UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders are attached herewith.

(b)	Not applicable.

WisdomTree Trust

Semi-Annual Report

February 28, 2023

Currency Strategy Funds:

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

Fixed Income Funds:

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Floating Rate Treasury Fund (USFR)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Mortgage Plus Bond Fund (MTGP)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

Alternative Funds:

WisdomTree Alternative Income Fund (HYIN)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN)

WisdomTree Enhanced Commodity Strategy Fund (GCC)

WisdomTree Managed Futures Strategy Fund (WTMF)

WisdomTree PutWrite Strategy Fund (PUTW)

(formerly, WisdomTree CBOE S&P 500 PutWrite Strategy Fund)

WisdomTree Target Range Fund (GTR)

“WisdomTree” is a registered mark of WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com/investments.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	92.8%
Exchange-Traded Funds	4.3%
Other Assets less Liabilities‡	2.9%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 4.31%, 3/16/23	23.7%
U.S. Treasury Bill, 4.53%, 4/27/23	23.5%
U.S. Treasury Bill, 4.68%, 5/9/23	23.3%
U.S. Treasury Bill, 4.68%, 5/30/23	22.3%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.3%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 43 of this report.

The WisdomTree Bloomberg U.S. Dollar Bullish Fund (the “Fund”) seeks to provide total returns, before fees and expenses, that exceed the performance of the Bloomberg Dollar Total Return Index (the “Index”). The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to potentially benefit as the U.S. dollar appreciates in value relative to a basket of global currencies. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

Shareholder Expense Example (for the six-month period ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$988.80	0.50%[1]	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%[1]	$2.51
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-1.12%	8.68%	1.50%	3.27%	2.75%
Fund Market Price Returns	-0.98%	8.68%	1.35%	3.32%	2.76%
Bloomberg Dollar Total Return Index	-1.52%	8.51%	1.78%	3.17%	2.89%
Bloomberg Dollar Spot Index	-3.16%	6.28%	1.23%	2.02%	2.27%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 18, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	66.4%
Exchange-Traded Funds	4.5%
Repurchase Agreement	29.3%
Other Assets less Liabilities‡	-0.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 4.68%, 5/9/23	35.1%
U.S. Treasury Bill, 4.41%, 3/28/23	31.3%
Citigroup, Inc., tri-party repurchase agreement, 4.55%, 3/1/23††	29.3%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.5%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 43 of this report.

The WisdomTree Chinese Yuan Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese yuan relative to the U.S. dollar. The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to Chinese currency and money market rates. The Chinese yuan is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

Shareholder Expense Example (for the six-month period ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,004.80	0.45%[1]	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%[1]	$2.26
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	0.48%	-6.79%	2.45%	0.60%	1.28%
Fund Market Price Returns	0.72%	-6.83%	2.57%	0.58%	1.29%
JP Morgan Emerging Local Markets Index Plus (ELMI+) China	1.44%	-5.69%	3.40%	1.58%	2.28%
Chinese yuan	-0.97%	-8.98%	0.32%	-1.81%	-1.08%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	63.5%
Exchange-Traded Funds	4.0%
Repurchase Agreement	32.0%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 4.68%, 5/9/23	34.7%
Citigroup, Inc., tri-party repurchase agreement, 4.55%, 3/1/23††	32.0%
U.S. Treasury Bill, 4.41%, 3/28/23	28.8%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.0%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 43 of this report.

The WisdomTree Emerging Currency Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar. The Fund seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to the currencies and money market rates of selected emerging market countries. Emerging market currencies can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

Shareholder Expense Example (for the six-month period ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,042.20	0.55%[1]	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%[1]	$2.76
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	4.22%	0.44%	-0.82%	-1.98%	-1.63%
Fund Market Price Returns	4.42%	0.86%	-0.90%	-1.97%	-1.62%
JP Morgan Emerging Local Markets Index Plus (ELMI+)	5.11%	-4.49%	-1.40%	-1.56%	-0.91%
Equal-Weighted Emerging Currency Composite	4.62%	-5.36%	-2.14%	-2.32%	-1.42%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

Country Breakdown†

Country	% of Net Assets
South Korea	8.0%
United Arab Emirates	6.6%
India	6.0%
Mexico	5.8%
Israel	5.1%
Colombia	5.1%
United Kingdom	4.7%
Chile	4.6%
China	4.4%
Saudi Arabia	3.5%
Brazil	3.4%
Thailand	2.8%
Indonesia	2.5%
South Africa	2.4%
Kuwait	2.2%
Turkey	2.2%
Qatar	2.1%
Malaysia	2.1%
Guatemala	1.9%
Peru	1.8%
Hong Kong	1.7%
Mongolia	1.7%
Luxembourg	1.6%
Panama	1.3%
Oman	1.1%
Argentina	1.1%
Ireland	1.0%
Others^	6.7%
Other Assets less Liabilities‡	6.6%

Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

^	Includes countries that represent less than 1% of net assets.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
HSBC Holdings PLC, 8.00%, 3/7/28	1.4%
Saudi Arabian Oil Co., 2.25%, 11/24/30	1.3%
AES Panama Generation Holdings SRL, 4.38%, 5/31/30	1.3%
Sands China Ltd., 5.90%, 8/8/28	1.3%
Ecopetrol SA, 8.88%, 1/13/33	1.2%
JSW Steel Ltd., 5.05%, 4/5/32	1.1%
Nexa Resources SA, 6.50%, 1/18/28	1.1%
Mizrahi Tefahot Bank Ltd., 3.08%, 4/7/31	1.1%
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 3/14/26	1.1%
Banco do Brasil SA, 9.00%, 6/18/24	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in U.S. dollar denominated debt securities issued by corporate entities that are domiciled in, or economically tied to, emerging market countries.

Shareholder Expense Example (for the six-month period ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,021.80	0.60%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	2.18%	-3.35%	-2.06%	1.03%	1.81%
Fund Market Price Returns	2.34%	-5.16%	-1.80%	1.01%	1.76%
JP Morgan CEMBI Diversified Index	1.78%	-5.68%	-2.15%	1.38%	2.70%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

Country Breakdown†

Country	% of Net Assets
Indonesia	11.1%
South Africa	8.5%
Brazil	8.4%
Supranational Bonds	8.3%
Malaysia	7.4%
Colombia	7.1%
United States	7.1%
Mexico	4.8%
Chile	4.7%
China	4.3%
Poland	4.2%
Thailand	3.9%
Peru	3.9%
India	3.7%
Hungary	2.2%
Czech Republic	2.2%
Romania	2.1%
Turkey	1.4%
Philippines	1.1%
Egypt	0.0%	^
Other Assets less Liabilities‡	3.6%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

^	Represents less than 0.05%.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 4.55%, 3/1/23††	7.1%
Brazil Letras do Tesouro Nacional, 8.09%, 1/1/24, Series LTN	2.0%
European Investment Bank, 7.50%, 7/30/23	1.8%
International Finance Corp., 7.00%, 7/20/27	1.5%
Colombian TES, 10.00%, 7/24/24, Series B	1.3%
Republic of South Africa Government Bond, 8.50%, 1/31/37, Series 2037	1.3%
Brazil Letras do Tesouro Nacional, 9.41%, 7/1/24, Series LTN	1.3%
Brazil Letras do Tesouro Nacional, 12.83%, 1/1/26, Series LTN	1.2%
Republic of South Africa Government Bond, 8.00%, 1/31/30, Series 2030	1.1%
China Government Bond, 2.68%, 5/21/30, Series INBK	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Emerging Markets Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the local currencies of emerging market countries.

Shareholder Expense Example (for the six-month period ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,035.80	0.55%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	3.58%	-5.30%	-3.95%	-2.99%	-2.28%
Fund Market Price Returns	2.62%	-2.76%	-4.00%	-2.97%	-2.29%
JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index	4.20%	-6.11%	-4.29%	-2.96%	-1.97%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	99.6%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Floating Rate Note, 4.95%, 10/31/24	27.1%
U.S. Treasury Floating Rate Note, 4.85%, 7/31/24	27.1%
U.S. Treasury Floating Rate Note, 4.73%, 4/30/24	27.1%
U.S. Treasury Floating Rate Note, 5.01%, 1/31/25	18.3%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Floating Rate Treasury Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg U.S. Treasury Floating Rate Bond Index (the “Index”). In seeking to track the Index, the Fund invests in floating rate public obligations of the U.S. Treasury. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,020.20	0.15%	$0.75
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%	$0.75

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	2.02%	2.59%	0.95%	1.37%	0.95%
Fund Market Price Returns	2.00%	2.57%	0.95%	1.38%	0.94%
Bloomberg U.S. Treasury Floating Rate Bond Index	2.15%	2.78%	1.14%	1.55%	1.12%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 4, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

Investment Breakdown†

Investment Type	% of Net Assets
Corporate Bonds	95.2%
Other Assets less Liabilities‡	4.8%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
DISH DBS Corp., 5.88%, 11/15/24	0.9%
Tenet Healthcare Corp., 4.88%, 1/1/26	0.9%
Sirius XM Radio, Inc., 5.50%, 7/1/29	0.9%
Frontier Communications Holdings LLC, 5.00%, 5/1/28	0.8%
Transocean, Inc., 11.50%, 1/30/27	0.8%
Centene Corp., 4.63%, 12/15/29	0.7%
DISH DBS Corp., 7.75%, 7/1/26	0.7%
CommScope, Inc., 8.25%, 3/1/27	0.7%
Gray Television, Inc., 7.00%, 5/15/27	0.7%
Deutsche Bank AG, 3.74%, 1/7/33	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Interest Rate Hedged High Yield Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index (the “Index”). In seeking to track the Index, the Fund invests mainly in U.S. non-investment-grade corporate fixed income securities that are deemed to have favorable fundamental and income characteristics and obtains short exposure to U.S. Treasuries such that the Fund’s total portfolio duration approximates zero years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,052.10	0.43%	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43%	$2.16

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.21%	2.64%	2.55%	2.35%	2.96%
Fund Market Price Returns	5.63%	2.48%	2.55%	2.33%	2.93%
ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index/WisdomTree U.S. High Yield Corporate Bond, Zero Duration Spliced Index[2]	5.50%	3.39%	3.94%	3.26%	3.71%
ICE BofA Merrill Lynch U.S. High Yield Index	2.36%	-5.52%	1.14%	2.70%	3.81%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

[2]	ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index through May 31, 2020; WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	40.6%
U.S. Government Agencies	28.0%
Corporate Bonds	24.8%
Commercial Mortgage-Backed Securities	2.0%
Supranational Bonds	1.4%
Municipal Bonds	0.9%
Foreign Government Obligations	0.8%
Foreign Government Agencies	0.7%
Asset-Backed Securities	0.5%
U.S. Government Agencies Sold Short	-0.3%
Repurchase Agreement	1.2%
Other Assets less Liabilities‡	-0.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 4.55%, 3/1/23††	1.2%
U.S. Treasury Note, 0.88%, 11/15/30	0.6%
U.S. Treasury Note, 0.63%, 8/15/30	0.6%
U.S. Treasury Bond, 1.75%, 8/15/41	0.6%
U.S. Treasury Note, 2.75%, 8/15/32	0.5%
U.S. Treasury Note, 0.63%, 10/15/24	0.4%
U.S. Treasury Note, 2.88%, 5/15/32	0.4%
U.S. Treasury Note, 0.75%, 11/15/24	0.4%
U.S. Treasury Bond, 2.25%, 5/15/41	0.4%
Uniform Mortgage-Backed Security, 4.50%, 3/13/53	0.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration (the “Index”). In seeking to track the Index, the Fund invests mainly in U.S. investment grade fixed income securities and obtains short exposure to U.S. Treasuries such that the Fund’s total portfolio duration approximates zero years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,034.00	0.23%	$1.16
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	0.23%	$1.15

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	3.40%	3.43%	1.40%	1.76%	1.40%
Fund Market Price Returns	3.14%	3.33%	1.30%	1.71%	1.40%
Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration	3.19%	3.40%	1.52%	1.70%	1.61%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

Investment Breakdown†

Investment Type	% of Net Assets
Collateralized Mortgage Obligations	57.8%
U.S. Government Agencies	32.8%
Commercial Mortgage-Backed Securities	4.2%
Collateralized Loan Obligations	3.3%
Other Assets less Liabilities‡	1.9%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Federal Home Loan Mortgage Corp., 2.00%, 1/1/52	3.5%
Government National Mortgage Association, 4.00%, 3/20/44, Series 2014-43, Class Z	2.9%
Seasoned Credit Risk Transfer Trust, 3.75%, 9/25/55, Series 2016-1, Class M2	2.7%
Federal National Mortgage Association REMIC, 1.75%, 11/25/40, Series 2012-51, Class GU	2.1%
Federal National Mortgage Association REMIC, 3.00%, 4/25/45, Series 2015-23, Class HZ	2.1%
Federal National Mortgage Association, 2.50%, 11/1/50	1.9%
Federal Home Loan Mortgage Corp. REMIC, 4.00%, 1/15/41, Series 4179, Class AZ	1.9%
Federal Home Loan Mortgage Corp., 2.50%, 2/1/52	1.9%
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 4/15/40, Series 3658, Class CZ	1.8%
Federal Home Loan Mortgage Corp., 2.00%, 9/1/51	1.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Mortgage Plus Bond Fund (the “Fund”) seeks income and capital appreciation. The Fund attempts to achieve its objective through investments in mortgage-related debt and other securitized debt.

Shareholder Expense Example (for the six-month period ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$970.60	0.45%	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-2.94%	-9.49%	-3.29%	-2.22%
Fund Market Price Returns	-3.10%	-9.47%	-3.31%	-2.26%
Bloomberg U.S. Securitized Mortgage Backed Securities/Asset Backed Securities/Commercial Mortgage Backed Securities (MBS/ABS/CMBS) Index	-2.37%	-8.94%	-3.50%	-2.53%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on November 14, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	33.8%
Corporate Bonds	33.8%
U.S. Government Agencies	21.9%
Foreign Government Obligations	3.5%
Commercial Mortgage-Backed Securities	3.1%
Foreign Government Agencies	1.1%
Municipal Bonds	0.9%
Asset-Backed Securities	0.5%
Supranational Bonds	0.2%
Other Assets less Liabilities‡	1.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
U.S. Treasury Note, 0.13%, 1/15/24	5.9%
U.S. Treasury Note, 4.00%, 2/15/26	4.9%
U.S. Treasury Note, 4.00%, 2/29/28	3.4%
U.S. Treasury Note, 4.63%, 2/28/25	2.8%
U.S. Treasury Note, 4.13%, 1/31/25	2.7%
U.S. Treasury Note, 1.50%, 1/31/27	1.9%
U.S. Treasury Note, 2.88%, 6/15/25	1.8%
U.S. Treasury Bond, 4.00%, 11/15/52	1.4%
U.S. Treasury Note, 3.88%, 1/15/26	1.4%
U.S. Treasury Note, 3.50%, 1/31/28	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Voya Yield Enhanced USD Universal Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg U.S. Universal Enhanced Yield Index (the “Index”).

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

Shareholder Expense Example (for the period1 ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$980.10	0.15%	$0.09
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%	$0.75
[1]

Fund commenced operations on February 7, 2023. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 22/365 (to reflect the period since commencement of operations).

WisdomTree Trust	11

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

Investment Breakdown†

Investment Type	% of Net Assets
Corporate Bonds	39.5%
U.S. Government Agencies	26.6%
U.S. Government Obligations	21.3%
Commercial Mortgage-Backed Securities	6.5%
Asset-Backed Securities	3.9%
Foreign Government Obligations	2.0%
Foreign Government Agencies	0.2%
Municipal Bonds	0.2%
Supranational Bonds	0.0%	^
U.S. Government Agencies Sold Short	-0.9%
Repurchase Agreement	1.5%
Other Assets less Liabilities‡	-0.8%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

^	Represents less than 0.1%.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 4.55%, 3/1/23††	1.5%
Tennessee Valley Authority, 5.25%, 9/15/39	0.9%
Federal Home Loan Bank, 5.50%, 7/15/36	0.8%
Tennessee Valley Authority, 5.88%, 4/1/36	0.6%
Tennessee Valley Authority, 5.38%, 4/1/56	0.4%
Federal National Mortgage Association, 5.63%, 7/15/37	0.4%
Tennessee Valley Authority, 4.25%, 9/15/65	0.4%
Tennessee Valley Authority, 4.70%, 7/15/33, Series B	0.3%
Government National Mortgage Association, 2.00%, 1/20/51	0.3%
Tennessee Valley Authority, 3.50%, 12/15/42	0.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg U.S. Aggregate Enhanced Yield Index (the “Index”). In seeking to track the Index, the Fund invests mainly in U.S. investment grade fixed income securities. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$979.20	0.12%	$0.59
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.12%	$0.60

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-2.08%	-10.97%	-4.93%	0.07%	0.89%
Fund Market Price Returns	-2.01%	-10.83%	-4.92%	0.07%	0.89%
Bloomberg U.S. Aggregate Enhanced Yield Index	-2.03%	-10.86%	-4.84%	0.23%	1.07%
Bloomberg U.S. Aggregate Bond Index	-2.13%	-9.72%	-3.77%	0.53%	0.93%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 9, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

Investment Breakdown†

Investment Type	% of Net Assets
Corporate Bonds	42.5%
U.S. Government Obligations	41.0%
U.S. Government Agencies	16.0%
Commercial Mortgage-Backed Securities	5.7%
Foreign Government Agencies	0.5%
Foreign Government Obligations	0.5%
Asset-Backed Securities	0.1%
Other Assets less Liabilities‡	-6.3%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
U.S. Treasury Note, 0.50%, 3/31/25	15.5%
U.S. Treasury Bill, 4.59%, 3/28/23	8.0%
U.S. Treasury Note, 3.50%, 1/31/28	6.4%
Uniform Mortgage-Backed Security, 3.00%, 3/16/38	5.3%
U.S. Treasury Note, 0.63%, 7/31/26	4.1%
Federal National Mortgage Association, 2.63%, 9/6/24	3.0%
Benchmark Mortgage Trust, 2.58%, 4/15/54, Series 2021-B25, Class A5	2.6%
U.S. Treasury Note, 2.50%, 3/31/27	1.9%
Federal Home Loan Mortgage Corp., 0.38%, 9/23/25	1.9%
Federal Home Loan Mortgage Corp., 0.38%, 4/20/23	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg U.S. Short Aggregate Enhanced Yield Index (the “Index”). In seeking to track the Index, the Fund invests mainly in short-term U.S. investment grade fixed income securities having effective maturities generally shorter than five years. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$991.70	0.12%	$0.59
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.12%	$0.60

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-0.83%	-4.66%	-1.62%	0.94%	0.72%
Fund Market Price Returns	-0.81%	-4.68%	-1.66%	0.89%	0.71%
Bloomberg U.S. Short Aggregate Enhanced Yield Index	-0.56%	-4.70%	-2.00%	0.83%	0.66%
Bloomberg U.S. Short Aggregate Composite Index	-0.70%	-4.21%	-1.40%	0.96%	0.72%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on May 18, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree Alternative Income Fund (HYIN)

Investment Breakdown†

Investment Type	% of Net Assets
Common Stocks	71.4%
Closed-End Mutual Funds	28.2%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Angel Oak Mortgage, Inc.	4.3%
Hercules Capital, Inc.	3.2%
Main Street Capital Corp.	3.1%
Owl Rock Capital Corp.	3.1%
Blackstone Secured Lending Fund	3.1%
FS KKR Capital Corp.	3.0%
Oxford Lane Capital Corp.	3.0%
Arbor Realty Trust, Inc.	3.0%
Ladder Capital Corp.	2.9%
Redwood Trust, Inc.	2.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Alternative Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Gapstow Liquid Alternative Credit Index (the “Index”), which is designed to provide diversified exposure to alternative credit sectors. Alternative credit is an asset class that includes debt and debt-based investments that have a higher expected risk, return, and yield than traditional investment grade fixed income instruments. In seeking to track the Index, the Fund invests mainly in registered closed-end investment companies (“CEFs”), including CEFs that have elected to be regulated as “business development companies” under the Investment Company Act of 1940, as amended, and real estate investment trusts that are listed and publicly traded on a major U.S. stock exchange. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$996.90	0.50%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-0.31%	-8.46%	-6.15%
Fund Market Price Returns	-0.13%	-8.04%	-6.04%
Gapstow Liquid Alternative Credit Index	-0.01%	-7.95%	-5.62%
ICE BofA Merrill Lynch U.S. High Yield Index	2.36%	-5.52%	-3.39%
S&P 500® Index	1.26%	-7.69%	-1.09%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on May 6, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

Country Breakdown†

Country	% of Net Assets
United States	89.0%
Others^	0.9%
Other Assets less Liabilities‡	10.1%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

^	Includes countries that represent less than 1% of net assets.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	6.0%
Microsoft Corp.	5.0%
Amazon.com, Inc.	2.3%
Tesla, Inc.	1.5%
NVIDIA Corp.	1.5%
Berkshire Hathaway, Inc., Class B	1.4%
Alphabet, Inc., Class C	1.4%
Alphabet, Inc., Class A	1.4%
Exxon Mobil Corp.	1.3%
UnitedHealth Group, Inc.	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Efficient Gold Plus Equity Strategy Fund (the “Fund”) is actively managed using a models-based approach seeking total return. The Fund seeks to achieve its investment objective by investing, either directly or through a wholly-owned subsidiary, in a portfolio comprised of (i) U.S.-listed gold futures contracts and (ii) U.S. equity securities. The Fund uses U.S.-listed gold futures contracts to enhance the capital efficiency of the Fund.

Shareholder Expense Example (for the six-month period ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,044.20	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	0.20%	$1.00

Performance

	Cumulative Total Return

	6-Month	Since Inception[1]
Fund NAV Returns	4.42%	-13.82%
Fund Market Price Returns	4.45%	-13.63%
S&P 500® Index	1.26%	-7.43%
[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on March 17, 2022.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

Country Breakdown†

Country	% of Net Assets
Canada	40.9%
United States	14.2%
Australia	14.2%
South Africa	7.9%
Brazil	4.0%
United Kingdom	3.8%
China	2.6%
Peru	1.0%
Others^	1.2%
Other Assets less Liabilities‡	10.2%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

^	Includes countries that represent less than 1% of net assets.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Newmont Corp.	10.3%
Barrick Gold Corp.	9.3%
Franco-Nevada Corp.	7.5%
Agnico Eagle Mines Ltd.	5.1%
Northern Star Resources Ltd.	4.4%
Wheaton Precious Metals Corp.	4.0%
AngloGold Ashanti Ltd., ADR	3.7%
Newcrest Mining Ltd.	3.6%
Royal Gold, Inc.	3.4%
Gold Fields Ltd., ADR	3.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (the “Fund”) is actively managed using a models-based approach seeking total return. The Fund seeks to achieve its investment objective by investing, either directly or through a wholly-owned subsidiary, in a portfolio comprised of (i) U.S.-listed gold futures contracts and (ii) global equity securities issued by companies that derive at least 50% of their revenue from the gold mining business (“Gold Miners”). The Fund uses U.S.-listed gold futures contracts to enhance the capital efficiency of the Fund.

Shareholder Expense Example (for the six-month period ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,174.80	0.45%	$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	17.48%	-24.63%	-7.81%
Fund Market Price Returns	18.29%	-24.90%	-7.57%
NYSE ARCA Gold Miners Index	16.82%	-18.53%	-3.01%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 16, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	80.4%
Exchange-Traded Funds	4.6%
Other Assets less Liabilities‡	15.0%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 4.63%, 5/18/23	70.3%
U.S. Treasury Bill, 4.39%, 3/16/23	10.1%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.6%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 43 of this report.

The WisdomTree Enhanced Commodity Strategy Fund (the “Fund”) seeks to achieve positive total returns in rising and falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is actively managed and intends to provide broad-based exposure to the following four commodity sectors: Energy, Agriculture, Industrial Metals, and Precious Metals primarily through investments in futures contracts.

Shareholder Expense Example (for the six-month period ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$956.00	0.55%[1]	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%[1]	$2.76
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-4.40%	-7.10%	11.64%
Fund Market Price Returns	-4.23%	-7.62%	11.46%
S&P GSCI Index	-8.36%	-0.30%	27.49%
Bloomberg Commodity Index Total Return	-10.92%	-4.72%	17.03%
*	Returns of less than one year are cumulative.

[1]	For the period December 19, 2020 (post-reorganization) through February 28, 2023.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	17

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	90.8%
Exchange-Traded Funds	4.4%
Other Assets less Liabilities‡	4.8%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 4.63%, 5/18/23	80.5%
U.S. Treasury Bill, 4.41%, 3/16/23	10.3%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.4%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 43 of this report.

The WisdomTree Managed Futures Strategy Fund (the “Fund”) seeks to provide investors with positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is managed using a quantitative, rules-based strategy and invests in a combination of diversified futures contracts for equities, commodities, currencies and interest rates.

Shareholder Expense Example (for the six-month period ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$981.70	0.65%[1]	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	0.65%[1]	$3.26
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-1.83%	-3.47%	3.21%	0.87%	0.11%
Fund Market Price Returns	-1.85%	-2.97%	3.12%	0.84%	0.07%
ICE BofA U.S. 3-Month Treasury Bill Index	1.74%	2.10%	0.84%	1.35%	0.83%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index Composite	-0.11%	-8.34%	6.25%	6.65%	8.05%
S&P GSCI Index	-8.36%	-0.30%	16.63%	5.62%	-3.66%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

18	WisdomTree Trust

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree PutWrite Strategy Fund (PUTW)

(formerly, WisdomTree CBOE S&P 500 PutWrite Strategy Fund)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	95.8%
Exchange-Traded Funds	4.4%
Other Assets less Liabilities‡	-0.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 4.76%, 5/18/23	57.2%
U.S. Treasury Bill, 4.92%, 8/10/23	38.6%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.4%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

^	For a full list of holdings information for the underlying WisdomTree fund, please see page 43 of this report.

The WisdomTree PutWrite Strategy Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Volos U.S. Large Cap Target 2.5% PutWrite Index (the “Index”). Prior to October 25, 2022, the Fund sought to track the price and yield performance, before fees and expenses, of the CBOE S&P 500 PutWrite Index (the “Former Index”), utilizing a strategy of writing put options on the S&P 500 Index. In seeking to track the Former Index, the strategy was designed to receive a premium from the option buyer by selling (i.e., writing) a sequence of one-month, at-the-money, S&P 500 Index put options. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,014.80	0.44%[1]	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	0.44%[1]	$2.21
[1]

WisdomTree Asset Management, Inc. voluntarily waives a portion of its advisory fee, that it would otherwise charge, in an amount equal to the acquired fund fees and expenses (“AFFEs”) attributable to the Fund’s investment in the underlying WisdomTree fund. The “Annualized Net Expense Ratio” does not include the impact of AFFEs.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	1.48%	-5.06%	7.62%	4.10%	5.73%
Fund Market Price Returns	1.46%	-4.64%	7.95%	4.09%	5.72%
CBOE S&P 500® PutWrite/Volos U.S. Large Cap Target 2.5% PutWrite Spliced Index[2]	2.73%	-3.57%	8.60%	4.88%	6.45%
S&P 500® Index	1.26%	-7.69%	12.15%	9.82%	12.89%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 24, 2016.

[2]	CBOE S&P 500® PutWrite Index through October 24, 2022; Volos U.S. Large Cap Target 2.5% PutWrite Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	19

Performance Summary

as of February 28, 2023 (unaudited)

WisdomTree Target Range Fund (GTR)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	74.2%
Purchased Options (Exchange-Traded)	18.5%
Other Assets less Liabilities‡	7.3%
Total	100.0%

†	The Fund’s investment breakdown may change over time.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 4.62%, 5/18/23	74.2%
SPDR S&P 500 ETF Trust, Purchased Call Option @ $340 strike expiring 1/19/24	9.7%
iShares Russell 2000 ETF, Purchased Call Option @ $160 strike expiring 1/19/24	4.1%
iShares MSCI EAFE ETF, Purchased Call Option @ $61 strike expiring 1/19/24	3.3%
iShares MSCI Emerging Markets ETF, Purchased Call Option @ $35 strike expiring 1/19/24	1.4%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes written options and investment of cash collateral for securities on loan (if any).

The WisdomTree Target Range Fund (the “Fund”) is actively managed seeking capital appreciation, with a secondary objective of hedging risk. In general, the Fund is expected to provide similar exposures to the TOPS® Global Equity Target Range Index (the “Index”), a long call spread option strategy that buys call options that are 15% in-the-money and sells call options that are 15% out-the-money, but will not match the Index’s returns due to the amount and timing of assets that flow in and out of the Fund.

Shareholder Expense Example (for the six-month period ended February 28, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$970.80	0.70%	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-2.92%	-11.72%	-10.66%
Fund Market Price Returns	-3.05%	-11.41%	-10.57%
TOPS® Global Equity Target Range Index	-2.73%	-10.71%	-9.84%
MSCI AC World Index	3.32%	-8.26%	-6.81%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on October 7, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

20	WisdomTree Trust

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each index referenced in this report.

60% S&P 500® Index/40% Bloomberg U.S. Aggregate Index Composite:

The 60% S&P 500® Index/40% Bloomberg U.S. Aggregate Index Composite represents a 60% weight to the S&P 500® Index and a 40% weight to the Bloomberg U.S. Aggregate Index. The Bloomberg U.S. Aggregate Index measures the performance of the U.S. investment investment-grade bond market.

Bloomberg Commodity Index Total Return:

Bloomberg Commodity Index Total Return is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index (“BCOM”). This combines the returns of the BCOM with the returns on cash collateral invested in 13-week U.S. Treasury Bills.

Bloomberg Dollar Spot Index:

The Bloomberg Dollar Spot Index tracks the performance of a basket of 10 leading global currencies versus the U.S. dollar. Each currency in the basket and its weight is determined annually based on its share of international trade and foreign exchange (FX) liquidity.

Bloomberg Dollar Total Return Index:

The Bloomberg Dollar Total Return Index is total return version of the Bloomberg Dollar Spot Index (BBDXY). It is generated by adding the daily forward implied yield of each currency, and U.S. funding rate, to BBDXY returns.

Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration:

The Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration combines long positions in the Bloomberg U.S. Aggregate Bond Index with short positions in U.S. Treasury Bonds to provide a duration exposure of 0 years. Market values of long and short positions are rebalanced at month-end.

Bloomberg U.S. Aggregate Bond Index:

The Bloomberg U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade bond market.

Bloomberg U.S. Aggregate Enhanced Yield Index:

The Bloomberg U.S. Aggregate Enhanced Yield Index uses a rules-based approach to reallocate across subcomponents in the Bloomberg U.S. Aggregate Bond Index seeking to enhance yield while maintaining a similar risk profile.

Bloomberg U.S. Securitized MBS/ABS/CMBS Index:

The Bloomberg U.S. Securitized MBS/ABS/CMBS Index is a market capitalization index that is designed to measure the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, commercial mortgage backed securities, and asset backed securities.

Bloomberg U.S. Short Aggregate Composite Index:

The Bloomberg U.S. Short Aggregate Composite Index measures the performance of the short-term U.S. investment-grade bond market.

Bloomberg U.S. Short Aggregate Enhanced Yield Index:

The Bloomberg U.S. Short Aggregate Enhanced Yield Index uses a rules-based approach to reallocate across subcomponents in the Bloomberg U.S. Aggregate Bond Index that

WisdomTree Trust	21

Description of Terms and Indexes (unaudited) (continued)

generally have effective maturities shorter than 5 years and seeks to enhance yield while maintaining a similar risk profile.

Bloomberg U.S. Treasury Floating Rate Bond Index:

The Bloomberg U.S. Treasury Floating Rate Bond Index is a rules-based, market-value weighted index engineered to measure the performance and characteristics of floating rate coupon U.S. Treasuries which have a maturity greater than 12 months.

Bloomberg U.S. Universal Enhanced Yield Index:

The Bloomberg U.S. Universal Enhanced Yield Index is a rules-based index that seeks to provide both exposure and potential yield enhancement across the broad universe of U.S. Dollar-denominated market.

CBOE® S&P 500 PutWrite Index:

The CBOE® S&P 500 PutWrite Index tracks the value of a cash-secured (i.e., collateralized) put option sales strategy, which consists of selling (or “writing”) S&P 500® Index put options and investing the sale proceeds in one- and three-month Treasury bills.

Collateralized loan obligation (CLO):

A collateralized loan obligation is a form of securitization where payments from multiple middle sized and large business loans are pooled together and passed on to different classes of owners.

Commercial mortgage backed securities (CMBS):

A type of mortgage backed security that is backed by commercial and multifamily mortgages rather than residential real estate.

Duration:

Duration is a measure of a bond’s sensitivity to changes in interest rates. The weighted average accounts for the various durations of the bonds purchased as well as the proportion of the total government bond portfolio that they make up.

Equal-Weighted Emerging Currency Composite:

A composite incorporating equal-weighted exposure to the currencies within the Emerging Currency Strategy Fund was constructed as an additional gauge of Emerging Currency Strategy Fund performance. The composite tracks the returns for the currencies using the total returns of the country subindices of the JP Morgan Emerging Local Markets Index Plus (ELMI+). Each subindex uses a weighted basket of one-month, two-month and three-month currency forwards (deliverable or nondeliverable) collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. Currency exposures are rebalanced back to equal-weighting at the end of the month in which the Emerging Currency Strategy Fund intends to rebalance, and currency changes are reflected in the composite at the end of the month they are reflected in the Fund.

Gapstow Liquid Alternative Credit Index:

The Gapstow Liquid Alternative Credit Index (GLACI) is an equal-weighted index that tracks the performance of 35 Publicly Traded Alternative Credit Vehicles (“PACs”) using an objective, rules-based methodology. PACs are a subset of business development companies, real estate investment trusts, and closed-end funds, and selected because of their exposure to a range of U.S. alternative credit sectors (tradeable high yield, structured, and private credit) and borrower segments (households, corporations, and commercial real estate sponsors). GLACI is the first index constructed to provide diversified exposure to these alternative credit sectors and segments.

22	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index:

The ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index tracks the performance of the combination of a long position in short maturity U.S. high yield bonds and a short position in on-the-run U.S. Treasuries where the net interest rate exposure of the index is adjusted to a zero year duration. Market values of long and short positions are rebalanced at month-end.

ICE BofA Merrill Lynch U.S. High Yield Index:

The ICE BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate bond debt securities issued in the U.S.

ICE BofA U.S. 3-Month Treasury Bill Index:

The ICE BofA U.S. 3-Month Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

JP Morgan CEMBI Diversified Index:

The JP Morgan CEMBI Diversified Index is an alternatively weighted version of the JP Morgan CEMBI Index (a comprehensive U.S. dollar-denominated emerging market corporate bond index) which limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.

JP Morgan Emerging Local Markets Index Plus (ELMI+):

The JP Morgan Emerging Local Markets Index Plus (ELMI+) and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries.

JP Morgan Emerging Local Markets Index Plus (ELMI+) China:

The China subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Chinese yuan money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index:

The JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index tracks the performance of local currency debt issued by emerging market governments, whose debt is accessible by most of the international investor base. The index incorporates a constrained market capitalization methodology in which individual issuer exposures are capped at 10% (with the excess distributed to smaller issuers) for greater diversification among issuing governments. The returns are reported in U.S. dollar terms.

Long Call Spread:

A long call spread is an option trading strategy designed to benefit from a stock’s limited increase in price. The strategy uses two call options — buying a lower strike call and selling a higher strike call — to create a range consisting of a lower strike price and an upper strike price. The long call spread helps to limit losses of owning stock but it also limits the gains.

Mortgage-backed security (MBS):

A mortgage backed security is a type of asset-backed security which is secured by a mortgage or collection of mortgages.

WisdomTree Trust	23

Description of Terms and Indexes (unaudited) (continued)

MSCI AC World Index:

The MSCI AC World Index is a free float adjusted market capitalization index that is designed to measure the performance of the world stock indexes covered by MSCI.

NYSE ARCA Gold Miners Index:

The NYSE Arca Gold Miners Index is a modified market capitalization weighted index that measures the performance of global gold mining companies.

S&P 500® Index:

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee designed to represent the performance of the leading industries in the United States economy.

S&P GSCI Index:

The S&P GSCI Index comprises the principal physical commodities that are the subject to active, liquid futures markets.

Spot Rate and Non-Deliverable Forward (“NDF”) Rate Returns:

A “spot” rate is the foreign exchange rate on foreign currency contracts settled generally within two business days from the trade date. The NDF rate is the foreign exchange rate on non-deliverable forward currency contracts settled on a future date that is generally greater than two business days from the trade date. The Chinese yuan NDF return rate relative to the U.S. dollar calculated by WisdomTree is the rate of return percentage difference between the end of period NDF rate and the beginning of period NDF rate using WM/Reuters Singapore closing rates.

Thomson Reuters Continuous Commodity Index:

The Thomson Reuters Continuous Commodity Index, also known as the Continuous Commodity Total Return Index or Refinitiv Equal Weight Continuous Commodity Total Return Index (the “Index”), is composed of notional amounts of each of the following commodities (“Index Commodities”): corn, soybean, wheat, live cattle, lean hogs, gold, silver, copper, cocoa, coffee, sugar, cotton, soybean oil, platinum, crude oil, NY Harbor ULSD (formerly known as heating oil), and natural gas. The notional amounts of each Index Commodity included in the Index are in equal weight proportion to the Index Commodities or 1/17 weighting per index commodity rebalanced daily.

TOPS® Global Equity Target Range Index:

The TOPS® Global Equity Target Range Index tracks the performance of a systematic collateralized conditional call / call spread strategy.

Volos U.S. Large Cap Target 2.5% PutWrite Index:

The Volos U.S. Large Cap Target 2.5% PutWrite Index tracks the performance of a systematic collateralized PutWrite strategy. At any point in time the strategy has two short put options on SPDR® ETF Trust, with different expiration dates, and a collateral account that accrues interest at a theoretical Treasury Bill rate on a daily basis.

WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index:

The WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index is a rules-based alternatively weighted index that is designed to provide exposure to U.S. high yield corporate bonds with a short position in U.S. Treasuries where the net interest rate exposure of the index is adjusted to a zero year duration.

* * * * * *

24	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

Bloomberg® and the Bloomberg Indices are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by WisdomTree. Bloomberg is not affiliated with WisdomTree, and Bloomberg does not approve, endorse, review, or recommend each of AGGY, SHAG, AGZD or UNIY. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to each of AGGY, SHAG, AGZD or UNIY.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“ICE BofA Merrill Lynch”) indices and related information, the name “ICE BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from ICE BofA Merrill Lynch, and may not be copied, used, or distributed without ICE BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by ICE BofA Merrill Lynch. ICE BofA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Neither Volos nor any other party guarantees the accuracy and/or the completeness of the Volos U.S. Large Cap Target 2.5% PutWrite Index (the “Index”) or any Index data included herein. Neither Volos nor any other party makes any warranty, express or implied, as to results to be obtained from the use of the Index or any Index data included herein. Volos expressly disclaims any liability for any errors or omissions in the Index or Index data and no party may rely on the Index or Index data contained in this communication. Volos does not promote, sponsor or endorse the content of this communication.

The Gapstow Liquid Alternative Credit Index is a registered service mark of Gapstow Capital Partners L.P. and has been licensed for use by WisdomTree Asset Management and WisdomTree Trust as the issuer of the WisdomTree Alternative Income Fund. The WisdomTree Alternative Income Fund is not sponsored, endorsed, sold, or promoted by Gapstow Capital Partners L.P., and it makes no representation regarding the advisability of investing in the Fund. GAPSTOW CAPITAL PARTNERS L.P. AND ITS AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE WISDOMTREE ALTERNATIVE INCOME FUND. Gapstow Capital Partners L.P. contracts with a calculation agent to independently calculate and publish the Gapstow Liquid Alternative Credit Index, and Gapstow Capital Partners L.P. cannot assure its accuracy. The publication of the Gapstow Liquid Alternative Credit Index does not constitute a recommendation by Gapstow Capital Partners L.P. to invest in the WisdomTree Alternative Income Fund. Gapstow Capital Partners L.P. offers no guarantee or assurance with regard to the results of using the Gapstow Liquid Alternative Credit Index.

WisdomTree, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

WisdomTree Trust	25

Description of Terms and Indexes (unaudited) (concluded)

Index returns do not reflect expenses paid by the Funds. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

CURRENCY ABBREVIATIONS:
AUD	Australian dollar	EUR	Euro	PHP	Philippine peso
BRL	Brazilian real	GBP	British pound	PLN	Polish zloty
CAD	Canadian dollar	IDR	Indonesian rupiah	THB	Thai baht
CHF	Swiss franc	INR	Indian rupee	TRY	Turkish new lira
CLP	Chilean peso	JPY	Japanese yen	TWD	New Taiwan dollar
CNH	Offshore Chinese renminbi	KRW	South Korean won	USD	U.S. dollar
CNY	Chinese yuan	MXN	Mexican peso	ZAR	South African rand
COP	Colombian peso	MYR	Malaysian ringgit

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
HECM	Home Equity Conversion Mortgage
HRW	Hard Red Winter
PIK	Payment-In-Kind
RBOB	Reformulated Blendstock for Oxygenate Blending
REMIC	Real Estate Mortgage Investment Conduit
ULSD	Ultra-Low-Sulfur Diesel
WTI	West Texas Intermediate

26	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2023

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 92.8%

U.S. Treasury Bills – 92.8%
4.31%, 3/16/23*	$71,975,000	$71,840,572
4.53%, 4/27/23*	71,810,000	71,281,725
4.68%, 5/9/23*	71,100,000	70,471,318
4.68%, 5/30/23*	68,250,000	67,453,864
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $281,113,828)		281,047,479

EXCHANGE-TRADED FUND – 4.3%

United States – 4.3%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $12,892,368)	256,500	12,899,385

TOTAL INVESTMENTS IN SECURITIES – 97.1% (Cost: $294,006,196)		293,946,864

Other Assets less Liabilities – 2.9%		8,800,589

NET ASSETS – 100.0%		$302,747,453
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2023 were as follows:

Affiliate	Value at 8/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2023	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$16,758,375	$5,033,200	$8,906,390	$(4,943)	$19,143	$12,899,385	$309,160	$909

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	3/6/2023	14,972,435	USD	21,185,000	AUD	$714,955	$—
Bank of America NA	3/6/2023	34,410,127	USD	45,775,000	CAD	862,162	—
Barclays Bank PLC	3/6/2023	139,422,000	CNH	20,064,906	USD	1,690	—
Barclays Bank PLC	3/6/2023	512,311,000	MXN	27,977,051	USD	2,294	—
Barclays Bank PLC	4/5/2023	27,903,465	USD	513,885,000	MXN	—	(3,546)
Barclays Bank PLC	4/6/2023	21,201,635	USD	147,045,000	CNH	—	(3,146)
Citibank NA	3/6/2023	5,737,000	INR	69,479	USD	—	(94)
Citibank NA	3/6/2023	1,617,000	TWD	53,636	USD	—	(545)
Citibank NA	3/6/2023	183,095,000	TWD	5,958,184	USD	53,364	—
Citibank NA	4/10/2023	6,199,256	USD	189,970,000	TWD	—	(60,044)
Goldman Sachs	3/6/2023	5,630,000	INR	68,180	USD	—	(90)
Goldman Sachs	3/6/2023	22,540,000	INR	272,009	USD	593	—
Goldman Sachs	3/6/2023	106,051,000	KRW	86,671	USD	—	(6,519)
Goldman Sachs	3/6/2023	105,000,000	KRW	84,141	USD	—	(4,783)
Goldman Sachs	3/6/2023	420,000,000	KRW	333,333	USD	—	(15,900)
Goldman Sachs	3/6/2023	1,550,000	TWD	51,857	USD	—	(966)
Goldman Sachs	3/6/2023	6,210,000	TWD	207,242	USD	—	(3,349)
Goldman Sachs	3/6/2023	15,657,094	USD	14,285,000	CHF	483,571	—
Goldman Sachs	3/6/2023	28,694,812	USD	543,460,000	MXN	—	(985,704)
HSBC Holdings PLC	3/6/2023	19,979,000	AUD	13,446,127	USD	—	(284)
HSBC Holdings PLC	3/6/2023	42,801,000	CAD	31,368,132	USD	223	—
HSBC Holdings PLC	3/6/2023	649,674,000	INR	7,860,544	USD	—	(3,293)
HSBC Holdings PLC	3/6/2023	12,099,246,000	KRW	9,152,228	USD	—	(7,698)
HSBC Holdings PLC	3/6/2023	21,936,493	USD	147,895,000	CNH	650,403	—
HSBC Holdings PLC	3/6/2023	42,283,257	USD	5,480,130,000	JPY	2,012,549	—
HSBC Holdings PLC	3/6/2023	10,422,629	USD	12,837,135,000	KRW	720,407	—
HSBC Holdings PLC	4/6/2023	14,397,460	USD	21,370,000	AUD	—	(749)
HSBC Holdings PLC	4/6/2023	33,047,818	USD	45,080,000	CAD	—	(549)
HSBC Holdings PLC	4/6/2023	8,122,677	USD	673,240,000	INR	—	(3,672)

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	4/6/2023	10,079,336	USD	13,309,965,000	KRW	$7,170	$—
JP Morgan Chase Bank NA	3/6/2023	175,000	AUD	124,102	USD	—	(6,327)
JP Morgan Chase Bank NA	3/6/2023	170,000	AUD	117,845	USD	—	(3,435)
JP Morgan Chase Bank NA	3/6/2023	685,000	AUD	472,141	USD	—	(11,137)
JP Morgan Chase Bank NA	3/6/2023	176,000	AUD	121,878	USD	—	(3,430)
JP Morgan Chase Bank NA	3/6/2023	378,000	CAD	283,956	USD	—	(6,924)
JP Morgan Chase Bank NA	3/6/2023	375,000	CAD	279,869	USD	—	(5,036)
JP Morgan Chase Bank NA	3/6/2023	1,490,000	CAD	1,108,389	USD	—	(16,386)
JP Morgan Chase Bank NA	3/6/2023	381,000	CAD	285,526	USD	—	(6,296)
JP Morgan Chase Bank NA	3/6/2023	118,000	CHF	129,544	USD	—	(4,204)
JP Morgan Chase Bank NA	3/6/2023	115,000	CHF	124,514	USD	—	(2,361)
JP Morgan Chase Bank NA	3/6/2023	465,000	CHF	502,292	USD	—	(8,369)
JP Morgan Chase Bank NA	3/6/2023	119,000	CHF	129,075	USD	—	(2,674)
JP Morgan Chase Bank NA	3/6/2023	1,222,000	CNH	181,748	USD	—	(5,869)
JP Morgan Chase Bank NA	3/6/2023	1,205,000	CNH	177,334	USD	—	(3,902)
JP Morgan Chase Bank NA	3/6/2023	4,815,000	CNH	709,015	USD	—	(16,006)
JP Morgan Chase Bank NA	3/6/2023	1,231,000	CNH	180,596	USD	—	(3,421)
JP Morgan Chase Bank NA	3/6/2023	737,000	EUR	805,747	USD	—	(26,034)
JP Morgan Chase Bank NA	3/6/2023	725,000	EUR	783,912	USD	—	(16,894)
JP Morgan Chase Bank NA	3/6/2023	3,100,000	EUR	3,331,477	USD	—	(51,813)
JP Morgan Chase Bank NA	3/6/2023	741,000	EUR	792,401	USD	—	(8,455)
JP Morgan Chase Bank NA	3/6/2023	222,000	GBP	271,837	USD	—	(4,787)
JP Morgan Chase Bank NA	3/6/2023	220,000	GBP	265,263	USD	—	(618)
JP Morgan Chase Bank NA	3/6/2023	875,000	GBP	1,052,505	USD	58	—
JP Morgan Chase Bank NA	3/6/2023	223,000	GBP	268,945	USD	—	(691)
JP Morgan Chase Bank NA	3/6/2023	45,273,000	JPY	352,949	USD	—	(20,260)
JP Morgan Chase Bank NA	3/6/2023	44,710,000	JPY	342,188	USD	—	(13,637)
JP Morgan Chase Bank NA	3/6/2023	179,125,000	JPY	1,355,343	USD	—	(39,044)
JP Morgan Chase Bank NA	3/6/2023	45,611,000	JPY	348,023	USD	—	(12,851)
JP Morgan Chase Bank NA	3/6/2023	4,490,000	MXN	239,563	USD	5,654	—
JP Morgan Chase Bank NA	3/6/2023	4,430,000	MXN	232,463	USD	9,477	—
JP Morgan Chase Bank NA	3/6/2023	17,705,000	MXN	920,204	USD	46,737	—
JP Morgan Chase Bank NA	3/6/2023	4,524,000	MXN	241,586	USD	5,488	—
JP Morgan Chase Bank NA	3/6/2023	97,163,586	USD	89,190,000	EUR	2,804,477	—
JP Morgan Chase Bank NA	3/6/2023	33,100,627	USD	26,830,000	GBP	826,036	—
Morgan Stanley & Co. International	3/6/2023	350,000	CAD	262,166	USD	—	(5,655)
Morgan Stanley & Co. International	3/6/2023	25,095,000	GBP	30,187,177	USD	332	—
Morgan Stanley & Co. International	3/6/2023	5,694,000	INR	69,270	USD	—	(406)
Morgan Stanley & Co. International	3/6/2023	5,135,181,000	JPY	37,735,506	USD	346	—
Morgan Stanley & Co. International	3/6/2023	1,603,000	TWD	54,238	USD	—	(1,607)
Morgan Stanley & Co. International	4/6/2023	31,708,658	USD	26,345,000	GBP	—	(678)
Morgan Stanley & Co. International	4/6/2023	40,873,952	USD	5,538,045,000	JPY	—	(800)
Royal Bank of Canada	3/6/2023	8,413,745	USD	689,275,000	INR	77,553	—
Standard Chartered Bank	3/6/2023	310,000	EUR	332,715	USD	—	(4,749)
Standard Chartered Bank	3/6/2023	195,000	GBP	236,695	USD	—	(2,124)
Standard Chartered Bank	3/6/2023	30,230,000	JPY	228,423	USD	—	(6,278)
Standard Chartered Bank	3/6/2023	106,838,000	KRW	84,257	USD	—	(3,510)
Standard Chartered Bank	3/6/2023	6,489,305	USD	194,075,000	TWD	117,252	—
UBS AG	3/6/2023	13,468,000	CHF	14,305,592	USD	113	—
UBS AG	3/6/2023	83,577,000	EUR	88,419,869	USD	932	—
UBS AG	4/6/2023	14,985,010	USD	14,060,000	CHF	—	(289)
UBS AG	4/6/2023	93,455,713	USD	88,175,000	EUR	—	(1,640)
						$9,403,836	$(1,429,528)

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$281,047,479	$—	$281,047,479
Exchange-Traded Fund	12,899,385	—	—	12,899,385
Total Investments in Securities	$12,899,385	$281,047,479	$—	$293,946,864
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$9,403,836	$—	$9,403,836
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,429,528)	$—	$(1,429,528)
Total – Net	$12,899,385	$289,021,787	$—	$301,921,172
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

February 28, 2023

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 66.4%

U.S. Treasury Bills – 66.4%
4.41%, 3/28/23*	$7,860,000	$7,833,398
4.68%, 5/9/23*	8,880,000	8,801,481
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $16,637,168)		16,634,879

	Shares

EXCHANGE-TRADED FUND – 4.5%

United States – 4.5%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $1,119,572)	22,300	1,121,467

REPURCHASE AGREEMENT – 29.3%

United States – 29.3%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/23 (tri-party custodian: The Bank of New York Mellon Corp.), 4.55% due 3/1/23; Proceeds at maturity – $7,340,928 (fully collateralized by U.S. Treasury Note, 1.38% – 2.75% due 5/31/23 – 8/31/26, Ginnie Mae I Construction Loan, 2.62% – 5.65% due 6/15/64 – 9/15/64; Market value including accrued interest – $7,517,600)

(Cost: $7,340,000)	$7,340,000	$7,340,000

TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $25,096,740)		25,096,346

Other Assets less Liabilities – (0.2)%		(54,702)

NET ASSETS – 100.0%		$25,041,644
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2023 were as follows:

Affiliate	Value at 8/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2023	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$1,120,575	$—	$—	$—	$892	$1,121,467	$21,743	$57

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	3/13/2023	503,965	USD	3,400,000	CNY	$13,946	$—
Citibank NA	3/13/2023	4,468,840	USD	31,100,000	CNY	—	(13,389)
Citibank NA	4/14/2023	742,777	USD	5,000,000	CNY	20,879	—
Citibank NA	6/13/2023	32,000,000	CNY	4,619,404	USD	18,043	—
HSBC Holdings PLC	3/13/2023	34,500,000	CNY	4,854,369	USD	117,879	—
HSBC Holdings PLC	4/14/2023	59,500,000	CNY	8,601,995	USD	—	(11,418)
HSBC Holdings PLC	5/16/2023	61,303,000	CNY	9,135,113	USD	—	(267,106)
Standard Chartered Bank	4/14/2023	28,000,000	CNH	4,048,033	USD	—	(12,340)
Standard Chartered Bank	4/14/2023	371,266	USD	2,500,000	CNH	10,937	—
						$181,684	$(304,253)

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Chinese Yuan Strategy Fund (CYB)

February 28, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$16,634,879	$—	$16,634,879
Exchange-Traded Fund	1,121,467	—	—	1,121,467
Repurchase Agreement	—	7,340,000	—	7,340,000
Total Investments in Securities	$1,121,467	$23,974,879	$—	$25,096,346
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$181,684	$—	$181,684
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(304,253)	$—	$(304,253)
Total – Net	$1,121,467	$23,852,310	$—	$24,973,777
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 28, 2023

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 63.5%

U.S. Treasury Bills – 63.5%
4.41%, 3/28/23*	$2,460,000	$2,451,674
4.68%, 5/9/23*	2,980,000	2,953,650
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $5,406,064)		5,405,324

	Shares

EXCHANGE-TRADED FUND – 4.0%

United States – 4.0%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $341,394)	6,800	341,972

REPURCHASE AGREEMENT – 32.0%

United States – 32.0%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/23 (tri-party custodian: The Bank of New York Mellon Corp.), 4.55% due 3/1/23; Proceeds at maturity – $2,720,344 (fully collateralized by U.S. Treasury Note, 1.63% due 11/30/26; Market value including accrued interest – $2,774,461)

(Cost: $2,720,000)	$2,720,000	$2,720,000

TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $8,467,458)		8,467,296

Other Assets less Liabilities – 0.5%		45,220

NET ASSETS – 100.0%		$8,512,516
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2023 were as follows:

Affiliate	Value at 8/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2023	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$341,700	$—	$—	$—	$272	$341,972	$6,630	$17

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	5/8/2023	51,935,000	INR	631,471	USD	$—	$(6,558)
Goldman Sachs	5/5/2023	3,270,000	BRL	630,763	USD	—	(11,504)
HSBC Holdings PLC	5/5/2023	515,980,000	CLP	629,589	USD	—	(14,750)
HSBC Holdings PLC	5/8/2023	774,965,000	KRW	629,689	USD	—	(41,775)
JP Morgan Chase Bank NA	5/5/2023	12,120,000	MXN	633,913	USD	19,515	—
JP Morgan Chase Bank NA	5/5/2023	2,765,000	PLN	632,487	USD	—	(12,060)
JP Morgan Chase Bank NA	5/5/2023	12,635,000	TRY	633,601	USD	11,119	—
JP Morgan Chase Bank NA	5/5/2023	10,970,000	ZAR	631,400	USD	—	(37,001)
Morgan Stanley & Co. International	5/5/2023	2,665,000	MYR	631,966	USD	—	(35,780)
Standard Chartered Bank	5/5/2023	4,240,000	CNH	630,903	USD	—	(18,921)
UBS AG	5/5/2023	2,946,300,000	COP	634,691	USD	—	(34,010)
UBS AG	5/5/2023	9,461,245,000	IDR	630,897	USD	—	(10,980)
UBS AG	5/5/2023	34,400,000	PHP	631,309	USD	—	(9,791)
UBS AG	5/5/2023	20,500,000	THB	628,231	USD	—	(41,456)
						$30,634	$(274,586)

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 28, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$5,405,324	$—	$5,405,324
Exchange-Traded Fund	341,972	—	—	341,972
Repurchase Agreement	—	2,720,000	—	2,720,000
Total Investments in Securities	$341,972	$8,125,324	$—	$8,467,296
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$30,634	$—	$30,634
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(274,586)	$—	$(274,586)
Total – Net	$341,972	$7,881,372	$—	$8,223,344
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2023

Investments	Principal Amount	Value

CORPORATE BONDS – 89.3%

Argentina – 1.1%

Arcor SAIC 8.25%, 10/9/27(a)	$250,000	$261,000

YPF SA 8.50%, 6/27/29(a)	263,000	211,711

Total Argentina		472,711

Austria – 0.5%

Suzano Austria GmbH 7.00%, 3/16/47(a)	226,000	226,000

Brazil – 3.4%

Banco do Brasil SA
9.00%, 6/18/24, (9.00% fixed rate until 6/18/24; 10-year Constant Maturity Treasury Rate + 6.362% thereafter)(b)(c)(d)	450,000	458,289

CSN Resources SA 4.63%, 6/10/31(a)	325,000	256,246

Fibria Overseas Finance Ltd. 5.50%, 1/17/27	50,000	49,883

Minerva Luxembourg SA 4.38%, 3/18/31(a)	275,000	215,016

Nexa Resources SA 6.50%, 1/18/28(b)	500,000	485,905

Total Brazil		1,465,339

Chile – 4.6%

ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Partners 4.05%, 4/27/26(a)	300,000	265,500

Banco de Credito e Inversiones SA 2.88%, 10/14/31(b)	200,000	165,973

Celulosa Arauco y Constitucion SA
4.50%, 8/1/24	200,000	196,500
5.50%, 11/2/47	325,000	277,517

Corp. Nacional del Cobre de Chile 5.13%, 2/2/33(a)(e)	200,000	194,407

Engie Energia Chile SA 3.40%, 1/28/30(b)	350,000	268,625

Inversiones CMPC SA 3.00%, 4/6/31(a)	325,000	268,621

Telefonica Moviles Chile SA 3.54%, 11/18/31(b)	450,000	360,423

Total Chile		1,997,566

China – 4.4%

Alibaba Group Holding Ltd. 3.60%, 11/28/24	350,000	339,456

ENN Clean Energy International Investment Ltd. 3.38%, 5/12/26(a)	300,000	271,313

Lenovo Group Ltd.
5.83%, 1/27/28(a)	350,000	344,344
6.54%, 7/27/32(a)	330,000	322,536

MGM China Holdings Ltd. 4.75%, 2/1/27(b)	325,000	286,000

Tencent Holdings Ltd.
3.98%, 4/11/29(b)	200,000	183,688
3.93%, 1/19/38(b)	200,000	161,750

Total China		1,909,087

Colombia – 5.1%

Bancolombia SA
4.63%, 12/18/29, (4.625% fixed rate until 12/18/24; 5-year Constant Maturity Treasury Rate + 2.944% thereafter)(c)	385,000	348,377

Ecopetrol SA
6.88%, 4/29/30	325,000	290,469
8.88%, 1/13/33	525,000	513,844

Geopark Ltd. 5.50%, 1/17/27(a)	375,000	317,727

Millicom International Cellular SA 4.50%, 4/27/31(a)(e)	225,000	182,953

Oleoducto Central SA 4.00%, 7/14/27(b)	450,000	388,036

Promigas SA ESP / Gases del Pacifico SAC 3.75%, 10/16/29(a)	200,000	155,558

Total Colombia		2,196,964

Ghana – 0.8%

Tullow Oil PLC 10.25%, 5/15/26(a)	439,000	355,041

Guatemala – 1.9%

Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.25%, 4/27/29(a)	460,000	424,350

CT Trust 5.13%, 2/3/32(a)	500,000	396,250

Total Guatemala		820,600

Hong Kong – 1.7%

Melco Resorts Finance Ltd.
5.75%, 7/21/28(b)	325,000	281,937
5.75%, 7/21/28(a)	275,000	238,563
5.38%, 12/4/29(b)	250,000	208,125

Total Hong Kong		728,625

India – 5.3%

Adani Ports & Special Economic Zone Ltd. 4.38%, 7/3/29(b)	250,000	194,375

Bharti Airtel International Netherlands BV 5.35%, 5/20/24(a)	323,000	321,308

JSW Steel Ltd. 5.05%, 4/5/32(a)	600,000	488,190

Network i2i Ltd.
3.98%, 3/3/26, (3.975% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(c)(d)(e)	300,000	265,694

Reliance Industries Ltd.
3.67%, 11/30/27(a)	200,000	184,847
2.88%, 1/12/32(a)	335,000	271,147

Summit Digitel Infrastructure Ltd. 2.88%, 8/12/31(a)	350,000	271,782

Vedanta Resources Finance II PLC 8.95%, 3/11/25(a)	450,000	303,750

Total India		2,301,093

Indonesia – 2.5%

Medco Bell Pte Ltd. 6.38%, 1/30/27(a)	478,000	440,357

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2023

Investments	Principal Amount	Value

Medco Oak Tree Pte Ltd. 7.38%, 5/14/26(b)	$200,000	$195,500

Pertamina Persero PT 3.10%, 1/21/30(a)	250,000	216,751

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/27(b)	241,000	228,987

Total Indonesia		1,081,595

Ireland – 1.0%

C&W Senior Financing DAC 6.88%, 9/15/27(b)	475,000	430,350

Israel – 5.1%

Bank Hapoalim BM
3.26%, 1/21/32, (3.255% fixed rate until 1/21/27; 5-year Constant Maturity Treasury Rate + 2.155% thereafter)(a)(b)(c)	475,000	407,312

Bank Leumi Le-Israel BM
3.28%, 1/29/31, (3.275% fixed rate until 1/29/26; 5-year Constant Maturity Treasury Rate + 1.631% thereafter)(a)(b)(c)	200,000	176,594

Israel Discount Bank Ltd. 5.38%, 1/26/28(a)(b)	375,000	368,906

Israel Electric Corp. Ltd. 4.25%, 8/14/28(a)(b)	300,000	280,690

Mizrahi Tefahot Bank Ltd.
3.08%, 4/7/31, (3.077% fixed rate until 4/7/26; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(b)(c)	550,000	484,687

Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	250,000	218,438
5.13%, 5/9/29(e)	300,000	268,173

Total Israel		2,204,800

Kazakhstan – 0.8%

KazMunayGas National Co. JSC
3.50%, 4/14/33(b)	225,000	169,031
6.38%, 10/24/48(b)	225,000	189,563

Total Kazakhstan		358,594

Kuwait – 2.2%

Equate Petrochemical BV
4.25%, 11/3/26(b)	400,000	383,866
2.63%, 4/28/28(a)	350,000	306,642

NBK Tier 1 Financing 2 Ltd.
4.50%, 8/27/25, (4.50% fixed rate until 8/27/25; 6-year Constant Maturity Treasury Rate + 2.832% thereafter)(a)(c)(d)	300,000	281,112

Total Kuwait		971,620

Luxembourg – 1.6%

Altice Financing SA 5.75%, 8/15/29(a)	525,000	434,437

EIG Pearl Holdings Sarl 3.55%, 8/31/36(a)	325,000	272,776

Total Luxembourg		707,213

Malaysia – 2.1%

CIMB Bank Bhd 2.13%, 7/20/27(a)	225,000	198,768

GENM Capital Labuan Ltd. 3.88%, 4/19/31(a)	375,000	293,438

Misc Capital Two Labuan Ltd. 3.75%, 4/6/27(a)	450,000	417,799

Total Malaysia		910,005

Mexico – 5.8%

Alpek SAB de CV
4.25%, 9/18/29(b)	200,000	179,250
4.25%, 9/18/29(a)	400,000	358,500

Banco Mercantil del Norte SA
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(a)(c)(d)	400,000	375,000

Cemex SAB de CV 5.20%, 9/17/30(a)	200,000	183,350

GCC SAB de CV Co. 3.61%, 4/20/32(a)	400,000	336,356

Grupo Bimbo SAB de CV
5.95%, 4/17/23, (5.95% fixed rate until 4/17/23; 5-year Constant Maturity Treasury Rate + 3.28% thereafter)(a)(c)(d)	400,000	400,195

Petroleos Mexicanos
6.88%, 8/4/26	325,000	311,236
10.00%, 2/7/33(a)(e)	400,000	384,360

Total Mexico		2,528,247

Mongolia – 1.7%

Minerva Luxembourg SA 4.38%, 3/18/31(b)	225,000	175,922

Sands China Ltd. 5.90%, 8/8/28	575,000	546,376

Total Mongolia		722,298

Morocco – 0.9%

OCP SA
4.50%, 10/22/25(a)	200,000	191,744
6.88%, 4/25/44(b)	200,000	182,750

Total Morocco		374,494

Netherlands – 0.8%

Sigma Finance Netherlands BV 4.88%, 3/27/28(a)	385,000	364,038

Oman – 1.1%

OQ SAOC 5.13%, 5/6/28(b)	250,000	242,277

Oryx Funding Ltd. 5.80%, 2/3/31(a)	250,000	243,195

Total Oman		485,472

Panama – 1.3%

AES Panama Generation Holdings SRL 4.38%, 5/31/30(a)	625,000	549,375

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2023

Investments	Principal Amount	Value

Peru – 1.8%

Banco de Credito e Inversiones SA
3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(b)(c)	$285,000	$259,493

InRetail Consumer 3.25%, 3/22/28(a)	375,000	318,150

Southern Copper Corp. 5.88%, 4/23/45(e)	200,000	202,177

Total Peru		779,820

Poland – 0.8%

Canpack SA / Canpack U.S. LLC 3.13%, 11/1/25(a)	384,000	343,380

Qatar – 2.1%

Commercial Bank PSQC
4.50%, 3/3/26, (4.50% fixed rate until 3/3/26; 5-year Constant Maturity Treasury Rate + 3.874% thereafter)(b)(c)(d)	400,000	368,341

Ooredoo International Finance Ltd. 2.63%, 4/8/31(a)	375,000	321,850

QatarEnergy 3.30%, 7/12/51(a)	325,000	237,126

Total Qatar		927,317

Russia – 0.1%

Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 4/15/30, (5.95% fixed rate until 4/15/25; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)(a)(c)(f)	350,000	35,219

Sovcombank Via SovCom Capital DAC
7.75%, 5/6/25, (7.75% fixed rate until 5/6/25; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)(a)(c)(d)(f)	300,000	26,062

Total Russia		61,281

Saudi Arabia – 3.5%

EIG Pearl Holdings Sarl
3.55%, 8/31/36(b)	200,000	167,862
4.39%, 11/30/46(b)(e)	350,000	267,619

Greensaif Pipelines Bidco Sarl 6.13%, 2/23/38(a)	325,000	324,012

Saudi Arabian Oil Co. 2.25%, 11/24/30(a)	700,000	575,998

Saudi Electricity Global Sukuk Co. 2 5.06%, 4/8/43(b)	200,000	196,020

Total Saudi Arabia		1,531,511

Singapore – 0.5%

Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30, (1.832% fixed rate until 9/10/25; 5-year Constant Maturity Treasury Rate + 1.58% thereafter)(a)(c)	225,000	204,069

South Africa – 2.4%

AngloGold Ashanti Holdings PLC 6.50%, 4/15/40	256,000	245,840

Bidvest Group UK PLC 3.63%, 9/23/26(a)	425,000	379,525

Gold Fields Orogen Holdings BVI Ltd. 5.13%, 5/15/24(b)	425,000	419,085

Total South Africa		1,044,450

South Korea – 5.7%

Kookmin Bank 2.50%, 11/4/30(a)	475,000	385,344

POSCO
5.63%, 1/17/26(a)	450,000	451,287
5.75%, 1/17/28(a)(e)	325,000	329,030

Shinhan Financial Group Co. Ltd.
2.88%, 5/12/26, (2.875% fixed rate until 5/12/26; 5-year Constant Maturity Treasury Rate + 2.064% thereafter)(a)(c)(d)	300,000	260,557

SK Hynix, Inc.
3.00%, 9/17/24(b)	200,000	190,177
2.38%, 1/19/31(a)	300,000	222,691

Woori Bank
4.75%, 4/30/24(b)	400,000	394,578
4.88%, 1/26/28(a)	225,000	223,867

Total South Korea		2,457,531

Taiwan – 0.8%

TSMC Global Ltd. 4.63%, 7/22/32(a)	350,000	343,912

Thailand – 2.8%

Bangkok Bank PCL
5.00%, 9/23/25, (5.00% fixed rate until 9/23/25; 5-year Constant Maturity Treasury Rate + 4.729% thereafter)(a)(c)(d)	250,000	237,448
4.45%, 9/19/28(a)	300,000	289,750

GC Treasury Center Co. Ltd. 4.40%, 3/30/32(a)	440,000	390,299

PTTEP Treasury Center Co. Ltd. 3.90%, 12/6/59(a)	400,000	280,536

Total Thailand		1,198,033

Turkey – 2.2%

Akbank TAS 6.80%, 2/6/26(b)	300,000	281,983

Turkiye Is Bankasi AS 6.13%, 4/25/24(b)	200,000	194,559

Turkiye Sise ve Cam Fabrikalari AS 6.95%, 3/14/26(a)	500,000	481,602

Total Turkey		958,144

United Arab Emirates – 5.5%

DP World Ltd. 6.85%, 7/2/37(b)	370,000	411,699

Emirates NBD Bank PJSC
6.13%, 3/20/25, (6.125% fixed rate until 3/20/25; 6-year Constant Maturity Treasury Rate + 3.656% thereafter)(b)(c)(d)	350,000	348,829

Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27(b)	405,995	374,530
2.16%, 3/31/34(a)	277,398	235,442
2.94%, 9/30/40(a)	3,782	2,990
2.94%, 9/30/40(b)	193,306	152,838

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2023

Investments	Principal Amount	Value

MAF Global Securities Ltd. 4.75%, 5/7/24(b)	$200,000	$197,628

MDGH GMTN RSC Ltd. 5.50%, 4/28/33(a)	375,000	389,325

Sweihan PV Power Co. PJSC 3.63%, 1/31/49(a)	316,414	260,052

Total United Arab Emirates		2,373,333

United Kingdom – 4.7%

Antofagasta PLC 5.63%, 5/13/32(a)(e)	275,000	267,438

CK Hutchison International 21 Ltd. 2.50%, 4/15/31(a)	350,000	291,945

HSBC Holdings PLC
8.00%, 3/7/28, (8.00% fixed rate until 3/7/28; 5-year Constant Maturity Treasury Rate + 3.858% thereafter)(c)(d)	625,000	625,000
7.39%, 11/3/28, (7.39% fixed rate until 11/3/27; Secured Overnight Financing Rate + 3.35% thereafter)(c)	350,000	370,511

Standard Chartered PLC
6.17%, 1/9/27, (6.17% fixed rate until 1/9/26; 1-year Constant Maturity Treasury Rate + 2.05% thereafter)(a)(c)(e)	250,000	252,453
6.30%, 1/9/29, (6.301% fixed rate until 1/9/28; 1-year Constant Maturity Treasury Rate +2.45% thereafter)(a)(c)	250,000	255,854

Total United Kingdom		2,063,201

United States – 0.7%

JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 3.63%, 1/15/32(a)(e)	368,000	295,597
TOTAL CORPORATE BONDS (Cost: $43,330,012)		38,742,706

FOREIGN GOVERNMENT AGENCIES – 4.1%

India – 0.7%

Export-Import Bank of India 5.50%, 1/18/33(a)	325,000	319,722

South Korea – 2.3%

Korea Development Bank 4.25%, 9/8/32	250,000	240,760

Korea Electric Power Corp.
3.63%, 6/14/25(a)	400,000	384,592
5.50%, 4/6/28(a)	350,000	355,899

Total South Korea		981,251

United Arab Emirates – 1.1%

Finance Department Government of Sharjah 6.50%, 11/23/32(a)	450,000	454,500
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,768,267)		1,755,473
Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.5%

United States – 4.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%(g)
(Cost: $1,951,805)	1,951,805	1,951,805

TOTAL INVESTMENTS IN SECURITIES – 97.9% (Cost: $47,050,084)		42,449,984

Other Assets less Liabilities – 2.1%		912,822

NET ASSETS – 100.0%		$43,362,806
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)	Rate shown reflects the accrual rate as of February 28, 2023 on securities with variable or step rates.

(d)	The security has a perpetual maturity; the date displayed is the next call date.

(e)

Security, or portion thereof, was on loan at February 28, 2023 (See Note 2). At February 28, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,527,792 and the total market value of the collateral held by the Fund was $2,605,956. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $654,151.

(f)	Security in default on interest payments.

(g)	Rate shown represents annualized 7-day yield as of February 28, 2023.

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	29	6/21/23	$(3,238,031)	$7,644
Ultra 10 Year U.S. Treasury Note	32	6/21/23	(3,750,000)	10,500
			$(6,988,031)	$18,144

Long Exposure
2 Year U.S. Treasury Note	24	6/30/23	$4,889,437	$(8,622)
5 Year U.S. Treasury Note	15	6/30/23	1,605,820	(4,453)
U.S. Treasury Ultra Long Term Bond	5	6/21/23	675,313	(7,070)
			$7,170,570	$(20,145)
Total – Net			$182,539	$(2,001)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$38,742,706	$—	$38,742,706
Foreign Government Agencies	—	1,755,473	—	1,755,473
Investment of Cash Collateral for Securities Loaned	—	1,951,805	—	1,951,805
Total Investments in Securities	$—	$42,449,984	$—	$42,449,984
Financial Derivative Instruments
Futures Contracts[1]	$18,144	$—	$—	$18,144
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(20,145)	$—	$—	$(20,145)
Total – Net	$(2,001)	$42,449,984	$—	$42,447,983
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2023

Investments	Principal Amount†		Value

FOREIGN GOVERNMENT OBLIGATIONS – 81.0%

Brazil – 8.4%

Brazil Letras do Tesouro Nacional
6.93%, 7/1/23, Series LTN(a)	5,295,000	BRL	$971,394
8.09%, 1/1/24, Series LTN(a)	10,970,000	BRL	1,893,357
9.41%, 7/1/24, Series LTN(a)	7,255,000	BRL	1,181,843
12.71%, 7/1/25, Series LTN(a)	3,000,000	BRL	435,183
12.83%, 1/1/26, Series LTN(a)	8,000,000	BRL	1,086,414

Brazil Notas do Tesouro Nacional
10.00%, 1/1/25, Series F	4,999,000	BRL	918,244
10.00%, 1/1/27, Series F	3,780,000	BRL	664,214
10.00%, 1/1/29, Series F	3,560,000	BRL	597,586
10.00%, 1/1/31, Series F	500,000	BRL	81,327

Total Brazil			7,829,562

Chile – 4.7%

Bonos de la Tesoreria de la Republica en pesos
4.00%, 3/1/23(b)(c)	200,000,000	CLP	240,291
2.50%, 3/1/25	915,000,000	CLP	1,007,657
4.50%, 3/1/26	735,000,000	CLP	836,018
2.30%, 10/1/28(b)(c)	105,000,000	CLP	104,391
5.00%, 10/1/28(b)(c)	480,000,000	CLP	547,688
4.70%, 9/1/30(b)(c)	175,000,000	CLP	196,831
5.00%, 3/1/35	650,000,000	CLP	736,805
6.00%, 1/1/43, Series 30YR	550,000,000	CLP	688,604

Total Chile			4,358,285

China – 4.3%

China Development Bank 3.41%, 6/7/31, Series 2110	2,000,000	CNY	294,160

China Government Bond
3.12%, 12/5/26, Series 1916	2,250,000	CNY	329,391
2.85%, 6/4/27, Series INBK	1,700,000	CNY	245,829
3.25%, 11/22/28, Series 1827	2,300,000	CNY	340,894
3.29%, 5/23/29, Series 1906	5,000,000	CNY	744,822
3.13%, 11/21/29, Series 1915	4,000,000	CNY	588,090
2.68%, 5/21/30, Series INBK	7,270,000	CNY	1,032,879
3.81%, 9/14/50, Series INBK	3,000,000	CNY	469,620

Total China			4,045,685

Colombia – 7.1%

Colombian TES
10.00%, 7/24/24, Series B	5,958,700,000	COP	1,212,068
6.25%, 11/26/25, Series B	3,102,400,000	COP	553,708
7.50%, 8/26/26, Series B	5,104,300,000	COP	908,945
5.75%, 11/3/27, Series B	5,079,700,000	COP	803,064
6.00%, 4/28/28, Series B	4,422,600,000	COP	689,249
7.75%, 9/18/30, Series B	562,200,000	COP	88,047
7.00%, 3/26/31, Series B	3,300,000,000	COP	483,957
7.00%, 6/30/32, Series B	3,041,800,000	COP	427,669
7.25%, 10/18/34, Series B	2,210,400,000	COP	296,846
6.25%, 7/9/36, Series B	5,000,000,000	COP	589,246
9.25%, 5/28/42, Series B	1,600,000,000	COP	238,567
7.25%, 10/26/50, Series B	2,750,000,000	COP	312,470

Total Colombia			6,603,836

Czech Republic – 2.2%

Czech Republic Government Bond
0.45%, 10/25/23, Series 97	5,680,000	CZK	246,132
3.62%, 12/12/24, Series 135(a)	2,000,000	CZK	81,575
1.25%, 2/14/25, Series 120	12,800,000	CZK	532,067
0.25%, 2/10/27, Series 100	10,370,000	CZK	387,297
0.05%, 11/29/29, Series 130	9,200,000	CZK	299,534
1.20%, 3/13/31, Series 121	15,000,000	CZK	510,562

Total Czech Republic			2,057,167

Egypt – 0.0%

Egypt Government Bond 14.48%, 4/6/26, Series 5YR	200,000	EGP	5,428

Hungary – 2.2%

Hungary Government Bond
6.00%, 11/24/23, Series 23/A	17,600,000	HUF	46,401
3.00%, 6/26/24, Series 24/B	127,840,000	HUF	314,165
2.50%, 10/24/24, Series 24/C(d)	130,000,000	HUF	308,014
1.00%, 11/26/25, Series 25/C	121,300,000	HUF	262,522
3.00%, 10/27/27, Series 27/A	240,260,000	HUF	507,823
3.00%, 8/21/30, Series 30/A(d)	121,380,000	HUF	241,808
3.25%, 10/22/31, Series 31/A(d)	72,870,000	HUF	140,028
2.25%, 4/20/33, Series 33/A(d)	95,360,000	HUF	156,793
3.00%, 10/27/38, Series 38/A	27,000,000	HUF	41,291
3.00%, 4/25/41, Series 41/A	50,000,000	HUF	73,128

Total Hungary			2,091,973

India – 3.7%

India Government Bond
5.15%, 11/9/25	50,000,000	INR	573,175
5.63%, 4/12/26	50,000,000	INR	576,980
7.26%, 1/14/29	50,000,000	INR	600,787
5.79%, 5/11/30	50,000,000	INR	550,666
6.10%, 7/12/31	50,000,000	INR	554,348
7.16%, 9/20/50	50,000,000	INR	587,732

Total India			3,443,688

Indonesia – 11.1%

Indonesia Treasury Bond
8.38%, 3/15/24, Series FR70	8,465,000,000	IDR	566,739
8.13%, 5/15/24, Series FR77	8,178,000,000	IDR	547,443
6.50%, 6/15/25, Series FR81	7,700,000,000	IDR	505,676
5.50%, 4/15/26, Series FR86	4,697,000,000	IDR	299,931
8.38%, 9/15/26, Series FR56	9,931,000,000	IDR	691,588
6.13%, 5/15/28, Series FR64	12,300,000,000	IDR	792,604
9.00%, 3/15/29, Series FR71	9,875,000,000	IDR	724,501
8.25%, 5/15/29, Series FR78	5,381,000,000	IDR	381,081
7.00%, 9/15/30, Series FR82	13,000,000,000	IDR	867,121
8.75%, 5/15/31, Series FR73	8,601,000,000	IDR	634,669
8.25%, 6/15/32, Series FR58	4,489,000,000	IDR	323,193
8.38%, 3/15/34, Series FR68	9,800,000,000	IDR	713,504
7.50%, 6/15/35, Series FR80	11,063,000,000	IDR	754,315
8.25%, 5/15/36, Series FR72	11,563,000,000	IDR	838,223
7.50%, 5/15/38, Series FR75	3,300,000,000	IDR	224,703
8.38%, 4/15/39, Series FR79	2,800,000,000	IDR	206,429
7.50%, 4/15/40, Series FR83	4,000,000,000	IDR	272,236
8.75%, 2/15/44, Series FR67	1,390,000,000	IDR	105,141

Perusahaan Penerbit SBSN Indonesia
6.63%, 10/15/24, Series PBS	8,200,000,000	IDR	538,675
4.88%, 7/15/26, Series PBS	3,500,000,000	IDR	218,692
6.38%, 3/15/34, Series PBS	3,400,000,000	IDR	212,588

Total Indonesia			10,419,052

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2023

Investments	Principal Amount†		Value

Malaysia – 7.4%

Malaysia Government Bond
3.48%, 6/14/24, Series 0319	1,680,000	MYR	$375,073
4.18%, 7/15/24, Series 0114	1,560,000	MYR	351,580
3.96%, 9/15/25, Series 0115	2,890,000	MYR	651,677
3.91%, 7/15/26, Series 0119	465,000	MYR	104,913
3.90%, 11/30/26, Series 0316	1,400,000	MYR	315,585
3.90%, 11/16/27, Series 0417	4,410,000	MYR	992,981
3.89%, 8/15/29, Series 0219	800,000	MYR	178,759
2.63%, 4/15/31, Series 0220	2,000,000	MYR	405,570
3.83%, 7/5/34, Series 0419	1,485,000	MYR	322,998
4.25%, 5/31/35, Series 0415	1,880,000	MYR	424,370
4.76%, 4/7/37, Series 0317	1,832,000	MYR	433,576
3.76%, 5/22/40, Series 0519	1,500,000	MYR	313,833
4.07%, 6/15/50, Series 0120	1,315,000	MYR	278,181

Malaysia Government Investment Issue
4.13%, 8/15/25, Series 0118	1,725,000	MYR	390,089
3.73%, 3/31/26, Series 0319	2,900,000	MYR	649,413
3.42%, 9/30/27, Series 0120	500,000	MYR	110,330
3.47%, 10/15/30, Series 0220	1,980,000	MYR	428,290
3.45%, 7/15/36, Series 0121	1,125,000	MYR	232,421

Total Malaysia			6,959,639

Mexico – 4.8%

Mexican Bonos
5.75%, 3/5/26, Series M	3,700,000	MXN	178,140
8.50%, 5/31/29, Series M 20	15,945,000	MXN	832,499
7.75%, 5/29/31, Series M	15,133,000	MXN	756,163
7.75%, 11/23/34, Series M	5,319,000	MXN	259,178
10.00%, 11/20/36, Series M 30	4,237,000	MXN	245,059
8.50%, 11/18/38, Series M 30	9,869,000	MXN	503,128
7.75%, 11/13/42, Series M	15,527,000	MXN	726,943
8.00%, 11/7/47, Series M	20,400,000	MXN	976,417

Total Mexico			4,477,527

Peru – 3.9%

Peru Government Bond
8.20%, 8/12/26	125,000	PEN	34,068
6.35%, 8/12/28	2,200,000	PEN	545,635
5.94%, 2/12/29	3,735,000	PEN	897,040
6.95%, 8/12/31	1,000,000	PEN	247,083
6.15%, 8/12/32	3,451,000	PEN	796,372
5.40%, 8/12/34	965,000	PEN	203,073
6.90%, 8/12/37	1,500,000	PEN	351,927
5.35%, 8/12/40	2,780,000	PEN	541,980

Total Peru			3,617,178

Philippines – 1.1%

Philippine Government International Bond 6.25%, 1/14/36	58,000,000	PHP	995,334

Poland – 4.2%

Republic of Poland Government Bond
4.00%, 10/25/23, Series 1023	1,290,000	PLN	287,175
2.50%, 4/25/24, Series 0424	2,800,000	PLN	606,300
0.75%, 4/25/25, Series 0425	4,135,000	PLN	834,949
2.50%, 7/25/26, Series 0726	5,045,000	PLN	1,005,646
2.50%, 7/25/27, Series 0727	3,505,000	PLN	674,364
2.75%, 10/25/29, Series 1029	585,000	PLN	105,714
1.25%, 10/25/30, Series 1030	2,715,000	PLN	422,397

Total Poland			3,936,545

Romania – 2.1%

Romania Government Bond
5.85%, 4/26/23, Series 10Y	1,110,000	RON	238,674
4.00%, 10/25/23, Series 3Y	565,000	RON	119,817
3.25%, 4/29/24, Series 7Y	950,000	RON	196,823
4.75%, 2/24/25, Series 10Y	1,410,000	RON	291,395
4.85%, 4/22/26, Series 7Y	1,000,000	RON	200,901
5.80%, 7/26/27, Series 15YR	1,270,000	RON	258,014
4.15%, 1/26/28, Series 8Y	940,000	RON	176,362
5.00%, 2/12/29, Series 10Y	1,590,000	RON	300,756
3.65%, 9/24/31, Series 15Y(d)	500,000	RON	81,511
4.75%, 10/11/34, Series 15Y	560,000	RON	92,099

Total Romania			1,956,352

South Africa – 8.5%

Republic of South Africa Government Bond
10.50%, 12/21/26, Series R186	6,300,000	ZAR	364,297
8.00%, 1/31/30, Series 2030	21,455,000	ZAR	1,050,265
7.00%, 2/28/31, Series R213	10,267,000	ZAR	456,684
8.25%, 3/31/32, Series 2032	19,895,000	ZAR	934,205
8.88%, 2/28/35, Series 2035	18,810,000	ZAR	871,626
6.25%, 3/31/36, Series R209	3,021,600	ZAR	109,374
8.50%, 1/31/37, Series 2037(d)	27,450,000	ZAR	1,194,977
9.00%, 1/31/40, Series 2040(d)	19,300,000	ZAR	857,217
6.50%, 2/28/41, Series R214	4,005,000	ZAR	137,487
8.75%, 1/31/44, Series 2044(d)	18,965,000	ZAR	805,816
8.75%, 2/28/48, Series 2048	28,120,000	ZAR	1,195,344

Total South Africa			7,977,292

Thailand – 3.9%

Thailand Government Bond
0.75%, 6/17/24	3,025,000	THB	84,467
1.45%, 12/17/24	25,770,000	THB	723,962
0.95%, 6/17/25	7,000,000	THB	193,868
3.85%, 12/12/25	5,480,000	THB	162,993
2.13%, 12/17/26	4,000,000	THB	113,492
2.88%, 12/17/28	9,752,000	THB	284,890
4.88%, 6/22/29	5,067,000	THB	164,802
1.60%, 12/17/29	15,245,000	THB	410,642
3.65%, 6/20/31	9,000,000	THB	277,995
1.60%, 6/17/35	6,130,000	THB	152,248
3.40%, 6/17/36	13,952,000	THB	416,968
3.30%, 6/17/38	15,522,000	THB	455,988
2.88%, 6/17/46	6,985,000	THB	185,187

Total Thailand			3,627,502

Turkey – 1.4%

Turkey Government Bond
16.20%, 6/14/23	4,830,000	TRY	262,044
9.00%, 7/24/24	733,000	TRY	38,399
8.00%, 3/12/25	4,657,000	TRY	237,919
12.60%, 10/1/25	3,815,000	TRY	228,245
10.60%, 2/11/26	2,290,000	TRY	123,846
11.00%, 2/24/27	2,106,000	TRY	116,796
10.50%, 8/11/27	3,410,000	TRY	193,810
11.70%, 11/13/30	1,905,000	TRY	127,242

Total Turkey			1,328,301
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $93,122,563)			75,730,346

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2023

Investments	Principal Amount†		Value

SUPRANATIONAL BONDS – 8.3%

European Investment Bank
7.50%, 7/30/23	31,726,000	MXN	$1,690,091
7.75%, 1/30/25	10,000,000	MXN	516,191
8.13%, 12/21/26	9,740,000	ZAR	525,967
8.00%, 5/5/27(b)	15,890,000	ZAR	851,059

Inter-American Development Bank 7.50%, 12/5/24	8,000,000	MXN	405,784

International Bank for Reconstruction & Development 8.25%, 12/21/26	6,675,000	ZAR	359,646

International Finance Corp.
5.75%, 3/2/23	11,000,000	MXN	600,273
7.00%, 7/20/27	27,980,000	MXN	1,367,470
7.50%, 1/18/28	19,700,000	MXN	986,285
7.75%, 1/18/30	10,000,000	MXN	495,498
TOTAL SUPRANATIONAL BONDS (Cost: $7,921,135)			7,798,264

REPURCHASE AGREEMENT – 7.1%

United States – 7.1%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/23 (tri-party custodian: The Bank of New York Mellon Corp.), 4.55% due 3/1/23; Proceeds at maturity – $6,660,842 (fully collateralized by U.S. Treasury Note, 1.38% – 1.63% due 8/31/26 – 11/30/26, Ginnie Mae I Construction Loan, 2.90% – 4.56% due 7/15/64 – 4/15/65; Market value including accrued interest – $6,872,659)

(Cost: $6,660,000)	6,660,000		6,660,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.1%

United States – 4.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%(e)
(Cost: $3,798,540)	3,798,540		3,798,540

TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $111,502,238)			93,987,150

Other Assets less Liabilities – (0.5)%			(435,223)

NET ASSETS – 100.0%			$93,551,927
†	Principal amount is reported in U.S. dollars unless otherwise noted.

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2023.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)

Security, or portion thereof, was on loan at February 28, 2023 (See Note 2). At February 28, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,655,566 and the total market value of the collateral held by the Fund was $3,798,540.

(e)	Rate shown represents annualized 7-day yield as of February 28, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	3/15/2023	3,200,000	MYR	728,597	USD	$—	$(14,275)
Barclays Bank PLC	3/15/2023	323,831	USD	1,420,000	MYR	6,851	—
Citibank NA	3/15/2023	6,900,000	TRY	354,188	USD	9,316	—
Citibank NA	3/15/2023	156,740	USD	13,000,000	INR	—	(346)
Citibank NA	3/15/2023	101,664	USD	2,000,000	TRY	—	(3,700)
Goldman Sachs	3/15/2023	1,450,000	MYR	339,023	USD	—	(15,345)
HSBC Holdings PLC	3/15/2023	21,000,000	INR	253,073	USD	681	—
HSBC Holdings PLC	3/15/2023	12,800,000	INR	153,046	USD	1,623	—
JP Morgan Chase Bank NA	3/15/2023	23,000,000	CNY	3,329,232	USD	—	(14,045)
State Street Bank and Trust	3/1/2023	138,825	USD	2,554,451	ZAR	—	(335)
						$18,471	$(48,046)

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$—	$75,730,346	$—	$75,730,346
Supranational Bonds	—	7,798,264	—	7,798,264
Repurchase Agreement	—	6,660,000	—	6,660,000
Investment of Cash Collateral for Securities Loaned	—	3,798,540	—	3,798,540
Total Investments in Securities	$—	$93,987,150	$—	$93,987,150
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$18,471	$—	$18,471
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(48,046)	$—	$(48,046)
Total – Net	$—	$93,957,575	$—	$93,957,575
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

February 28, 2023

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 99.6%

U.S. Treasury Notes – 99.6%

U.S. Treasury Floating Rate Notes
4.73%, 4/30/24, (3-month U.S. Treasury Bill Money Market Yield – 0.075%)*	$3,749,780,000	$3,744,405,253
4.85%, 7/31/24, (3-month U.S. Treasury Bill Money Market Yield + 0.037%)*	3,748,132,000	3,746,826,788
4.95%, 10/31/24, (3-month U.S. Treasury Bill Money Market Yield + 0.14%)*	3,746,893,000	3,749,419,268
5.01%, 1/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.20%)*	2,528,108,000	2,530,829,356

TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $13,767,230,701)		13,771,480,665

Other Assets less Liabilities – 0.4%		52,860,769

NET ASSETS – 100.0%		$13,824,341,434
*	Floating rate note. Coupon shown is in effect at February 28, 2023. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$13,771,480,665	$—	$13,771,480,665
Total Investments in Securities	$—	$13,771,480,665	$—	$13,771,480,665

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2023

Investments	Principal Amount	Value

CORPORATE BONDS – 95.2%

Canada – 0.6%

Open Text Holdings, Inc. 4.13%, 2/15/30(a)(b)	$554,000	$456,446
4.13%, 12/1/31(a)	323,000	257,321

Primo Water Holdings, Inc. 4.38%, 4/30/29(a)	476,000	408,980

Total Canada		1,122,747

Germany – 1.1%

Deutsche Bank AG
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(c)	350,000	276,997
4.88%, 12/1/32, (4.875% fixed rate until 12/1/27; 5-year U.S. dollar ICE Swap Rate + 2.553% thereafter)(c)	470,000	416,359
3.74%, 1/7/33, (3.742% fixed rate until 10/7/31; Secured Overnight Financing Rate + 2.257% thereafter)(c)	1,592,000	1,215,396

Total Germany		1,908,752

United States – 93.5%

ACCO Brands Corp. 4.25%, 3/15/29(a)(b)	255,000	209,018

AdaptHealth LLC 4.63%, 8/1/29(a)	631,000	530,532

ADT Security Corp. 4.88%, 7/15/32(a)	882,000	757,515

AECOM 5.13%, 3/15/27	255,000	245,137

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.25%, 3/15/26(a)	60,000	55,229
7.50%, 3/15/26(a)	415,000	423,561
3.50%, 3/15/29(a)	407,000	345,620
4.88%, 2/15/30(a)	728,000	657,253

Allison Transmission, Inc. 5.88%, 6/1/29(a)	490,000	464,726

AMC Networks, Inc. 5.00%, 4/1/24	125,000	124,994
4.75%, 8/1/25	842,000	797,231

American Axle & Manufacturing, Inc. 5.00%, 10/1/29(b)	411,000	333,954

AmeriGas Partners LP / AmeriGas Finance Corp. 5.63%, 5/20/24	236,000	230,966
5.50%, 5/20/25	588,000	561,305
5.88%, 8/20/26	214,000	201,933
5.75%, 5/20/27	146,000	135,764

Amkor Technology, Inc. 6.63%, 9/15/27(a)	40,000	39,612

AMN Healthcare, Inc. 4.63%, 10/1/27(a)	40,000	36,606

Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.75%, 3/1/27(a)	340,000	321,467
5.75%, 1/15/28(a)	455,000	427,413

Antero Resources Corp. 7.63%, 2/1/29(a)	151,000	152,801

Apache Corp. 4.25%, 1/15/30(b)	25,000	22,192
5.10%, 9/1/40	29,000	23,931
4.75%, 4/15/43	16,000	12,316

Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/29(a)	190,000	147,708

APX Group, Inc. 5.75%, 7/15/29(a)(b)	484,000	406,008

Aramark Services, Inc. 5.00%, 4/1/25(a)(b)	100,000	97,351
6.38%, 5/1/25(a)	228,000	226,995
5.00%, 2/1/28(a)	74,000	68,153

Archrock Partners LP / Archrock Partners Finance Corp. 6.88%, 4/1/27(a)	173,000	168,035
6.25%, 4/1/28(a)	631,000	598,743

Asbury Automotive Group, Inc. 4.63%, 11/15/29(a)	140,000	121,712
5.00%, 2/15/32(a)	463,000	397,546

ASGN, Inc. 4.63%, 5/15/28(a)	196,000	177,209

Audacy Capital Corp. 6.75%, 3/31/29(a)	532,000	78,273

Avantor Funding, Inc. 4.63%, 7/15/28(a)	549,000	505,354
3.88%, 11/1/29(a)	36,000	31,182

Avient Corp. 5.75%, 5/15/25(a)	360,000	354,715

Axalta Coating Systems LLC 3.38%, 2/15/29(a)	109,000	90,872

Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/27(a)(b)	400,000	372,404

B&G Foods, Inc. 5.25%, 4/1/25	702,000	637,339
5.25%, 9/15/27	150,000	121,182

Ball Corp. 4.00%, 11/15/23	125,000	123,585
5.25%, 7/1/25	70,000	69,023
2.88%, 8/15/30(b)	501,000	401,101

Bath & Body Works, Inc. 5.25%, 2/1/28(b)	210,000	196,325
7.50%, 6/15/29(b)	33,000	33,143
6.63%, 10/1/30(a)	218,000	206,847
6.88%, 11/1/35	15,000	13,250

Berry Global, Inc. 1.57%, 1/15/26	20,000	17,847
4.88%, 7/15/26(a)	131,000	125,596

Big River Steel LLC / BRS Finance Corp. 6.63%, 1/31/29(a)	320,000	313,296

Black Knight InfoServ LLC 3.63%, 9/1/28(a)	110,000	96,285

Block, Inc. 3.50%, 6/1/31(b)	30,000	24,286

Booz Allen Hamilton, Inc. 3.88%, 9/1/28(a)	141,000	125,247

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2023

Investments	Principal Amount	Value

Boyd Gaming Corp. 4.75%, 12/1/27(b)	$500,000	$471,220

Brink’s Co. 4.63%, 10/15/27(a)	206,000	187,536

Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC 5.75%, 5/15/26(a)	438,000	405,387
4.50%, 4/1/27(a)	149,000	127,808

Builders FirstSource, Inc. 5.00%, 3/1/30(a)	418,000	378,282
4.25%, 2/1/32(a)	220,000	185,183
6.38%, 6/15/32(a)	659,000	633,833

Cable One, Inc. 4.00%, 11/15/30(a)(b)	304,000	237,965

California Resources Corp. 7.13%, 2/1/26(a)	299,000	301,479

Cargo Aircraft Management, Inc. 4.75%, 2/1/28(a)	27,000	23,460

CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 5/1/27(a)	477,000	441,664
4.75%, 3/1/30(a)	1,360,000	1,145,732
4.50%, 8/15/30(a)	1,147,000	947,078
4.25%, 1/15/34(a)	750,000	562,440

CDI Escrow Issuer, Inc. 5.75%, 4/1/30(a)	385,000	357,958

CDW LLC / CDW Finance Corp. 5.50%, 12/1/24	77,000	76,441
4.13%, 5/1/25	273,000	261,968
4.25%, 4/1/28	1,000	915
3.25%, 2/15/29	877,000	743,784

Centene Corp. 4.25%, 12/15/27	722,000	669,316
4.63%, 12/15/29	1,433,000	1,315,265
3.00%, 10/15/30	447,000	365,870
2.50%, 3/1/31	500,000	390,945

Central Garden & Pet Co. 4.13%, 10/15/30(b)	198,000	165,090

Charles River Laboratories International, Inc. 4.00%, 3/15/31(a)(b)	196,000	169,134

Charter Communications Operating LLC / Charter Communications Operating Capital 3.70%, 4/1/51	466,000	285,178
3.85%, 4/1/61	160,000	94,208

Chemours Co. 5.38%, 5/15/27(b)	463,000	423,464
5.75%, 11/15/28(a)	313,000	275,365

Cheniere Energy Partners LP 4.50%, 10/1/29	133,000	120,672
4.00%, 3/1/31	200,000	173,104

Cheniere Energy, Inc. 4.63%, 10/15/28	204,000	189,153

Chesapeake Energy Corp. 5.88%, 2/1/29(a)	140,000	131,123
6.75%, 4/15/29(a)	100,000	96,928

CHS / Community Health Systems, Inc. 8.00%, 3/15/26(a)	442,000	431,335
5.63%, 3/15/27(a)	453,000	398,762
8.00%, 12/15/27(a)(b)	694,000	675,137
6.88%, 4/1/28(a)(b)	400,000	271,836
6.88%, 4/15/29(a)	853,000	600,708
6.13%, 4/1/30(a)	159,000	109,031
5.25%, 5/15/30(a)	442,000	355,991
4.75%, 2/15/31(a)	1,552,000	1,201,729

Churchill Downs, Inc. 5.50%, 4/1/27(a)	302,000	287,329

Cinemark USA, Inc. 5.25%, 7/15/28(a)(b)	557,000	467,139

Clarivate Science Holdings Corp. 3.88%, 7/1/28(a)	60,000	51,841
4.88%, 7/1/29(a)(b)	595,000	514,336

Clean Harbors, Inc. 4.88%, 7/15/27(a)	110,000	104,101

Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/28(a)(b)	404,000	337,263

Clearway Energy Operating LLC 4.75%, 3/15/28(a)	142,000	130,596
3.75%, 2/15/31(a)	232,000	188,855

Cleveland-Cliffs, Inc. 6.75%, 3/15/26(a)	310,000	313,528
4.63%, 3/1/29(a)(b)	212,000	194,402

CNX Resources Corp. 7.25%, 3/14/27(a)(b)	411,000	408,061

Cogent Communications Group, Inc. 3.50%, 5/1/26(a)	8,000	7,309

Coherent Corp. 5.00%, 12/15/29(a)	526,000	461,023

Coinbase Global, Inc. 3.38%, 10/1/28(a)	150,000	98,441
3.63%, 10/1/31(a)	1,200,000	723,324

CommScope Technologies LLC 6.00%, 6/15/25(a)(b)	706,000	678,685
5.00%, 3/15/27(a)(b)	389,000	299,596

CommScope, Inc. 6.00%, 3/1/26(a)	760,000	732,906
8.25%, 3/1/27(a)(b)	1,468,000	1,249,885
7.13%, 7/1/28(a)	121,000	95,476

Compass Minerals International, Inc. 6.75%, 12/1/27(a)	266,000	252,711

Comstock Resources, Inc. 6.75%, 3/1/29(a)	933,000	859,573
5.88%, 1/15/30(a)	417,000	359,033

Conduent Business Services LLC / Conduent State & Local Solutions, Inc. 6.00%, 11/1/29(a)	222,000	181,221

CoreCivic, Inc. 8.25%, 4/15/26(b)	283,000	286,136

Coty, Inc. 6.50%, 4/15/26(a)	321,000	315,113

CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50%, 6/15/31(a)	560,000	491,624

Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.63%, 5/1/27(a)(b)	412,000	381,298
6.00%, 2/1/29(a)	261,000	237,450

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2023

Investments	Principal Amount	Value

Crowdstrike Holdings, Inc. 3.00%, 2/15/29(b)	$38,000	$32,045

Crown Americas LLC 5.25%, 4/1/30(b)	131,000	122,696

CSC Holdings LLC 5.25%, 6/1/24	1,141,000	1,107,158
5.50%, 4/15/27(a)	260,000	227,289
5.38%, 2/1/28(a)	340,000	283,920
7.50%, 4/1/28(a)(b)	163,000	109,324
6.50%, 2/1/29(a)	400,000	339,532
5.75%, 1/15/30(a)	662,000	379,968
4.63%, 12/1/30(a)	1,050,000	566,380
3.38%, 2/15/31(a)	210,000	144,339

Curo Group Holdings Corp. 7.50%, 8/1/28(a)	622,000	263,000

Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(a)	129,000	121,594

CVR Partners LP / CVR Nitrogen Finance Corp. 6.13%, 6/15/28(a)	221,000	198,907

Darling Ingredients, Inc. 5.25%, 4/15/27(a)	50,000	48,272

DaVita, Inc. 4.63%, 6/1/30(a)	990,000	816,809
3.75%, 2/15/31(a)	1,533,000	1,162,872

Delta Air Lines, Inc. 7.38%, 1/15/26	300,000	308,994

DISH DBS Corp. 5.88%, 11/15/24	1,763,000	1,651,578
7.75%, 7/1/26	1,638,000	1,273,316
5.25%, 12/1/26(a)	639,000	534,594

DT Midstream, Inc. 4.38%, 6/15/31(a)	750,000	629,130

Dycom Industries, Inc. 4.50%, 4/15/29(a)(b)	196,000	172,027

Earthstone Energy Holdings LLC 8.00%, 4/15/27(a)(b)	370,000	354,775

Edgewell Personal Care Co. 5.50%, 6/1/28(a)	454,000	424,890
4.13%, 4/1/29(a)	5,000	4,263

Elanco Animal Health, Inc. 6.02%, 8/28/23	10,000	9,980
6.65%, 8/28/28	436,000	416,764

Element Solutions, Inc. 3.88%, 9/1/28(a)	433,000	376,061

Enact Holdings, Inc. 6.50%, 8/15/25(a)	309,000	304,044

Encompass Health Corp. 4.50%, 2/1/28	505,000	464,156
4.75%, 2/1/30	226,000	201,639

Energizer Holdings, Inc. 4.75%, 6/15/28(a)	235,000	205,402
4.38%, 3/31/29(a)	606,000	514,161

EnLink Midstream LLC 5.63%, 1/15/28(a)	125,000	120,061
6.50%, 9/1/30(a)(b)	300,000	295,860

EQM Midstream Partners LP 6.50%, 7/1/27(a)	1,150,000	1,092,258
5.50%, 7/15/28	256,000	228,861
4.50%, 1/15/29(a)	585,000	490,172
4.75%, 1/15/31(a)	386,000	314,077

EQT Corp. 3.90%, 10/1/27	200,000	183,668
7.00%, 2/1/30	103,000	106,407

Ferrellgas LP / Ferrellgas Finance Corp. 5.88%, 4/1/29(a)	360,000	294,289

First-Citizens Bank & Trust Co.
3.93%, 6/19/24, (3.929% fixed rate until 6/19/23; Secured Overnight Financing Rate + 3.827% thereafter)(c)	10,000	9,953

FirstCash, Inc. 4.63%, 9/1/28(a)	150,000	130,563
5.63%, 1/1/30(a)	169,000	150,239

Ford Holdings LLC 9.30%, 3/1/30	683,000	769,399

Ford Motor Co. 9.63%, 4/22/30	596,000	686,109
3.25%, 2/12/32	315,000	239,476
5.29%, 12/8/46	479,000	374,937

Ford Motor Credit Co. LLC 3.66%, 9/8/24	20,000	19,204
4.39%, 1/8/26	10,000	9,414
4.54%, 8/1/26	180,000	167,472
2.70%, 8/10/26	200,000	174,954
4.95%, 5/28/27	500,000	466,425
5.11%, 5/3/29	400,000	366,004
4.00%, 11/13/30	250,000	208,730

Freeport-McMoRan, Inc. 3.88%, 3/15/23	646,000	645,528
4.55%, 11/14/24	174,000	171,033

Frontier Communications Holdings LLC 5.00%, 5/1/28(a)	1,648,000	1,448,065
5.88%, 11/1/29	1,037,887	829,209
6.00%, 1/15/30(a)(b)	1,431,000	1,143,827

Gap, Inc. 3.63%, 10/1/29(a)	470,000	346,724
3.88%, 10/1/31(a)(b)	458,000	328,418

Gartner, Inc. 4.50%, 7/1/28(a)	283,000	261,475
3.75%, 10/1/30(a)	53,000	45,224

Gates Global LLC / Gates Corp. 6.25%, 1/15/26(a)(b)	314,000	307,293

Gen Digital, Inc. 5.00%, 4/15/25(a)	20,000	19,433
6.75%, 9/30/27(a)	400,000	393,736

Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	382,000	368,997
8.00%, 1/15/27	70,000	68,486
7.75%, 2/1/28	985,000	947,797

Glatfelter Corp. 4.75%, 11/15/29(a)(b)	265,000	175,107

Global Atlantic Fin Co.
4.70%, 10/15/51, (4.70% fixed rate until 7/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(c)	263,000	221,851

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2023

Investments	Principal Amount	Value

Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75%, 12/15/27(a)	$265,000	$218,675

GLP Capital LP / GLP Financing II, Inc. 5.30%, 1/15/29	352,000	333,647
4.00%, 1/15/31	418,000	359,722

Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50%, 3/1/29(a)	193,000	162,390

Goodyear Tire & Rubber Co. 5.00%, 5/31/26	446,000	429,810
4.88%, 3/15/27(b)	684,000	634,725
5.25%, 7/15/31(b)	515,000	438,852

GrafTech Finance, Inc. 4.63%, 12/15/28(a)	133,000	108,751

Graham Packaging Co., Inc. 7.13%, 8/15/28(a)	268,000	232,753

Gray Television, Inc. 5.88%, 7/15/26(a)	585,000	531,929
7.00%, 5/15/27(a)(b)	1,372,000	1,243,265

Griffon Corp. 5.75%, 3/1/28	474,000	436,895

Group 1 Automotive, Inc. 4.00%, 8/15/28(a)	235,000	201,867

Hanesbrands, Inc. 4.63%, 5/15/24(a)	189,000	188,960
4.88%, 5/15/26(a)(b)	125,000	115,553

HAT Holdings I LLC / HAT Holdings II LLC 3.38%, 6/15/26(a)	115,000	99,837

HealthEquity, Inc. 4.50%, 10/1/29(a)(b)	325,000	284,261

Herbalife Nutrition Ltd. / HLF Financing, Inc. 7.88%, 9/1/25(a)	290,000	279,740

Hilton Domestic Operating Co., Inc. 4.88%, 1/15/30	697,000	639,811
3.63%, 2/15/32(a)	726,000	596,387

Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc. 5.00%, 6/1/29(a)	537,000	473,903
4.88%, 7/1/31(a)	298,000	250,916

HLF Financing Sarl LLC / Herbalife International, Inc. 4.88%, 6/1/29(a)	395,000	306,682

Holly Energy Partners LP / Holly Energy Finance Corp. 5.00%, 2/1/28(a)	170,000	154,323

Hologic, Inc. 3.25%, 2/15/29(a)	128,000	110,319

Horizon Therapeutics USA, Inc. 5.50%, 8/1/27(a)	110,000	111,916

Hughes Satellite Systems Corp. 5.25%, 8/1/26	249,000	238,769
6.63%, 8/1/26	581,000	558,608

IAA, Inc. 5.50%, 6/15/27(a)	30,000	30,364

iHeartCommunications, Inc. 6.38%, 5/1/26	209,424	197,791
8.38%, 5/1/27(b)	527,769	464,806
5.25%, 8/15/27(a)	393,924	344,427
4.75%, 1/15/28(a)(b)	280,000	236,639

Ingevity Corp. 3.88%, 11/1/28(a)	185,000	159,011

IQVIA, Inc. 5.00%, 5/15/27(a)	250,000	238,245

Iron Mountain, Inc. 4.88%, 9/15/27(a)	425,000	393,346
5.25%, 3/15/28(a)	122,000	112,412
5.25%, 7/15/30(a)	405,000	354,087
4.50%, 2/15/31(a)	628,000	519,193

Kaiser Aluminum Corp. 4.63%, 3/1/28(a)	280,000	241,108
4.50%, 6/1/31(a)(b)	277,000	219,525

Kennedy-Wilson, Inc. 4.75%, 2/1/30	300,000	230,985
5.00%, 3/1/31	858,000	662,410

Kinetik Holdings LP 5.88%, 6/15/30(a)	200,000	185,138

Koppers, Inc. 6.00%, 2/15/25(a)	390,000	379,197

Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.25%, 2/1/27(a)	460,000	393,613
4.75%, 6/15/29(a)	93,000	76,041

Lamar Media Corp. 3.63%, 1/15/31	348,000	287,194

Lamb Weston Holdings, Inc. 4.88%, 5/15/28(a)	287,000	271,215
4.13%, 1/31/30(a)	398,000	351,426

Level 3 Financing, Inc. 4.63%, 9/15/27(a)	959,000	717,524
4.25%, 7/1/28(a)	535,000	365,710
3.63%, 1/15/29(a)	832,000	535,184
3.75%, 7/15/29(a)	427,000	268,984

Lithia Motors, Inc. 3.88%, 6/1/29(a)	215,000	179,770
4.38%, 1/15/31(a)(b)	414,000	344,978

Live Nation Entertainment, Inc. 4.88%, 11/1/24(a)	70,000	68,333
6.50%, 5/15/27(a)	388,000	381,788
4.75%, 10/15/27(a)	381,000	343,331

LPL Holdings, Inc. 4.00%, 3/15/29(a)	230,000	203,518

LSB Industries, Inc. 6.25%, 10/15/28(a)	500,000	455,610

Lumen Technologies, Inc. 5.63%, 4/1/25	481,000	434,949
5.13%, 12/15/26(a)(b)	342,000	251,739
4.00%, 2/15/27(a)	337,000	259,190
5.38%, 6/15/29(a)	428,000	232,584

Macy’s Retail Holdings LLC 5.88%, 4/1/29(a)(b)	241,000	219,281

Marriott Ownership Resorts, Inc. 4.50%, 6/15/29(a)	337,000	282,915

Masonite International Corp. 5.38%, 2/1/28(a)	288,000	270,688

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2023

Investments	Principal Amount	Value

Match Group Holdings II LLC 4.63%, 6/1/28(a)	$50,000	$44,706

Mattel, Inc. 3.38%, 4/1/26(a)	69,000	63,604
3.75%, 4/1/29(a)	353,000	305,843

MGIC Investment Corp. 5.25%, 8/15/28	170,000	159,040

MGM Resorts International 6.75%, 5/1/25	9,000	9,034
5.50%, 4/15/27	815,000	775,994
4.75%, 10/15/28	17,000	15,275

Michaels Cos., Inc. 7.88%, 5/1/29(a)(b)	1,473,000	1,117,874

MicroStrategy, Inc. 6.13%, 6/15/28(a)(b)	296,000	246,521

Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 4.88%, 5/1/29(a)	410,000	352,104

ModivCare Escrow Issuer, Inc. 5.00%, 10/1/29(a)	586,000	501,030

ModivCare, Inc. 5.88%, 11/15/25(a)	50,000	47,256

Molina Healthcare, Inc. 3.88%, 11/15/30(a)	793,000	671,964

Moog, Inc. 4.25%, 12/15/27(a)	107,000	98,533

MPH Acquisition Holdings LLC 5.50%, 9/1/28(a)	593,000	449,660
5.75%, 11/1/28(a)(b)	984,000	641,233

MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26(b)	516,000	460,654
5.00%, 10/15/27(b)	898,000	742,583
4.63%, 8/1/29(b)	500,000	375,085

MSCI, Inc. 4.00%, 11/15/29(a)	183,000	162,068

Murphy Oil USA, Inc. 4.75%, 9/15/29	234,000	209,285
3.75%, 2/15/31(a)	31,000	25,250

Nabors Industries, Inc. 7.38%, 5/15/27(a)	669,000	644,581

Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/27(a)	1,020,000	942,082
5.13%, 12/15/30(a)	706,000	546,896

Navient Corp. 7.25%, 9/25/23(b)	465,000	466,846
6.13%, 3/25/24	368,000	365,630
5.88%, 10/25/24	7,000	6,825
4.88%, 3/15/28	88,000	74,960
5.50%, 3/15/29(b)	150,000	127,332

NCR Corp. 5.13%, 4/15/29(a)	578,000	494,230
6.13%, 9/1/29(a)(b)	523,000	508,952

Necessity Retail REIT, Inc. / American Finance Operating Partner LP 4.50%, 9/30/28(a)	232,000	183,303

Newell Brands, Inc. 4.45%, 4/1/26	1,079,000	1,021,716
5.75%, 4/1/46	58,000	46,574

Newmark Group, Inc. 6.13%, 11/15/23	23,000	22,972

News Corp. 3.88%, 5/15/29(a)	261,000	223,899
5.13%, 2/15/32(a)(b)	165,000	147,088

Nexstar Media, Inc. 5.63%, 7/15/27(a)	639,000	594,072
4.75%, 11/1/28(a)	654,000	571,930

Nordstrom, Inc. 5.00%, 1/15/44(b)	236,000	153,476

NRG Energy, Inc. 5.25%, 6/15/29(a)	803,000	715,320
3.63%, 2/15/31(a)	685,000	533,683
3.88%, 2/15/32(a)(b)	487,000	377,927

NuStar Logistics LP 6.00%, 6/1/26	360,000	344,671
5.63%, 4/28/27	344,000	321,110
6.38%, 10/1/30	219,000	205,339

Occidental Petroleum Corp. 2.90%, 8/15/24	771,000	739,019
3.50%, 6/15/25	277,000	263,325
5.88%, 9/1/25	367,000	368,009
6.45%, 9/15/36	423,000	425,077
4.40%, 8/15/49	1,134,000	880,279

Olin Corp. 5.13%, 9/15/27	133,000	126,608
5.63%, 8/1/29(b)	135,000	128,685
5.00%, 2/1/30(b)	300,000	274,518

ON Semiconductor Corp. 3.88%, 9/1/28(a)	46,000	40,497

OneMain Finance Corp. 6.13%, 3/15/24	518,000	512,924
6.88%, 3/15/25	550,000	540,622
7.13%, 3/15/26	912,000	892,492
6.63%, 1/15/28	109,000	101,648
5.38%, 11/15/29	436,000	367,727
4.00%, 9/15/30	521,000	398,523

Option Care Health, Inc. 4.38%, 10/31/29(a)	190,000	163,045

Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/28(a)	650,000	574,418
5.13%, 4/30/31(a)	960,000	819,053

Outfront Media Capital LLC / Outfront Media Capital Corp. 5.00%, 8/15/27(a)	200,000	180,672
4.25%, 1/15/29(a)	167,000	138,154
4.63%, 3/15/30(a)	345,000	283,217

Owens & Minor, Inc. 4.50%, 3/31/29(a)(b)	291,000	223,700
6.63%, 4/1/30(a)	361,000	297,511

Owens-Brockway Glass Container, Inc. 5.88%, 8/15/23(a)	114,000	114,076
6.63%, 5/13/27(a)(b)	200,000	195,374

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2023

Investments	Principal Amount	Value

Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/27(a)	$414,000	$361,414
4.38%, 10/15/28(a)	273,000	235,493

Paramount Global
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	633,000	546,539

Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, Inc. 7.50%, 6/1/25(a)	377,000	379,673
5.88%, 10/1/28(a)	176,000	157,388

Patterson-UTI Energy, Inc. 3.95%, 2/1/28	163,000	143,476

PBF Holding Co. LLC / PBF Finance Corp. 7.25%, 6/15/25	402,000	401,502
6.00%, 2/15/28	331,000	309,280

PDC Energy, Inc. 5.75%, 5/15/26	222,000	213,291

PennyMac Financial Services, Inc. 4.25%, 2/15/29(a)	1,130,000	889,909

Penske Automotive Group, Inc. 3.50%, 9/1/25(b)	20,000	18,785
3.75%, 6/15/29	70,000	58,960

Performance Food Group, Inc. 5.50%, 10/15/27(a)	304,000	289,253
4.25%, 8/1/29(a)	275,000	240,413

PGT Innovations, Inc. 4.38%, 10/1/29(a)	231,000	194,964

Pilgrim’s Pride Corp. 5.88%, 9/30/27(a)	510,000	500,381
4.25%, 4/15/31(b)	76,000	63,642
3.50%, 3/1/32	184,000	143,511

Post Holdings, Inc. 5.63%, 1/15/28(a)	716,000	688,176
5.50%, 12/15/29(a)	214,000	196,443
4.63%, 4/15/30(a)	1,314,000	1,140,605
4.50%, 9/15/31(a)	134,000	113,239

PRA Health Sciences, Inc. 2.88%, 7/15/26(a)	200,000	178,974

Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 5.63%, 9/1/29(a)	650,000	479,206
5.88%, 9/1/31(a)	410,000	294,368

Prestige Brands, Inc. 3.75%, 4/1/31(a)	239,000	194,728

Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/24(a)	634,000	626,113
5.75%, 4/15/26(a)	513,000	497,261
3.38%, 8/31/27(a)	112,000	97,480
6.25%, 1/15/28(a)	253,000	235,017

PROG Holdings, Inc. 6.00%, 11/15/29(a)	420,000	357,521

PTC, Inc. 4.00%, 2/15/28(a)	80,000	72,714

Qorvo, Inc. 4.38%, 10/15/29	266,000	237,450

QVC, Inc. 4.85%, 4/1/24	621,000	583,783

Rackspace Technology Global, Inc. 3.50%, 2/15/28(a)	201,000	122,443
5.38%, 12/1/28(a)	750,000	300,915

Radian Group, Inc. 6.63%, 3/15/25	46,000	46,006

Range Resources Corp. 4.88%, 5/15/25(b)	40,000	39,074
8.25%, 1/15/29	77,000	79,396

Realogy Group LLC / Realogy Co-Issuer Corp. 5.75%, 1/15/29(a)	792,000	570,929
5.25%, 4/15/30(a)(b)	582,000	399,438

RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	231,000	212,557

Rithm Capital Corp. 6.25%, 10/15/25(a)	344,000	314,646

RLJ Lodging Trust LP 3.75%, 7/1/26(a)	60,000	54,367
4.00%, 9/15/29(a)	55,000	45,396

Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(a)	264,000	229,363

Sabra Health Care LP 5.13%, 8/15/26	30,000	28,417
3.20%, 12/1/31	104,000	77,251

SBA Communications Corp. 3.13%, 2/1/29	25,000	20,635

Scientific Games International, Inc. 8.63%, 7/1/25(a)	370,000	379,276
7.00%, 5/15/28(a)	107,000	104,695

Scripps Escrow II, Inc. 3.88%, 1/15/29(a)	250,000	199,435

SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/29(a)	279,000	249,557

Select Medical Corp. 6.25%, 8/15/26(a)	540,000	517,547

Sensata Technologies BV 4.00%, 4/15/29(a)	500,000	441,545

Sensata Technologies, Inc. 3.75%, 2/15/31(a)	243,000	204,181

Service Corp. International 4.63%, 12/15/27(b)	238,000	223,225
3.38%, 8/15/30	688,000	559,647

Service Properties Trust 7.50%, 9/15/25	598,000	593,156

Silgan Holdings, Inc. 4.13%, 2/1/28	109,000	99,770

Sinclair Television Group, Inc. 5.50%, 3/1/30(a)(b)	727,000	535,712
4.13%, 12/1/30(a)	101,000	78,446

Sirius XM Radio, Inc. 4.00%, 7/15/28(a)	483,000	413,984
5.50%, 7/1/29(a)	1,767,000	1,594,788
4.13%, 7/1/30(a)	1,471,000	1,203,057

Six Flags Theme Parks, Inc. 7.00%, 7/1/25(a)	69,000	69,841

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2023

Investments	Principal Amount	Value

Skyworks Solutions, Inc. 1.80%, 6/1/26	$20,000	$17,623
3.00%, 6/1/31	69,000	55,954

Sonic Automotive, Inc. 4.63%, 11/15/29(a)(b)	313,000	258,588
4.88%, 11/15/31(a)(b)	331,000	263,900

Southwestern Energy Co. 5.38%, 3/15/30	400,000	366,128
4.75%, 2/1/32	500,000	430,445

Spectrum Brands, Inc. 5.75%, 7/15/25(b)	137,000	134,987

Sprint LLC 7.13%, 6/15/24	226,000	229,013
7.63%, 2/15/25	152,000	155,897
7.63%, 3/1/26	4,000	4,157

SS&C Technologies, Inc. 5.50%, 9/30/27(a)	383,000	361,334

Stagwell Global LLC 5.63%, 8/15/29(a)	585,000	502,462

Starwood Property Trust, Inc. 4.38%, 1/15/27(a)	151,000	131,462

Station Casinos LLC 4.50%, 2/15/28(a)	94,000	83,099
4.63%, 12/1/31(a)	73,000	59,518

Stericycle, Inc. 5.38%, 7/15/24(a)	172,000	169,547

Summit Materials LLC / Summit Materials Finance Corp. 5.25%, 1/15/29(a)	281,000	258,840

Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 8.50%, 10/15/26(a)	511,000	487,392

SunCoke Energy, Inc. 4.88%, 6/30/29(a)	275,000	234,567

Sunoco LP / Sunoco Finance Corp. 4.50%, 5/15/29	317,000	278,405
4.50%, 4/30/30(b)	126,000	109,580

Syneos Health, Inc. 3.63%, 1/15/29(a)	363,000	300,012

Talos Production, Inc. 12.00%, 1/15/26	407,000	430,028

Taylor Morrison Communities, Inc. 5.13%, 8/1/30(a)	550,000	485,617

TEGNA, Inc. 4.63%, 3/15/28	262,000	233,426

Teleflex, Inc. 4.63%, 11/15/27	40,000	37,744
4.25%, 6/1/28(a)	50,000	45,354

Tempur Sealy International, Inc. 4.00%, 4/15/29(a)	305,000	260,912
3.88%, 10/15/31(a)(b)	55,000	44,394

Tenet Healthcare Corp. 4.63%, 9/1/24	1,070,000	1,057,802
4.88%, 1/1/26	1,699,000	1,624,244
6.13%, 10/1/28(a)(b)	927,000	858,884

Terex Corp. 5.00%, 5/15/29(a)	341,000	313,290

TerraForm Power Operating LLC 4.75%, 1/15/30(a)	624,000	542,712

Thor Industries, Inc. 4.00%, 10/15/29(a)(b)	376,000	304,816

TopBuild Corp. 4.13%, 2/15/32(a)	160,000	132,182

Townsquare Media, Inc. 6.88%, 2/1/26(a)	293,000	269,838

TransDigm, Inc. 6.38%, 6/15/26	517,000	503,191
4.88%, 5/1/29	422,000	364,465

Transocean, Inc. 11.50%, 1/30/27(a)	1,303,000	1,340,292

Travel & Leisure Co. 6.63%, 7/31/26(a)	484,000	477,113

TreeHouse Foods, Inc. 4.00%, 9/1/28(b)	282,000	242,215

TriNet Group, Inc. 3.50%, 3/1/29(a)	284,000	238,265

TripAdvisor, Inc. 7.00%, 7/15/25(a)(b)	120,000	120,635

Tronox, Inc. 4.63%, 3/15/29(a)	683,000	557,219

TTM Technologies, Inc. 4.00%, 3/1/29(a)(b)	293,000	243,439

Tutor Perini Corp. 6.88%, 5/1/25(a)(b)	437,000	368,505

U.S. Foods, Inc. 6.25%, 4/15/25(a)	300,000	300,000
4.75%, 2/15/29(a)(b)	323,000	291,782

United Airlines, Inc. 4.38%, 4/15/26(a)	550,000	518,551
4.63%, 4/15/29(a)	1,100,000	977,790

United Natural Foods, Inc. 6.75%, 10/15/28(a)	234,000	222,958

United Rentals North America, Inc. 5.50%, 5/15/27	371,000	363,962
3.88%, 11/15/27	408,000	377,657
4.88%, 1/15/28	127,000	121,186
5.25%, 1/15/30	68,000	64,527

Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 7.88%, 2/15/25(a)	499,000	508,825

Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.50%, 2/15/29(a)(b)	194,000	128,186

Univar Solutions USA, Inc. 5.13%, 12/1/27(a)	113,000	108,210

Urban One, Inc. 7.38%, 2/1/28(a)	487,000	435,159

USA Compression Partners LP / USA Compression Finance Corp. 6.88%, 4/1/26	840,000	808,256
6.88%, 9/1/27	100,000	94,785

Vail Resorts, Inc. 6.25%, 5/15/25(a)	20,000	20,019

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2023

Investments	Principal Amount	Value

Valvoline, Inc. 3.63%, 6/15/31(a)	$138,000	$111,786

Vector Group Ltd. 5.75%, 2/1/29(a)	231,000	200,901

VeriSign, Inc. 5.25%, 4/1/25	1,000	999

Vertiv Group Corp. 4.13%, 11/15/28(a)	29,000	25,211

VICI Properties LP 5.13%, 5/15/32	250,000	232,100

VICI Properties LP / VICI Note Co., Inc. 5.75%, 2/1/27(a)	309,000	302,081

Victoria’s Secret & Co. 4.63%, 7/15/29(a)(b)	319,000	260,428

Vista Outdoor, Inc. 4.50%, 3/15/29(a)(b)	275,000	222,588

Vistra Operations Co. LLC 5.63%, 2/15/27(a)	684,000	649,896
5.00%, 7/31/27(a)	370,000	344,200

Vontier Corp. 1.80%, 4/1/26	30,000	26,247
2.40%, 4/1/28	75,000	61,513
2.95%, 4/1/31	376,000	287,527

WESCO Distribution, Inc. 7.25%, 6/15/28(a)	98,000	99,750

Western Digital Corp. 4.75%, 2/15/26	1,067,000	1,007,109
2.85%, 2/1/29	500,000	393,435

Western Midstream Operating LP 4.30%, 2/1/30	492,000	436,527
5.45%, 4/1/44	55,000	46,447
5.30%, 3/1/48	761,000	630,184

Westinghouse Air Brake Technologies Corp. 4.40%, 3/15/24	318,000	313,379
3.20%, 6/15/25	20,000	18,837
4.95%, 9/15/28	13,000	12,558

William Carter Co. 5.63%, 3/15/27(a)	81,000	78,262

Williams Scotsman International, Inc. 4.63%, 8/15/28(a)	175,000	158,358

Wolverine World Wide, Inc. 4.00%, 8/15/29(a)	204,000	164,628

WW International, Inc. 4.50%, 4/15/29(a)	14,000	7,218

Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/28(a)(b)	66,000	60,131

Xerox Holdings Corp. 5.00%, 8/15/25(a)	774,000	726,631
5.50%, 8/15/28(a)(b)	103,000	86,563

XHR LP 6.38%, 8/15/25(a)	124,000	120,708
4.88%, 6/1/29(a)	89,000	75,936

Yum! Brands, Inc. 3.63%, 3/15/31	20,000	16,785

Ziff Davis, Inc. 4.63%, 10/15/30(a)	28,000	23,621

ZipRecruiter, Inc. 5.00%, 1/15/30(a)(b)	100,000	84,102

ZoomInfo Technologies LLC / ZoomInfo Finance Corp. 3.88%, 2/1/29(a)(b)	254,000	212,146

Total United States		167,008,516
TOTAL CORPORATE BONDS (Cost: $188,815,235)		170,040,015
	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 13.8%

United States – 13.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%(d)
(Cost: $24,646,150)	24,646,150	24,646,150

TOTAL INVESTMENTS IN SECURITIES – 109.0% (Cost: $213,461,385)		194,686,165

Other Assets less Liabilities – (9.0)%		(16,055,969)

NET ASSETS – 100.0%		$178,630,196
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at February 28, 2023 (See Note 2). At February 28, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $24,507,237 and the total market value of the collateral held by the Fund was $25,450,358. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $804,208.

(c)	Rate shown reflects the accrual rate as of February 28, 2023 on securities with variable or step rates.

(d)	Rate shown represents annualized 7-day yield as of February 28, 2023.

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

February 28, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	109	6/30/23	$(22,206,195)	$(1,016)
5 Year U.S. Treasury Note	943	6/30/23	(100,952,571)	278,192
10 Year U.S. Treasury Note	297	6/21/23	(33,161,906)	78,286
Ultra 10 Year U.S. Treasury Note	43	6/21/23	(5,039,063)	14,110
			$(161,359,735)	$369,572

Long Exposure
U.S. Treasury Long Bond	11	6/21/23	$1,377,406	$(11,430)
U.S. Treasury Ultra Long Term Bond	5	6/21/23	675,313	(7,070)
			$2,052,719	$(18,500)
Total – Net			$(159,307,016)	$351,072

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$170,040,015	$—	$170,040,015
Investment of Cash Collateral for Securities Loaned	—	24,646,150	—	24,646,150
Total Investments in Securities	$—	$194,686,165	$—	$194,686,165
Financial Derivative Instruments
Futures Contracts[1]	$370,588	$—	$—	$370,588
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(19,516)	$—	$—	$(19,516)
Total – Net	$351,072	$194,686,165	$—	$195,037,237
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 28.0%

Federal Home Loan Bank – 0.1%
1.50%, 8/15/24	$85,000	$80,933
3.25%, 11/16/28	65,000	61,831
5.50%, 7/15/36	15,000	16,762

Total Federal Home Loan Bank		159,526

Federal Home Loan Mortgage Corporation – 7.6%
3.00%, 4/1/27	13,917	13,356
2.50%, 3/1/28	13,890	12,893
2.50%, 4/1/28	35,811	33,210
3.50%, 1/1/29	14,415	13,896
2.50%, 6/1/29	25,236	23,432
3.00%, 8/1/29	14,181	13,369
2.50%, 1/1/30	15,223	14,135
2.50%, 2/1/30	21,799	20,236
3.00%, 4/1/30	22,867	21,564
2.50%, 5/1/30	89,292	82,809
3.00%, 4/1/31	99,426	93,662
2.50%, 12/1/31	25,180	23,371
3.00%, 7/1/32	142,254	134,059
6.25%, 7/15/32	39,000	45,261
3.50%, 9/1/32	43,176	41,562
2.50%, 11/1/32	11,999	11,121
3.00%, 1/1/33	10,952	10,322
3.00%, 9/1/33	7,459	7,013
4.00%, 11/1/33	7,357	7,207
3.00%, 2/1/34	20,671	19,371
4.00%, 5/1/34	23,295	22,612
3.50%, 8/1/34	72,137	68,595
2.50%, 4/1/35	171,316	157,343
2.50%, 5/1/35	9,701	8,898
3.00%, 5/1/35	16,485	15,430
3.50%, 6/1/35	15,959	15,112
2.00%, 8/1/35	62,276	55,485
1.50%, 9/1/35	42,873	37,125
2.00%, 10/1/35	154,978	138,079
2.50%, 10/1/35	49,647	45,540
1.50%, 12/1/35	193,333	167,415
1.50%, 2/1/36	291,199	252,161
2.00%, 2/1/36	396,327	353,111
2.00%, 7/1/36	101,109	89,982
1.00%, 8/1/36	42,551	36,472
1.50%, 8/1/36	41,589	35,970
2.00%, 9/1/36	83,299	74,132
1.00%, 10/1/36	21,939	18,759
2.00%, 10/1/36	178,580	158,926
2.00%, 11/1/36	184,345	164,057
1.50%, 1/1/37	82,454	71,314
1.50%, 2/1/37	158,514	137,098
1.50%, 3/1/37	191,112	165,142
1.50%, 4/1/37	23,174	20,025
2.50%, 6/1/37	86,185	78,757
4.00%, 9/1/37	23,156	22,580
3.50%, 10/1/37	23,749	22,649
4.00%, 10/1/37	28,075	27,217
5.50%, 4/1/38	19,178	19,757
2.93%, 11/15/38(a)	50,000	24,856
2.93%, 11/15/38(a)	50,000	24,922

2.00%, 11/1/40	36,242	30,581
4.50%, 12/1/40	27,632	27,369
1.50%, 1/1/41	87,897	71,360
2.00%, 1/1/41	76,386	64,432
2.00%, 2/1/41	39,272	33,120
4.00%, 2/1/41	125,921	121,763
2.00%, 4/1/41	184,409	155,655
2.00%, 8/1/41	196,491	165,671
1.50%, 12/1/41	69,403	56,228
1.50%, 1/1/42	69,854	56,594
2.00%, 1/1/42	69,138	58,213
2.50%, 1/1/42	67,792	58,984
2.50%, 2/1/42	46,055	40,072
3.50%, 3/1/42	24,697	23,061
3.50%, 6/1/42	295,699	275,838
3.00%, 6/1/43	32,809	29,727
3.00%, 7/1/43	49,500	44,911
3.00%, 8/1/43	50,377	45,645
4.00%, 12/1/43	8,655	8,333
3.00%, 1/1/44	49,495	44,887
3.50%, 9/1/44	38,295	35,739
4.00%, 9/1/44	23,183	22,299
3.50%, 1/1/45	55,141	51,269
4.50%, 7/1/45	14,545	14,407
3.50%, 8/1/45	24,536	22,761
4.00%, 8/1/45	14,919	14,307
3.50%, 9/1/45	30,465	28,242
4.00%, 11/1/45	16,279	15,611
3.00%, 1/1/46	197,843	178,033
4.00%, 2/1/46	35,441	33,953
3.50%, 3/1/46	16,430	15,227
3.00%, 4/1/46	5,467	4,918
3.50%, 4/1/46	66,229	61,338
3.50%, 5/1/46	7,176	6,646
3.00%, 9/1/46	331,774	298,604
4.50%, 9/1/46	36,590	36,302
3.00%, 10/1/46	32,794	29,532
3.00%, 11/1/46	118,845	106,917
4.00%, 11/1/46	9,513	9,104
3.50%, 12/1/46	38,322	35,525
3.00%, 2/1/47	693,595	624,754
3.50%, 2/1/47	70,123	64,944
4.00%, 2/1/47	7,870	7,531
4.50%, 4/1/47	7,070	6,940
3.50%, 5/1/47	7,166	6,641
3.50%, 7/1/47	170,889	159,411
4.00%, 7/1/47	42,536	40,591
3.50%, 8/1/47	41,404	38,371
4.00%, 8/1/47	17,561	16,769
3.00%, 10/1/47	24,500	22,063
3.50%, 10/1/47	10,336	9,579
3.50%, 11/1/47	143,080	132,407
3.50%, 12/1/47	44,542	41,237
4.00%, 2/1/48	15,888	15,172
3.50%, 7/1/48	34,583	32,013
4.00%, 7/1/48	73,367	70,729
3.00%, 11/1/48	195,715	176,070
5.00%, 3/1/49	28,617	28,548
3.50%, 6/1/49	46,006	42,594

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

3.50%, 7/1/49	$25,983	$24,118
3.50%, 8/1/49	420,397	388,506
4.00%, 8/1/49	57,777	54,991
2.50%, 9/1/49	90,216	77,381
3.00%, 10/1/49	86,258	76,783
5.00%, 10/1/49	10,660	10,635
3.00%, 12/1/49	477,779	427,117
3.00%, 1/1/50	69,164	61,830
3.00%, 2/1/50	55,648	49,535
3.00%, 4/1/50	88,587	79,473
3.50%, 4/1/50	109,597	101,858
2.50%, 5/1/50	109,891	94,036
4.00%, 5/1/50	70,838	67,993
2.50%, 6/1/50	177,526	151,873
3.00%, 6/1/50	197,886	177,236
2.50%, 7/1/50	251,786	215,434
2.00%, 8/1/50	590,305	482,735
2.50%, 8/1/50	89,624	76,825
2.50%, 9/1/50	274,748	233,639
2.50%, 10/1/50	251,158	214,749
1.50%, 11/1/50	62,480	48,345
1.50%, 12/1/50	42,947	33,232
2.00%, 12/1/50	374,769	307,222
1.50%, 1/1/51	42,515	32,897
2.00%, 1/1/51	376,549	308,390
2.50%, 1/1/51	66,923	57,122
3.00%, 1/1/51	85,137	75,902
4.50%, 1/1/51	46,890	45,755
1.50%, 2/1/51	85,020	65,786
2.00%, 2/1/51	343,381	281,278
2.00%, 3/1/51	127,355	104,459
2.50%, 3/1/51	105,990	90,434
1.50%, 4/1/51	263,493	204,184
2.00%, 4/1/51	279,867	228,760
2.00%, 5/1/51	706,416	577,738
2.50%, 5/1/51	695,746	592,836
1.50%, 6/1/51	90,030	69,747
3.00%, 7/1/51	271,655	241,379
2.50%, 9/1/51	352,456	299,667
2.00%, 10/1/51	275,309	224,754
2.50%, 10/1/51	173,925	148,979
2.00%, 11/1/51	323,679	264,141
2.00%, 12/1/51	671,803	549,256
2.50%, 12/1/51	128,427	109,021
2.00%, 2/1/52	898,799	732,634
2.50%, 2/1/52	468,885	397,595
3.00%, 2/1/52	252,579	222,311
3.50%, 2/1/52	107,508	98,215
2.00%, 3/1/52	214,269	174,512
3.00%, 3/1/52	103,629	91,313
3.00%, 4/1/52	61,821	54,474
3.50%, 5/1/52	334,342	304,484
3.00%, 6/1/52	71,822	63,327
4.00%, 6/1/52	341,741	321,916
4.50%, 6/1/52	47,537	45,777
4.00%, 7/1/52	96,884	90,904
4.00%, 8/1/52	48,636	45,634
4.50%, 9/1/52	168,464	162,349

5.00%, 9/1/52	48,654	47,816
4.00%, 12/1/52	34,624	32,486

Total Federal Home Loan Mortgage Corporation		18,054,690

Federal National Mortgage Association – 12.3%
1.63%, 10/15/24	25,000	23,713
1.63%, 1/7/25	25,000	23,568
4.00%, 9/1/25	5,636	5,522
5.50%, 10/1/25	11,899	11,796
2.13%, 4/24/26	25,000	23,288
4.00%, 7/1/26	1,309	1,286
1.88%, 9/24/26	39,000	35,767
3.50%, 10/1/26	25,656	24,806
3.00%, 11/1/26	10,694	10,268
3.50%, 12/1/26	3,031	2,939
3.00%, 2/1/27	31,629	30,339
3.00%, 6/1/27	26,797	25,648
3.00%, 9/1/27	12,931	12,350
2.50%, 8/1/28	11,452	10,620
3.00%, 9/1/28	9,924	9,368
3.00%, 11/1/28	6,295	5,942
7.25%, 5/15/30	300,000	357,030
3.50%, 4/1/31	15,447	14,880
2.50%, 6/1/31	11,181	10,367
2.50%, 7/1/31	11,331	10,506
3.00%, 8/1/31	96,454	90,864
2.50%, 10/1/31	256,568	237,902
3.50%, 11/1/31	27,296	26,290
2.50%, 4/1/32	14,666	13,599
2.50%, 9/1/32	40,996	37,959
3.00%, 9/1/32	18,056	17,010
3.00%, 10/1/32	19,910	18,745
2.50%, 12/1/32	6,067	5,617
3.50%, 1/1/33	11,319	10,896
3.50%, 2/1/33	26,068	25,117
3.00%, 4/1/33	20,117	18,853
3.00%, 6/1/33	66,414	62,281
5.00%, 10/1/33	83,098	83,416
6.00%, 2/1/34	28,112	29,331
4.00%, 3/1/34	19,431	18,960
2.50%, 5/1/34	16,076	14,765
3.00%, 6/1/34	7,402	6,931
4.00%, 8/1/34	7,917	7,677
3.00%, 1/1/35	8,809	8,248
2.50%, 5/1/35	18,264	16,753
2.00%, 7/1/35	51,496	45,880
2.50%, 7/1/35	23,699	21,739
2.50%, 8/1/35	43,784	40,366
2.00%, 9/1/35	247,248	220,287
3.50%, 9/1/35	22,543	21,346
1.50%, 10/1/35	39,034	33,800
2.00%, 10/1/35	90,843	80,880
1.50%, 12/1/35	185,190	160,360
2.00%, 12/1/35	234,893	209,130
3.50%, 1/1/36	8,040	7,613
2.50%, 2/1/36	15,134	13,881
1.50%, 3/1/36	133,109	115,123
2.00%, 3/1/36	69,328	61,687
1.50%, 4/1/36	209,020	180,822

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

3.00%, 4/1/36	$17,250	$16,019
3.00%, 6/1/36	40,872	37,846
3.50%, 7/1/36	20,826	19,694
3.00%, 9/1/36	84,597	78,334
1.50%, 10/1/36	44,016	38,101
2.00%, 10/1/36	404,556	360,031
1.50%, 11/1/36	154,574	133,687
2.00%, 11/1/36	215,538	191,816
3.00%, 11/1/36	48,924	45,474
2.50%, 12/1/36	28,886	26,529
2.00%, 1/1/37	89,006	79,210
2.50%, 1/1/37	316,316	288,887
2.00%, 2/1/37	246,138	219,048
3.00%, 4/1/37	60,622	57,075
3.50%, 5/1/37	42,042	40,259
3.50%, 7/1/37	18,045	17,001
5.50%, 8/1/37	169,055	173,234
3.50%, 4/1/38	9,912	9,315
4.50%, 9/1/39	9,162	9,063
3.00%, 12/1/39	84,373	77,854
4.50%, 8/1/40	18,308	18,115
2.00%, 9/1/40	53,526	45,285
2.50%, 9/1/40	55,486	48,298
4.50%, 9/1/40	178,468	176,595
5.50%, 9/1/40	33,545	34,503
4.00%, 10/1/40	160,726	154,467
2.00%, 11/1/40	71,676	60,475
2.50%, 12/1/40	31,198	27,151
3.50%, 12/1/40	64,203	59,899
3.50%, 2/1/41	197,591	184,346
2.00%, 3/1/41	20,161	17,022
2.00%, 4/1/41	20,774	17,535
1.50%, 5/1/41	34,476	27,930
2.00%, 5/1/41	67,393	56,869
2.50%, 5/1/41	41,857	36,421
1.50%, 6/1/41	43,464	35,211
1.50%, 7/1/41	77,929	63,132
1.50%, 10/1/41	36,118	29,260
2.50%, 10/1/41	152,163	132,400
3.50%, 10/1/41	127,321	118,786
2.00%, 11/1/41	180,333	151,919
2.50%, 2/1/42	22,977	19,993
3.00%, 2/1/42	22,581	20,427
2.00%, 3/1/42	42,140	35,572
3.50%, 6/1/42	6,177	5,762
4.00%, 9/1/42	102,875	98,941
3.00%, 1/1/43	54,192	49,113
3.00%, 4/1/43	40,421	36,622
3.00%, 5/1/43	120,886	109,521
3.50%, 5/1/43	10,815	10,083
3.00%, 6/1/43	65,852	59,687
4.00%, 6/1/43	3,971	3,818
3.00%, 8/1/43	381,704	345,822
3.00%, 9/1/43	46,190	41,848
4.00%, 11/1/43	7,192	6,917
3.00%, 2/1/44	35,522	32,192
4.00%, 2/1/44	51,910	50,004
4.50%, 2/1/44	72,782	72,876
4.50%, 4/1/44	78,659	77,502

3.50%, 5/1/44	37,040	34,676
4.50%, 5/1/44	5,947	5,871
4.00%, 9/1/44	35,793	34,395
4.00%, 10/1/44	5,481	5,267
4.00%, 12/1/44	79,719	76,924
3.50%, 2/1/45	59,682	55,674
5.00%, 2/1/45	32,078	32,426
3.50%, 3/1/45	33,819	31,342
3.50%, 4/1/45	38,069	35,437
3.50%, 6/1/45	63,493	59,193
4.00%, 6/1/45	28,081	27,008
3.50%, 8/1/45	70,499	65,480
3.50%, 12/1/45	91,440	84,743
3.00%, 1/1/46	51,606	46,439
3.50%, 1/1/46	42,998	39,849
3.50%, 2/1/46	17,643	16,350
3.50%, 4/1/46	6,180	5,723
3.00%, 5/1/46	40,933	36,826
3.50%, 5/1/46	70,010	64,874
4.50%, 5/1/46	33,674	33,075
3.50%, 6/1/46	71,898	66,586
4.00%, 7/1/46	10,088	9,644
3.00%, 9/1/46	22,502	20,244
3.00%, 10/1/46	11,546	10,388
4.00%, 10/1/46	11,066	10,580
2.50%, 11/1/46	8,414	7,291
3.00%, 11/1/46	398,324	359,203
3.50%, 11/1/46	12,357	11,452
4.50%, 11/1/46	14,883	14,694
3.50%, 12/1/46	65,984	61,386
3.00%, 1/1/47	27,423	24,672
3.50%, 1/1/47	66,295	61,397
4.00%, 1/1/47	77,294	73,892
3.00%, 2/1/47	15,418	13,871
4.00%, 2/1/47	8,794	8,407
4.00%, 3/1/47	49,311	47,057
4.00%, 5/1/47	21,276	20,303
4.50%, 5/1/47	77,030	76,049
3.50%, 7/1/47	82,432	76,315
4.00%, 8/1/47	146,202	140,314
3.50%, 9/1/47	75,751	70,622
3.50%, 11/1/47	193,564	179,201
4.50%, 11/1/47	53,158	52,130
3.00%, 12/1/47	52,730	47,439
3.50%, 12/1/47	33,526	31,038
3.50%, 1/1/48	92,650	86,333
4.00%, 1/1/48	50,444	48,138
4.00%, 4/1/48	185,488	178,071
4.50%, 5/1/48	16,314	15,962
4.50%, 6/1/48	182,995	179,051
4.50%, 7/1/48	25,962	25,402
4.00%, 8/1/48	17,603	16,788
4.00%, 9/1/48	133,034	127,714
4.00%, 11/1/48	530,514	506,445
3.00%, 12/1/48	50,110	45,082
4.00%, 1/1/49	102,860	98,118
5.00%, 5/1/49	36,156	36,069
4.00%, 6/1/49	171,612	163,767
4.50%, 7/1/49	13,748	13,454

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

3.00%, 9/1/49	$251,686	$224,592
4.00%, 9/1/49	96,341	91,937
3.00%, 10/1/49	73,119	65,084
4.00%, 10/1/49	10,363	9,864
3.50%, 11/1/49	145,503	135,211
5.00%, 11/1/49	57,164	57,033
2.50%, 1/1/50	57,046	48,926
3.00%, 1/1/50	37,242	33,150
3.50%, 1/1/50	83,274	76,743
4.50%, 1/1/50	66,015	64,418
3.00%, 3/1/50	123,307	110,387
4.00%, 3/1/50	60,592	58,074
4.50%, 3/1/50	68,708	67,227
5.00%, 3/1/50	137,572	137,267
3.00%, 4/1/50	87,628	78,267
3.50%, 4/1/50	149,343	138,650
3.50%, 5/1/50	120,254	110,524
4.00%, 5/1/50	47,834	45,520
2.50%, 6/1/50	216,064	184,819
2.50%, 7/1/50	268,718	229,949
3.00%, 7/1/50	131,137	117,078
2.00%, 8/1/50	215,719	177,163
2.50%, 8/1/50	208,504	178,222
3.00%, 8/1/50	29,094	26,074
2.00%, 9/1/50	1,014,408	832,514
2.50%, 9/1/50	466,899	400,970
2.00%, 10/1/50	404,392	332,681
1.50%, 11/1/50	293,151	226,828
2.00%, 11/1/50	800,655	656,592
2.50%, 11/1/50	162,894	139,845
1.50%, 12/1/50	406,375	314,435
2.00%, 12/1/50	1,506,313	1,235,189
2.50%, 12/1/50	689,722	589,333
3.00%, 12/1/50	58,293	51,986
1.50%, 1/1/51	64,263	49,724
2.00%, 1/1/51	427,372	349,492
1.50%, 2/1/51	64,813	50,149
2.00%, 2/1/51	40,594	33,252
2.50%, 2/1/51	718,559	615,055
1.50%, 3/1/51	225,754	175,002
2.00%, 3/1/51	1,452,488	1,201,643
1.50%, 4/1/51	97,157	75,284
2.00%, 4/1/51	1,116,279	911,553
2.00%, 5/1/51	216,838	177,383
2.50%, 5/1/51	636,227	542,118
2.00%, 6/1/51	219,232	179,651
2.00%, 7/1/51	376,824	308,260
2.50%, 7/1/51	270,339	229,974
3.00%, 7/1/51	237,085	209,784
1.50%, 8/1/51	69,173	53,572
2.50%, 8/1/51	1,170,394	997,065
2.00%, 9/1/51	433,431	353,842
2.50%, 9/1/51	941,704	801,094
3.50%, 9/1/51	53,225	48,671
2.00%, 10/1/51	559,311	456,608
3.00%, 11/1/51	114,256	100,931
2.00%, 12/1/51	511,419	417,192
2.50%, 12/1/51	202,211	172,780
3.00%, 12/1/51	68,224	60,923

2.00%, 1/1/52	389,666	317,751
2.50%, 1/1/52	183,830	157,334
2.50%, 2/1/52	377,294	319,928
3.00%, 2/1/52	210,206	185,928
2.50%, 3/1/52	643,579	545,971
1.50%, 4/1/52	72,107	55,844
2.50%, 4/1/52	496,741	421,717
3.00%, 4/1/52	47,614	41,886
3.50%, 6/1/52	196,161	178,857
4.00%, 9/1/52	145,046	136,093
5.00%, 9/1/52	48,164	47,335
4.50%, 10/1/52	24,005	23,116
5.50%, 11/1/52	24,315	24,350

Total Federal National Mortgage Association		29,204,732

Government National Mortgage Association – 6.1%
2.50%, 7/20/28	35,449	33,698
3.00%, 4/20/33	20,448	19,076
2.00%, 5/20/36	37,653	33,443
4.00%, 11/20/40	25,573	24,821
3.50%, 2/20/43	42,717	40,278
5.00%, 2/20/43	19,868	20,180
4.00%, 5/20/43	19,086	18,510
4.00%, 6/20/43	39,668	38,471
5.00%, 4/20/44	43,007	43,693
3.50%, 7/20/44	48,800	45,941
4.00%, 7/20/44	95,775	92,599
5.00%, 7/20/44	7,689	7,811
3.50%, 8/20/44	62,256	58,609
5.00%, 8/20/44	6,947	7,056
3.00%, 9/20/44	29,296	26,645
4.50%, 9/20/44	25,576	25,409
3.50%, 10/20/44	367,622	346,083
3.00%, 1/20/45	10,876	9,892
4.00%, 4/20/45	64,506	62,367
3.00%, 7/20/45	79,790	72,471
3.00%, 12/20/45	61,399	55,766
3.50%, 12/20/45	86,948	81,748
4.50%, 12/20/45	24,479	24,319
3.50%, 1/20/46	162,574	152,851
3.00%, 5/20/46	194,306	176,456
4.00%, 7/20/46	70,967	68,146
3.50%, 9/20/46	50,556	47,266
2.50%, 10/20/46	56,805	49,987
3.00%, 10/20/46	37,298	33,872
3.00%, 12/20/46	6,937	6,300
4.00%, 12/20/46	16,229	15,584
4.00%, 1/20/47	14,123	13,561
4.50%, 1/20/47	19,131	18,976
3.00%, 2/20/47	581,461	528,045
3.50%, 2/20/47	53,113	49,656
3.50%, 3/20/47	48,656	45,468
3.50%, 4/20/47	26,074	24,366
4.00%, 4/20/47	76,911	73,823
3.00%, 5/20/47	30,688	27,858
4.00%, 7/20/47	17,030	16,347
4.00%, 8/20/47	14,811	14,216
3.50%, 9/20/47	41,513	38,793
4.50%, 10/20/47	6,532	6,416

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

3.50%, 11/20/47	$119,374	$111,552
3.50%, 1/20/48	167,059	156,113
4.00%, 1/20/48	28,658	27,508
3.00%, 2/20/48	128,175	116,354
3.50%, 2/20/48	149,534	139,736
3.50%, 3/20/48	14,460	13,512
3.50%, 4/20/48	25,585	23,908
3.50%, 6/20/48	43,055	40,220
3.50%, 7/20/48	37,088	34,646
4.00%, 9/20/48	22,862	21,932
4.50%, 9/20/48	13,084	12,854
3.50%, 10/20/48	174,926	163,410
4.50%, 1/20/49	13,200	12,968
3.50%, 3/20/49	6,526	6,096
4.00%, 3/20/49	23,723	22,757
4.50%, 3/20/49	6,213	6,104
5.00%, 3/20/49	11,571	11,603
4.00%, 4/20/49	9,967	9,508
4.50%, 6/20/49	40,373	39,662
3.50%, 7/20/49	36,401	33,910
3.00%, 8/20/49	58,222	52,599
3.50%, 8/20/49	21,339	19,876
3.00%, 9/20/49	57,487	51,920
3.00%, 10/20/49	224,110	202,344
4.00%, 10/20/49	27,158	25,906
3.00%, 11/15/49	7,443	6,682
2.50%, 11/20/49	39,831	34,751
3.00%, 1/20/50	6,437	5,805
3.50%, 1/20/50	4,661	4,339
4.50%, 1/20/50	9,645	9,475
3.00%, 2/20/50	78,748	71,076
4.00%, 2/20/50	97,171	92,691
2.50%, 4/20/50	93,193	81,299
3.00%, 5/20/50	24,731	22,273
2.50%, 6/20/50	141,694	123,610
3.00%, 6/20/50	46,182	41,586
3.50%, 7/20/50	120,713	112,322
5.00%, 7/20/50	45,044	45,169
2.00%, 8/20/50	132,103	111,477
2.50%, 8/20/50	352,792	307,767
3.00%, 8/20/50	408,133	367,390
3.50%, 8/20/50	91,676	85,117
3.00%, 9/20/50	195,346	175,845
4.00%, 9/20/50	39,632	37,806
4.50%, 9/20/50	51,391	50,486
2.00%, 11/20/50	541,152	457,115
2.50%, 11/20/50	272,398	237,633
3.00%, 11/20/50	75,251	67,727
2.00%, 12/20/50	185,562	156,589
2.50%, 12/20/50	646,698	564,163
3.50%, 12/20/50	29,692	27,559
2.00%, 1/20/51	471,985	398,290
2.00%, 3/20/51	410,777	347,072
2.50%, 3/20/51	449,213	390,455
2.00%, 4/20/51	80,039	67,601
2.50%, 4/20/51	192,958	167,794
2.50%, 5/20/51	66,324	57,785
2.00%, 6/20/51	351,606	296,751

2.00%, 7/20/51	42,698	35,959
3.00%, 7/20/51	116,436	104,428
2.50%, 8/20/51	537,644	466,409
1.50%, 9/20/51	44,943	35,451
2.00%, 9/20/51	547,006	460,335
2.50%, 9/20/51	372,414	323,045
3.00%, 9/20/51	228,004	204,363
3.50%, 9/20/51	42,150	38,920
2.00%, 10/20/51	270,413	227,464
2.00%, 11/20/51	720,766	606,090
2.50%, 11/20/51	94,599	81,990
2.50%, 1/20/52	92,700	80,193
3.00%, 1/20/52	91,574	81,977
2.50%, 2/20/52	173,258	150,030
2.50%, 3/20/52	165,132	142,859
4.50%, 7/20/52	480,616	465,795
4.00%, 8/20/52	73,680	69,646
4.00%, 9/20/52	123,573	116,807
4.00%, 11/20/52	24,840	23,480
2.00%, 3/21/53(b)	100,000	83,866
2.50%, 3/21/53(b)	125,000	108,165
4.00%, 3/21/53(b)	325,000	307,271
4.50%, 3/21/53(b)	200,000	193,846
5.00%, 3/21/53(b)	375,000	370,619
5.50%, 3/21/53(b)	225,000	225,776
6.00%, 3/21/53(b)	125,000	126,787
3.50%, 4/20/53(b)	75,000	68,991
4.00%, 4/20/53(b)	25,000	23,647
4.50%, 4/20/53(b)	50,000	48,471
5.00%, 4/20/53(b)	100,000	98,726
5.50%, 4/20/53(b)	25,000	25,053

Total Government National Mortgage Association		14,373,830

Tennessee Valley Authority – 0.1%
2.88%, 9/15/24	25,000	24,148
5.25%, 9/15/39	140,000	146,356

Total Tennessee Valley Authority		170,504

Uniform Mortgage-Backed Securities – 1.8%
3.00%, 3/16/38(b)	100,000	93,260
4.00%, 3/16/38(b)	25,000	24,381
1.50%, 4/17/38(b)	25,000	21,635
2.00%, 4/17/38(b)	25,000	22,227
2.50%, 4/17/38(b)	50,000	45,674
3.50%, 4/17/38(b)	50,000	47,713
4.50%, 4/17/38(b)	50,000	49,336
5.00%, 4/17/38(b)	25,000	24,918
1.50%, 3/13/53(b)	25,000	19,311
2.50%, 3/13/53(b)	275,000	232,980
3.00%, 3/13/53(b)	175,000	153,954
3.50%, 3/13/53(b)	150,000	136,579
4.00%, 3/13/53(b)	250,000	234,580
4.50%, 3/13/53(b)	1,025,000	987,039
5.00%, 3/13/53(b)	800,000	786,154
5.50%, 3/13/53(b)	400,000	399,334
6.00%, 3/13/53(b)	400,000	404,723
2.00%, 4/13/53(b)	50,000	40,776
2.50%, 4/13/53(b)	75,000	63,615
4.00%, 4/13/53(b)	25,000	23,468

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

5.00%, 4/13/53(b)	$100,000	$98,245
5.50%, 4/13/53(b)	175,000	174,630
6.50%, 4/13/53(b)	200,000	204,592

Total Uniform Mortgage-Backed Securities		4,289,124
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $73,389,162)		66,252,406

U.S. GOVERNMENT OBLIGATIONS – 40.6%

U.S. Treasury Bonds – 7.6%
6.13%, 8/15/29	45,000	50,108
3.50%, 2/15/39	87,000	82,038
4.38%, 11/15/39	145,000	151,718
1.13%, 5/15/40	1,050,000	665,520
1.38%, 11/15/40	1,400,000	920,719
1.88%, 2/15/41	1,180,000	844,069
4.75%, 2/15/41	150,000	164,062
2.25%, 5/15/41	1,300,000	988,609
1.75%, 8/15/41	1,880,000	1,304,103
2.00%, 11/15/41	500,000	361,523
2.38%, 2/15/42	1,000,000	769,766
3.25%, 5/15/42	570,000	504,272
3.38%, 8/15/42	425,000	382,832
2.75%, 11/15/42	215,000	174,872
3.88%, 2/15/43	145,000	140,775
2.88%, 5/15/43	300,000	248,437
2.50%, 2/15/45	310,000	237,053
3.00%, 11/15/45	141,000	117,669
2.50%, 2/15/46	290,000	220,672
2.50%, 5/15/46	295,000	224,430
2.25%, 8/15/46	365,000	263,684
2.88%, 11/15/46	165,000	134,617
3.00%, 2/15/47	325,000	270,842
3.00%, 5/15/47	250,000	208,437
2.75%, 8/15/47	355,000	282,530
3.13%, 5/15/48	440,000	376,028
3.00%, 8/15/48	480,000	400,987
3.38%, 11/15/48	495,000	443,296
3.00%, 2/15/49	520,000	435,419
2.88%, 5/15/49	505,000	413,153
2.25%, 8/15/49	480,000	344,625
2.38%, 11/15/49	450,000	332,297
2.00%, 2/15/50	565,000	382,479
1.25%, 5/15/50	675,000	374,889
1.38%, 8/15/50	100,000	57,406
1.63%, 11/15/50	650,000	398,887
1.88%, 2/15/51	725,000	474,139
2.38%, 5/15/51	820,000	602,764
1.88%, 11/15/51	1,130,000	736,001
2.25%, 2/15/52	840,000	600,141
2.88%, 5/15/52	660,000	541,355
3.00%, 8/15/52	625,000	526,318
4.00%, 11/15/52	625,000	636,621
3.63%, 2/15/53	200,000	190,547

Total U.S. Treasury Bonds		17,980,709

U.S. Treasury Notes – 33.0%
0.25%, 3/15/24	1,000,000	950,937
2.25%, 4/30/24	355,000	343,573
0.25%, 5/15/24	495,000	467,021

2.50%, 5/15/24	590,000	572,035
2.00%, 5/31/24	410,000	394,657
2.50%, 5/31/24	475,000	460,026
0.25%, 6/15/24	555,000	521,657
1.75%, 6/30/24	350,000	335,111
2.00%, 6/30/24	245,000	235,214
3.00%, 6/30/24	480,000	467,091
0.38%, 7/15/24	485,000	454,972
1.75%, 7/31/24	370,000	353,256
2.13%, 7/31/24	240,000	230,400
3.00%, 7/31/24	495,000	481,039
0.38%, 8/15/24	955,000	892,738
2.38%, 8/15/24	260,000	250,250
1.25%, 8/31/24	330,000	312,018
1.88%, 8/31/24	190,000	181,331
3.25%, 8/31/24	645,000	628,434
0.38%, 9/15/24	1,035,000	964,713
1.50%, 9/30/24	340,000	322,137
2.13%, 9/30/24	235,000	224,916
4.25%, 9/30/24	470,000	464,731
0.63%, 10/15/24	1,135,000	1,058,853
1.50%, 10/31/24	330,000	311,947
2.25%, 10/31/24	250,000	239,238
4.38%, 10/31/24	460,000	455,705
0.75%, 11/15/24	1,090,000	1,015,786
2.25%, 11/15/24	650,000	621,842
1.50%, 11/30/24	375,000	353,730
2.13%, 11/30/24	250,000	238,437
4.50%, 11/30/24	160,000	158,847
1.00%, 12/15/24	990,000	924,200
1.75%, 12/31/24	345,000	326,295
2.25%, 12/31/24	275,000	262,421
4.25%, 12/31/24	500,000	494,414
1.13%, 1/15/25	570,000	532,293
1.38%, 1/31/25	220,000	206,259
2.50%, 1/31/25	75,000	71,845
1.50%, 2/15/25	150,000	140,760
2.00%, 2/15/25	585,000	554,585
2.75%, 2/28/25	290,000	278,813
4.63%, 2/28/25	250,000	249,209
1.75%, 3/15/25	400,000	376,469
0.50%, 3/31/25	600,000	549,961
2.63%, 4/15/25	505,000	483,340
0.38%, 4/30/25	800,000	728,937
2.88%, 4/30/25	270,000	259,706
2.13%, 5/15/25	555,000	525,104
2.75%, 5/15/25	495,000	474,581
0.25%, 5/31/25	700,000	634,156
2.88%, 5/31/25	245,000	235,497
2.88%, 6/15/25	480,000	461,344
0.25%, 6/30/25	800,000	723,281
3.00%, 7/15/25	470,000	452,559
0.25%, 7/31/25	100,000	90,102
2.88%, 7/31/25	235,000	225,683
2.00%, 8/15/25	605,000	568,535
3.13%, 8/15/25	460,000	444,098
2.75%, 8/31/25	240,000	229,509
3.50%, 9/15/25	450,000	438,205

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

3.00%, 9/30/25	$245,000	$235,545
0.25%, 10/31/25	390,000	348,349
2.25%, 11/15/25	500,000	470,859
0.38%, 11/30/25	395,000	352,939
2.88%, 11/30/25	260,000	248,970
0.38%, 12/31/25	605,000	539,821
2.63%, 12/31/25	235,000	223,489
0.38%, 1/31/26	655,000	581,978
2.63%, 1/31/26	140,000	132,967
1.63%, 2/15/26	570,000	525,135
4.00%, 2/15/26	385,000	379,691
0.50%, 2/28/26	660,000	586,910
2.50%, 2/28/26	140,000	132,344
0.75%, 3/31/26	1,000,000	894,961
2.25%, 3/31/26	140,000	131,245
0.75%, 4/30/26	615,000	548,335
2.38%, 4/30/26	210,000	197,351
1.63%, 5/15/26	555,000	508,605
0.75%, 5/31/26	645,000	573,571
2.13%, 5/31/26	265,000	246,657
0.88%, 6/30/26	570,000	508,102
1.88%, 6/30/26	260,000	239,941
0.63%, 7/31/26	610,000	537,467
1.88%, 7/31/26	265,000	244,048
0.75%, 8/31/26	660,000	582,553
1.38%, 8/31/26	255,000	230,277
0.88%, 9/30/26	625,000	552,954
1.63%, 9/30/26	195,000	177,450
1.13%, 10/31/26	630,000	561,291
1.63%, 10/31/26	255,000	231,572
2.00%, 11/15/26	560,000	515,112
1.25%, 11/30/26	645,000	576,166
1.63%, 11/30/26	240,000	217,716
1.25%, 12/31/26	625,000	557,324
1.75%, 12/31/26	255,000	232,209
1.50%, 1/31/27	840,000	754,983
2.25%, 2/15/27	505,000	467,401
1.13%, 2/28/27	150,000	132,809
1.88%, 2/28/27	580,000	528,276
0.63%, 3/31/27	245,000	211,753
2.50%, 3/31/27	560,000	522,309
0.50%, 4/30/27	300,000	257,285
2.75%, 4/30/27	535,000	503,548
2.38%, 5/15/27	605,000	560,736
0.50%, 5/31/27	1,000,000	854,648
2.63%, 5/31/27	525,000	491,347
0.50%, 6/30/27	950,000	809,838
3.25%, 6/30/27	515,000	494,219
0.38%, 7/31/27	1,005,000	849,853
2.75%, 7/31/27	505,000	474,463
2.25%, 8/15/27	480,000	441,300
0.50%, 8/31/27	410,000	347,779
3.13%, 8/31/27	495,000	472,435
0.38%, 9/30/27	525,000	441,595
4.13%, 9/30/27	480,000	477,525
0.50%, 10/31/27	515,000	434,612
4.13%, 10/31/27	170,000	169,157
2.25%, 11/15/27	385,000	352,816

0.63%, 11/30/27	550,000	466,061
3.88%, 11/30/27	170,000	167,583
0.63%, 12/31/27	510,000	431,209
3.88%, 12/31/27	170,000	167,530
0.75%, 1/31/28	850,000	721,504
3.50%, 1/31/28	170,000	164,847
2.75%, 2/15/28	665,000	622,191
1.13%, 2/29/28	35,000	30,213
4.00%, 2/29/28	410,000	407,005
1.25%, 4/30/28	430,000	372,051
2.88%, 5/15/28	705,000	662,039
1.25%, 5/31/28	700,000	604,598
1.25%, 6/30/28	1,000,000	861,914
1.00%, 7/31/28	620,000	525,934
2.88%, 8/15/28	110,000	103,095
1.13%, 8/31/28	665,000	566,938
1.25%, 9/30/28	665,000	569,666
3.13%, 11/15/28	655,000	620,919
1.50%, 11/30/28	630,000	545,688
1.38%, 12/31/28	615,000	528,492
1.75%, 1/31/29	580,000	508,021
2.63%, 2/15/29	660,000	607,638
1.88%, 2/28/29	550,000	485,225
2.38%, 3/31/29	515,000	466,839
2.88%, 4/30/29	480,000	447,506
2.38%, 5/15/29	540,000	488,742
2.75%, 5/31/29	460,000	425,590
3.25%, 6/30/29	440,000	418,808
2.63%, 7/31/29	415,000	380,584
1.63%, 8/15/29	500,000	432,246
3.13%, 8/31/29	405,000	382,472
3.88%, 9/30/29	395,000	389,754
4.00%, 10/31/29	185,000	183,916
3.50%, 1/31/30	335,000	323,563
1.50%, 2/15/30	645,000	547,746
4.00%, 2/28/30	200,000	199,234
0.63%, 5/15/30	1,200,000	949,125
0.63%, 8/15/30	1,700,000	1,337,156
0.88%, 11/15/30	1,750,000	1,398,906
1.13%, 2/15/31	1,155,000	940,062
1.63%, 5/15/31	1,110,000	933,441
1.25%, 8/15/31	1,090,000	883,837
1.38%, 11/15/31	700,000	569,953
1.88%, 2/15/32	1,000,000	847,500
2.88%, 5/15/32	1,120,000	1,030,575
2.75%, 8/15/32	1,185,000	1,077,332
4.13%, 11/15/32	605,000	614,926

Total U.S. Treasury Notes		78,189,568
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $98,251,610)		96,170,277

CORPORATE BONDS – 24.8%

Australia – 0.1%

BHP Billiton Finance USA Ltd. 5.00%, 9/30/43	23,000	22,384

Westpac Banking Corp.
3.35%, 3/8/27	23,000	21,640

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(c)	$10,000	$9,438
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	30,000	23,077
4.42%, 7/24/39	10,000	8,487
2.96%, 11/16/40	50,000	34,150

Total Australia		119,176

Austria – 0.0%

Suzano Austria GmbH 3.75%, 1/15/31	41,000	34,761

Belgium – 0.3%

Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
3.65%, 2/1/26	149,000	142,832
4.70%, 2/1/36	25,000	23,502
4.90%, 2/1/46	100,000	91,888

Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/31	140,000	140,141
4.60%, 4/15/48	119,000	105,253
4.44%, 10/6/48	19,000	16,394
4.50%, 6/1/50	100,000	88,366

Total Belgium		608,376

Brazil – 0.0%

Vale Overseas Ltd. 6.88%, 11/21/36	10,000	10,264

Canada – 0.7%

Bank of Montreal
3.70%, 6/7/25	80,000	77,377
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)	5,000	4,476

Brookfield Corp. 4.00%, 1/15/25	21,000	20,515

Brookfield Finance, Inc.
3.90%, 1/25/28	10,000	9,323
4.85%, 3/29/29	25,000	24,087
4.70%, 9/20/47	3,000	2,562

Canadian Imperial Bank of Commerce 3.10%, 4/2/24	25,000	24,392

Canadian National Railway Co. 2.95%, 11/21/24	5,000	4,814
2.75%, 3/1/26	8,000	7,493
3.85%, 8/5/32	75,000	68,853
4.40%, 8/5/52	100,000	89,094

Canadian Natural Resources Ltd. 3.80%, 4/15/24	50,000	49,058
3.85%, 6/1/27	18,000	16,912

Canadian Pacific Railway Co. 1.35%, 12/2/24	118,000	109,983
4.80%, 9/15/35	35,000	32,754
4.80%, 8/1/45	67,000	61,268

Cenovus Energy, Inc. 6.75%, 11/15/39	17,000	17,810

Enbridge, Inc. 4.25%, 12/1/26	11,000	10,552

Kinross Gold Corp. 4.50%, 7/15/27	15,000	14,318

Magna International, Inc. 3.63%, 6/15/24	5,000	4,883

National Bank of Canada
3.75%, 6/9/25, (3.75% fixed rate until 6/9/24; Secured Overnight Financing Rate + 1.009% thereafter)(c)	250,000	244,447

Nutrien Ltd. 2.95%, 5/13/30	90,000	76,808
5.63%, 12/1/40	5,000	4,869
5.25%, 1/15/45	18,000	16,701
3.95%, 5/13/50	25,000	19,122

Rogers Communications, Inc. 3.20%, 3/15/27(d)	400,000	368,216
4.50%, 3/15/43	5,000	4,088

Royal Bank of Canada 2.25%, 11/1/24	15,000	14,281
3.88%, 5/4/32	100,000	90,487

TELUS Corp. 2.80%, 2/16/27	6,000	5,515

Toronto-Dominion Bank 2.65%, 6/12/24	25,000	24,181
0.70%, 9/10/24	25,000	23,306
3.77%, 6/6/25	20,000	19,338
0.75%, 9/11/25	25,000	22,348
4.46%, 6/8/32	70,000	65,974

TransCanada PipeLines Ltd. 4.25%, 5/15/28	16,000	15,146
4.63%, 3/1/34	23,000	20,978
5.85%, 3/15/36	29,000	28,887

Total Canada		1,715,216

Chile – 0.0%

Enel Chile SA 4.88%, 6/12/28	25,000	24,057

France – 0.0%

Sanofi 3.63%, 6/19/28	5,000	4,752

TotalEnergies Capital International SA 3.46%, 2/19/29	20,000	18,513
3.46%, 7/12/49(e)	20,000	15,333

Total France		38,598

Germany – 0.2%

Deutsche Bank AG 3.70%, 5/30/24	15,000	14,667
5.37%, 9/9/27	300,000	297,645

Deutsche Telekom International Finance BV 9.25%, 6/1/32	35,000	44,435

Total Germany		356,747

Japan – 0.4%

Mitsubishi UFJ Financial Group, Inc. 3.78%, 3/2/25	5,000	4,862
5.72%, 2/20/26, (5.719% fixed rate until 2/20/25; 1-year Constant Maturity Treasury Rate + 1.08% thereafter)(c)	200,000	199,758
3.96%, 3/2/28	10,000	9,445
5.42%, 2/22/29, (5.422% fixed rate until 2/22/28; 1-year Constant Maturity Treasury Rate + 1.38% thereafter)(c)	200,000	198,664

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value
3.74%, 3/7/29	$40,000	$36,677
5.48%, 2/22/31, (5.475% fixed rate until 2/22/30; 1-year Constant Maturity Treasury Rate + 1.53% thereafter)(c)	200,000	198,344
4.32%, 4/19/33, (4.315% fixed rate until 4/19/32; 1-year Constant Maturity Treasury Rate + 1.55% thereafter)(c)(e)	200,000	182,464
4.15%, 3/7/39	25,000	21,857

Mizuho Financial Group, Inc.
2.17%, 5/22/32, (2.172% fixed rate until 5/22/31; 1-year Constant Maturity Treasury Rate + 0.87% thereafter)(c)	103,000	79,752

Sumitomo Mitsui Financial Group, Inc. 3.45%, 1/11/27	25,000	23,337
3.35%, 10/18/27	16,000	14,751
3.20%, 9/17/29	30,000	25,739

Takeda Pharmaceutical Co. Ltd. 3.03%, 7/9/40	25,000	18,395

Toyota Motor Corp. 3.67%, 7/20/28(e)	2,000	1,903

Total Japan		1,015,948

Netherlands – 0.2%

Cooperatieve Rabobank UA 5.25%, 5/24/41	64,000	66,957

Shell International Finance BV 3.25%, 5/11/25	333,000	320,789
5.50%, 3/25/40	27,000	27,822
3.13%, 11/7/49	41,000	29,442

Total Netherlands		445,010

Norway – 0.1%

Equinor ASA 3.63%, 9/10/28	364,000	345,378
4.80%, 11/8/43	10,000	9,534

Total Norway		354,912

Peru – 0.0%

Southern Copper Corp. 6.75%, 4/16/40	5,000	5,497

Spain – 0.1%

Banco Santander SA 5.29%, 8/18/27	200,000	196,064

Switzerland – 0.1%

Credit Suisse AG 5.00%, 7/9/27	200,000	183,480

Credit Suisse Group AG 4.55%, 4/17/26	192,000	172,120

Total Switzerland		355,600

United Kingdom – 1.0%

AstraZeneca PLC 3.38%, 11/16/25	15,000	14,410
4.00%, 1/17/29	25,000	23,984
4.38%, 11/16/45	50,000	45,471

Barclays PLC
3.33%, 11/24/42, (3.33% fixed rate until 11/24/41; 1-year Constant Maturity Treasury Rate + 1.30% thereafter)(c)	200,000	143,756

BAT Capital Corp. 3.22%, 8/15/24	125,000	120,515
3.22%, 9/6/26	25,000	23,071
4.39%, 8/15/37	25,000	19,445
3.98%, 9/25/50	150,000	99,076

BP Capital Markets PLC 3.28%, 9/19/27	24,000	22,380

British Telecommunications PLC 9.63%, 12/15/30	111,000	134,352

Diageo Capital PLC 2.13%, 4/29/32	30,000	23,914

GlaxoSmithKline Capital, Inc. 5.38%, 4/15/34	20,000	20,588
6.38%, 5/15/38	50,000	56,571

HSBC Holdings PLC 3.90%, 5/25/26	25,000	23,845
1.59%, 5/24/27, (1.589% fixed rate until 5/24/26; Secured Overnight Financing Rate + 1.29% thereafter)(c)	200,000	175,112
4.95%, 3/31/30	175,000	168,717
6.50%, 9/15/37	200,000	200,092

Lloyds Banking Group PLC
4.72%, 8/11/26, (4.716% fixed rate until 8/11/25; 1-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	300,000	292,626
4.98%, 8/11/33, (4.976% fixed rate until 8/11/32; 1-year Constant Maturity Treasury Rate + 2.30% thereafter)(c)	200,000	186,922

Reynolds American, Inc. 7.25%, 6/15/37	23,000	24,387
5.85%, 8/15/45	10,000	8,604

Santander UK Group Holdings PLC
1.09%, 3/15/25, (1.089% fixed rate until 3/15/24; Secured Overnight Financing Rate + 0.787% thereafter)(c)	250,000	237,047

Unilever Capital Corp. 5.90%, 11/15/32	70,000	75,988

Vodafone Group PLC 4.13%, 5/30/25	37,000	36,029
4.38%, 2/19/43	34,000	27,842
5.25%, 5/30/48(e)	30,000	27,734
5.75%, 2/10/63	100,000	95,133

Total United Kingdom		2,327,611

United States – 21.6%

3M Co. 2.88%, 10/15/27(e)	19,000	17,299
3.38%, 3/1/29(e)	35,000	31,683
3.05%, 4/15/30(e)	10,000	8,758
3.13%, 9/19/46(e)	13,000	8,994
3.63%, 10/15/47	38,000	28,714

Abbott Laboratories 6.15%, 11/30/37	103,000	115,140
4.75%, 4/15/43	10,000	9,691

AbbVie, Inc. 3.60%, 5/14/25	24,000	23,099
2.95%, 11/21/26	265,000	244,568
4.55%, 3/15/35	10,000	9,312

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

4.50%, 5/14/35	$100,000	$92,890
4.05%, 11/21/39	125,000	105,819
4.40%, 11/6/42	15,000	13,026
4.75%, 3/15/45	2,000	1,793
4.25%, 11/21/49	14,000	11,668

Activision Blizzard, Inc. 3.40%, 6/15/27	82,000	77,041
2.50%, 9/15/50	20,000	12,509

Adobe, Inc. 2.30%, 2/1/30	25,000	21,402

Advance Auto Parts, Inc. 3.90%, 4/15/30	25,000	22,129

Advocate Health & Hospitals Corp. 3.01%, 6/15/50, Series 2020	25,000	17,201

Aetna, Inc. 4.75%, 3/15/44	60,000	52,595
3.88%, 8/15/47	43,000	32,414

Air Lease Corp. 4.25%, 9/15/24	5,000	4,899
3.25%, 3/1/25	25,000	23,745
3.63%, 4/1/27	23,000	21,155
3.63%, 12/1/27	238,000	216,559
4.63%, 10/1/28	50,000	46,736

Air Products and Chemicals, Inc. 2.70%, 5/15/40	50,000	37,042

Aircastle Ltd. 4.25%, 6/15/26	25,000	23,725

Alabama Power Co. 4.30%, 7/15/48, Series A	12,000	10,106
3.45%, 10/1/49	9,000	6,583

Alexandria Real Estate Equities, Inc. 3.45%, 4/30/25	18,000	17,254
4.90%, 12/15/30(e)	51,000	49,487
1.88%, 2/1/33	25,000	18,550

Allstate Corp. 1.45%, 12/15/30	20,000	15,342
4.20%, 12/15/46	50,000	41,635

Ally Financial, Inc. 8.00%, 11/1/31	138,000	150,171

Alphabet, Inc. 1.10%, 8/15/30	25,000	19,725
1.90%, 8/15/40	20,000	13,334
2.05%, 8/15/50	10,000	6,052
2.25%, 8/15/60	50,000	29,126

Altria Group, Inc. 4.80%, 2/14/29	25,000	23,992
2.45%, 2/4/32	20,000	15,113
3.40%, 2/4/41	6,000	4,027
5.38%, 1/31/44	118,000	102,925

Amazon.com, Inc. 5.20%, 12/3/25	19,000	19,136
1.50%, 6/3/30	60,000	48,219
2.10%, 5/12/31	90,000	74,062
3.60%, 4/13/32(e)	77,000	70,540
3.88%, 8/22/37	15,000	13,263
4.95%, 12/5/44	22,000	21,590
4.05%, 8/22/47	7,000	6,050
4.25%, 8/22/57	27,000	23,377

2.70%, 6/3/60	90,000	55,372
4.10%, 4/13/62	100,000	82,822

Ameren Corp. 2.50%, 9/15/24	152,000	145,114

Ameren Illinois Co. 3.80%, 5/15/28	23,000	21,857
1.55%, 11/15/30	50,000	39,110

American Express Co. 3.00%, 10/30/24	85,000	81,974
4.90%, 2/13/26	150,000	148,867
3.30%, 5/3/27	10,000	9,350

American Financial Group, Inc. 4.50%, 6/15/47	25,000	20,798

American Homes 4 Rent LP 4.25%, 2/15/28	10,000	9,345

American Honda Finance Corp. 1.00%, 9/10/25	15,000	13,549
2.30%, 9/9/26	5,000	4,560

American International Group, Inc. 4.50%, 7/16/44	48,000	41,866
4.75%, 4/1/48	28,000	25,010

American Tower Corp. 2.95%, 1/15/25	20,000	19,064
4.00%, 6/1/25	45,000	43,571
3.60%, 1/15/28	58,000	53,069
3.80%, 8/15/29	25,000	22,559
3.10%, 6/15/50	10,000	6,238
2.95%, 1/15/51	25,000	15,123

American University 3.67%, 4/1/49, Series 2019	50,000	40,287

American Water Capital Corp. 3.45%, 6/1/29	25,000	22,724
3.75%, 9/1/47	40,000	31,322

AmerisourceBergen Corp. 3.40%, 5/15/24	18,000	17,564
3.45%, 12/15/27	25,000	23,283
4.30%, 12/15/47	30,000	25,218

Amgen, Inc. 3.63%, 5/22/24	16,000	15,655
2.30%, 2/25/31	49,000	39,757
4.66%, 6/15/51	250,000	216,457

Aon Corp. 2.80%, 5/15/30	15,000	12,824

Aon Corp. / Aon Global Holdings PLC 5.00%, 9/12/32(e)	100,000	97,829

Apple, Inc. 1.80%, 9/11/24	25,000	23,824
1.13%, 5/11/25	10,000	9,238
3.25%, 2/23/26	75,000	71,813
2.45%, 8/4/26	200,000	185,150
3.20%, 5/11/27	102,000	96,440
3.00%, 6/20/27	10,000	9,400
2.20%, 9/11/29	75,000	64,569
1.65%, 5/11/30	55,000	44,959
3.35%, 8/8/32(e)	25,000	22,568
4.45%, 5/6/44	18,000	17,178
4.38%, 5/13/45	18,000	16,579
3.85%, 8/4/46	36,000	30,452
3.75%, 11/13/47(e)	48,000	40,139

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

2.65%, 5/11/50	$60,000	$40,364
2.55%, 8/20/60	70,000	43,665
4.10%, 8/8/62	40,000	33,910

Ares Capital Corp. 4.25%, 3/1/25	22,000	21,142

Arizona Public Service Co. 2.60%, 8/15/29	50,000	42,470

Ascension Health 4.85%, 11/15/53	49,000	48,724

AT&T, Inc. 3.80%, 2/15/27	64,000	60,803
4.25%, 3/1/27	93,000	90,233
4.30%, 2/15/30	75,000	70,453
2.75%, 6/1/31	43,000	35,579
2.25%, 2/1/32	26,000	20,312
4.30%, 12/15/42	67,000	55,537
4.35%, 6/15/45	221,000	180,230
4.75%, 5/15/46	10,000	8,606
5.15%, 2/15/50	25,000	22,923
3.65%, 6/1/51	12,000	8,594
3.50%, 9/15/53	100,000	68,767
3.55%, 9/15/55	105,000	71,276

Atmos Energy Corp. 1.50%, 1/15/31	70,000	54,384

Automatic Data Processing, Inc. 1.25%, 9/1/30	100,000	78,709

AutoNation, Inc. 4.50%, 10/1/25	3,000	2,917
3.80%, 11/15/27	5,000	4,591

AutoZone, Inc. 3.25%, 4/15/25	18,000	17,235
3.63%, 4/15/25	64,000	61,825
4.00%, 4/15/30	25,000	23,014

AvalonBay Communities, Inc. 2.30%, 3/1/30	102,000	85,537

Avangrid, Inc. 3.80%, 6/1/29	25,000	22,641

Avnet, Inc. 3.00%, 5/15/31	174,000	137,980

AXIS Specialty Finance LLC 3.90%, 7/15/29	50,000	45,774

Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. 3.34%, 12/15/27	48,000	44,346

Bank of America Corp. 4.00%, 4/1/24	50,000	49,269
4.20%, 8/26/24	78,000	76,555
3.46%, 3/15/25, (3.458% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 0.97% thereafter)(c)(f)	105,000	102,653
3.95%, 4/21/25, Series L	29,000	28,127
2.46%, 10/22/25, (2.456% fixed rate until 10/22/24; 3-month U.S. dollar London Interbank Offered Rate + 0.87% thereafter)(c)(f)	38,000	36,070
3.50%, 4/19/26	71,000	67,838

1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(c)	13,000	11,796
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(c)	335,000	298,502
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(c)	45,000	40,109
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(c)(f)	117,000	106,803
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month U.S. dollar London Interbank Offered Rate + 1.21% thereafter)(c)(f)	125,000	114,505
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.18% thereafter)(c)(f)	47,000	40,865
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(c)(f)	10,000	8,479
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(c)	435,000	337,582
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(c)(e)	100,000	96,288
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.814% thereafter)(c)(f)	10,000	8,673
7.75%, 5/14/38	100,000	118,099
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(c)	45,000	30,930
5.88%, 2/7/42	10,000	10,461
5.00%, 1/21/44	70,000	66,438
4.75%, 4/21/45, Series L	10,000	9,151
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month U.S. dollar London Interbank Offered Rate + 1.99% thereafter)(c)(f)	10,000	8,654
3.95%, 1/23/49, (3.946% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(c)(f)	28,000	22,353
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(c)	5,000	3,208

BankUnited, Inc. 4.88%, 11/17/25	18,000	17,622

Banner Health 2.34%, 1/1/30	63,000	53,379

Baxalta, Inc. 4.00%, 6/23/25	15,000	14,547

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Baxter International, Inc. 1.32%, 11/29/24	$100,000	$93,186
2.27%, 12/1/28	90,000	75,415

Baylor Scott & White Holdings 4.19%, 11/15/45	24,000	20,929

Becton Dickinson and Co. 2.82%, 5/20/30	37,000	31,701
4.69%, 12/15/44	22,000	19,575

Berkshire Hathaway Energy Co. 4.05%, 4/15/25	95,000	93,013
3.70%, 7/15/30	20,000	18,403
6.13%, 4/1/36	25,000	26,601
3.80%, 7/15/48	36,000	27,971

Berkshire Hathaway Finance Corp. 1.85%, 3/12/30	200,000	166,890
4.20%, 8/15/48	20,000	17,705
4.25%, 1/15/49	38,000	33,925
2.85%, 10/15/50	5,000	3,388

Berry Global, Inc. 1.57%, 1/15/26	40,000	35,694

BGC Partners, Inc. 3.75%, 10/1/24	10,000	9,565

Black Hills Corp. 4.35%, 5/1/33	50,000	44,795

BlackRock, Inc. 3.50%, 3/18/24	18,000	17,700

Boardwalk Pipelines LP 4.95%, 12/15/24	5,000	4,925
4.45%, 7/15/27	18,000	17,170
3.40%, 2/15/31	15,000	12,775

Boeing Co. 4.88%, 5/1/25	55,000	54,244
2.25%, 6/15/26	5,000	4,513
5.15%, 5/1/30	69,000	66,941
5.88%, 2/15/40	10,000	9,773
3.90%, 5/1/49	10,000	7,222
5.81%, 5/1/50	25,000	23,857
3.83%, 3/1/59	235,000	159,168
5.93%, 5/1/60	30,000	28,329

Bon Secours Mercy Health, Inc. 3.21%, 6/1/50, Series 20-2	100,000	70,612

BorgWarner, Inc. 2.65%, 7/1/27	12,000	10,788

Boston Properties LP 3.65%, 2/1/26	5,000	4,741
2.75%, 10/1/26	24,000	21,674
2.90%, 3/15/30	10,000	8,227

BP Capital Markets America, Inc. 3.41%, 2/11/26	25,000	23,891
3.12%, 5/4/26	5,000	4,725
3.59%, 4/14/27	65,000	61,535
4.23%, 11/6/28	10,000	9,654
4.81%, 2/13/33	25,000	24,566
3.38%, 2/8/61	95,000	65,672

Brandywine Operating Partnership LP 7.55%, 3/15/28	40,000	39,346
4.55%, 10/1/29	25,000	20,696

Brighthouse Financial, Inc. 5.63%, 5/15/30(e)	100,000	98,451

Bristol-Myers Squibb Co. 3.20%, 6/15/26	7,000	6,630
3.90%, 2/20/28	127,000	121,785
3.40%, 7/26/29	89,000	81,691
4.13%, 6/15/39	10,000	8,948
4.25%, 10/26/49	50,000	43,218
2.55%, 11/13/50	5,000	3,176

Brixmor Operating Partnership LP 3.65%, 6/15/24	5,000	4,844
3.90%, 3/15/27	50,000	46,404

Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	3,000	2,832
3.50%, 1/15/28	5,000	4,571

Broadcom, Inc. 4.15%, 11/15/30	70,000	63,142
2.45%, 2/15/31(d)	70,000	55,495

Bunge Ltd. Finance Corp. 1.63%, 8/17/25	15,000	13,684

Burlington Northern Santa Fe LLC 3.00%, 4/1/25	18,000	17,242
7.00%, 12/15/25	22,000	23,148
3.25%, 6/15/27(e)	100,000	94,445
6.15%, 5/1/37	10,000	10,989
5.15%, 9/1/43	48,000	47,133
3.90%, 8/1/46	5,000	4,062

Burlington Resources LLC 7.40%, 12/1/31	14,000	16,035

Camden Property Trust 3.15%, 7/1/29	6,000	5,328
2.80%, 5/15/30	20,000	17,176

Campbell Soup Co. 4.15%, 3/15/28	20,000	19,093

Capital One Financial Corp. 4.20%, 10/29/25	25,000	24,158
3.75%, 3/9/27	20,000	18,771
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(c)	100,000	87,450

Cardinal Health, Inc. 4.90%, 9/15/45	29,000	25,142

Carlisle Cos., Inc. 3.75%, 12/1/27	12,000	11,247
2.75%, 3/1/30	25,000	20,887

Carrier Global Corp. 2.72%, 2/15/30	25,000	21,100

Caterpillar, Inc. 3.40%, 5/15/24	35,000	34,302
3.80%, 8/15/42	25,000	21,302
3.25%, 9/19/49	34,000	25,998

Catholic Health Services of Long Island Obligated Group 3.37%, 7/1/50, Series 2020	50,000	35,804

Cboe Global Markets, Inc. 3.65%, 1/12/27	5,000	4,784
1.63%, 12/15/30	50,000	39,424
3.00%, 3/16/32	55,000	46,606

CBRE Services, Inc. 4.88%, 3/1/26	16,000	15,670
2.50%, 4/1/31	145,000	117,924

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

CDW LLC / CDW Finance Corp. 4.13%, 5/1/25	$50,000	$47,979
3.25%, 2/15/29	25,000	21,203

Centene Corp. 2.63%, 8/1/31	100,000	78,289

CenterPoint Energy Houston Electric LLC 2.35%, 4/1/31, Series AE	10,000	8,329
4.45%, 10/1/32, Series AI	100,000	95,950

CenterPoint Energy Resources Corp. 1.75%, 10/1/30	74,000	58,367

Charles Schwab Corp. 0.90%, 3/11/26	147,000	129,736
1.65%, 3/11/31	60,000	46,937
2.90%, 3/3/32(e)	50,000	42,334

Charter Communications Operating LLC / Charter Communications Operating Capital 2.30%, 2/1/32	306,000	225,442
6.38%, 10/23/35	5,000	4,796
3.50%, 6/1/41	44,000	28,798
6.48%, 10/23/45	16,000	14,501
5.13%, 7/1/49	20,000	15,401
3.70%, 4/1/51	24,000	14,687
6.83%, 10/23/55	43,000	40,300
3.85%, 4/1/61	14,000	8,243

Chevron Corp. 3.08%, 5/11/50	71,000	51,361

Chevron USA, Inc. 3.90%, 11/15/24	5,000	4,921
0.69%, 8/12/25	15,000	13,541
3.25%, 10/15/29	26,000	23,685

Children’s Hospital Corp. 4.12%, 1/1/47, Series 2017	25,000	21,930
2.93%, 7/15/50, Series 2020	85,000	56,259

Chubb INA Holdings, Inc. 3.15%, 3/15/25	18,000	17,300

Cigna Group 0.61%, 3/15/24	100,000	95,238
3.40%, 3/1/27	10,000	9,365
3.05%, 10/15/27	410,000	375,683
6.13%, 11/15/41	14,000	15,056
3.88%, 10/15/47	15,000	11,481
4.90%, 12/15/48	30,000	27,034

Cintas Corp. No. 2 3.70%, 4/1/27	23,000	21,978

Cisco Systems, Inc. 5.90%, 2/15/39	40,000	43,848

Citigroup, Inc. 3.88%, 3/26/25	100,000	96,804
3.70%, 1/12/26	9,000	8,638
3.29%, 3/17/26, (3.29% fixed rate until 3/17/25; Secured Overnight Financing Rate + 1.528% thereafter)(c)	294,000	280,547
3.40%, 5/1/26	10,000	9,449
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(c)	10,000	8,877
4.45%, 9/29/27	183,000	174,979

3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(c)(f)	41,000	37,452
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	20,000	18,645
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(c)	8,000	6,563
6.63%, 6/15/32	219,000	231,831
8.13%, 7/15/39	60,000	76,258
6.68%, 9/13/43	19,000	21,060
4.28%, 4/24/48, (4.281% fixed rate until 4/24/47; 3-month U.S. dollar London Interbank Offered Rate + 1.839% thereafter)(c)(f)	10,000	8,510
4.65%, 7/23/48(e)	35,000	31,467

Citizens Financial Group, Inc. 2.50%, 2/6/30	100,000	82,927
3.25%, 4/30/30(e)	50,000	43,728

Cleco Corporate Holdings LLC 3.74%, 5/1/26	23,000	21,604

CME Group, Inc. 3.00%, 3/15/25	105,000	101,286
2.65%, 3/15/32	50,000	41,956
5.30%, 9/15/43	5,000	5,111
4.15%, 6/15/48	5,000	4,468

CNH Industrial Capital LLC 5.45%, 10/14/25	150,000	150,582

Coca-Cola Co. 2.13%, 9/6/29	104,000	89,092
1.65%, 6/1/30	100,000	81,113
2.60%, 6/1/50	5,000	3,357
2.50%, 3/15/51	5,000	3,278
2.75%, 6/1/60	45,000	29,842

Comcast Corp. 3.70%, 4/15/24	23,000	22,595
2.35%, 1/15/27	20,000	18,134
3.55%, 5/1/28	20,000	18,658
4.25%, 10/15/30	25,000	23,779
6.45%, 3/15/37	27,000	29,813
4.60%, 10/15/38	15,000	13,856
4.00%, 8/15/47	15,000	12,173
3.97%, 11/1/47	162,000	130,911
4.70%, 10/15/48	12,000	10,888
4.00%, 11/1/49	50,000	40,336
3.45%, 2/1/50	50,000	36,646
2.45%, 8/15/52	10,000	5,955
4.05%, 11/1/52	100,000	80,444
4.95%, 10/15/58	28,000	26,039
2.65%, 8/15/62	10,000	5,769

Comerica, Inc. 4.00%, 2/1/29	20,000	18,664

CommonSpirit Health 3.35%, 10/1/29	157,000	136,832
4.35%, 11/1/42	10,000	8,471

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Conagra Brands, Inc. 1.38%, 11/1/27	$25,000	$20,819
7.00%, 10/1/28	19,000	20,309

Connecticut Light and Power Co. 4.30%, 4/15/44	7,000	6,062

ConocoPhillips 2.40%, 3/7/25	70,000	66,305
6.50%, 2/1/39	9,000	10,176

Consolidated Edison Co. of New York, Inc. 4.50%, 12/1/45	25,000	21,463
4.00%, 11/15/57, Series C	43,000	33,451
3.70%, 11/15/59	60,000	43,451

Constellation Brands, Inc. 4.40%, 11/15/25	66,000	64,510
3.15%, 8/1/29	50,000	43,915
5.25%, 11/15/48	19,000	17,744

Consumers Energy Co. 4.63%, 5/15/33	300,000	291,723
3.95%, 7/15/47	50,000	41,011
3.10%, 8/15/50	60,000	42,040

Corebridge Financial, Inc. 4.40%, 4/5/52(d)	100,000	79,806

Corning, Inc. 4.38%, 11/15/57	25,000	20,153
5.85%, 11/15/68	18,000	17,154
5.45%, 11/15/79	10,000	8,897

Costco Wholesale Corp. 3.00%, 5/18/27	5,000	4,708
1.60%, 4/20/30	40,000	32,688
1.75%, 4/20/32	5,000	3,948

Crown Castle, Inc. 4.30%, 2/15/29	14,000	13,172
4.75%, 5/15/47	50,000	42,490
3.25%, 1/15/51	15,000	9,860

CSX Corp. 2.40%, 2/15/30	20,000	16,892
4.30%, 3/1/48	20,000	17,047
4.50%, 8/1/54	18,000	15,452

CVS Health Corp. 6.25%, 6/1/27	73,000	76,086
3.25%, 8/15/29	25,000	22,108
1.88%, 2/28/31	105,000	81,683
4.88%, 7/20/35	85,000	79,958
4.78%, 3/25/38	25,000	22,725
5.30%, 12/5/43	23,000	21,521
5.05%, 3/25/48	35,000	31,425

D.R. Horton, Inc. 2.50%, 10/15/24	25,000	23,851

Danaher Corp. 2.60%, 10/1/50	5,000	3,203

Darden Restaurants, Inc. 3.85%, 5/1/27	53,000	50,627

Dell International LLC / EMC Corp. 4.00%, 7/15/24	123,000	120,570
6.02%, 6/15/26	15,000	15,180
4.90%, 10/1/26	25,000	24,454
8.10%, 7/15/36	100,000	112,295
8.35%, 7/15/46	12,000	13,713

Devon Energy Corp. 7.88%, 9/30/31	10,000	11,326
5.60%, 7/15/41	15,000	13,867

DH Europe Finance II Sarl 3.25%, 11/15/39	25,000	19,983

Digital Realty Trust LP 3.60%, 7/1/29(e)	50,000	44,241

Dignity Health 5.27%, 11/1/64	25,000	23,150

Discover Financial Services 4.10%, 2/9/27	21,000	19,917

Discovery Communications LLC 5.20%, 9/20/47	10,000	7,990
4.00%, 9/15/55	47,000	30,357

Dollar General Corp. 3.50%, 4/3/30	50,000	44,783
5.50%, 11/1/52	30,000	29,396

Dollar Tree, Inc. 4.20%, 5/15/28	50,000	47,634

Dominion Energy, Inc. 3.90%, 10/1/25	5,000	4,839
1.45%, 4/15/26, Series A	62,000	55,109
6.30%, 3/15/33, Series E	55,000	57,966
5.95%, 6/15/35, Series B	5,000	5,147
4.90%, 8/1/41, Series C	25,000	22,111

Dover Corp. 3.15%, 11/15/25	23,000	21,825

Dow Chemical Co. 7.38%, 11/1/29	3,000	3,334
4.25%, 10/1/34	17,000	15,176
9.40%, 5/15/39	15,000	19,974
5.25%, 11/15/41	110,000	103,603
4.38%, 11/15/42	5,000	4,215

DTE Electric Co. 1.90%, 4/1/28, Series A	60,000	51,693
3.75%, 8/15/47	50,000	39,396

Duke Energy Carolinas LLC 3.70%, 12/1/47	43,000	33,002

Duke Energy Corp. 5.00%, 12/8/25	40,000	39,798
3.15%, 8/15/27(e)	175,000	161,213
3.95%, 8/15/47	120,000	90,966

Duke Energy Florida LLC 6.40%, 6/15/38	43,500	48,116

Duke Energy Indiana LLC 2.75%, 4/1/50	142,000	89,399

DuPont de Nemours, Inc. 5.32%, 11/15/38	125,000	121,562

Eastern Gas Transmission & Storage, Inc. 4.60%, 12/15/44	145,000	121,823

Eastman Chemical Co. 4.80%, 9/1/42	23,000	20,000

Eaton Vance Corp. 3.50%, 4/6/27	18,000	16,980

eBay, Inc. 4.00%, 7/15/42	15,000	11,925

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Ecolab, Inc. 2.70%, 11/1/26	$5,000	$4,614
3.25%, 12/1/27(e)	25,000	23,289
2.13%, 8/15/50	13,000	7,457

Elevance Health, Inc. 3.65%, 12/1/27	25,000	23,473
6.38%, 6/15/37	18,000	19,181
4.63%, 5/15/42	49,000	44,246
4.65%, 1/15/43	40,000	35,902
4.65%, 8/15/44	15,000	13,235
3.13%, 5/15/50	52,000	36,061
3.60%, 3/15/51	25,000	18,708

Eli Lilly & Co. 5.50%, 3/15/27	25,000	25,804

Emerson Electric Co. 1.80%, 10/15/27	35,000	30,560
1.95%, 10/15/30	12,000	9,701

Enbridge Energy Partners LP 5.88%, 10/15/25	5,000	5,060

Energy Transfer LP 4.25%, 4/1/24	5,000	4,921
4.50%, 4/15/24	25,000	24,679
3.90%, 5/15/24	48,000	46,918
5.95%, 12/1/25	15,000	15,155
3.90%, 7/15/26	5,000	4,722
4.20%, 4/15/27	20,000	18,942
5.50%, 6/1/27	50,000	49,723
5.55%, 2/15/28	200,000	199,462
4.15%, 9/15/29	63,000	57,513
5.75%, 2/15/33	100,000	98,644
4.90%, 3/15/35	13,000	11,688
6.63%, 10/15/36	76,000	77,451

Entergy Corp. 2.40%, 6/15/31	100,000	79,220

Entergy Louisiana LLC 3.12%, 9/1/27	15,000	13,777
4.00%, 3/15/33	85,000	76,718

Entergy Texas, Inc. 3.55%, 9/30/49	25,000	18,179

Enterprise Products Operating LLC 6.88%, 3/1/33, Series D	44,000	49,030
4.45%, 2/15/43	40,000	34,273
4.25%, 2/15/48	189,000	153,789

EPR Properties 4.75%, 12/15/26	50,000	45,777

Equifax, Inc. 5.10%, 12/15/27	100,000	99,114

Equinix, Inc. 2.95%, 9/15/51	21,000	13,164

Equitable Holdings, Inc. 4.35%, 4/20/28	159,000	151,276

ERP Operating LP 3.00%, 7/1/29	25,000	21,907

Essential Utilities, Inc. 2.70%, 4/15/30	10,000	8,400

Essex Portfolio LP 1.65%, 1/15/31	25,000	18,832
2.65%, 9/1/50	30,000	17,572

Estee Lauder Cos., Inc. 2.00%, 12/1/24	15,000	14,240
1.95%, 3/15/31	40,000	32,526

Evergy, Inc. 2.90%, 9/15/29	120,000	102,898

Eversource Energy 4.25%, 4/1/29, Series O	8,000	7,524

Exelon Corp. 5.10%, 6/15/45	8,000	7,370

Expedia Group, Inc. 3.80%, 2/15/28	5,000	4,596

Exxon Mobil Corp. 2.02%, 8/16/24	10,000	9,570
3.04%, 3/1/26	23,000	21,802
2.28%, 8/16/26(e)	30,000	27,550
4.33%, 3/19/50	208,000	184,897

FedEx Corp. 4.20%, 10/17/28	18,000	17,303
3.90%, 2/1/35	19,000	16,286
3.88%, 8/1/42	5,000	3,882
4.75%, 11/15/45	5,000	4,279
4.40%, 1/15/47	63,000	51,623

Fifth Third Bancorp 2.55%, 5/5/27	20,000	18,131
3.95%, 3/14/28	25,000	23,737
8.25%, 3/1/38	20,000	25,067

Fiserv, Inc. 2.75%, 7/1/24	106,000	102,060
3.20%, 7/1/26	17,000	15,877
4.20%, 10/1/28	15,000	14,106
4.40%, 7/1/49	25,000	20,234

Flex Ltd. 6.00%, 1/15/28	100,000	100,773

Florida Power & Light Co. 3.70%, 12/1/47	5,000	3,955
4.13%, 6/1/48	53,000	44,898

FMC Corp. 4.50%, 10/1/49	142,000	115,459

Fortune Brands Innovations, Inc. 3.25%, 9/15/29	15,000	12,795

Fox Corp. 5.48%, 1/25/39	5,000	4,596

Franciscan Missionaries of Our Lady Health System, Inc. 3.91%, 7/1/49, Series B	40,000	30,779

Franklin Resources, Inc. 2.85%, 3/30/25	25,000	23,768

Freeport-McMoRan, Inc. 4.63%, 8/1/30	20,000	18,625

FS KKR Capital Corp. 4.13%, 2/1/25(e)	44,000	42,088

GATX Corp. 4.00%, 6/30/30	25,000	22,516
3.50%, 6/1/32	10,000	8,420

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	100,000	92,529

General Dynamics Corp. 3.75%, 5/15/28	23,000	21,889

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

General Electric Co. 6.75%, 3/15/32	$228,000	$253,472
5.88%, 1/14/38	24,000	24,944

General Motors Co. 4.20%, 10/1/27(e)	71,000	67,149
5.00%, 10/1/28	78,000	75,588
6.75%, 4/1/46	117,000	115,493

General Motors Financial Co., Inc. 4.00%, 1/15/25	101,000	97,981
4.35%, 1/17/27	30,000	28,664

George Washington University 4.30%, 9/15/44, Series 2014	25,000	22,044

Georgia Power Co. 3.25%, 4/1/26	18,000	17,005
4.30%, 3/15/43	197,000	165,118

Georgia-Pacific LLC 7.75%, 11/15/29	5,000	5,665

Gilead Sciences, Inc. 3.50%, 2/1/25	5,000	4,844
1.20%, 10/1/27	50,000	42,265
5.65%, 12/1/41	38,000	39,067
4.50%, 2/1/45	73,000	64,339

GLP Capital LP / GLP Financing II, Inc. 5.25%, 6/1/25	15,000	14,720
5.75%, 6/1/28	23,000	22,577
4.00%, 1/15/30	30,000	26,372

Goldman Sachs BDC, Inc. 2.88%, 1/15/26(e)	25,000	23,084

Goldman Sachs Capital I 6.35%, 2/15/34	14,000	14,655

Goldman Sachs Group, Inc. 3.00%, 3/15/24	245,000	238,706
3.50%, 1/23/25	25,000	24,166
3.75%, 2/25/26	37,000	35,365
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(c)	100,000	88,066
5.95%, 1/15/27	23,000	23,431
3.85%, 1/26/27	15,000	14,208
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month U.S. dollar London Interbank Offered Rate + 1.51% thereafter)(c)(f)	23,000	21,375
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(c)	100,000	95,897
3.80%, 3/15/30	346,000	314,161
6.13%, 2/15/33	9,000	9,512
6.45%, 5/1/36	22,000	22,937
6.75%, 10/1/37	100,000	106,554
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month U.S. dollar London Interbank Offered Rate + 1.373% thereafter)(c)(f)	10,000	8,311
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month U.S. dollar London Interbank Offered Rate + 1.43% thereafter)(c)(f)	5,000	4,348
6.25%, 2/1/41	10,000	10,717
5.15%, 5/22/45	53,000	49,106

GSK Consumer Healthcare Capital U.S. LLC 3.02%, 3/24/24	300,000	291,777

GSK Consumer Healthcare Capital UK PLC 3.13%, 3/24/25	300,000	285,753

Hackensack Meridian Health, Inc. 2.68%, 9/1/41, Series 2020	75,000	53,540

Halliburton Co. 4.50%, 11/15/41	165,000	138,631

Hartford Financial Services Group, Inc. 5.95%, 10/15/36	40,000	41,302

Hasbro, Inc. 3.55%, 11/19/26	20,000	18,618
3.50%, 9/15/27	9,000	8,256

HCA, Inc. 5.63%, 9/1/28	68,000	67,258
5.13%, 6/15/39	150,000	133,644

Healthcare Realty Holdings LP 3.75%, 7/1/27	5,000	4,648
2.00%, 3/15/31	20,000	15,297

Healthpeak Properties Interim, Inc. 6.75%, 2/1/41	40,000	42,341

Hershey Co. 2.30%, 8/15/26	93,000	85,829

Hess Corp. 4.30%, 4/1/27	30,000	28,752
7.88%, 10/1/29	100,000	110,226
7.13%, 3/15/33	50,000	53,768
6.00%, 1/15/40	48,000	47,233

Hewlett Packard Enterprise Co. 6.20%, 10/15/35	23,000	23,684

Home Depot, Inc. 2.80%, 9/14/27	23,000	21,168
0.90%, 3/15/28	100,000	83,016
1.38%, 3/15/31	80,000	61,610
1.88%, 9/15/31	25,000	19,816
5.88%, 12/16/36	15,000	16,054
4.88%, 2/15/44	11,000	10,555
3.35%, 4/15/50	100,000	74,356
4.95%, 9/15/52(e)	50,000	48,125

Honeywell International, Inc. 2.50%, 11/1/26	10,000	9,244
2.70%, 8/15/29	169,000	148,872
3.81%, 11/21/47	80,000	67,057

Hormel Foods Corp. 1.80%, 6/11/30	20,000	16,242

HP, Inc. 3.00%, 6/17/27(e)	20,000	18,206

Hubbell, Inc. 3.15%, 8/15/27	48,000	44,374

Hudson Pacific Properties LP 5.95%, 2/15/28(e)	30,000	28,607

Humana, Inc. 4.80%, 3/15/47	18,000	15,980

Huntington Bancshares, Inc. 2.63%, 8/6/24	45,000	43,297
4.00%, 5/15/25	18,000	17,493

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Huntington Ingalls Industries, Inc. 2.04%, 8/16/28	$25,000	$20,753
4.20%, 5/1/30	3,000	2,745

Hyatt Hotels Corp. 5.63%, 4/23/25	25,000	24,869

Idaho Power Co. 4.20%, 3/1/48, Series K	20,000	16,753

Intel Corp. 3.70%, 7/29/25	25,000	24,189
4.88%, 2/10/28	35,000	34,503
3.90%, 3/25/30	25,000	23,090
5.20%, 2/10/33(e)	30,000	29,459
4.10%, 5/19/46	45,000	36,186
4.10%, 5/11/47	99,000	79,479
3.25%, 11/15/49	120,000	80,383

Intercontinental Exchange, Inc. 3.75%, 12/1/25	5,000	4,819
3.10%, 9/15/27(e)	5,000	4,639
4.60%, 3/15/33	50,000	47,757
3.00%, 6/15/50	40,000	27,240

International Business Machines Corp. 3.45%, 2/19/26	100,000	95,351
6.22%, 8/1/27	39,000	40,943
4.00%, 6/20/42	125,000	102,324
4.25%, 5/15/49	20,000	16,547

International Flavors & Fragrances, Inc. 5.00%, 9/26/48	5,000	4,155

International Paper Co. 4.80%, 6/15/44	4,000	3,572
4.35%, 8/15/48	19,000	15,993

Intuit, Inc. 1.35%, 7/15/27	25,000	21,660

ITC Holdings Corp. 5.30%, 7/1/43	15,000	14,152

Jabil, Inc. 3.95%, 1/12/28	8,000	7,415

Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/25	3,000	2,965

Jefferies Financial Group, Inc. 6.45%, 6/8/27	25,000	25,970

JetBlue Pass-Through Trust 4.00%, 5/15/34, Series 2020-1, Class A	140,184	128,987

John Deere Capital Corp. 3.45%, 3/13/25	25,000	24,231
3.40%, 6/6/25	145,000	140,005
2.80%, 9/8/27	31,000	28,516
2.45%, 1/9/30	35,000	30,169

Johns Hopkins Health System Corp. 3.84%, 5/15/46	40,000	33,439

Johns Hopkins University 2.81%, 1/1/60, Series A	10,000	6,502

Johnson & Johnson 2.63%, 1/15/25	48,000	46,114
2.95%, 3/3/27	21,000	19,790
4.95%, 5/15/33(e)	25,000	26,222
3.55%, 3/1/36	14,000	12,403
3.40%, 1/15/38	100,000	85,203
4.50%, 9/1/40	12,000	11,551
3.70%, 3/1/46	22,000	18,584

Johnson Controls International PLC 6.00%, 1/15/36	13,000	13,471

JPMorgan Chase & Co.
3.85%, 6/14/25, (3.845% fixed rate until 6/14/24; Secured Overnight Financing Rate + 0.98% thereafter)(c)	100,000	97,755
0.97%, 6/23/25, (0.969% fixed rate until 6/23/24; 3-month Secured Overnight Financing Rate + 0.58% thereafter)(c)	100,000	93,925
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; 3-month Secured Overnight Financing Rate + 1.585% thereafter)(c)	375,000	349,012
3.30%, 4/1/26	10,000	9,467
7.63%, 10/15/26	100,000	107,991
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(c)	50,000	44,314
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month U.S. dollar London Interbank Offered Rate + 1.245% thereafter)(c)(f)	150,000	143,559
8.00%, 4/29/27	25,000	28,015
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(c)	75,000	71,731
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(c)(f)	13,000	12,053
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(c)(f)	48,000	43,913
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(c)(f)	20,000	18,762
4.45%, 12/5/29, (4.452% fixed rate until 12/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.33% thereafter)(c)(f)	21,000	19,913
3.70%, 5/6/30, (3.702% fixed rate until 5/6/29; 3-month U.S. dollar London Interbank Offered Rate + 1.16% thereafter)(c)(f)	15,000	13,560
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; Secured Overnight Financing Rate + 3.79% thereafter)(c)	15,000	14,155
2.52%, 4/22/31, (2.522% fixed rate until 4/22/30; Secured Overnight Financing Rate + 2.04% thereafter)(c)	15,000	12,430
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; Secured Overnight Financing Rate + 2.515% thereafter)(c)	36,000	30,293
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(c)	130,000	100,205
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.25% thereafter)(c)	125,000	101,437

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

4.59%, 4/26/33, (4.586% fixed rate until 4/26/32; Secured Overnight Financing Rate + 1.80% thereafter)(c)	$100,000	$93,352
6.40%, 5/15/38	10,000	10,981
5.63%, 8/16/43	118,000	117,570
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(c)(f)	25,000	20,170
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month U.S. dollar London Interbank Offered Rate + 1.22% thereafter)(c)(f)	23,000	18,324
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(c)	55,000	37,701

Juniper Networks, Inc. 2.00%, 12/10/30	17,000	13,123

Kaiser Foundation Hospitals 3.15%, 5/1/27	2,000	1,881
4.15%, 5/1/47	9,000	7,914
3.00%, 6/1/51, Series 2021	60,000	41,851

Kansas City Southern 4.95%, 8/15/45	135,000	123,206

Keurig Dr. Pepper, Inc. 2.55%, 9/15/26	8,000	7,319
4.42%, 12/15/46	23,000	19,173

KeyBank NA 4.15%, 8/8/25, Series BKNT	250,000	243,865

KeyCorp 4.15%, 10/29/25	18,000	17,545

Keysight Technologies, Inc. 4.60%, 4/6/27	25,000	24,516

Kimberly-Clark Corp. 1.05%, 9/15/27	35,000	29,759
4.50%, 2/16/33	100,000	97,863
3.90%, 5/4/47	50,000	41,862

Kimco Realty OP LLC 2.80%, 10/1/26	5,000	4,572
3.70%, 10/1/49	50,000	35,586

Kinder Morgan Energy Partners LP 4.30%, 5/1/24	10,000	9,859
5.50%, 3/1/44	18,000	16,251
5.40%, 9/1/44	19,000	17,077

Kinder Morgan, Inc. 4.30%, 3/1/28	35,000	33,411
7.75%, 1/15/32	5,000	5,585
5.30%, 12/1/34	225,000	211,468

KLA Corp. 4.65%, 11/1/24	15,000	14,867
5.00%, 3/15/49	50,000	47,003
3.30%, 3/1/50	25,000	18,193

Kraft Heinz Foods Co. 3.75%, 4/1/30	16,000	14,636
4.38%, 6/1/46	125,000	102,364

Kroger Co. 3.70%, 8/1/27	22,000	20,775
6.90%, 4/15/38	35,000	38,171
5.15%, 8/1/43	18,000	16,586
5.40%, 1/15/49	19,000	18,135

Laboratory Corp. of America Holdings 2.30%, 12/1/24	476,000	450,353

Lam Research Corp. 4.00%, 3/15/29	19,000	18,044

Legg Mason, Inc. 5.63%, 1/15/44	5,000	4,973

Lennar Corp. 4.50%, 4/30/24	25,000	24,676
5.88%, 11/15/24	25,000	25,094
4.75%, 11/29/27	25,000	23,978

Linde, Inc. 3.20%, 1/30/26	25,000	24,092
2.00%, 8/10/50	15,000	8,605

Lockheed Martin Corp. 4.95%, 10/15/25	140,000	140,385
5.10%, 11/15/27	150,000	152,043
6.15%, 9/1/36, Series B	39,000	42,650
4.09%, 9/15/52	24,000	20,660

Lowe’s Cos., Inc. 2.63%, 4/1/31	10,000	8,241
4.05%, 5/3/47	15,000	11,724
3.50%, 4/1/51	100,000	70,350
5.80%, 9/15/62	50,000	48,351

Lubrizol Corp. 6.50%, 10/1/34	39,000	44,621

LYB International Finance BV 4.88%, 3/15/44	5,000	4,244

LYB International Finance III LLC 3.80%, 10/1/60	5,000	3,345

LyondellBasell Industries NV 4.63%, 2/26/55	20,000	16,040

Magellan Midstream Partners LP 3.25%, 6/1/30	25,000	21,846
4.20%, 10/3/47	38,000	29,204

Marathon Oil Corp. 6.80%, 3/15/32	205,000	211,630

Marathon Petroleum Corp. 6.50%, 3/1/41	25,000	25,869
5.00%, 9/15/54	3,000	2,540

Marriott International, Inc. 3.50%, 10/15/32, Series GG	175,000	148,307

Marsh & McLennan Cos., Inc. 3.75%, 3/14/26	28,000	26,888
4.20%, 3/1/48	5,000	4,200
4.90%, 3/15/49	20,000	18,502

Martin Marietta Materials, Inc. 4.25%, 7/2/24	35,000	34,492
3.50%, 12/15/27	5,000	4,691

Marvell Technology, Inc. 4.88%, 6/22/28	15,000	14,505

Masco Corp. 4.50%, 5/15/47(e)	20,000	16,289

Mass General Brigham, Inc. 3.19%, 7/1/49, Series 2020	100,000	71,359
3.34%, 7/1/60, Series 2020	25,000	17,564

Massachusetts Institute of Technology 3.89%, 7/1/2116	19,000	14,553

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Mastercard, Inc. 3.80%, 11/21/46	$25,000	$20,872
3.65%, 6/1/49	8,000	6,564

Mayo Clinic 3.20%, 11/15/61, Series 2021	35,000	23,892

McCormick & Co., Inc. 4.20%, 8/15/47	20,000	16,558

McDonald’s Corp. 6.30%, 10/15/37, Series I	19,000	20,697
3.70%, 2/15/42	109,000	86,727
4.45%, 3/1/47	15,000	12,997
4.20%, 4/1/50	14,000	11,652

Medtronic, Inc. 4.38%, 3/15/35	10,000	9,491

Merck & Co., Inc. 2.90%, 3/7/24	90,000	87,909
6.50%, 12/1/33	50,000	56,760
2.35%, 6/24/40	5,000	3,485
4.15%, 5/18/43	100,000	89,438
2.45%, 6/24/50	5,000	3,186

Meta Platforms, Inc. 3.85%, 8/15/32	100,000	89,830
4.65%, 8/15/62	70,000	58,255

MetLife, Inc. 3.60%, 11/13/25	69,000	66,472
5.70%, 6/15/35	32,000	33,576
4.88%, 11/13/43	50,000	46,830

Micron Technology, Inc. 4.98%, 2/6/26	125,000	123,427

Microsoft Corp. 3.50%, 2/12/35	40,000	36,210
4.10%, 2/6/37	48,000	45,096
4.50%, 10/1/40	50,000	49,035
2.53%, 6/1/50	265,000	177,227
4.50%, 2/6/57	18,000	17,479

Mid-America Apartments LP 3.95%, 3/15/29	25,000	23,556

MidAmerican Energy Co. 4.25%, 5/1/46	16,000	13,542
3.15%, 4/15/50	9,000	6,434

Molson Coors Beverage Co. 5.00%, 5/1/42	30,000	26,978

Mondelez International, Inc. 2.13%, 3/17/24	50,000	48,467
1.50%, 5/4/25	50,000	46,137
2.75%, 4/13/30	100,000	85,973

Montefiore Obligated Group 5.25%, 11/1/48, Series 18-C	26,000	19,224

Moody’s Corp. 3.25%, 1/15/28	18,000	16,576
4.88%, 12/17/48	30,000	27,220

Morgan Stanley 3.88%, 4/29/24, Series F	15,000	14,771
3.70%, 10/23/24	67,000	65,286
2.72%, 7/22/25, (2.72% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152% thereafter)(c)	305,000	292,535

4.00%, 7/23/25	9,000	8,772
3.88%, 1/27/26	11,000	10,591
3.13%, 7/27/26	9,000	8,382
4.35%, 9/8/26	246,000	236,682
6.14%, 10/16/26, (6.138% fixed rate until 10/16/25; Secured Overnight Financing Rate + 1.77% thereafter)(c)	150,000	152,685
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(c)	175,000	166,425
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(c)(f)	272,000	251,665
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(c)(f)	239,000	221,003
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(c)(f)	20,000	18,859
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(c)	2,000	1,672
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(c)	15,000	13,290
6.34%, 10/18/33, (6.342% fixed rate until 4/20/32; Secured Overnight Financing Rate + 2.57% thereafter)(c)	50,000	52,753
3.97%, 7/22/38, (3.971% fixed rate until 7/22/37; 3-month U.S. dollar London Interbank Offered Rate + 1.455% thereafter)(c)(f)	21,000	17,752
4.38%, 1/22/47	14,000	12,222
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(c)	8,000	8,301
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(c)	10,000	6,468

Mosaic Co. 4.88%, 11/15/41	10,000	8,783

Motorola Solutions, Inc. 2.30%, 11/15/30	25,000	19,567

Mount Sinai Hospitals Group, Inc. 3.98%, 7/1/48, Series 2017	5,000	4,045
3.74%, 7/1/49, Series 2019	31,000	24,392

MPLX LP 4.13%, 3/1/27	15,000	14,317
4.00%, 3/15/28	18,000	16,867
4.70%, 4/15/48	50,000	40,294

Nasdaq, Inc. 3.95%, 3/7/52	100,000	76,194

National Rural Utilities Cooperative Finance Corp. 3.25%, 11/1/25	10,000	9,499
3.40%, 2/7/28	5,000	4,651

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

3.90%, 11/1/28	$18,000	$17,006
4.02%, 11/1/32	18,000	16,526

NBCUniversal Media LLC 5.95%, 4/1/41	5,000	5,263

NetApp, Inc. 3.30%, 9/29/24	45,000	43,507

New York and Presbyterian Hospital 2.61%, 8/1/60	25,000	14,827

Newmont Corp. 4.88%, 3/15/42	20,000	18,316

NextEra Energy Capital Holdings, Inc. 3.50%, 4/1/29	145,000	131,403

NIKE, Inc. 2.40%, 3/27/25	126,000	120,256
2.85%, 3/27/30	17,000	15,128
3.88%, 11/1/45	5,000	4,292
3.38%, 11/1/46	20,000	15,467

NiSource, Inc. 3.49%, 5/15/27	10,000	9,366
5.25%, 2/15/43	12,000	11,486
5.65%, 2/1/45	5,000	4,923
4.38%, 5/15/47	25,000	20,953
3.95%, 3/30/48	18,000	14,106

Norfolk Southern Corp. 2.90%, 6/15/26	100,000	92,980
3.15%, 6/1/27(e)	23,000	21,259
4.05%, 8/15/52	5,000	3,988
3.70%, 3/15/53	25,000	18,642

Northern Trust Corp.
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; 3-month U.S. dollar London Interbank Offered Rate + 1.131% thereafter)(c)(f)	25,000	22,713

Northrop Grumman Corp. 3.20%, 2/1/27	53,000	49,864

NOV, Inc. 3.95%, 12/1/42	13,000	9,499

NSTAR Electric Co. 4.95%, 9/15/52	100,000	95,570

NVIDIA Corp. 2.85%, 4/1/30	10,000	8,820
3.50%, 4/1/50	50,000	38,804

NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery 2.67%, 10/1/50, Series 2020	16,000	10,240

NYU Langone Hospitals 4.78%, 7/1/44	35,000	32,475
3.38%, 7/1/55, Series 2020	25,000	17,648

O’Reilly Automotive, Inc. 3.55%, 3/15/26	17,000	16,282
3.90%, 6/1/29	13,000	12,055

Ohio Power Co. 1.63%, 1/15/31, Series Q	50,000	38,659

Omega Healthcare Investors, Inc. 4.50%, 4/1/27	18,000	17,015
4.75%, 1/15/28	23,000	21,640
3.63%, 10/1/29	141,000	117,308

Oncor Electric Delivery Co. LLC 0.55%, 10/1/25	25,000	22,316
5.75%, 3/15/29	34,000	35,263
4.55%, 9/15/32	100,000	96,962

ONEOK, Inc. 2.75%, 9/1/24	18,000	17,224
4.00%, 7/13/27	18,000	16,949
4.55%, 7/15/28	50,000	47,555
5.20%, 7/15/48	50,000	42,572

Oracle Corp. 2.50%, 4/1/25	20,000	18,865
2.65%, 7/15/26	186,000	170,028
3.25%, 11/15/27	17,000	15,563
2.95%, 4/1/30	96,000	81,990
5.38%, 7/15/40	10,000	9,188
4.50%, 7/8/44	35,000	28,537
4.00%, 11/15/47	253,000	185,535
5.55%, 2/6/53(e)	100,000	91,550
4.38%, 5/15/55	75,000	56,953
3.85%, 4/1/60	25,000	16,681

Orlando Health Obligated Group 3.33%, 10/1/50	38,000	27,414

Otis Worldwide Corp. 2.06%, 4/5/25	150,000	140,067

Owens Corning 4.30%, 7/15/47	23,000	18,385

Owl Rock Capital Corp. 4.00%, 3/30/25	40,000	38,095

Owl Rock Capital Corp. III 3.13%, 4/13/27	150,000	126,783

Owl Rock Core Income Corp. 5.50%, 3/21/25	50,000	48,702

PACCAR Financial Corp. 1.10%, 5/11/26	50,000	44,455
2.00%, 2/4/27	5,000	4,506

Pacific Gas and Electric Co. 3.45%, 7/1/25	45,000	42,687
2.95%, 3/1/26	14,000	12,919
2.50%, 2/1/31	175,000	136,470
4.50%, 7/1/40	25,000	19,607
3.50%, 8/1/50	80,000	50,462

PacifiCorp 4.10%, 2/1/42	50,000	42,643
3.30%, 3/15/51	100,000	71,536

Packaging Corp. of America 3.40%, 12/15/27	25,000	23,150

Paramount Global 3.38%, 2/15/28	5,000	4,500
6.88%, 4/30/36	5,000	4,974
4.85%, 7/1/42	15,000	11,297
4.90%, 8/15/44	5,000	3,695
4.60%, 1/15/45	50,000	35,977
4.95%, 5/19/50	20,000	14,833

Parker-Hannifin Corp. 3.30%, 11/21/24	18,000	17,417
4.25%, 9/15/27	75,000	71,837
3.25%, 6/14/29	13,000	11,586
6.25%, 5/15/38, Series A	15,000	15,913

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

PayPal Holdings, Inc. 1.65%, 6/1/25	$100,000	$92,685

PeaceHealth Obligated Group 4.79%, 11/15/48, Series 2018	50,000	45,451

PECO Energy Co. 3.90%, 3/1/48	20,000	16,405
2.80%, 6/15/50	275,000	180,235

PepsiCo, Inc. 2.63%, 3/19/27	14,000	12,958
3.00%, 10/15/27	8,000	7,450
2.75%, 3/19/30	30,000	26,465
3.90%, 7/18/32	75,000	70,592
4.45%, 2/15/33(e)	100,000	98,470
3.38%, 7/29/49	20,000	15,962

Pfizer, Inc. 2.95%, 3/15/24	18,000	17,585
3.00%, 12/15/26	10,000	9,411
3.60%, 9/15/28	50,000	47,596
4.10%, 9/15/38	36,000	32,541
7.20%, 3/15/39	89,000	108,532
4.30%, 6/15/43	5,000	4,557
4.00%, 3/15/49	57,000	49,422

PG&E Wildfire Recovery Funding LLC 5.21%, 12/1/49, Series A-4	100,000	100,012

Philip Morris International, Inc. 2.10%, 5/1/30	125,000	101,259
1.75%, 11/1/30(e)	80,000	62,062
4.88%, 11/15/43	32,000	27,953

Phillips 66 3.85%, 4/9/25	25,000	24,293
3.90%, 3/15/28(e)	11,000	10,408
4.65%, 11/15/34	50,000	46,765
5.88%, 5/1/42	47,000	48,867

Piedmont Natural Gas Co., Inc. 2.50%, 3/15/31	5,000	4,075

Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/26	15,000	14,394
6.65%, 1/15/37	48,000	48,174

PNC Financial Services Group, Inc. 3.45%, 4/23/29	20,000	18,411
2.55%, 1/22/30	85,000	72,394

PPG Industries, Inc. 1.20%, 3/15/26	25,000	22,139

Principal Financial Group, Inc. 3.10%, 11/15/26	25,000	23,162

Procter & Gamble Co. 2.80%, 3/25/27	105,000	97,965
3.00%, 3/25/30	35,000	31,702

Progressive Corp. 3.00%, 3/15/32	25,000	21,649
3.95%, 3/26/50	12,000	9,831

Prologis LP 2.25%, 4/15/30	25,000	20,911
1.25%, 10/15/30	60,000	46,048
4.63%, 1/15/33	100,000	96,799
4.38%, 9/15/48	5,000	4,369
3.05%, 3/1/50	46,000	31,880

Prospect Capital Corp. 3.71%, 1/22/26	81,000	73,117

Prudential Financial, Inc. 5.70%, 12/14/36, Series D	5,000	5,208
6.63%, 12/1/37, Series D	36,000	40,038
4.60%, 5/15/44	5,000	4,554
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.665% thereafter)(c)(f)	5,000	4,772
3.94%, 12/7/49	70,000	55,634
4.35%, 2/25/50	20,000	17,028
6.00%, 9/1/52, (6.00% fixed rate until 6/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(c)	100,000	97,346

Public Service Co. of Colorado 3.60%, 9/15/42	115,000	91,620

Public Service Electric and Gas Co. 3.00%, 5/15/27	19,000	17,650
3.60%, 12/1/47	56,000	43,588

Public Service Enterprise Group, Inc. 2.88%, 6/15/24	25,000	24,141

Public Storage 0.88%, 2/15/26	150,000	132,909

PVH Corp. 4.63%, 7/10/25	25,000	24,437

QUALCOMM, Inc. 2.90%, 5/20/24	22,000	21,423
1.65%, 5/20/32	5,000	3,827
4.65%, 5/20/35	62,000	60,183
4.50%, 5/20/52	50,000	44,600

Quanta Services, Inc. 2.90%, 10/1/30	25,000	20,721

Raymond James Financial, Inc. 4.65%, 4/1/30	25,000	24,033

Raytheon Technologies Corp. 3.95%, 8/16/25	25,000	24,300
3.50%, 3/15/27	50,000	47,381
4.50%, 6/1/42	75,000	67,500
4.80%, 12/15/43	5,000	4,582
3.75%, 11/1/46	48,000	37,855
4.35%, 4/15/47	30,000	26,091
4.05%, 5/4/47	110,000	91,465

Realty Income Corp. 3.00%, 1/15/27	5,000	4,622
3.95%, 8/15/27	5,000	4,763

Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/50	70,000	43,991

Reliance Steel & Aluminum Co. 1.30%, 8/15/25	25,000	22,598

Rockwell Automation, Inc. 4.20%, 3/1/49	13,000	11,456

Roper Technologies, Inc. 2.35%, 9/15/24	15,000	14,323
3.80%, 12/15/26	30,000	28,576
1.40%, 9/15/27	18,000	15,271

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

RWJ Barnabas Health, Inc. 3.95%, 7/1/46	$24,000	$19,940

S&P Global, Inc. 2.45%, 3/1/27	80,000	72,814
4.75%, 8/1/28	50,000	49,620
2.90%, 3/1/32	270,000	231,248

Sabine Pass Liquefaction LLC 5.88%, 6/30/26	25,000	25,170
5.00%, 3/15/27	12,000	11,715
4.20%, 3/15/28	75,000	70,489

Sabra Health Care LP 5.13%, 8/15/26	28,000	26,523
3.90%, 10/15/29	10,000	8,338

Salesforce, Inc. 3.70%, 4/11/28	8,000	7,625

San Diego Gas & Electric Co. 1.70%, 10/1/30, Series VVV	150,000	118,258

Santander Holdings USA, Inc. 4.40%, 7/13/27	88,000	83,678

Sempra Energy 3.25%, 6/15/27	26,000	23,949

Sherwin-Williams Co. 4.05%, 8/8/24	195,000	191,299
4.25%, 8/8/25	100,000	97,500
2.95%, 8/15/29	10,000	8,678
4.00%, 12/15/42	30,000	23,959
4.50%, 6/1/47	5,000	4,203
3.80%, 8/15/49	5,000	3,759

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	65,000	60,516

Simon Property Group LP 3.38%, 10/1/24	150,000	145,434
3.30%, 1/15/26	5,000	4,748
3.25%, 11/30/26	23,000	21,504
3.38%, 6/15/27	100,000	93,254
2.45%, 9/13/29	25,000	20,985

SITE Centers Corp. 4.70%, 6/1/27	68,000	63,812

Southern California Edison Co. 0.98%, 8/1/24, Series K	11,000	10,322
4.65%, 10/1/43	169,000	147,223
4.88%, 3/1/49, Series B	8,000	7,151

Southern California Gas Co. 2.60%, 6/15/26, Series TT	69,000	63,815
4.13%, 6/1/48, Series UU	65,000	52,179

Southern Co. 3.25%, 7/1/26	67,000	62,570

Southern Co. Gas Capital Corp. 4.40%, 6/1/43	21,000	17,271

Southern Power Co. 0.90%, 1/15/26	35,000	31,017

Southwest Airlines Co. 5.13%, 6/15/27	37,000	36,497

Southwest Gas Corp. 3.80%, 9/29/46	50,000	36,197

Southwestern Electric Power Co. 3.25%, 11/1/51	150,000	100,858

Spectra Energy Partners LP 3.50%, 3/15/25	5,000	4,815

Stanford Health Care 3.80%, 11/15/48, Series 2018	18,000	14,780

Stanley Black & Decker, Inc. 2.75%, 11/15/50	4,000	2,407

Starbucks Corp. 2.45%, 6/15/26	5,000	4,612
2.00%, 3/12/27	70,000	62,298
4.00%, 11/15/28	5,000	4,744
3.50%, 11/15/50	50,000	36,417

State Street Corp.
2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(c)	50,000	47,576
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month U.S. dollar London Interbank Offered Rate + 1.03% thereafter)(c)(f)	5,000	4,749
2.40%, 1/24/30	56,000	47,910
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(c)	75,000	71,200

Steel Dynamics, Inc. 5.00%, 12/15/26	25,000	24,602
3.45%, 4/15/30	90,000	80,032

Stryker Corp. 3.38%, 5/15/24	5,000	4,885

Sutter Health 3.16%, 8/15/40, Series 20A	35,000	26,525

SVB Financial Group 1.80%, 2/2/31(e)(g)	185,000	137,531

Synchrony Financial 3.70%, 8/4/26	5,000	4,642
5.15%, 3/19/29	36,000	33,904

Sysco Corp. 3.30%, 7/15/26	63,000	59,224
6.60%, 4/1/50	25,000	27,483

T-Mobile USA, Inc. 3.50%, 4/15/25	90,000	86,224
5.38%, 4/15/27	60,000	60,144
4.95%, 3/15/28	100,000	98,226
3.38%, 4/15/29	50,000	44,284
5.20%, 1/15/33	100,000	97,607
5.05%, 7/15/33	100,000	96,393
3.30%, 2/15/51	25,000	16,785
3.40%, 10/15/52	50,000	34,021
5.80%, 9/15/62	200,000	196,246

Tampa Electric Co. 4.30%, 6/15/48	18,000	14,980
4.45%, 6/15/49	65,000	54,782

Tapestry, Inc. 4.13%, 7/15/27(e)	14,000	13,243

Target Corp. 2.50%, 4/15/26	329,000	308,125
4.00%, 7/1/42	35,000	30,814

Teledyne FLIR LLC 2.50%, 8/1/30	25,000	20,386

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Texas Instruments, Inc. 2.90%, 11/3/27	$27,000	$25,001
4.15%, 5/15/48	64,000	56,832

Time Warner Cable LLC 6.75%, 6/15/39	80,500	77,553

TJX Cos., Inc. 3.88%, 4/15/30	20,000	18,830

Toll Brothers Finance Corp. 4.88%, 3/15/27	50,000	48,153

Toyota Motor Credit Corp. 2.90%, 4/17/24	5,000	4,872
4.55%, 9/20/27	300,000	295,422
3.05%, 1/11/28	15,000	13,816
2.15%, 2/13/30	30,000	25,562
1.65%, 1/10/31	30,000	23,859

Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/28	45,000	42,442

Trane Technologies Luxembourg Finance SA 3.55%, 11/1/24	50,000	48,567

Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/42	15,000	12,954

Travelers Cos., Inc. 6.25%, 6/15/37	14,000	15,554
3.75%, 5/15/46	10,000	7,916
4.00%, 5/30/47	10,000	8,382
2.55%, 4/27/50	10,000	6,434

Trinity Health Corp. 2.63%, 12/1/40, Series 2021	40,000	28,526

Truist Bank 4.05%, 11/3/25	25,000	24,336

Truist Financial Corp. 1.13%, 8/3/27	56,000	47,741
3.88%, 3/19/29	65,000	60,383

Tucson Electric Power Co. 1.50%, 8/1/30	73,000	56,468

TWDC Enterprises 18 Corp. 2.95%, 6/15/27(e)	23,000	21,323
4.38%, 8/16/41	10,000	8,950
3.70%, 12/1/42	5,000	4,078
3.00%, 7/30/46	48,000	33,894

Tyson Foods, Inc. 4.88%, 8/15/34	28,000	26,714

U.S. Bancorp 1.45%, 5/12/25	25,000	23,083
2.38%, 7/22/26, Series V	213,000	195,570
5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(c)	150,000	151,777
1.38%, 7/22/30	11,000	8,534

UDR, Inc. 2.10%, 8/1/32	25,000	18,941

Union Electric Co. 2.95%, 6/15/27	18,000	16,673

Union Pacific Corp. 3.75%, 7/15/25	5,000	4,856
3.25%, 8/15/25	5,000	4,791
2.75%, 3/1/26	5,000	4,690
4.00%, 4/15/47	19,000	15,647

3.84%, 3/20/60	158,000	120,919
3.75%, 2/5/70	25,000	18,182
3.80%, 4/6/71	5,000	3,664

United Airlines Pass-Through Trust 4.30%, 2/15/27, Series 2013-1, Class A	14,455	13,949

United Parcel Service, Inc. 2.40%, 11/15/26	5,000	4,612
3.05%, 11/15/27	18,000	16,725
6.20%, 1/15/38	15,000	16,620
3.40%, 11/15/46	5,000	3,811

UnitedHealth Group, Inc. 3.10%, 3/15/26	34,000	32,253
3.88%, 12/15/28	18,000	17,030
4.20%, 5/15/32	75,000	70,666
5.80%, 3/15/36	25,000	26,213
5.95%, 2/15/41	274,000	291,467
3.95%, 10/15/42	5,000	4,297
4.75%, 7/15/45	20,000	18,757
3.75%, 10/15/47	15,000	11,990
4.45%, 12/15/48	25,000	22,307

University of Southern California 3.03%, 10/1/39	24,000	19,270
3.84%, 10/1/47, Series 2017	120,000	103,116

Unum Group 4.50%, 12/15/49	50,000	37,857

Utah Acquisition Sub, Inc. 3.95%, 6/15/26	40,000	37,438

Ventas Realty LP 4.75%, 11/15/30(e)	14,000	13,227
4.38%, 2/1/45	24,000	19,289

VeriSign, Inc. 4.75%, 7/15/27	8,000	7,757

Verisk Analytics, Inc. 4.13%, 3/15/29	147,000	135,625

Verizon Communications, Inc. 3.38%, 2/15/25	10,000	9,661
2.63%, 8/15/26	100,000	91,881
4.33%, 9/21/28	125,000	119,759
4.02%, 12/3/29	20,000	18,481
1.68%, 10/30/30	66,000	51,024
2.65%, 11/20/40	70,000	47,445
3.40%, 3/22/41	175,000	132,167
2.88%, 11/20/50	85,000	53,650
3.70%, 3/22/61(e)	107,000	75,368

Viatris, Inc. 2.70%, 6/22/30	10,000	7,938
3.85%, 6/22/40	30,000	20,520
4.00%, 6/22/50	25,000	16,151

Virginia Electric and Power Co. 8.88%, 11/15/38	15,000	20,172

Visa, Inc. 3.15%, 12/14/25	13,000	12,416
2.75%, 9/15/27	138,000	127,738
3.65%, 9/15/47	59,000	48,923
2.00%, 8/15/50	25,000	14,825

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

VMware, Inc. 1.00%, 8/15/24	$31,000	$28,978
4.50%, 5/15/25	25,000	24,491

Vulcan Materials Co. 4.50%, 4/1/25	18,000	17,768
3.50%, 6/1/30	31,000	27,501

W.R. Berkley Corp. 3.15%, 9/30/61	25,000	15,689

Wachovia Corp. 5.50%, 8/1/35	5,000	4,944

Walgreens Boots Alliance, Inc. 3.80%, 11/18/24	253,000	245,964

Walmart, Inc. 3.55%, 6/26/25	69,000	67,338
3.70%, 6/26/28	15,000	14,357
2.38%, 9/24/29	20,000	17,401
5.25%, 9/1/35	50,000	52,621
4.05%, 6/29/48	40,000	35,288
4.50%, 9/9/52	50,000	47,204

Walt Disney Co. 3.35%, 3/24/25(e)	40,000	38,660
2.20%, 1/13/28(e)	75,000	66,625
2.65%, 1/13/31	115,000	98,000
6.40%, 12/15/35	4,000	4,414
6.65%, 11/15/37	20,000	22,695
3.50%, 5/13/40	55,000	44,604
4.75%, 9/15/44	20,000	18,622
4.95%, 10/15/45	5,000	4,751
3.80%, 5/13/60	15,000	11,703

Warnermedia Holdings, Inc. 4.05%, 3/15/29(d)	125,000	111,821
5.14%, 3/15/52(d)	66,000	51,922
5.39%, 3/15/62(d)	100,000	78,018

Washington University 3.52%, 4/15/54, Series 2022	44,000	35,238

WEC Energy Group, Inc. 5.00%, 9/27/25	90,000	89,212

Wells Fargo & Co. 3.00%, 4/22/26	228,000	212,925
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(c)	100,000	93,084
3.20%, 6/17/27, (3.196% fixed rate until 6/17/26; 3-month U.S. dollar London Interbank Offered Rate + 1.17% thereafter)(c)(f)	25,000	23,218
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(c)(f)	109,000	100,934
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(c)	149,000	131,875
4.15%, 1/24/29	10,000	9,369
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; Secured Overnight Financing Rate + 4.032% thereafter)(c)(e)	25,000	23,530

3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(c)	40,000	29,117
4.75%, 12/7/46	96,000	82,470
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; Secured Overnight Financing Rate + 4.502% thereafter)(c)	255,000	235,204

Welltower OP LLC 4.00%, 6/1/25	68,000	65,738
4.25%, 4/1/26	3,000	2,898
4.25%, 4/15/28	15,000	14,192
2.75%, 1/15/31	25,000	20,439

Western Digital Corp. 2.85%, 2/1/29	17,000	13,377

Western Union Co. 2.75%, 3/15/31	300,000	233,886

Westinghouse Air Brake Technologies Corp. 4.40%, 3/15/24	100,000	98,547
3.45%, 11/15/26	36,000	33,401

Westlake Corp. 5.00%, 8/15/46	10,000	8,450

WestRock MWV LLC 7.95%, 2/15/31	14,000	15,939

Weyerhaeuser Co. 4.00%, 11/15/29	41,000	37,397

Whirlpool Corp. 4.60%, 5/15/50	50,000	40,742

Williams Cos., Inc. 3.75%, 6/15/27	10,000	9,410
7.50%, 1/15/31, Series A	36,000	39,649
6.30%, 4/15/40	10,000	10,271
5.75%, 6/24/44	50,000	47,778

Willis-Knighton Medical Center 4.81%, 9/1/48, Series 2018	20,000	18,322

Wisconsin Public Service Corp. 3.67%, 12/1/42	38,000	29,431

WRKCo, Inc. 3.75%, 3/15/25	40,000	38,777
4.65%, 3/15/26	125,000	122,574
3.90%, 6/1/28(e)	50,000	46,466

WW Grainger, Inc. 3.75%, 5/15/46	75,000	59,990

Wyeth LLC 5.95%, 4/1/37	10,000	10,746

Xilinx, Inc. 2.95%, 6/1/24	73,000	70,944
2.38%, 6/1/30	25,000	21,090

Xylem, Inc. 3.25%, 11/1/26(e)	5,000	4,674

Total United States		51,086,495
TOTAL CORPORATE BONDS (Cost: $66,419,119)		58,694,332

FOREIGN GOVERNMENT AGENCIES – 0.7%

Canada – 0.3%

Province of Alberta Canada 1.88%, 11/13/24	149,000	141,133
3.30%, 3/15/28	95,000	89,910

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

1.30%, 7/22/30	$75,000	$60,137

Province of British Columbia Canada 2.25%, 6/2/26	25,000	23,198

Province of New Brunswick Canada 3.63%, 2/24/28	20,000	19,113

Province of Ontario Canada 3.20%, 5/16/24	110,000	107,271
0.63%, 1/21/26	100,000	89,074
1.13%, 10/7/30	50,000	39,454

Province of Quebec Canada 2.88%, 10/16/24, Series QO	55,000	53,076
1.50%, 2/11/25, Series QX	20,000	18,727
2.50%, 4/20/26	50,000	46,866
7.50%, 9/15/29, Series PD	31,000	36,155

Total Canada		724,114

Germany – 0.4%

Kreditanstalt fuer Wiederaufbau 2.50%, 11/20/24	38,000	36,432
0.63%, 1/22/26	315,000	281,683
2.88%, 4/3/28	40,000	37,457
5.48%, 4/18/36(a)	50,000	28,923

Landwirtschaftliche Rentenbank 1.75%, 7/27/26	490,000	447,154
2.50%, 11/15/27, Series 37	26,000	23,979
0.88%, 9/3/30	80,000	62,917

Total Germany		918,545

South Korea – 0.0%

Korea Development Bank 3.00%, 1/13/26	100,000	94,184

Sweden – 0.0%

Svensk Exportkredit AB 3.26%, 5/11/37(a)	50,000	26,101
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,912,100)		1,762,944

FOREIGN GOVERNMENT OBLIGATIONS – 0.8%

Chile – 0.0%

Chile Government International Bond 3.50%, 1/25/50	150,000	108,783

Hungary – 0.0%

Hungary Government International Bond 5.38%, 3/25/24	4,000	3,996

Indonesia – 0.1%

Indonesia Government International Bond 3.50%, 2/14/50	165,000	123,766

Italy – 0.1%

Republic of Italy Government International Bond 5.38%, 6/15/33	186,000	184,395

Mexico – 0.1%

Mexico Government International Bond 6.75%, 9/27/34	25,000	26,769
6.05%, 1/11/40	30,000	30,000
4.28%, 8/14/41	150,000	120,450

5.75%, 10/12/2110	208,000	185,135

Total Mexico		362,354

Panama – 0.2%

Panama Government International Bond 8.88%, 9/30/27	333,000	383,696
6.70%, 1/26/36	50,000	53,101

Total Panama		436,797

Peru – 0.1%

Peruvian Government International Bond 4.13%, 8/25/27	69,000	66,884
2.78%, 1/23/31	50,000	41,369
8.75%, 11/21/33	25,000	31,071
3.00%, 1/15/34	50,000	39,529
5.63%, 11/18/50	50,000	49,287
3.23%, 7/28/2121	40,000	23,477

Total Peru		251,617

Philippines – 0.1%

Philippine Government International Bond 5.95%, 10/13/47	300,000	324,276

Poland – 0.0%

Republic of Poland Government International Bond 3.25%, 4/6/26	72,000	68,465

Uruguay – 0.1%

Uruguay Government International Bond 5.10%, 6/18/50	53,000	52,210
4.98%, 4/20/55	94,000	90,497

Total Uruguay		142,707
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $2,251,806)		2,007,156

SUPRANATIONAL BONDS – 1.4%

Asian Development Bank 1.50%, 10/18/24	628,000	593,473
2.00%, 1/22/25	5,000	4,740
0.63%, 4/29/25	200,000	183,016
0.50%, 2/4/26	125,000	111,130
2.50%, 11/2/27	20,000	18,458

European Investment Bank 0.38%, 3/26/26	50,000	44,112
2.38%, 5/24/27(e)	53,000	48,993
3.75%, 2/14/33	50,000	48,883
4.88%, 2/15/36	25,000	26,649

Inter-American Development Bank 0.63%, 7/15/25	575,000	523,112
2.38%, 7/7/27	25,000	23,073
3.20%, 8/7/42	25,000	21,053

International Bank for Reconstruction & Development 2.50%, 11/25/24, Series GDIF	207,000	198,575
0.63%, 4/22/25	110,000	100,748
2.50%, 7/29/25, Series GDIF	609,000	579,220
2.50%, 11/22/27, Series GDIF	144,000	132,931
1.38%, 4/20/28, Series GDIF	25,000	21,680
0.88%, 5/14/30	118,000	93,890

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

International Finance Corp. 1.38%, 10/16/24	$298,000	$281,208
3.63%, 9/15/25	178,000	173,772
TOTAL SUPRANATIONAL BONDS (Cost: $3,474,707)		3,228,716

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.0%

United States – 2.0%

Bank
2.85%, 10/17/52, Series 2019-BNK21, Class A5	75,000	65,168
3.18%, 2/15/55, Series 2022-BNK39, Class AS	113,000	94,592
3.44%, 9/15/60, Series 2017-BNK7, Class A5	105,000	97,116
2.14%, 3/15/63, Series 2020-BNK28, Class AS	100,000	77,103

Bank of America Merrill Lynch Commercial Mortgage Trust
3.17%, 7/15/49, Series 2016-UB10, Class A4	100,000	93,263

Barclays Commercial Mortgage Trust 2.99%, 11/15/52, Series 2019-C5, Class ASB	100,000	92,106

Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS^(c)	60,000	49,321
4.02%, 3/15/52, Series 2019-B9, Class A5	60,000	56,225
1.98%, 8/15/54, Series 2021-B28, Class ASB	150,000	125,507
3.79%, 4/15/55, Series 2022-B34, Class A5^(c)	50,000	45,053

Citigroup Commercial Mortgage Trust
3.35%, 2/10/49, Series 2016-GC36, Class A4	350,000	330,913

Commercial Mortgage Trust
3.98%, 5/10/47, Series 2014-CR17, Class A5	200,000	195,744
3.18%, 2/10/48, Series 2015-LC19, Class A4	100,000	95,459
3.21%, 3/10/48, Series 2015-CR22, Class A3	38,935	38,714
3.63%, 10/10/48, Series 2015-CR26, Class A4	150,000	143,004

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.81%, 1/25/25, Series K044, Class A2	70,219	67,383
3.00%, 12/25/25, Series K053, Class A2	200,000	190,328
2.62%, 8/25/26, Series K057, Class AM	100,000	93,103
3.43%, 1/25/27, Series K063, Class A2^(c)	70,000	66,873
3.19%, 9/25/27, Series K069, Class A2^(c)	140,000	131,988
3.25%, 11/25/27, Series K072, Class A1	284,750	273,299
3.69%, 1/25/29, Series K088, Class A2	115,000	109,994
2.52%, 10/25/29, Series K101, Class A2	50,000	44,293
1.85%, 7/25/31, Series K131, Class A2	250,000	204,596
2.13%, 11/25/31, Series K136, Class A2	100,000	83,118
2.35%, 11/25/31, Series K137, Class A2^(c)	155,000	131,157
3.99%, 8/25/33, Series K157, Class A3^(c)	70,000	67,072
1.24%, 1/25/35, Series K1516, Class A1	287,567	225,689

Federal National Mortgage Association Alternative Credit Enhancement Securities
2.49%, 5/25/26, Series 2016-M6, Class A2	50,274	46,966
2.47%, 12/25/26, Series 2017-M3, Class A2^(c)	34,019	31,496
3.06%, 3/25/28, Series 2018-M4, Class A2^(c)	19,956	18,735
3.55%, 9/25/28, Series 2019-M1, Class A2^(c)	89,800	85,680
2.44%, 10/25/29, Series 2020-M1, Class A2	100,000	87,902
1.78%, 5/25/30, Series 2020-M14, Class A2	125,000	104,015
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	119,424
3.61%, 2/25/31, Series 2019-M4, Class A2	4,501	4,242

GS Mortgage Securities Trust
3.73%, 3/10/51, Series 2018-GS9, Class A3	50,000	46,591
3.00%, 9/10/52, Series 2019-GC42, Class A4	50,000	43,729
2.66%, 2/13/53, Series 2020-GC45, Class A4	100,000	85,217

Morgan Stanley Bank of America Merrill Lynch Trust 3.60%, 5/15/50, Series 2017-C33, Class A5	250,000	232,921

Morgan Stanley Capital I Trust
3.52%, 7/15/52, Series 2019-H7, Class AS	100,000	86,553
2.44%, 6/15/54, Series 2021-L6, Class A4^(c)	100,000	81,308

UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	47,523
4.08%, 12/15/51, Series 2018-C15, Class A3	20,446	19,262

Wells Fargo Commercial Mortgage Trust
3.79%, 9/15/48, Series 2015-SG1, Class A4	97,058	92,586
3.64%, 3/15/50, Series 2017-RB1, Class A5	68,000	63,230
2.40%, 7/15/53, Series 2020-C58, Class AS	100,000	78,286
2.63%, 4/15/54, Series 2021-C59, Class A5	100,000	82,956
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $5,369,953)		4,746,803

MUNICIPAL BONDS – 0.9%

United States – 0.9%

Bay Area Toll Authority 7.04%, 4/1/50, Series S1-SUB	25,000	32,219

California Earthquake Authority 5.60%, 7/1/27, Series A	150,000	149,983

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/1/40, Series B	$50,000	$56,141

City of Houston, TX 3.96%, 3/1/47	100,000	87,621

City of Los Angeles Department of Airports Customer Facilities Charge Revenue 4.24%, 5/15/48, Series A	200,000	172,228

Commonwealth of Massachusetts 4.11%, 7/15/31, Series B	150,000	145,611

Dallas Fort Worth International Airport 4.51%, 11/1/51, Series A	100,000	93,563

Louisiana Local Government Environmental Facilities & Community Development Authority 3.62%, 2/1/29, Series A	89,790	86,976

New Jersey Transportation Trust Fund Authority 5.75%, 12/15/28, Series C	45,000	45,508

New York City Municipal Water Finance Authority 5.44%, 6/15/43, Series AA	100,000	106,807

Oklahoma Development Finance Authority 3.88%, 5/1/37, Series 2022-ONG, Class A1	200,000	191,803

Port Authority of New York & New Jersey 5.65%, 11/1/40	100,000	106,837
4.81%, 10/15/65, Series 192	25,000	24,392

Port of Morrow, OR 2.54%, 9/1/40, Series 1	20,000	14,862

Sales Tax Securitization Corp. 3.82%, 1/1/48, Series B	150,000	121,225

State of California 7.55%, 4/1/39	190,000	243,308

State of Mississippi 5.25%, 11/1/34, Series F	75,000	78,090

Texas Transportation Commission 2.56%, 4/1/42	20,000	15,125

Texas Transportation Commission State Highway Fund 5.18%, 4/1/30, Series B-BUILD	50,000	50,615
4.00%, 10/1/33	20,000	18,941

University of California 3.35%, 7/1/29, Series BD	10,000	9,318

University of Michigan 3.60%, 4/1/47, Series C	100,000	85,847
3.50%, 4/1/52, Series A	100,000	80,648
4.45%, 4/1/2122, Series A	100,000	85,194
TOTAL MUNICIPAL BONDS (Cost: $2,443,645)		2,102,862

ASSET-BACKED SECURITIES – 0.5%

United States – 0.5%

American Express Credit Account Master Trust 0.90%, 11/15/26, Series 2021-1, Class A	265,000	246,242
2.21%, 3/15/27, Series 2022-1, Class A	100,000	94,271

CarMax Auto Owner Trust 0.55%, 6/15/26, Series 2021-3, Class A3	150,000	143,084

Citibank Credit Card Issuance Trust 3.96%, 10/13/30, Series 2018-A7, Class A7	100,000	96,447

Discover Card Execution Note Trust 0.58%, 9/15/26, Series 2021-A1, Class A1	55,000	51,096

Honda Auto Receivables Owner Trust 1.88%, 5/15/26, Series 2022-1, Class A3	222,000	211,369

Volkswagen Auto Loan Enhanced Trust 1.26%, 10/20/28, Series 2021-1, Class A4	100,000	91,267
World Omni Auto Receivables Trust 0.82%, 1/15/26, Series 2020-B, Class A4	200,000	190,112
TOTAL ASSET-BACKED SECURITIES (Cost: $1,173,425)		1,123,888

REPURCHASE AGREEMENT – 1.2%

United States – 1.2%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/23 (tri-party custodian: The Bank of New York Mellon Corp.), 4.55% due 3/1/23; Proceeds at maturity – $2,950,373 (fully collateralized by Ginnie Mae II HECM, 4.37% – 4.70% due 9/20/65 – 8/20/67, Ginnie Mae I Construction Loan, 4.50% – 4.65% due 2/15/65 – 4/15/65; Market value including accrued interest – $3,098,159)

(Cost: $2,950,000)	2,950,000	2,950,000

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%

United States – 0.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%(h)
(Cost: $1,366,795)	1,366,795	1,366,795
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT – 101.4% (Cost: $259,002,322)		240,406,179

Securities Sold Short	Principal Amount

U.S. GOVERNMENT AGENCIES SOLD SHORT – (0.3)%

Government National Mortgage Association – (0.1)%
2.00%, 3/21/53(b)	$(225,000)	(188,698)
2.50%, 3/21/53(b)	(75,000)	(64,899)

Total Government National Mortgage Association		(253,597)

Uniform Mortgage-Backed Securities – (0.2)%
1.50%, 3/13/53(b)	(25,000)	(19,311)
2.50%, 3/13/53(b)	(125,000)	(105,900)
3.00%, 3/13/53(b)	(250,000)	(219,934)
3.50%, 3/13/53(b)	(50,000)	(45,526)

Total Uniform Mortgage-Backed Securities		(390,671)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds: $661,751)		(644,268)

Other Assets less Liabilities – (1.2)%		(2,746,727)

NET ASSETS – 100.0%		$237,015,184

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (concluded)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

February 28, 2023

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2023.

(b)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(c)	Rate shown reflects the accrual rate as of February 28, 2023 on securities with variable or step rates.

(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)

Security, or portion thereof, was on loan at February 28, 2023 (See Note 2). At February 28, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,988,071 and the total market value of the collateral held by the Fund was $2,048,534. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $681,739.

(f)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(g)	Effective March 10, 2023, the issuer of this security has been placed under receivership and the Federal Deposit Insurance Corporation, appointed as receiver, has taken over the issuer’s operations.

(h)	Rate shown represents annualized 7-day yield as of February 28, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	282	6/30/23	$(57,450,890)	$167,438
5 Year U.S. Treasury Note	1,138	6/30/23	(121,828,235)	400,685
U.S. Treasury Ultra Long Term Bond	117	6/21/23	(15,802,312)	32,906
Ultra 10 Year U.S. Treasury Note	631	6/21/23	(73,945,313)	(44,688)
			$(269,026,750)	$556,341

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$66,252,406	$—	$66,252,406
U.S. Government Obligations	—	96,170,277	—	96,170,277
Corporate Bonds	—	58,694,332	—	58,694,332
Foreign Government Agencies	—	1,762,944	—	1,762,944
Foreign Government Obligations	—	2,007,156	—	2,007,156
Supranational Bonds	—	3,228,716	—	3,228,716
Commercial Mortgage-Backed Securities	—	4,746,803	—	4,746,803
Municipal Bonds	—	2,102,862	—	2,102,862
Asset-Backed Securities	—	1,123,888	—	1,123,888
Repurchase Agreement	—	2,950,000	—	2,950,000
Investment of Cash Collateral for Securities Loaned	—	1,366,795	—	1,366,795
Total Investments in Securities	$—	$240,406,179	$—	$240,406,179
Financial Derivative Instruments
Futures Contracts[1]	$601,029	$—	$—	$601,029
Liabilities:
Investments in Securities Sold Short
U.S. Government Agencies	$—	$(644,268)	$—	$(644,268)
Financial Derivative Instruments
Futures Contracts[1]	$(44,688)	$—	$—	$(44,688)
Total – Net	$556,341	$239,761,911	$—	$240,318,252
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

February 28, 2023

Investments	Principal Amount	Value

COLLATERALIZED LOAN OBLIGATIONS – 3.3%

Cayman Islands – 3.3%

Apidos CLO XXXVI
6.81%, 7/20/34, Series 2021-36A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.00%)(a)(b)(c)	$350,000	$334,678

LCM 28 Ltd.
6.96%, 10/20/30, Series 28A, Class C, (3-month U.S. dollar London Interbank Offered Rate + 2.15%)(a)(b)(c)	400,000	379,418
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $737,869)		714,096

COLLATERALIZED MORTGAGE OBLIGATIONS – 57.8%

Federal Home Loan Mortgage Corp. REMIC 7.40%, 5/15/23, Series 1517, Class J	143	142
4.50%, 7/15/25, Series 3000, Class BC	10,695	10,533
4.00%, 5/15/28, Series 4669, Class EV	210,007	200,559
6.00%, 7/15/29, Series 2175, Class TH	32,987	33,316
6.00%, 5/15/32, Series 2448, Class ZQ	42,627	43,129
3.00%, 8/15/32, Series 4092, Class AY	200,000	182,488
6.00%, 8/15/32, Series 2485, Class WG	16,468	16,951
5.50%, 11/15/32, Series 2519, Class ZD	24,693	24,716
5.50%, 11/15/32, Series 2520, Class PH	109,975	111,632
2.50%, 1/15/33, Series 4332, Class CU	19,266	19,007
5.04%, 6/15/34, Series 2812, Class MF^(b)	136,358	136,398
5.50%, 9/15/34, Series 2861, Class Z	14,630	14,745
5.00%, 11/15/34, Series 2893, Class PE	33,803	33,794
6.00%, 11/15/36, Series 3244, Class LZ	243	243
5.00%, 4/15/40, Series 3658, Class CZ, PIK	398,394	399,602
4.50%, 9/15/40, Series 3726, Class QZ, PIK	269,488	265,425
4.00%, 1/15/41, Series 4179, Class AZ	431,498	410,187
3.50%, 5/15/41, Series 4229, Class MA	51,837	49,910
3.00%, 12/15/41, Series 4273, Class GM	57,629	54,305
4.00%, 5/15/42, Series 4048, Class CE	150,000	142,253
4.50%, 9/15/42, Series 4671, Class JM	28,757	28,368
3.00%, 11/15/42, Series 4136, Class ZG, PIK	407,850	363,475
3.00%, 5/15/43, Series 4322, Class DJ	57,626	55,007
3.00%, 6/15/44, Series 4483, Class CA	173,323	162,515
2.25%, 8/15/44, Series 4406, Class AC	64,191	56,600
3.50%, 9/15/46, Series 4774, Class LP	147,776	140,786
3.50%, 12/25/46, Series 2017-SC01, Class 2A	267,783	247,554
3.00%, 4/25/49, Series 4908, Class BD	317,691	279,670

Federal National Mortgage Association REMIC 6.00%, 8/25/23, Series 1996-8, Class C	100	100
6.50%, 9/25/23, Series 1993-169, Class L	1,560	1,559
3.50%, 8/25/26, Series 2011-80, Class HE	125,897	122,926
2.00%, 11/25/30, Series 2015-93, Class AD	120,579	113,723
6.50%, 10/25/31, Series 2001-52, Class YZ	13,566	14,085
3.00%, 6/25/33, Series 2014-36, Class QA	41,664	39,918
4.00%, 8/25/33, Series 2014-58, Class VM	100,000	97,373
4.50%, 10/25/34, Series 2004-75, Class ZG	5,617	5,510
4.87%, 5/25/35, Series 2005-40, Class FB^(b)	68,208	67,866
4.75%, 8/25/35, Series 2005-80, Class SZ, PIK	114,621	110,794
6.00%, 7/25/36, Series 2006-62, Class PZ, PIK	143,710	160,318
4.50%, 10/25/36, Series 2009-19, Class PW	29,975	29,210
4.87%, 12/25/36, Series 2006-120, Class PF^(b)	58,484	58,060
5.50%, 2/25/37, Series 2007-6, Class PA	7,781	7,835
4.25%, 4/25/37, Series 2007-30, Class ZM, PIK	269,143	254,536
5.00%, 4/25/37, Series 2007-26, Class JZ	186,839	186,173
5.00%, 3/25/38, Series 2008-16, Class EA	5,975	5,890
6.00%, 8/25/39, Series 2009-62, Class Z, PIK	290,618	293,862
5.00%, 11/25/39, Series 2009-89, Class PH	116,856	117,209
5.00%, 7/25/40, Series 2010-80, Class PZ, PIK	282,210	280,540
5.00%, 9/25/40, Series 2010-102, Class PN	346,777	345,078
1.75%, 11/25/40, Series 2012-51, Class GU	491,683	462,237
3.00%, 2/25/41, Series 2011-134, Class NJ	53,888	51,011
2.50%, 5/25/41, Series 2012-131, Class DZ, PIK	13,862	11,587
5.00%, 6/25/41, Series 2011-52, Class GB	133,289	133,593
2.50%, 9/25/41, Series 2011-127, Class JC	2,198	2,174
5.25%, 9/25/41, Series 2011-84, Class PZ, PIK	365,312	366,247
3.00%, 3/25/42, Series 2016-21, Class BA	24,426	24,069
1.75%, 6/25/42, Series 2013-37, Class JA	121,160	113,363
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	187,927
3.00%, 2/25/43, Series 2013-1, Class JZ, PIK	78,253	64,271
3.00%, 3/25/44, Series 2015-42, Class CA	185,275	173,598
3.00%, 4/25/45, Series 2015-23, Class HZ, PIK	507,080	448,421
3.00%, 3/25/46, Series 2016-9, Class D	145,453	132,238
3.00%, 4/25/46, Series 2018-3, Class PA	129,613	121,597
2.50%, 9/25/46, Series 2016-63, Class CA	33,327	27,608

Government National Mortgage Association
5.00%, 7/16/33, Series 2003-60, Class ZG, PIK	130,923	128,592
5.00%, 4/20/34, Series 2004-31, Class ZB	168,003	167,316
5.00%, 6/20/35, Series 2005-46, Class YX	154,880	156,532
5.50%, 4/20/37, Series 2007-24, Class PC	41,697	41,490
5.50%, 5/20/38, Series 2008-42, Class QB	55,752	56,406
2.00%, 8/20/39, Series 2011-52, Class KY	48,916	45,733
4.50%, 9/16/40, Series 2010-125, Class BZ, REMIC	207,675	205,680
3.00%, 7/16/41, Series 2011-135, Class WH	113,835	95,105
3.00%, 3/16/42, Series 2012-39, Class GC, REMIC	145,000	122,385
4.00%, 3/20/44, Series 2014-43, Class Z, PIK	642,471	620,401
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	233,084
3.00%, 11/20/45, Series 2015-165, Class ZE, PIK	252,254	215,174

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

February 28, 2023

Investments	Principal Amount	Value

JP Morgan Mortgage Trust
3.60%, 5/25/45, Series 2015-3, Class B3^(a)(b)	$109,376	$96,288
3.41%, 5/25/50, Series 2019-9, Class B2A^(a)(b)	281,624	228,528

Provident Funding Mortgage Trust
3.26%, 2/25/50, Series 2020-1, Class B1^(a)(b)	372,814	297,410

RCKT Mortgage Trust
3.00%, 2/25/50, Series 2020-1, Class A13^(a)(b)	130,649	111,597

Seasoned Credit Risk Transfer Trust
3.75%, 9/25/55, Series 2016-1, Class M2^(a)(b)	654,158	581,031
4.75%, 5/25/57, Series 2018-1, Class M^(b)	278,645	250,359
2.50%, 5/25/60, Series 2020-3, Class M5TU	193,634	170,845

Seasoned Loans Structured Transaction Trust
3.50%, 6/25/28, Series 2018-1, Class A1	164,453	155,976

Sequoia Mortgage Trust
4.00%, 3/25/48, Series 2018-CH1, Class A1^(a)(b)	183,704	170,867

Verus Securitization Trust
2.99%, 5/25/60, Series 2020-2, Class A2^(a)(b)	300,000	284,596
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $14,278,856)		12,551,211

COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.2%

United States – 4.2%

Benchmark Mortgage Trust
2.50%, 12/15/62, Series 2019-B14, Class D(a)	380,000	234,438

Cantor Commercial Real Estate Lending
2.50%, 1/15/53, Series 2019-CF3, Class D^(a)(b)	250,000	145,053

Federal Home Loan Mortgage Corp. Multiclass Certificates
1.79%, 9/25/45, Series 2021-P011, Class X1^(b)(d)	419,669	52,310

Washington State Housing Finance Commission
0.73%, 12/20/35, Series 2021-1, Class X^(b)(d)	6,140,473	302,541

WFRBS Commercial Mortgage Trust
4.23%, 8/15/47, Series 2014-C21, Class C^(b)	200,000	172,209
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $1,118,421)		906,551

U.S. GOVERNMENT AGENCIES – 32.8%

Federal Home Loan Mortgage Corporation – 11.9%
4.00%, 1/1/42	228,609	220,305
3.50%, 8/1/46	223,388	207,798
3.50%, 9/1/47	287,410	266,948
2.00%, 9/1/51	474,848	394,644
2.00%, 1/1/52	937,809	769,533
2.50%, 2/1/52	851,362	725,919

Total Federal Home Loan Mortgage Corporation		2,585,147

Federal National Mortgage Association – 10.3%
4.00%, 11/1/43	266,742	258,371
4.00%, 5/1/47	206,880	199,537
4.00%, 12/1/47	208,676	201,268
2.50%, 11/1/50	482,285	416,039
2.50%, 12/1/51	459,787	393,309
2.50%, 2/1/52	372,247	316,032
4.00%, 4/1/55	406,313	390,138
4.50%, 6/1/56	68,347	67,747

Total Federal National Mortgage Association		2,242,441

Government National Mortgage Association – 10.6%
3.00%, 8/20/44	9,571	8,768
3.00%, 12/20/44	321,742	295,195
3.00%, 3/20/45	169,124	154,933
3.00%, 4/20/45	360,425	330,173
3.00%, 7/20/45	40,125	36,695
3.50%, 7/20/47	392,463	366,010
4.50%, 8/20/47	352,107	347,124
3.50%, 12/20/47	333,235	311,129
4.50%, 5/20/49	60,305	59,080
4.00%, 3/21/53(e)	400,000	378,016

Total Government National Mortgage Association		2,287,123
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $7,691,236)		7,114,711

TOTAL INVESTMENTS IN SECURITIES – 98.1% (Cost: $23,826,382)		21,286,569

Other Assets less Liabilities – 1.9%		422,894

NET ASSETS – 100.0%		$21,709,463
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects the accrual rate as of February 28, 2023 on securities with variable or step rates.

(c)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(d)

Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

(e)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Mortgage Plus Bond Fund (MTGP)

February 28, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	7	6/21/23	$(781,594)	$1,845

Long Exposure
2 Year U.S. Treasury Note	4	6/30/23	$814,906	$(1,437)
5 Year U.S. Treasury Note	11	6/30/23	1,177,602	(3,266)
U.S. Treasury Long Bond	7	6/21/23	876,531	(7,273)
U.S. Treasury Ultra Long Term Bond	4	6/21/23	540,250	(5,656)
			$3,409,289	$(17,632)
Total – Net			$2,627,695	$(15,787)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Collateralized Loan Obligations	$—	$714,096	$—	$714,096
Collateralized Mortgage Obligations	—	12,551,211	—	12,551,211
Commercial Mortgage-Backed Securities	—	906,551	—	906,551
U.S. Government Agencies	—	7,114,711	—	7,114,711
Total Investments in Securities	$—	$21,286,569	$—	$21,286,569
Financial Derivative Instruments
Futures Contracts[1]	$1,845	$—	$—	$1,845

Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(17,632)	$—	$—	$(17,632)
Total – Net	$(15,787)	$21,286,569	$—	$21,270,782
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 21.9%

Federal Agricultural Mortgage Corporation – 0.1%
1.62%, 9/4/25	$1,439,000	$1,334,414

Federal Farm Credit Bank – 1.8%
3.38%, 8/26/24	2,062,000	2,011,708
2.85%, 5/23/25	2,062,000	1,971,066
2.40%, 9/21/26	2,062,000	1,920,526
2.60%, 4/5/27	1,650,000	1,540,836
3.78%, 6/8/28	825,000	785,623
2.32%, 1/26/32	825,000	680,509
2.38%, 3/16/32	2,062,000	1,758,041
2.90%, 4/12/32	2,062,000	1,815,529
3.50%, 9/1/32	1,237,000	1,144,064
3.40%, 4/25/34	1,650,000	1,491,435
2.39%, 11/1/34	5,156,000	4,103,351

Total Federal Farm Credit Bank		19,222,688

Federal Home Loan Bank – 0.3%
1.10%, 8/20/26	2,185,000	1,913,863
3.50%, 6/11/32	825,000	766,813

Total Federal Home Loan Bank		2,680,676

Federal Home Loan Mortgage Corporation – 2.9%
6.25%, 7/15/32	346,000	401,543
4.50%, 8/1/41	387,039	383,331
3.13%, 2/1/42^(a)	249,729	248,371
3.00%, 4/1/45	2,322,733	2,096,873
4.00%, 11/1/45	1,565,845	1,501,596
3.50%, 12/1/46	1,506,952	1,403,310
3.50%, 12/1/47	831,363	770,114
3.50%, 3/1/48	4,624,751	4,316,870
4.50%, 7/1/48	273,514	267,884
2.00%, 5/1/51	368,665	301,328
2.00%, 9/1/51	6,018,078	4,914,841
2.00%, 1/1/52	3,823,041	3,157,006
3.00%, 1/1/52	1,891,628	1,683,311
2.50%, 2/1/52	3,453,228	2,944,323
2.50%, 3/1/52	2,753,683	2,345,785
2.50%, 4/1/52	2,777,904	2,364,337
3.50%, 5/1/52	2,882,402	2,634,440

Total Federal Home Loan Mortgage Corporation		31,735,263

Federal National Mortgage Association – 10.3%
2.50%, 9/1/27	762,896	721,739
3.50%, 5/1/29	545,080	524,458
3.72%, 10/1/29	465,579	447,767
7.13%, 1/15/30	1,415,000	1,663,899
2.50%, 6/1/30	1,884,224	1,747,503
2.50%, 7/1/30	481,136	446,224
3.00%, 8/1/30	1,217,954	1,147,375
3.00%, 9/1/30	473,619	446,173
6.63%, 11/15/30	332,000	384,801
4.00%, 11/1/40	1,951,366	1,875,377
4.00%, 12/1/40	288,074	276,856
4.00%, 2/1/41	403,915	388,186
4.50%, 6/1/41	549,706	543,907
4.50%, 7/1/41	649,005	642,159
4.50%, 8/1/41	284,676	281,673
4.00%, 11/1/41	255,280	245,433
3.50%, 1/1/42	5,215	4,865
5.00%, 5/1/42	1,279,580	1,289,927
3.50%, 10/1/42	820,993	765,854
3.50%, 11/1/42	7,451	6,951
3.00%, 12/1/42	44,230	40,090
4.00%, 12/1/42	1,161	1,116
3.00%, 7/1/43	1,896,689	1,718,391
4.00%, 7/1/43	1,620	1,569
3.00%, 9/1/43	861,130	780,180
4.00%, 2/1/44	896	866
4.00%, 6/1/45	1,481,128	1,423,509
4.00%, 7/1/45	947,916	915,771
3.50%, 1/1/46	1,001,708	935,317
3.50%, 2/1/46	2,273,368	2,122,692
4.00%, 2/1/46	498,261	479,680
3.50%, 4/1/46	6,120	5,697
3.00%, 7/1/46	5,846	5,284
3.00%, 8/1/46	395,374	356,765
3.00%, 9/1/46	2,205	1,946
3.00%, 12/1/46	13,116	11,800
4.00%, 2/1/48	949,351	905,955
2.50%, 6/1/50	4,133,162	3,557,715
2.50%, 8/1/50	7,473,842	6,426,324
2.00%, 5/1/51	2,842,316	2,352,443
2.50%, 5/1/51	1,460,481	1,248,500
2.50%, 6/1/51	5,360,529	4,565,116
2.50%, 9/1/51	741,140	630,132
2.00%, 10/1/51	3,795,610	3,098,643
2.00%, 11/1/51	5,532,326	4,561,312
2.50%, 11/1/51	26,905	22,982
3.50%, 11/1/51	3,890,694	3,622,863
2.50%, 12/1/51	3,460,617	2,962,495
2.50%, 1/1/52	3,890,055	3,316,943
2.00%, 2/1/52	28,544,382	23,415,328
2.50%, 2/1/52	5,538,946	4,707,197
3.50%, 2/1/52	822,574	752,693
2.00%, 3/1/52	2,651,185	2,167,033
2.50%, 3/1/52	4,398,788	3,757,389
3.50%, 3/1/52	620,211	570,604
2.00%, 4/1/52	1,972,438	1,621,571
4.00%, 8/1/52	8,042,614	7,546,205
4.50%, 8/1/52	2,440,526	2,356,121
4.50%, 10/1/52	4,848,525	4,668,950

Total Federal National Mortgage Association		111,486,314

Government National Mortgage Association – 6.3%
4.50%, 6/20/41	263,308	263,118
4.50%, 7/20/41	426,901	426,593
4.50%, 10/20/41	548,484	548,088
4.00%, 10/20/43	958,683	929,377
3.00%, 7/20/45	8,129	7,383
4.00%, 3/20/46	1,127,707	1,082,881
3.50%, 3/20/47	3,985,500	3,726,116
3.50%, 9/20/47	1,502,710	1,404,250
3.50%, 1/20/48	697,115	651,439
3.50%, 2/20/48	4,561,466	4,262,591
3.50%, 3/20/48	4,443,889	4,152,718
4.50%, 1/20/50	699,774	687,443
2.00%, 1/20/51	7,144,703	6,029,150

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value
2.00%, 2/20/51	$4,775,067	$4,026,632
2.50%, 3/20/51	1,254,638	1,090,528
2.50%, 4/20/51	2,512,186	2,184,562
2.50%, 5/20/51	1,941,192	1,691,278
2.50%, 8/20/51	1,783,209	1,546,945
2.50%, 9/20/51	5,451,421	4,728,755
2.50%, 10/20/51	1,808,798	1,564,760
3.00%, 10/20/51	7,398,373	6,629,198
2.50%, 11/20/51	2,465,455	2,136,844
3.00%, 11/20/51	11,138,008	9,976,933
2.50%, 12/20/51	4,920,132	4,264,342
3.00%, 12/20/51	1,839,134	1,646,902
2.50%, 4/20/52	1,968,385	1,705,075

Total Government National Mortgage Association		67,363,901

Tennessee Valley Authority – 0.2%
7.13%, 5/1/30	2,062,000	2,403,158
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $244,254,095)		236,226,414

U.S. GOVERNMENT OBLIGATIONS – 33.8%

U.S. Treasury Bonds – 4.4%
3.88%, 8/15/40	3,235,700	3,175,789
3.25%, 5/15/42	1,851,200	1,637,733
4.00%, 11/15/42	3,597,100	3,548,764
3.75%, 11/15/43	3,815,600	3,617,964
3.63%, 2/15/44	4,574,900	4,249,296
3.13%, 8/15/44	2,345,200	2,008,261
3.00%, 11/15/44	3,721,100	3,117,293
3.00%, 11/15/45	4,141,800	3,456,462
2.50%, 2/15/46	2,887,200	2,196,979
2.50%, 5/15/46	3,741,800	2,846,691
2.25%, 8/15/46	4,190,100	3,027,020
4.00%, 11/15/52	14,976,000	15,254,460

Total U.S. Treasury Bonds		48,136,712

U.S. Treasury Notes – 29.4%
0.13%, 1/15/24	66,792,800	63,956,715
2.25%, 11/15/24	2,663,200	2,547,829
4.13%, 1/31/25	30,000,000	29,612,109
4.63%, 2/28/25	30,337,000	30,241,012
2.88%, 6/15/25	20,548,900	19,750,222
3.00%, 7/15/25	3,186,300	3,068,059
3.88%, 1/15/26	15,318,400	15,056,910
0.38%, 1/31/26	7,650,800	6,797,855
4.00%, 2/15/26	53,638,000	52,898,383
2.00%, 11/15/26	5,004,300	4,603,174
1.25%, 11/30/26	6,774,200	6,051,266
1.50%, 1/31/27	22,673,700	20,378,874
2.75%, 4/30/27	384,000	361,425
3.50%, 1/31/28	14,523,600	14,083,353
4.00%, 2/29/28	37,452,000	37,178,425
4.13%, 11/15/32	6,000,400	6,098,844
3.50%, 2/15/33	4,500,000	4,352,695

Total U.S. Treasury Notes		317,037,150
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $370,036,699)		365,173,862

CORPORATE BONDS – 33.8%

Australia – 0.4%

Australia & New Zealand Banking Group Ltd. 4.40%, 5/19/26(b)	845,000	811,073

Macquarie Bank Ltd. 6.80%, 1/18/33(b)	205,000	207,495

Mineral Resources Ltd. 8.00%, 11/1/27(b)	5,000	4,988

National Australia Bank Ltd. 2.88%, 4/12/23	412,000	411,044

Rio Tinto Finance USA Ltd. 7.13%, 7/15/28	309,000	339,829

Scentre Group Trust 2
4.75%, 9/24/80, (4.75% fixed rate until 6/24/26; 5-year Constant Maturity Treasury Rate + 4.40% thereafter)(a)(b)	798,000	738,022

Westpac Banking Corp.
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year U.S. dollar ICE Swap Rate + 2.236% thereafter)(a)	309,000	291,619
3.02%, 11/18/36, (3.02% fixed rate until 11/18/31; 5-year Constant Maturity Treasury Rate + 1.53% thereafter)(a)	1,259,000	965,288

Woodside Finance Ltd. 4.50%, 3/4/29(b)	714,000	672,595

Total Australia		4,441,953

Austria – 0.2%

Oesterreichische Kontrollbank AG 0.50%, 2/2/26	1,237,000	1,097,355

Suzano Austria GmbH 3.75%, 1/15/31	575,000	487,502

Total Austria		1,584,857

Belgium – 0.3%

Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/46	1,444,000	1,326,863

Anheuser-Busch InBev Worldwide, Inc. 3.50%, 6/1/30	619,000	564,423
8.20%, 1/15/39	309,000	386,704
4.35%, 6/1/40	619,000	544,782
4.50%, 6/1/50	619,000	546,985

Total Belgium		3,369,757

Bermuda – 0.1%

Bacardi Ltd. 4.70%, 5/15/28(b)	663,000	642,626

Brazil – 0.1%

Braskem Netherlands Finance BV 4.50%, 1/31/30(c)	250,000	210,980

Petrobras Global Finance BV 5.60%, 1/3/31	625,000	576,106

Vale Overseas Ltd. 3.75%, 7/8/30	500,000	435,170
6.88%, 11/21/36	175,000	179,615

Total Brazil		1,401,871

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value

Canada – 0.9%

Air Canada Pass-Through Trust
10.50%, 7/15/26, Series 2020-1C, Class C(b)	$200,000	$214,058

Bank of Montreal
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(a)	412,000	368,843

Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/39	330,000	340,517

Bell Telephone Co. of Canada / Bell Canada 4.46%, 4/1/48	340,000	290,051

Bombardier, Inc. 6.00%, 2/15/28(b)	100,000	93,851

Brookfield Finance, Inc. 2.72%, 4/15/31	309,000	251,949

Canadian Pacific Railway Co. 4.80%, 9/15/35	309,000	289,175
4.80%, 8/1/45	309,000	282,565

Cascades, Inc. / Cascades USA, Inc. 5.38%, 1/15/28(b)	40,000	36,373

Cenovus Energy, Inc. 6.75%, 11/15/39	552,000	578,286

Garda World Security Corp. 6.00%, 6/1/29(b)	382,000	313,603

New Gold, Inc. 7.50%, 7/15/27(b)	123,000	106,732

Nutrien Ltd. 2.95%, 5/13/30	412,000	351,609

Precision Drilling Corp. 6.88%, 1/15/29(b)	90,000	81,191

Rogers Communications, Inc. 4.35%, 5/1/49	450,000	351,725

Royal Bank of Canada 0.88%, 1/20/26	412,000	364,950

Suncor Energy, Inc. 6.50%, 6/15/38	598,000	615,198

Teck Resources Ltd. 3.90%, 7/15/30	782,000	700,813

Teine Energy Ltd. 6.88%, 4/15/29(b)	245,000	226,779

TELUS Corp. 3.40%, 5/13/32	846,000	719,785

Toronto-Dominion Bank 3.25%, 3/11/24	412,000	403,150
1.95%, 1/12/27	309,000	275,214
4.46%, 6/8/32	748,000	704,975

TransCanada PipeLines Ltd. 4.63%, 3/1/34	825,000	752,474
7.63%, 1/15/39	412,000	478,925

Total Canada		9,192,791

Chile – 0.1%

Corp. Nacional del Cobre de Chile 5.13%, 2/2/33(b)	1,000,000	973,440

China – 0.6%

Alibaba Group Holding Ltd. 2.80%, 6/6/23	412,000	409,194
3.40%, 12/6/27	412,000	378,698

Baidu, Inc. 1.72%, 4/9/26	412,000	367,002

ENN Clean Energy International Investment Ltd. 3.38%, 5/12/26(c)	825,000	746,270

JD.com, Inc. 3.38%, 1/14/30	600,000	532,452

Lenovo Group Ltd. 5.88%, 4/24/25(c)	325,000	323,963
3.42%, 11/2/30(c)	400,000	327,816

NXP BV / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/29	1,209,000	1,117,878

Prosus NV 3.68%, 1/21/30(b)	842,000	701,967

State Grid Overseas Investment BVI Ltd. 3.50%, 5/4/27(c)	275,000	262,336
4.25%, 5/2/28(c)	275,000	268,175

Tencent Holdings Ltd. 2.88%, 4/22/31(c)	1,100,000	914,232

Total China		6,349,983

Colombia – 0.1%

Ecopetrol SA 8.88%, 1/13/33	475,000	467,044

France – 0.6%

Altice France SA 5.50%, 10/15/29(b)	500,000	390,870

BNP Paribas SA 3.50%, 11/16/27(b)	412,000	379,382
2.87%, 4/19/32, (2.871% fixed rate until 4/19/31; Secured Overnight Financing Rate + 1.387% thereafter)(a)(b)	910,000	736,618

BPCE SA 1.00%, 1/20/26(b)	730,000	645,955
3.25%, 1/11/28(b)	412,000	372,951

Electricite de France SA 6.95%, 1/26/39(b)	325,000	348,095
4.50%, 12/4/69(c)	1,200,000	877,056

Orange SA 9.00%, 3/1/31	179,000	219,205

Pernod Ricard SA 5.50%, 1/15/42(b)	150,000	150,032

Sanofi 3.63%, 6/19/28	412,000	391,511

Societe Generale SA
1.49%, 12/14/26, (1.488% fixed rate until 12/14/25; 1-year Constant Maturity Treasury Rate + 1.10% thereafter)(a)(b)	1,774,000	1,572,633

TotalEnergies Capital International SA 3.46%, 2/19/29	437,000	404,513

Total France		6,488,821

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value

Germany – 0.3%

Deutsche Bank AG
1.45%, 4/1/25, (1.447% fixed rate until 4/1/24; Secured Overnight Financing Rate + 1.131% thereafter)(a)	$412,000	$389,859
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581% thereafter)(a)	412,000	395,977
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(a)	1,767,000	1,398,439
3.74%, 1/7/33, (3.742% fixed rate until 10/7/31; Secured Overnight Financing Rate + 2.257% thereafter)(a)	797,000	608,462

Deutsche Telekom International Finance BV 8.75%, 6/15/30	619,000	735,248

Total Germany		3,527,985

Hong Kong – 0.0%

Melco Resorts Finance Ltd. 5.25%, 4/26/26(c)	200,000	181,326

India – 0.1%

Reliance Industries Ltd. 2.88%, 1/12/32(c)	650,000	528,235

Summit Digitel Infrastructure Ltd. 2.88%, 8/12/31(c)	425,000	328,895

Total India		857,130

Indonesia – 0.1%

Pertamina Persero PT 2.30%, 2/9/31(c)	800,000	646,712

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 5/21/28(c)	200,000	198,786
5.25%, 10/24/42(c)	200,000	176,280

Total Indonesia		1,021,778

Ireland – 0.1%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.40%, 10/29/33	1,351,000	1,052,632

Israel – 0.1%

Israel Electric Corp. Ltd. 4.25%, 8/14/28(b)(c)	412,000	385,809

Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/36	500,000	450,910

Total Israel		836,719

Italy – 0.3%

Enel Finance International NV 7.75%, 10/14/52(b)	1,017,000	1,146,291

Intesa Sanpaolo SpA
8.25%, 11/21/33, (8.248% fixed rate until 11/21/32; 1-year Constant Maturity Treasury Rate + 4.40% thereafter)(a)(b)	866,000	914,150

Telecom Italia Capital SA 6.00%, 9/30/34	438,000	366,860

UniCredit SpA
2.57%, 9/22/26, (2.569% fixed rate until 9/22/25; 1-year Constant Maturity Treasury Rate + 2.30% thereafter)(a)(b)	730,000	660,847

Total Italy		3,088,148

Japan – 0.5%

Dai-ichi Life Insurance Co. Ltd.
4.00%, 7/24/26, (4.00% fixed rate until 7/24/26; 3-month U.S. dollar London Interbank Offered Rate + 3.66% thereafter)(a)(b)(d)	200,000	187,914

Mitsubishi UFJ Financial Group, Inc. 3.85%, 3/1/26	309,000	295,528

Mizuho Financial Group, Inc. 2.56%, 9/13/31	1,743,000	1,357,013

Nissan Motor Co. Ltd. 4.81%, 9/17/30(b)	895,000	778,113

Nomura Holdings, Inc. 3.10%, 1/16/30	647,000	548,481

NTT Finance Corp. 1.16%, 4/3/26(b)	912,000	805,405

ORIX Corp. 2.25%, 3/9/31	309,000	249,898

Sumitomo Mitsui Financial Group, Inc. 3.04%, 7/16/29	719,000	623,344

Total Japan		4,845,696

Kazakhstan – 0.0%

KazMunayGas National Co. JSC 3.50%, 4/14/33(c)	375,000	283,721

Luxembourg – 0.1%

Altice France Holding SA 6.00%, 2/15/28(b)	500,000	346,280

ArcelorMittal SA 6.80%, 11/29/32	1,003,000	1,016,490

Total Luxembourg		1,362,770

Malaysia – 0.1%

Petronas Capital Ltd. 2.48%, 1/28/32(c)	1,300,000	1,076,244

Mexico – 0.3%

America Movil SAB de CV 4.70%, 7/21/32	450,000	431,006

Cemex SAB de CV 5.45%, 11/19/29(c)	450,000	421,983

Comision Federal de Electricidad 3.88%, 7/26/33(c)	500,000	381,695

Fomento Economico Mexicano SAB de CV 3.50%, 1/16/50	280,000	213,951

Petroleos Mexicanos 5.95%, 1/28/31	1,875,000	1,437,112

Total Mexico		2,885,747

Mongolia – 0.0%

Sands China Ltd. 5.90%, 8/8/28	200,000	189,246

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value

Netherlands – 0.2%

Cooperatieve Rabobank UA 5.75%, 12/1/43	$1,237,000	$1,250,842

Shell International Finance BV 3.25%, 5/11/25	412,000	396,892
2.88%, 5/10/26	429,000	401,956
4.13%, 5/11/35	619,000	570,086

Total Netherlands		2,619,776

New Zealand – 0.0%

ANZ New Zealand International Ltd. 1.25%, 6/22/26(b)	364,000	318,970

Norway – 0.0%

Equinor ASA 2.38%, 5/22/30	412,000	351,502

Peru – 0.0%

Southern Copper Corp. 5.88%, 4/23/45	300,000	304,419

Qatar – 0.0%

QatarEnergy 3.30%, 7/12/51(c)	200,000	146,820

Saudi Arabia – 0.1%

Saudi Arabian Oil Co. 2.25%, 11/24/30(c)	1,200,000	987,504

Saudi Electricity Global Sukuk Co. 4 4.72%, 9/27/28(c)	200,000	202,338

Total Saudi Arabia		1,189,842

South Africa – 0.1%

Anglo American Capital PLC 5.63%, 4/1/30(b)	730,000	723,795

South Korea – 0.0%

SK Hynix, Inc. 6.38%, 1/17/28(b)	350,000	345,317

Spain – 0.4%

Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/26, (5.862% fixed rate until 9/14/25; 1-year Constant Maturity Treasury Rate + 2.30% thereafter)(a)	600,000	596,262

Banco Santander SA 3.80%, 2/23/28	200,000	183,700
2.75%, 12/3/30	1,400,000	1,092,756

Telefonica Emisiones SA 7.05%, 6/20/36	1,670,000	1,762,217
4.67%, 3/6/38	309,000	255,543

Total Spain		3,890,478

Switzerland – 0.4%

Alcon Finance Corp. 3.00%, 9/23/29(b)	314,000	273,824

Credit Suisse Group AG 3.80%, 6/9/23	412,000	407,892
4.55%, 4/17/26	2,837,000	2,543,257
4.28%, 1/9/28(b)	309,000	259,563
6.54%, 8/12/33, (6.537% fixed rate until 8/12/32; Secured Overnight Financing Rate + 3.92% thereafter)(a)(b)	929,000	832,765

Zurich Finance Ireland Designated Activity Co.
3.00%, 4/19/51, (3.00% fixed rate until 1/19/31; 5-year Constant Maturity Treasury Rate + 2.777% thereafter)(a)(c)	308,000	241,463

Total Switzerland		4,558,764

Taiwan – 0.1%

TSMC Global Ltd. 1.25%, 4/23/26(b)	822,000	727,725

Thailand – 0.0%

GC Treasury Center Co. Ltd. 4.40%, 3/30/32(c)	225,000	200,383

Thaioil Treasury Center Co. Ltd. 2.50%, 6/18/30(c)	275,000	219,428

Total Thailand		419,811

United Arab Emirates – 0.1%

Galaxy Pipeline Assets Bidco Ltd. 2.16%, 3/31/34(b)	734,180	621,961

MDGH GMTN RSC Ltd. 5.50%, 4/28/33(c)	550,000	571,989

Total United Arab Emirates		1,193,950

United Kingdom – 1.6%

AstraZeneca PLC 4.00%, 1/17/29	412,000	395,248
6.45%, 9/15/37	577,000	651,935
4.38%, 8/17/48	412,000	373,894

Barclays PLC 4.38%, 1/12/26	309,000	298,886
5.20%, 5/12/26	412,000	401,494
2.67%, 3/10/32, (2.667% fixed rate until 3/10/31; 1-year Constant Maturity Treasury Rate + 1.20% thereafter)(a)	412,000	321,595
7.44%, 11/2/33, (7.437% fixed rate until 11/2/32; 1-year Constant Maturity Treasury Rate + 3.50% thereafter)(a)	938,000	1,012,824
3.81%, 3/10/42, (3.811% fixed rate until 3/10/41; 1-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)	309,000	224,504

BAT Capital Corp. 3.22%, 8/15/24	412,000	397,217
3.56%, 8/15/27	563,000	513,692

CK Hutchison International 21 Ltd. 2.50%, 4/15/31(b)	750,000	627,030

Diageo Capital PLC 3.50%, 9/18/23	412,000	408,374
3.88%, 5/18/28	412,000	393,584
2.13%, 4/29/32	825,000	657,632

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value

GlaxoSmithKline Capital, Inc. 6.38%, 5/15/38	$206,000	$233,075

HSBC Holdings PLC
3.80%, 3/11/25, (3.803% fixed rate until 3/11/24; 3-month U.S. dollar London Interbank Offered Rate + 1.211% thereafter)(a)	412,000	403,373
2.63%, 11/7/25, (2.633% fixed rate until 11/7/24; Secured Overnight Financing Rate + 1.402% thereafter)(a)	412,000	390,436
4.29%, 9/12/26, (4.292% fixed rate until 9/12/25; 3-month U.S. dollar London Interbank Offered Rate + 1.348% thereafter)(a)	309,000	297,765
8.11%, 11/3/33, (8.113% fixed rate until 11/3/32; Secured Overnight Financing Rate + 4.25% thereafter)(a)	668,000	735,615
6.50%, 9/15/37	1,402,000	1,453,720

Imperial Brands Finance PLC 4.25%, 7/21/25(b)	755,000	726,378

Jaguar Land Rover Automotive PLC 5.50%, 7/15/29(b)	492,000	394,092

Lloyds Banking Group PLC 3.90%, 3/12/24	412,000	405,128
7.95%, 11/15/33, (7.437% fixed rate until 8/15/32; 1-year Constant Maturity Treasury Rate + 3.75% thereafter)(a)	509,000	557,319

LSEGA Financing PLC 2.50%, 4/6/31(b)	515,000	429,052

Nationwide Building Society 4.00%, 9/14/26(b)	845,000	791,714

NatWest Group PLC
3.07%, 5/22/28, (3.073% fixed rate until 5/22/27; 1-year Constant Maturity Treasury Rate + 2.55% thereafter)(a)	412,000	371,756
3.03%, 11/28/35, (3.032% fixed rate until 8/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(a)	622,000	480,781

Reynolds American, Inc. 6.15%, 9/15/43	516,000	473,399

Santander UK Group Holdings PLC
6.83%, 11/21/26, (6.833% fixed rate until 11/21/25; Secured Overnight Financing Rate + 2.749% thereafter)(a)	465,000	473,268

Standard Chartered PLC 5.70%, 3/26/44(b)	301,000	287,383

Unilever Capital Corp. 3.50%, 3/22/28	412,000	387,020

Vodafone Group PLC 4.13%, 5/30/25	825,000	803,344
6.15%, 2/27/37	412,000	426,857

Total United Kingdom		17,199,384

United States – 25.4%

3M Co. 2.25%, 9/19/26	309,000	280,538
2.88%, 10/15/27	412,000	375,110
4.00%, 9/14/48	412,000	331,203

99 Escrow Issuer, Inc. 7.50%, 1/15/26(b)	500,000	243,160

Abbott Laboratories 1.40%, 6/30/30	412,000	330,395
4.90%, 11/30/46	412,000	405,939

AbbVie, Inc. 3.80%, 3/15/25	309,000	299,817
3.60%, 5/14/25	516,000	496,624
3.20%, 5/14/26	619,000	582,070
3.20%, 11/21/29	412,000	364,389
4.55%, 3/15/35	309,000	287,741
4.50%, 5/14/35	412,000	382,707
4.05%, 11/21/39	412,000	348,779
4.25%, 11/21/49	412,000	343,373

ACCO Brands Corp. 4.25%, 3/15/29(b)	242,000	198,363

AdaptHealth LLC 6.13%, 8/1/28(b)	73,000	67,580

Adobe, Inc. 2.30%, 2/1/30	769,000	658,310

ADT Security Corp. 4.88%, 7/15/32(b)	362,000	310,907

Air Products and Chemicals, Inc. 1.85%, 5/15/27	412,000	366,878
2.70%, 5/15/40	412,000	305,226

Alexandria Real Estate Equities, Inc. 2.00%, 5/18/32	412,000	315,267

Allegion U.S. Holding Co., Inc. 5.41%, 7/1/32	230,000	224,917

Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.88%, 11/1/29(b)	268,000	224,873

Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl 4.63%, 6/1/28(b)	250,000	206,948

Allstate Corp. 3.28%, 12/15/26	412,000	389,093

Ally Financial, Inc. 8.00%, 11/1/31	889,000	963,169

Alphabet, Inc. 1.10%, 8/15/30	412,000	325,060
1.90%, 8/15/40	825,000	550,019

Altria Group, Inc. 4.80%, 2/14/29	441,000	423,223

Amazon.com, Inc. 2.80%, 8/22/24	412,000	398,915
3.80%, 12/5/24	412,000	403,455
3.15%, 8/22/27	412,000	385,026
4.80%, 12/5/34	412,000	412,313

AMC Networks, Inc. 4.25%, 2/15/29	500,000	368,565

American Airlines Pass-Through Trust
4.00%, 1/15/27, Series 2013-1, Class A	123,547	113,717

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value
3.20%, 12/15/29, Series 2016-2, Class AA	$289,959	$260,229
3.65%, 12/15/29, Series 2016-2, Class A	315,000	266,742
3.35%, 4/15/31, Series 2017-2, Class AA	378,981	337,680

American Axle & Manufacturing, Inc. 6.50%, 4/1/27	93,000	86,003
6.88%, 7/1/28	281,000	252,473

American Electric Power Co., Inc.
3.88%, 2/15/62, (3.875% fixed rate until 11/15/26; 5-year Constant Maturity Treasury Rate + 2.675% thereafter)(a)	1,637,000	1,373,148

American Express Co. 3.00%, 10/30/24	309,000	298,000
3.30%, 5/3/27	412,000	385,208

American Homes 4 Rent LP 3.63%, 4/15/32	827,000	699,791

American Honda Finance Corp. 1.20%, 7/8/25	825,000	752,565

American International Group, Inc.
5.75%, 4/1/48, Series A-9, (5.75% fixed rate until 4/1/28; 3-month U.S. dollar London Interbank Offered Rate + 2.868% thereafter)(a)	423,000	409,409

American Tower Corp. 3.55%, 7/15/27	309,000	285,732

AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 5/20/25	20,000	19,092
5.75%, 5/20/27	70,000	65,092

AmerisourceBergen Corp. 2.80%, 5/15/30	825,000	703,989

Amgen, Inc. 2.30%, 2/25/31	825,000	669,372
3.15%, 2/21/40	412,000	303,628
4.40%, 5/1/45	619,000	518,493

Aon Global Ltd. 4.45%, 5/24/43	412,000	332,632

Apache Corp. 4.25%, 1/15/30	121,000	107,407
6.00%, 1/15/37	500,000	463,245
5.35%, 7/1/49	500,000	398,955

Appalachian Power Co. 4.45%, 6/1/45	309,000	260,027

Apple, Inc. 2.40%, 5/3/23	412,000	410,294
3.00%, 2/9/24	309,000	302,811
3.20%, 5/13/25	412,000	398,029
3.25%, 2/23/26	412,000	394,494
3.35%, 2/9/27	412,000	392,817
1.20%, 2/8/28	309,000	262,051
1.65%, 5/11/30	412,000	336,785
2.38%, 2/8/41	309,000	218,704
3.85%, 5/4/43	412,000	354,901
2.65%, 5/11/50	412,000	277,169

Aptim Corp. 7.75%, 6/15/25(b)	62,000	44,318

APX Group, Inc. 5.75%, 7/15/29(b)	224,000	187,905

Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 5.25%, 8/15/27(b)	200,000	164,464

Ares Capital Corp. 2.88%, 6/15/28	2,748,000	2,258,224

Arizona Public Service Co. 2.95%, 9/15/27	309,000	281,187
3.35%, 5/15/50	412,000	281,178

Asbury Automotive Group, Inc. 4.63%, 11/15/29(b)	63,000	54,770

Ascent Resources Utica Holdings LLC / ARU Finance Corp. 8.25%, 12/31/28(b)	70,000	68,419
5.88%, 6/30/29(b)	380,000	332,352

Ashland LLC 3.38%, 9/1/31(b)	216,000	172,390

ASP Unifrax Holdings, Inc. 7.50%, 9/30/29(b)	100,000	68,512

At Home Group, Inc. 7.13%, 7/15/29(b)	198,000	123,566

AT&T, Inc. 1.70%, 3/25/26	412,000	370,516
2.30%, 6/1/27	412,000	367,488
2.55%, 12/1/33	1,798,000	1,377,879
4.50%, 5/15/35	412,000	370,829
3.50%, 6/1/41	825,000	620,548
3.65%, 6/1/51	412,000	295,062
3.50%, 9/15/53	2,098,000	1,442,732
3.55%, 9/15/55	730,000	495,539
3.80%, 12/1/57	521,000	366,398

Athene Holding Ltd. 3.95%, 5/25/51	2,000,000	1,410,720

Autodesk, Inc. 2.40%, 12/15/31	850,000	680,654

AutoZone, Inc. 3.13%, 7/15/23	309,000	306,500

Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. 3.14%, 11/7/29	412,000	364,257

Baltimore Gas & Electric Co. 3.35%, 7/1/23	412,000	409,421

Bank of America Corp.
1.84%, 2/4/25, (1.843% fixed rate until 2/4/24; Secured Overnight Financing Rate + 0.67% thereafter)(a)	412,000	397,172
3.95%, 4/21/25, Series L	619,000	600,362
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(a)	412,000	395,763
4.45%, 3/3/26	825,000	802,651
3.50%, 4/19/26	412,000	393,650
4.25%, 10/22/26	412,000	396,233

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.575% thereafter)(a)	$421,000	$396,077
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(a)	983,000	897,332
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	825,000	682,382
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(a)	528,000	411,750
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(a)	794,000	545,748

Bank of New York Mellon Corp. 3.25%, 5/16/27	309,000	289,820
3.00%, 10/30/28	289,000	258,597

Bath & Body Works, Inc. 7.60%, 7/15/37	250,000	212,828

Bausch Health Cos., Inc. 4.88%, 6/1/28(b)	100,000	62,525
6.25%, 2/15/29(b)	187,000	81,824
5.25%, 2/15/31(b)	100,000	43,951

BCPE Empire Holdings, Inc. 7.63%, 5/1/27(b)	9,000	8,297

Becton Dickinson and Co. 1.96%, 2/11/31	412,000	324,672

Bed Bath & Beyond, Inc. 3.75%, 8/1/24	192,000	60,480

Berkshire Hathaway Energy Co. 6.13%, 4/1/36	412,000	438,384

Berkshire Hathaway Finance Corp. 4.20%, 8/15/48	412,000	364,719

Berkshire Hathaway, Inc. 3.13%, 3/15/26	412,000	393,674

Biogen, Inc. 4.05%, 9/15/25	309,000	299,192

BlackRock, Inc. 1.90%, 1/28/31	825,000	666,534

Blackstone Holdings Finance Co. LLC 6.20%, 4/22/33(b)	360,000	370,235

Blackstone Private Credit Fund 4.00%, 1/15/29	3,000,000	2,554,650

Boeing Co. 2.20%, 2/4/26	412,000	374,236
5.04%, 5/1/27	412,000	405,919
5.15%, 5/1/30	1,237,000	1,200,088
5.71%, 5/1/40	412,000	395,005
5.93%, 5/1/60	886,000	836,650

Booking Holdings, Inc. 4.63%, 4/13/30	147,000	142,799

BorgWarner, Inc. 2.65%, 7/1/27	412,000	370,376

Boston Properties LP 3.25%, 1/30/31	368,000	307,394
2.55%, 4/1/32	412,000	314,661

BP Capital Markets America, Inc. 3.94%, 9/21/28	412,000	392,434

Brighthouse Financial, Inc. 5.63%, 5/15/30	619,000	609,412

Bristol-Myers Squibb Co. 1.13%, 11/13/27	412,000	350,233
3.90%, 2/20/28	412,000	395,083
2.35%, 11/13/40	412,000	282,171

Brixmor Operating Partnership LP 4.05%, 7/1/30	2,000,000	1,771,080

Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	412,000	388,874

Broadcom, Inc. 3.14%, 11/15/35(b)	1,903,000	1,404,985
4.93%, 5/15/37(b)	434,000	377,671

Brooklyn Union Gas Co. 4.27%, 3/15/48(b)	846,000	652,435

Burlington Northern Santa Fe LLC 3.30%, 9/15/51	412,000	300,402

Cablevision Lightpath LLC 3.88%, 9/15/27(b)	164,000	134,731

Capital One Financial Corp. 3.65%, 5/11/27	412,000	384,235

Carnival Corp. 7.63%, 3/1/26(b)	223,000	200,979
5.75%, 3/1/27(b)	312,000	256,742
10.50%, 6/1/30(b)	284,000	275,571

Caterpillar, Inc. 3.80%, 8/15/42	412,000	351,057
4.30%, 5/15/44	412,000	380,441

CCO Holdings LLC / CCO Holdings Capital Corp. 4.75%, 3/1/30(b)	233,000	196,291
4.75%, 2/1/32(b)	316,000	257,913
4.25%, 1/15/34(b)	500,000	374,960

Centene Corp. 4.63%, 12/15/29	403,000	369,890

CenterPoint Energy Houston Electric LLC 3.00%, 2/1/27, Series AA	309,000	290,605
3.35%, 4/1/51, Series AF	309,000	228,811

Charles Schwab Corp. 3.20%, 1/25/28	412,000	381,805

Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 7/23/25	619,000	605,828
5.38%, 4/1/38	200,000	167,460
6.48%, 10/23/45	412,000	373,391
5.38%, 5/1/47	619,000	491,796
5.75%, 4/1/48	200,000	166,672
3.85%, 4/1/61	200,000	117,760

Chemours Co. 5.75%, 11/15/28(b)	205,000	180,351

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value
4.63%, 11/15/29(b)	$365,000	$296,949

CHS / Community Health Systems, Inc. 8.00%, 12/15/27(b)	22,000	21,402
6.00%, 1/15/29(b)	353,000	307,435

Chubb Corp. 6.00%, 5/11/37	412,000	443,110

Chubb INA Holdings, Inc. 2.70%, 3/13/23	309,000	308,830

Ciena Corp. 4.00%, 1/31/30(b)	247,000	211,289

Cigna Group 3.25%, 4/15/25	309,000	296,606
4.80%, 8/15/38	412,000	379,534

Cinemark USA, Inc. 5.25%, 7/15/28(b)	348,000	291,857

Cisco Systems, Inc. 3.63%, 3/4/24	412,000	405,960
5.50%, 1/15/40	619,000	651,739

Citigroup, Inc. 3.50%, 5/15/23	412,000	410,818
4.00%, 8/5/24	289,000	284,396
2.01%, 1/25/26, (2.014% fixed rate until 1/25/25; Secured Overnight Financing Rate + 0.694% thereafter)(a)	309,000	288,516
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month U.S. dollar London Interbank Offered Rate + 1.563% thereafter)(a)	619,000	582,498
4.13%, 7/25/28	619,000	579,594
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month U.S. dollar London Interbank Offered Rate + 1.338% thereafter)(a)	412,000	376,346
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(a)	582,000	477,479
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	412,000	330,993
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month U.S. dollar London Interbank Offered Rate + 1.168% thereafter)(a)	412,000	339,500
8.13%, 7/15/39	254,000	322,826
5.30%, 5/6/44	327,000	308,099

Citizens Financial Group, Inc. 3.25%, 4/30/30	412,000	360,319

Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/27(b)	58,000	51,831

Clorox Co. 1.80%, 5/15/30	412,000	329,555

Cloud Software Group Holdings, Inc. 6.50%, 3/31/29(b)	263,000	228,202

Coca-Cola Co. 2.90%, 5/25/27	412,000	386,081
1.65%, 6/1/30	412,000	334,186
2.00%, 3/5/31	619,000	508,508
2.50%, 3/15/51	412,000	270,082

Comcast Corp. 1.95%, 1/15/31	1,237,000	992,692
4.25%, 1/15/33	309,000	288,943
4.20%, 8/15/34	309,000	284,299
3.75%, 4/1/40	412,000	339,904
3.97%, 11/1/47	299,000	241,619
2.89%, 11/1/51	408,000	264,457
2.94%, 11/1/56	1,476,000	927,828

Conduent Business Services LLC / Conduent State & Local Solutions, Inc. 6.00%, 11/1/29(b)	216,000	176,323

ConocoPhillips 4.03%, 3/15/62	825,000	654,596

Consensus Cloud Solutions, Inc. 6.50%, 10/15/28(b)	46,000	40,189

Constellation Merger Sub, Inc. 8.50%, 9/15/25(b)	240,000	202,745

CoreCivic, Inc. 4.75%, 10/15/27	11,000	9,575

CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50%, 6/15/31(b)	324,000	284,440

Credit Acceptance Corp. 6.63%, 3/15/26	40,000	37,794

CRH America, Inc. 3.88%, 5/18/25(b)	711,000	683,747

Crown Castle, Inc. 3.15%, 7/15/23	412,000	408,576
2.10%, 4/1/31	412,000	322,979

CSC Holdings LLC 5.75%, 1/15/30(b)	200,000	114,794
5.00%, 11/15/31(b)	200,000	106,878

CSX Corp. 4.40%, 3/1/43	412,000	357,229

CubeSmart LP 2.25%, 12/15/28	111,000	93,021

Curo Group Holdings Corp. 7.50%, 8/1/28(b)	500,000	211,415

Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(b)	32,000	30,163

CVR Partners LP / CVR Nitrogen Finance Corp. 6.13%, 6/15/28(b)	250,000	225,008

CVS Health Corp. 4.78%, 3/25/38	412,000	374,508
2.70%, 8/21/40	619,000	419,707
5.13%, 7/20/45	412,000	372,155
5.05%, 3/25/48	825,000	740,734

Dana, Inc. 4.25%, 9/1/30	326,000	263,649
4.50%, 2/15/32	425,000	339,354

Dealer Tire LLC / DT Issuer LLC 8.00%, 2/1/28(b)	86,000	78,306

Dell International LLC / EMC Corp. 6.02%, 6/15/26	1,610,000	1,629,368

Digital Realty Trust LP 3.60%, 7/1/29	472,000	417,635

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value

Discovery Communications LLC 3.63%, 5/15/30	$516,000	$442,000

DISH DBS Corp. 5.75%, 12/1/28(b)	323,000	258,229

Dominion Energy, Inc. 1.45%, 4/15/26, Series A	309,000	274,655
3.30%, 4/15/41, Series B	309,000	229,417

Dow Chemical Co. 3.60%, 11/15/50	309,000	223,317

DTE Energy Co. 1.05%, 6/1/25, Series F	412,000	373,317

Duke Energy Carolinas LLC 2.55%, 4/15/31	309,000	257,663
3.45%, 4/15/51	309,000	224,961

Duke Energy Corp. 2.45%, 6/1/30	412,000	338,837
3.50%, 6/15/51	855,000	598,791

Duke Energy Florida LLC 3.80%, 7/15/28	412,000	390,366

Duke Energy Progress LLC 4.20%, 8/15/45	309,000	258,108

DuPont de Nemours, Inc. 5.42%, 11/15/48	412,000	395,425

eBay, Inc. 2.70%, 3/11/30	619,000	526,138

Eco Material Technologies, Inc. 7.88%, 1/31/27(b)	3,000	2,879

Elevance Health, Inc. 1.50%, 3/15/26	309,000	276,502
3.65%, 12/1/27	412,000	386,835
4.10%, 3/1/28	309,000	295,110
2.55%, 3/15/31	309,000	256,343

Eli Lilly & Co. 2.25%, 5/15/50	1,547,000	974,069

Emerson Electric Co. 1.95%, 10/15/30	825,000	666,946

Encino Acquisition Partners Holdings LLC 8.50%, 5/1/28(b)	269,000	236,976

Energizer Holdings, Inc. 4.38%, 3/31/29(b)	248,000	210,416

Energy Transfer LP 6.50%, 2/1/42	746,000	744,053
6.13%, 12/15/45	330,000	309,279

EnLink Midstream Partners LP 5.05%, 4/1/45	500,000	384,655
5.45%, 6/1/47	500,000	397,335

Entergy Corp. 2.80%, 6/15/30	412,000	345,516

Enterprise Products Operating LLC 4.85%, 3/15/44	454,000	405,181
4.90%, 5/15/46	722,000	635,916
3.20%, 2/15/52	412,000	275,780

EOG Resources, Inc. 2.63%, 3/15/23	804,000	803,228

EQM Midstream Partners LP 4.50%, 1/15/29(b)	360,000	301,644

EQT Corp. 7.00%, 2/1/30	1,866,000	1,927,727

Equitable Holdings, Inc. 5.00%, 4/20/48	1,377,000	1,219,113

ERP Operating LP 3.00%, 7/1/29	150,000	131,439

Essex Portfolio LP 2.65%, 3/15/32	1,053,000	837,282

Evergy Kansas Central, Inc. 4.13%, 3/1/42	412,000	345,392

Exelon Corp. 4.95%, 6/15/35	412,000	391,083
5.10%, 6/15/45	309,000	284,660

Expedia Group, Inc. 3.25%, 2/15/30	736,000	621,567

Federal Realty Investment Trust 3.50%, 6/1/30	555,000	484,154

FedEx Corp. 3.40%, 2/15/28	412,000	379,951
2.40%, 5/15/31	309,000	251,477

Fidelity National Information Services, Inc. 2.25%, 3/1/31	1,292,000	1,016,520

First Student Bidco, Inc. / First Transit Parent, Inc. 4.00%, 7/31/29(b)	410,000	350,907

Fiserv, Inc. 2.25%, 6/1/27	412,000	365,786
2.65%, 6/1/30	825,000	691,325

Florida Power & Light Co. 4.05%, 6/1/42	619,000	527,530
3.80%, 12/15/42	309,000	255,664

Ford Motor Co. 4.75%, 1/15/43	500,000	367,950

Ford Motor Credit Co. LLC 4.95%, 5/28/27	500,000	466,425
4.13%, 8/17/27	500,000	447,475

Franklin Resources, Inc. 1.60%, 10/30/30	309,000	239,694

Freeport-McMoRan, Inc. 5.45%, 3/15/43	1,034,000	938,138

Frontier Communications Holdings LLC 6.75%, 5/1/29(b)	105,000	88,122

Gap, Inc. 3.63%, 10/1/29(b)	256,000	188,854
3.88%, 10/1/31(b)	333,000	238,784

GCI LLC 4.75%, 10/15/28(b)	128,000	109,857

GE HealthCare Technologies, Inc. 5.91%, 11/22/32(b)	100,000	103,380

General Mills, Inc. 3.00%, 2/1/51	310,000	218,547

General Motors Co. 6.60%, 4/1/36	309,000	309,260
6.25%, 10/2/43	2,455,000	2,315,654

General Motors Financial Co., Inc. 3.70%, 5/9/23	309,000	308,051

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value
5.25%, 3/1/26	$412,000	$407,386
3.60%, 6/21/30	2,790,000	2,394,015

Genesis Energy LP / Genesis Energy Finance Corp. 7.75%, 2/1/28	45,000	43,300

Genworth Holdings, Inc. 6.50%, 6/15/34	312,000	284,507

Gilead Sciences, Inc. 3.50%, 2/1/25	309,000	299,359
3.65%, 3/1/26	339,000	323,877
4.75%, 3/1/46	309,000	280,244

GLP Capital LP / GLP Financing II, Inc. 5.30%, 1/15/29	856,000	811,368

Goldman Sachs Group, Inc. 3.85%, 7/8/24	412,000	403,414
1.76%, 1/24/25, (1.757% fixed rate until 1/24/24; Secured Overnight Financing Rate + 0.73% thereafter)(a)	412,000	396,501
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	722,000	636,847
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	412,000	368,472
6.75%, 10/1/37	1,650,000	1,758,141

Goodyear Tire & Rubber Co. 5.63%, 4/30/33	497,000	424,140

GoTo Group, Inc. 5.50%, 9/1/27(b)	500,000	240,315

Grand Canyon University 5.13%, 10/1/28	39,000	35,747

Graphic Packaging International LLC 3.50%, 3/15/28(b)	23,000	20,144

Gray Television, Inc. 5.88%, 7/15/26(b)	114,000	103,658

HCA, Inc. 3.50%, 9/1/30	173,000	148,837

Healthcare Realty Holdings LP 2.00%, 3/15/31	637,000	487,209

Healthpeak Properties Interim, Inc. 3.00%, 1/15/30	1,008,000	869,652

Hershey Co. 2.30%, 8/15/26	309,000	285,173

Hewlett Packard Enterprise Co. 1.45%, 4/1/24	412,000	394,366

Hilton Domestic Operating Co., Inc. 3.63%, 2/15/32(b)	260,000	213,582

Holly Energy Partners LP / Holly Energy Finance Corp. 5.00%, 2/1/28(b)	60,000	54,467

Home Depot, Inc. 2.70%, 4/15/30	412,000	357,525
5.88%, 12/16/36	969,000	1,037,101
3.30%, 4/15/40	412,000	328,945

Honeywell International, Inc. 3.81%, 11/21/47	1,072,000	898,561

Host Hotels & Resorts LP 3.50%, 9/15/30, Series I	260,000	216,931

HP, Inc. 2.20%, 6/17/25	412,000	384,998

Humana, Inc. 3.85%, 10/1/24	722,000	704,990

Huntington National Bank 3.55%, 10/6/23	412,000	408,185

Hyatt Hotels Corp. 6.00%, 4/23/30	158,000	158,918

Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.38%, 2/1/29	145,000	125,470

Imola Merger Corp. 4.75%, 5/15/29(b)	400,000	340,416

Ingevity Corp. 3.88%, 11/1/28(b)	29,000	24,926

Intel Corp. 3.70%, 7/29/25	726,000	702,449
3.15%, 5/11/27	412,000	383,214
2.45%, 11/15/29	412,000	346,780

Intercontinental Exchange, Inc. 1.85%, 9/15/32	412,000	309,490

International Business Machines Corp. 3.38%, 8/1/23	412,000	409,005
3.45%, 2/19/26	412,000	392,846
1.95%, 5/15/30	1,237,000	997,603
2.85%, 5/15/40	412,000	295,058

International Paper Co. 4.35%, 8/15/48	808,000	680,142

Invitation Homes Operating Partnership LP 4.15%, 4/15/32	767,000	675,834

IPALCO Enterprises, Inc. 4.25%, 5/1/30	2,306,000	2,084,024

ITC Holdings Corp. 3.35%, 11/15/27	412,000	380,803

JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 3.63%, 1/15/32(b)	275,000	220,699
5.75%, 4/1/33(b)	1,160,000	1,085,331

Jefferies Financial Group, Inc. 4.15%, 1/23/30	412,000	373,515

John Deere Capital Corp. 2.80%, 3/6/23	412,000	411,942
2.80%, 9/8/27	412,000	378,986
3.45%, 3/7/29	412,000	382,249

Johnson & Johnson 2.45%, 3/1/26	412,000	386,114
2.90%, 1/15/28	412,000	383,300
3.63%, 3/3/37	412,000	364,340

JPMorgan Chase & Co. 3.13%, 1/23/25	309,000	297,857
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(a)	309,000	301,618

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value
4.13%, 12/15/26	$412,000	$396,880
4.25%, 10/1/27	412,000	396,278
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.337% thereafter)(a)	412,000	387,453
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(a)	309,000	286,502
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	412,000	360,924
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 0.945% thereafter)(a)	412,000	376,922
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; Secured Overnight Financing Rate + 2.515% thereafter)(a)	825,000	694,221
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(a)	619,000	477,131
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month U.S. dollar London Interbank Offered Rate + 1.36% thereafter)(a)	309,000	257,891
5.50%, 10/15/40	980,000	992,632
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; Secured Overnight Financing Rate + 1.51% thereafter)(a)	619,000	416,203
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(a)	412,000	292,817

Kaiser Aluminum Corp. 4.63%, 3/1/28(b)	89,000	76,638

Kellogg Co. 2.10%, 6/1/30	412,000	335,747

Kentucky Utilities Co. 5.13%, 11/1/40	1,031,000	989,564
3.30%, 6/1/50	412,000	292,339

Kimco Realty OP LLC 2.70%, 10/1/30	619,000	512,222

Kinder Morgan Energy Partners LP 6.95%, 1/15/38	546,000	583,794

Kinder Morgan, Inc. 2.00%, 2/15/31	309,000	240,050

Kohl’s Corp. 5.55%, 7/17/45	500,000	323,020

Kroger Co. 2.65%, 10/15/26	412,000	379,880
7.50%, 4/1/31	363,000	410,923

Lam Research Corp. 4.00%, 3/15/29	309,000	293,448

LCPR Senior Secured Financing DAC 5.13%, 7/15/29(b)	283,000	238,280

Lennar Corp. 4.75%, 11/29/27	254,000	243,614

Liberty Interactive LLC 8.50%, 7/15/29	277,000	128,899
8.25%, 2/1/30	500,000	204,690

Life Storage LP 2.40%, 10/15/31	463,000	367,678

Lincoln National Corp. 3.63%, 12/12/26	309,000	291,545
3.80%, 3/1/28	412,000	381,928

Lockheed Martin Corp. 3.55%, 1/15/26	368,000	355,735
3.60%, 3/1/35	516,000	456,046
2.80%, 6/15/50	619,000	427,531

Lowe’s Cos., Inc. 3.10%, 5/3/27	412,000	382,843
2.63%, 4/1/31	309,000	254,650

LSB Industries, Inc. 6.25%, 10/15/28(b)	203,000	184,978

LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75%, 2/15/26(b)	120,000	106,068

Lumen Technologies, Inc. 7.65%, 3/15/42, Series U	288,000	144,184

LYB International Finance III LLC 1.25%, 10/1/25	405,000	363,220
3.38%, 10/1/40	309,000	222,010

Macy’s Retail Holdings LLC 4.50%, 12/15/34	365,000	265,585
6.38%, 3/15/37	306,000	248,212
6.70%, 7/15/34(b)	262,000	215,857

Magellan Midstream Partners LP 4.20%, 12/1/42	619,000	465,878

Marathon Petroleum Corp. 6.50%, 3/1/41	192,000	198,674

Markel Corp. 3.63%, 3/30/23	412,000	411,555

Marriott International, Inc. 4.63%, 6/15/30, Series FF	1,110,000	1,048,539

Marsh & McLennan Cos., Inc. 2.25%, 11/15/30	412,000	334,495

Masonite International Corp. 3.50%, 2/15/30(b)	300,000	245,802

Massachusetts Mutual Life Insurance Co.
5.08%, 2/15/69, (5.077% fixed rate until 2/15/49; 3-month U.S. dollar London Interbank Offered Rate + 3.191% thereafter)(a)(b)	362,000	330,383

Mastercard, Inc. 3.50%, 2/26/28	412,000	390,428

Match Group Holdings II LLC 4.63%, 6/1/28(b)	47,000	42,023
5.63%, 2/15/29(b)	6,000	5,533

McAfee Corp. 7.38%, 2/15/30(b)	404,000	320,336

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value

McDonald’s Corp. 4.88%, 12/9/45	$1,938,000	$1,767,611

McGraw-Hill Education, Inc. 5.75%, 8/1/28(b)	85,000	74,542

McKesson Corp. 0.90%, 12/3/25	412,000	368,806

Medtronic, Inc. 4.38%, 3/15/35	295,000	279,985

Merck & Co., Inc.
0.75%, 2/24/26	412,000	364,847
1.45%, 6/24/30	412,000	329,868
3.90%, 3/7/39	412,000	360,945
4.15%, 5/18/43	412,000	368,485

Metis Merger Sub LLC 6.50%, 5/15/29(b)	239,000	193,877

MetLife, Inc. 5.00%, 7/15/52	394,000	377,917

Metropolitan Life Global Funding I 3.45%, 12/18/26(b)	309,000	288,887

Michaels Cos., Inc. 7.88%, 5/1/29(b)	248,000	188,210

Micron Technology, Inc. 4.66%, 2/15/30	197,000	181,169

Microsoft Corp.
2.38%, 5/1/23	412,000	410,265
3.63%, 12/15/23	309,000	305,440
2.40%, 8/8/26	412,000	382,031
3.30%, 2/6/27	619,000	591,560
2.53%, 6/1/50	928,000	620,628
2.92%, 3/17/52	412,000	297,567

Mid-America Apartments LP 1.70%, 2/15/31	412,000	322,122

Midcap Financial Issuer Trust 6.50%, 5/1/28(b)	309,000	266,568

Mississippi Power Co. 4.25%, 3/15/42, Series 12-A	825,000	680,749

Mohegan Tribal Gaming Authority 8.00%, 2/1/26(b)	179,000	167,102

Molson Coors Beverage Co. 3.00%, 7/15/26	852,000	788,245

Moody’s Corp. 2.00%, 8/19/31	626,000	494,778

Morgan Stanley
4.10%, 5/22/23	412,000	411,106
3.88%, 4/29/24, Series F	309,000	304,291
4.00%, 7/23/25	309,000	301,161
5.00%, 11/24/25	412,000	407,917
3.63%, 1/20/27	309,000	292,419
3.95%, 4/23/27	309,000	292,138
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	516,000	455,783
3.59%, 7/22/28, (3.591% fixed rate until 7/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.34% thereafter)(a)	722,000	668,023
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month U.S. dollar London Interbank Offered Rate + 1.14% thereafter)(a)	412,000	380,976
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(a)	1,665,000	1,241,940

Moss Creek Resources Holdings, Inc. 10.50%, 5/15/27(b)	14,000	13,400

MPH Acquisition Holdings LLC 5.75%, 11/1/28(b)	500,000	325,830

MPLX LP 4.88%, 12/1/24	412,000	406,706
4.00%, 3/15/28	412,000	386,065

MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26	120,000	107,129

MSCI, Inc. 3.63%, 11/1/31(b)	170,000	142,232

Nasdaq, Inc. 1.65%, 1/15/31	85,000	65,090

National Fuel Gas Co. 5.20%, 7/15/25	412,000	406,768

National Grid USA 5.80%, 4/1/35	1,025,000	1,009,184

National Retail Properties, Inc. 4.30%, 10/15/28	351,000	328,543

National Rural Utilities Cooperative Finance Corp.
5.25%, 4/20/46, (5.25% fixed rate until 4/20/26; 3-month U.S. dollar London Interbank Offered Rate + 3.63% thereafter)(a)	412,000	390,226

Navient Corp. 4.88%, 3/15/28	146,000	124,366

NCL Corp. Ltd. 5.88%, 3/15/26(b)	187,000	162,847

NCR Corp. 5.00%, 10/1/28(b)	339,000	294,337
5.25%, 10/1/30(b)	386,000	323,549

Newell Brands, Inc. 5.75%, 4/1/46	500,000	401,500

Newmont Corp. 2.25%, 10/1/30	1,120,000	903,314

NFP Corp. 6.88%, 8/15/28(b)	200,000	170,696

Niagara Mohawk Power Corp. 5.78%, 9/16/52(b)	185,000	188,167

Nordstrom, Inc. 4.25%, 8/1/31	241,000	176,660

Norfolk Southern Corp. 3.95%, 10/1/42	412,000	338,895

Northern Trust Corp.
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; 3-month U.S. dollar London Interbank Offered Rate + 1.131% thereafter)(a)	309,000	280,736

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value

Northrop Grumman Corp. 2.93%, 1/15/25	$309,000	$295,945
4.03%, 10/15/47	412,000	341,449

Northwestern Mutual Life Insurance Co. 3.63%, 9/30/59(b)	324,000	229,324

Novelis Corp. 4.75%, 1/30/30(b)	201,000	176,649
3.88%, 8/15/31(b)	385,000	312,100

NRG Energy, Inc. 3.38%, 2/15/29(b)	274,000	223,639

Nucor Corp. 2.00%, 6/1/25	412,000	383,288

NVIDIA Corp. 2.85%, 4/1/30	412,000	363,372
3.50%, 4/1/40	412,000	339,525

Occidental Petroleum Corp. 3.50%, 8/15/29	155,000	138,237
7.88%, 9/15/31	173,000	187,942
6.45%, 9/15/36	500,000	502,455
4.20%, 3/15/48	500,000	383,600

Ohio Edison Co. 6.88%, 7/15/36	1,826,000	2,005,861

Ohio National Financial Services, Inc. 6.63%, 5/1/31(b)	163,000	157,028

Olin Corp. 5.63%, 8/1/29	15,000	14,298

Omega Healthcare Investors, Inc. 3.38%, 2/1/31	332,000	262,390

OneMain Finance Corp. 4.00%, 9/15/30	348,000	266,192

ONEOK Partners LP 6.20%, 9/15/43	412,000	399,953

Oracle Corp. 2.95%, 11/15/24	412,000	395,273
2.95%, 5/15/25	309,000	293,195
1.65%, 3/25/26	309,000	276,141
3.25%, 11/15/27	412,000	377,178
2.95%, 4/1/30	2,567,000	2,192,372
3.90%, 5/15/35	309,000	257,298
5.38%, 7/15/40	619,000	568,743
4.13%, 5/15/45	309,000	233,888

P&L Development LLC / PLD Finance Corp. 7.75%, 11/15/25(b)	58,000	46,888

Pacific Gas and Electric Co. 2.10%, 8/1/27	619,000	527,178
2.50%, 2/1/31	619,000	482,715
3.30%, 8/1/40	619,000	420,771
4.95%, 7/1/50	1,826,000	1,443,891
3.50%, 8/1/50	619,000	390,453

PacifiCorp 4.15%, 2/15/50	412,000	341,597

Packaging Corp. of America 3.00%, 12/15/29	776,000	669,098

Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC 4.38%, 10/15/28(b)	157,000	135,430

Paramount Global 4.20%, 5/19/32	1,031,000	850,070

PayPal Holdings, Inc. 1.65%, 6/1/25	412,000	381,862
2.30%, 6/1/30	412,000	339,871

Paysafe Finance PLC / Paysafe Holdings U.S. Corp. 4.00%, 6/15/29(b)	309,000	246,814

PECO Energy Co. 4.15%, 10/1/44	309,000	261,154

PennyMac Financial Services, Inc. 4.25%, 2/15/29(b)	290,000	228,384

PepsiCo, Inc. 3.60%, 3/1/24	412,000	406,780
1.63%, 5/1/30	1,031,000	838,069

Pfizer, Inc. 3.45%, 3/15/29	412,000	384,219
4.10%, 9/15/38	412,000	372,411
3.90%, 3/15/39	412,000	360,669
4.30%, 6/15/43	412,000	375,509

PG&E Corp. 5.25%, 7/1/30	86,000	77,305

PGT Innovations, Inc. 4.38%, 10/1/29(b)	197,000	166,268

Phillips 66 3.90%, 3/15/28	619,000	585,710
5.88%, 5/1/42	605,000	629,037

Plains All American Pipeline LP / PAA Finance Corp. 4.65%, 10/15/25	309,000	301,995

PNC Bank NA 3.10%, 10/25/27	309,000	287,525

PNC Financial Services Group, Inc.
2.31%, 4/23/32, (2.307% fixed rate until 4/23/31; Secured Overnight Financing Rate + 0.979% thereafter)(a)	412,000	334,841

Prestige Brands, Inc. 3.75%, 4/1/31(b)	267,000	217,541

Principal Financial Group, Inc. 2.13%, 6/15/30	619,000	505,500

Private Export Funding Corp. 3.55%, 1/15/24, Series KK	412,000	405,379
3.25%, 6/15/25, Series NN	412,000	396,612

Procter & Gamble Co. 1.00%, 4/23/26	309,000	275,304
2.80%, 3/25/27	309,000	288,297
1.95%, 4/23/31	309,000	257,941

Progressive Corp. 4.00%, 3/1/29	412,000	395,310

Prologis LP 3.25%, 10/1/26	309,000	292,608
1.75%, 7/1/30	412,000	328,228

Prudential Financial, Inc. 3.88%, 3/27/28	368,000	351,532
5.63%, 6/15/43, (5.625% fixed rate until 6/15/23; 3-month U.S. dollar London Interbank Offered Rate + 3.92% thereafter)(a)	412,000	411,155

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value

Public Service Co. of Colorado 3.70%, 6/15/28	$412,000	$389,587

Public Service Electric & Gas Co. 2.38%, 5/15/23	412,000	409,755
3.80%, 1/1/43	309,000	260,660

Public Storage 1.50%, 11/9/26	309,000	273,950

PulteGroup, Inc. 7.88%, 6/15/32	293,000	327,779

Qorvo, Inc. 4.38%, 10/15/29	79,000	70,521

QUALCOMM, Inc. 4.65%, 5/20/35	351,000	340,716

Quest Diagnostics, Inc. 2.80%, 6/30/31	412,000	345,944

QVC, Inc. 4.45%, 2/15/25	207,000	166,815
5.45%, 8/15/34	500,000	252,935
5.95%, 3/15/43	500,000	243,140

Rackspace Technology Global, Inc. 5.38%, 12/1/28(b)	100,000	40,122

Radiate Holdco LLC / Radiate Finance, Inc. 6.50%, 9/15/28(b)	100,000	47,252

Raytheon Technologies Corp. 4.45%, 11/16/38	412,000	373,128
4.63%, 11/16/48	412,000	374,656

Realty Income Corp. 3.25%, 1/15/31	619,000	539,948

Regency Centers LP 3.70%, 6/15/30	789,000	699,093

RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, 12/1/26(b)	314,000	268,049

Rite Aid Corp. 8.00%, 11/15/26(b)	100,000	53,300

ROBLOX Corp. 3.88%, 5/1/30(b)	235,000	193,438

Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 4.00%, 10/15/33(b)	500,000	371,100

Royal Caribbean Cruises Ltd. 7.50%, 10/15/27	100,000	94,040

Schlumberger Investment SA 2.65%, 6/26/30	619,000	532,916

Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/30(b)	500,000	440,560

SCIH Salt Holdings, Inc. 6.63%, 5/1/29(b)	257,000	209,483

Scotts Miracle-Gro Co. 4.50%, 10/15/29	178,000	154,527

Scripps Escrow, Inc. 5.88%, 7/15/27(b)	80,000	64,350

Sealed Air Corp. 4.00%, 12/1/27(b)	100,000	90,150

Sherwin-Williams Co. 3.45%, 6/1/27	412,000	386,456

Sierra Pacific Power Co. 2.60%, 5/1/26	309,000	286,134

Simon Property Group LP 3.50%, 9/1/25	412,000	395,652
2.65%, 7/15/30	825,000	693,924

Sirius XM Radio, Inc. 4.13%, 7/1/30(b)	310,000	253,534
3.88%, 9/1/31(b)	335,000	260,774

Southaven Combined Cycle Generation LLC 3.85%, 8/15/33	384,925	352,464

Southern California Edison Co. 4.00%, 4/1/47	309,000	242,454

Southern Co. Gas Capital Corp. 1.75%, 1/15/31, Series 20-A	412,000	318,324
4.40%, 5/30/47	412,000	334,766

Southwestern Electric Power Co. 3.25%, 11/1/51	2,408,000	1,619,115

Spectrum Brands, Inc. 3.88%, 3/15/31(b)	362,000	287,442

Spirit Realty LP 3.40%, 1/15/30	351,000	297,265

Stanley Black & Decker, Inc.
4.00%, 3/15/60, (4.00% fixed rate until 3/15/25; 5-year Constant Maturity Treasury Rate + 2.657% thereafter)(a)	759,000	655,434

Staples, Inc. 10.75%, 4/15/27(b)	100,000	76,545

Starbucks Corp. 3.10%, 3/1/23	516,000	516,000
2.55%, 11/15/30	916,000	764,897

State Street Corp. 3.10%, 5/15/23	619,000	616,772
1.75%, 2/6/26, (1.746% fixed rate until 2/6/25; Secured Overnight Financing Rate + 0.411% thereafter)(a)	309,000	288,587
2.20%, 3/3/31	309,000	248,835

Steel Dynamics, Inc. 3.45%, 4/15/30	794,000	706,057

Stericycle, Inc. 3.88%, 1/15/29(b)	105,000	90,512

Sun Communities Operating LP 2.70%, 7/15/31	876,000	699,994

Synchrony Financial 5.15%, 3/19/29	358,000	337,157

T-Mobile USA, Inc. 3.88%, 4/15/30	634,000	575,355

Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.00%, 12/31/30(b)	311,000	268,692
6.00%, 9/1/31(b)	282,000	241,541

Target Corp. 3.50%, 7/1/24	412,000	402,981

Tempur Sealy International, Inc. 3.88%, 10/15/31(b)	231,000	186,456

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value

Time Warner Cable LLC 4.50%, 9/15/42	$412,000	$307,360

TJX Cos., Inc. 1.60%, 5/15/31	412,000	324,598

Toyota Motor Credit Corp. 1.35%, 8/25/23	412,000	404,394
1.80%, 2/13/25	412,000	386,444
3.05%, 1/11/28	412,000	379,473

Travelers Cos., Inc. 4.00%, 5/30/47	309,000	259,004
2.55%, 4/27/50	619,000	398,252

Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.38%, 9/1/25(b)	100,000	88,161

Tronox, Inc. 4.63%, 3/15/29(b)	305,000	248,831

Truist Financial Corp. 2.85%, 10/26/24	309,000	298,534
1.13%, 8/3/27	412,000	351,238

TTM Technologies, Inc. 4.00%, 3/1/29(b)	225,000	186,941

Twilio, Inc. 3.88%, 3/15/31	254,000	208,458

Tyson Foods, Inc. 3.55%, 6/2/27	309,000	289,193

U.S. Acute Care Solutions LLC 6.38%, 3/1/26(b)	200,000	177,454

U.S. Bancorp 3.15%, 4/27/27, Series X	309,000	288,399
1.38%, 7/22/30	825,000	640,043

U.S. Steel Corp. 6.65%, 6/1/37	500,000	471,150

UDR, Inc. 3.20%, 1/15/30	790,000	693,841

Union Pacific Corp. 3.80%, 4/6/71	309,000	226,448

United Airlines Pass-Through Trust 3.75%, 3/3/28, Series 2014-2, Class A	389,078	365,889
3.50%, 9/1/31, Series 2018-1, Class AA	333,355	300,416

United Parcel Service, Inc. 2.80%, 11/15/24	412,000	396,921
3.05%, 11/15/27	412,000	382,806
UnitedHealth Group, Inc. 3.50%, 6/15/23	412,000	410,167
3.85%, 6/15/28	412,000	391,239
2.00%, 5/15/30	412,000	337,902
2.75%, 5/15/40	412,000	300,340
4.25%, 4/15/47	412,000	356,664

Utah Acquisition Sub, Inc. 3.95%, 6/15/26	694,000	649,549

Valero Energy Corp. 6.63%, 6/15/37	412,000	438,479

Valvoline, Inc. 3.63%, 6/15/31(b)	254,000	205,750

Ventas Realty LP 4.40%, 1/15/29	564,000	525,761

Verizon Communications, Inc. 4.33%, 9/21/28	654,000	626,578
1.75%, 1/20/31	412,000	318,171
2.55%, 3/21/31	412,000	336,958
2.36%, 3/15/32	418,000	328,778
4.40%, 11/1/34	681,000	619,805
2.65%, 11/20/40	412,000	279,249
4.75%, 11/1/41	1,237,000	1,133,451
4.86%, 8/21/46	675,000	611,003
4.00%, 3/22/50	825,000	653,590
3.55%, 3/22/51	309,000	223,299

Viatris, Inc. 4.00%, 6/22/50	1,243,000	803,015

VICI Properties LP 5.13%, 5/15/32	1,135,000	1,053,734

Viking Cruises Ltd. 7.00%, 2/15/29(b)	336,000	289,595

Virginia Electric & Power Co. 6.00%, 5/15/37, Series A	632,000	666,501

Visa, Inc. 2.75%, 9/15/27	309,000	286,023
2.05%, 4/15/30	412,000	348,766
2.70%, 4/15/40	412,000	309,194

Vulcan Materials Co. 3.50%, 6/1/30	412,000	365,502

Walgreens Boots Alliance, Inc. 3.45%, 6/1/26	832,000	780,416

Walmart, Inc. 3.30%, 4/22/24	412,000	404,143

Walt Disney Co. 1.75%, 1/13/26	412,000	376,531
2.20%, 1/13/28	412,000	365,992
2.65%, 1/13/31	825,000	703,040
3.50%, 5/13/40	1,237,000	1,003,182
3.60%, 1/13/51	412,000	319,930

Warnermedia Holdings, Inc. 5.39%, 3/15/62(b)	2,940,000	2,293,729

Waste Management, Inc. 1.15%, 3/15/28	412,000	341,223
1.50%, 3/15/31	309,000	238,128

Wells Fargo & Co.
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(a)	825,000	767,943
3.00%, 10/23/26	412,000	380,766
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month U.S. dollar London Interbank Offered Rate + 1.31% thereafter)(a)	412,000	381,512
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; Secured Overnight Financing Rate + 1.432% thereafter)(a)	412,000	351,440
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(a)	773,000	562,682
5.61%, 1/15/44	405,000	395,333
4.90%, 11/17/45	412,000	365,061

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value

Wells Fargo Bank NA 6.60%, 1/15/38	$309,000	$336,844

Western Digital Corp. 4.75%, 2/15/26	748,000	706,015

Western Midstream Operating LP 5.30%, 3/1/48	500,000	414,050

Weyerhaeuser Co. 7.38%, 3/15/32	686,000	764,286

Williams Cos., Inc. 2.60%, 3/15/31	516,000	419,090

WMG Acquisition Corp. 3.75%, 12/1/29(b)	100,000	84,915
3.00%, 2/15/31(b)	224,000	177,267

WP Carey, Inc. 2.40%, 2/1/31	872,000	703,155

WRKCo, Inc. 4.90%, 3/15/29	968,000	928,864

Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.13%, 10/1/29(b)	306,000	273,784

XPO CNW, Inc. 6.70%, 5/1/34	495,000	453,291

Ziff Davis, Inc. 4.63%, 10/15/30(b)	100,000	84,359

Zoetis, Inc. 2.00%, 5/15/30	412,000	338,079
3.00%, 5/15/50	412,000	280,988

ZoomInfo Technologies LLC / ZoomInfo Finance Corp. 3.88%, 2/1/29(b)	200,000	167,044

Total United States		274,313,432
TOTAL CORPORATE BONDS (Cost: $375,285,703)		364,426,270

FOREIGN GOVERNMENT AGENCIES – 1.1%

Canada – 0.6%

Ontario Teachers’ Finance Trust 0.38%, 9/29/23(b)	1,237,000	1,201,708
1.63%, 9/12/24(b)	825,000	781,836

Province of Alberta Canada 2.95%, 1/23/24	2,062,000	2,018,657

Province of British Columbia Canada 2.25%, 6/2/26	1,237,000	1,147,837

Province of Ontario Canada 1.05%, 4/14/26	1,237,000	1,106,806
1.13%, 10/7/30	1,237,000	976,104

Total Canada		7,232,948

Germany – 0.1%

Landwirtschaftliche Rentenbank 0.88%, 9/3/30	1,237,000	972,851

Hong Kong – 0.1%

Airport Authority 4.88%, 1/12/33(b)	525,000	528,916

Hong Kong Government International Bond 4.50%, 1/11/28(b)	525,000	526,948

Total Hong Kong		1,055,864

India – 0.1%

Export-Import Bank of India 3.88%, 2/1/28(c)	575,000	532,139
2.25%, 1/13/31(c)	200,000	158,308

Total India		690,447

Indonesia – 0.1%

Indonesia Government International Bond 4.85%, 1/11/33	612,000	601,878

South Korea – 0.1%

Export-Import Bank of Korea 4.00%, 1/14/24	412,000	407,427

Korea Development Bank 1.00%, 9/9/26	412,000	356,994

Total South Korea		764,421
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $11,462,651)		11,318,409

FOREIGN GOVERNMENT OBLIGATIONS – 3.5%

Angola – 0.0%

Angolan Government International Bond 8.75%, 4/14/32(c)	300,000	270,858

Argentina – 0.1%

Argentine Republic Government International Bond 0.50%, 7/9/30(a)	1,200,000	390,828
1.50%, 7/9/35(a)	1,400,000	400,596

Total Argentina		791,424

Bahrain – 0.1%

Bahrain Government International Bond 7.00%, 10/12/28(c)	875,000	898,599

Brazil – 0.1%

Brazilian Government International Bond 3.88%, 6/12/30	1,350,000	1,167,115
5.00%, 1/27/45	200,000	154,258

Total Brazil		1,321,373

Chile – 0.1%

Chile Government International Bond 2.45%, 1/31/31	516,000	431,324
3.50%, 1/31/34	1,125,000	963,810

Total Chile		1,395,134

Colombia – 0.1%

Colombia Government International Bond 7.50%, 2/2/34	1,200,000	1,142,256

Costa Rica – 0.0%

Costa Rica Government International Bond 6.13%, 2/19/31(c)	225,000	218,979

Dominican Republic – 0.1%

Dominican Republic International Bond 6.00%, 2/22/33(c)	1,050,000	956,067

Ecuador – 0.0%

Ecuador Government International Bond 5.50%, 7/31/30(a)(c)	200,000	98,408

See Notes to Financial Statements.

100	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value

Egypt – 0.1%

Egypt Government International Bond 5.88%, 2/16/31(c)	$950,000	$638,400

Guatemala – 0.0%

Guatemala Government Bond 5.38%, 4/24/32(c)	325,000	311,756

Hungary – 0.0%

Hungary Government International Bond 5.50%, 6/16/34(c)	500,000	482,645

Indonesia – 0.3%

Indonesia Government International Bond 1.85%, 3/12/31	412,000	331,104
4.65%, 9/20/32	2,450,000	2,389,706
4.35%, 1/11/48	412,000	363,297

Total Indonesia		3,084,107

Israel – 0.0%

Israel Government International Bond 4.50%, 1/17/33	550,000	532,752

Italy – 0.1%

Republic of Italy Government International Bond 1.25%, 2/17/26	990,000	869,230

Kenya – 0.0%

Republic of Kenya Government International Bond 7.25%, 2/28/28(c)	200,000	175,024

Mexico – 0.4%

Mexico Government International Bond 2.66%, 5/24/31	619,000	501,260
6.35%, 2/9/35	2,350,000	2,419,278
4.75%, 3/8/44	2,062,000	1,721,605

Total Mexico		4,642,143

Morocco – 0.0%

Morocco Government International Bond 3.00%, 12/15/32(c)	425,000	325,644

Oman – 0.1%

Oman Government International Bond 6.25%, 1/25/31(c)	725,000	735,498

Panama – 0.2%

Panama Government International Bond 2.25%, 9/29/32	275,000	205,318
6.40%, 2/14/35	1,400,000	1,447,922
3.87%, 7/23/60	412,000	264,648

Total Panama		1,917,888

Paraguay – 0.0%

Paraguay Government International Bond 3.85%, 6/28/33(c)	250,000	211,965

Peru – 0.3%

Peruvian Government International Bond 3.00%, 1/15/34	1,575,000	1,245,148
6.55%, 3/14/37	1,650,000	1,765,681

Total Peru		3,010,829

Philippines – 0.4%

Philippine Government International Bond 6.38%, 1/15/32	1,650,000	1,789,953
5.61%, 4/13/33	2,025,000	2,100,188

Total Philippines		3,890,141

Poland – 0.1%

Poland Government International Bond 5.75%, 11/16/32	275,000	288,860

Republic of Poland Government International Bond 3.25%, 4/6/26	412,000	391,771

Total Poland		680,631

Qatar – 0.1%

Qatar Government International Bond 3.75%, 4/16/30(c)	775,000	738,792

Romania – 0.0%

Romanian Government International Bond 6.00%, 5/25/34(c)	400,000	390,848

Saudi Arabia – 0.3%

Saudi Government International Bond 2.50%, 2/3/27(c)	225,000	207,061
3.63%, 3/4/28(c)	225,000	212,836
2.25%, 2/2/33(c)	3,050,000	2,431,094

Total Saudi Arabia		2,850,991

South Africa – 0.1%

Republic of South Africa Government International Bond 5.88%, 4/20/32	1,275,000	1,142,502

Turkey – 0.2%

Turkey Government International Bond 4.75%, 1/26/26	400,000	357,824
5.25%, 3/13/30	2,425,000	1,923,704

Total Turkey		2,281,528

United Arab Emirates – 0.0%

Abu Dhabi Government International Bond 3.13%, 9/30/49(c)	200,000	145,262
3.88%, 4/16/50(c)	200,000	165,878

Total United Arab Emirates		311,140

Uruguay – 0.2%

Uruguay Government International Bond 4.50%, 8/14/24	824,903	823,963
5.75%, 10/28/34	875,000	942,935

Total Uruguay		1,766,898
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $38,948,973)		38,084,450

SUPRANATIONAL BONDS – 0.2%

European Investment Bank 0.63%, 7/25/25	309,000	281,045

Inter-American Development Bank 0.25%, 11/15/23	619,000	597,806
0.63%, 7/15/25	990,000	900,662
3.20%, 8/7/42	412,000	346,949
TOTAL SUPRANATIONAL BONDS (Cost: $2,155,393)		2,126,462

See Notes to Financial Statements.

WisdomTree Trust	101

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.1%

United States – 3.1%

Bank
2.93%, 2/15/55, Series 2022-BNK39, Class A4	$329,961	$278,985
2.56%, 5/15/64, Series 2021-BNK33, Class A5	2,062,257	1,712,090
3.79%, 4/15/65, Series 2022-BNK41, Class A4^(a)	1,216,732	1,105,576

Bank of America Merrill Lynch Commercial Mortgage Trust
3.75%, 2/15/50, Series 2017-BNK3, Class AS	1,031,129	947,759

Benchmark Mortgage Trust
4.03%, 4/10/51, Series 2018-B3, Class A5	1,649,806	1,563,013
1.98%, 12/17/53, Series 2020-B21, Class A5	2,062,257	1,640,448
2.22%, 8/15/54, Series 2021-B28, Class A5	618,677	495,241
4.45%, 5/15/55, Series 2022-B35, Class A5^(a)	2,680,934	2,551,550
3.72%, 3/15/62, Series 2019-B10, Class A4	454,934	419,055

BX Trust
7.01%, 8/15/39, Series 2022-PSB, Class A^(a)(b)	1,003,026	1,010,094

Citigroup Commercial Mortgage Trust
4.02%, 3/11/47, Series 2014-GC19, Class A4	1,237,354	1,218,581

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.42%, 2/25/29, Series K090, Class A2	1,000,000	942,044
3.29%, 3/25/29, Series K153, Class A2^(a)	1,000,000	935,294
3.51%, 3/25/29, Series K091, Class A2	1,000,000	946,149
1.38%, 7/25/30, Series K116, Class A2	1,000,000	804,335
1.50%, 10/25/30, Series K120, Class A2	1,000,000	804,887
2.11%, 1/25/31, Series K127, Class A2	1,000,000	840,879
2.13%, 11/25/31, Series K136, Class A2	1,000,000	831,184
2.59%, 1/25/32, Series K139, Class A2^(a)	1,200,000	1,034,562
2.25%, 2/25/32, Series K141, Class A2	1,000,000	837,427
3.42%, 4/25/32, Series K154, Class A2	1,000,000	937,847
2.92%, 6/25/32, Series K146, Class A2	1,000,000	883,121
3.00%, 6/25/32, Series K147, Class A2^(a)	1,000,000	889,065
3.50%, 7/25/32, Series K148, Class A2^(a)	1,000,000	925,486

Government National Mortgage Association
3.40%, 2/16/47, Series 2014-50, Class C	799,919	778,103
3.50%, 3/16/47, Series 2011-127, Class C^(a)	263,335	250,212
3.40%, 12/16/49, Series 2014-150, Class C	264,089	262,046

JPMDB Commercial Mortgage Securities Trust
2.88%, 6/15/49, Series 2016-C2, Class A3A	1,237,354	1,159,123
3.06%, 11/13/52, Series 2019-COR6, Class A4	721,790	629,601

Morgan Stanley Bank of America Merrill Lynch Trust
4.20%, 4/15/48, Series 2015-C22, Class C^(a)	412,451	357,639

Morgan Stanley Capital I Trust
2.73%, 5/15/54, Series 2021-L5, Class A4	2,062,257	1,723,891

MSCG Trust
3.46%, 6/7/35, Series 2015-ALDR, Class A2^(a)(b)	412,000	382,583

UBS Commercial Mortgage Trust
4.12%, 3/15/51, Series 2018-C9, Class A4^(a)	412,451	389,980

Wells Fargo Commercial Mortgage Trust
3.54%, 12/15/48, Series 2015-P2, Class A3	664,839	630,650

WFRBS Commercial Mortgage Trust
4.16%, 12/15/46, Series 2013-C18, Class A5^(a)	1,833,347	1,804,679
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $33,547,925)		32,923,179

MUNICIPAL BONDS – 0.9%

United States – 0.9%

Metropolitan Transportation Authority 6.81%, 11/15/40, Series E	1,440,000	1,556,631

New Jersey Turnpike Authority 7.10%, 1/1/41, Series A	1,413,000	1,728,988

Port Authority of New York & New Jersey 4.93%, 10/1/51	965,000	964,619

State of California 7.55%, 4/1/39	1,790,000	2,292,215

State of Connecticut 5.85%, 3/15/32, Series A	1,540,000	1,651,727

State of Washington 5.14%, 8/1/40, Series F	1,610,000	1,654,736
TOTAL MUNICIPAL BONDS (Cost: $10,154,069)		9,848,916

ASSET-BACKED SECURITIES – 0.5%

United States – 0.5%

Ally Auto Receivables Trust
1.92%, 1/15/25, Series 2019-4, Class A4	389,351	386,648

BMW Vehicle Lease Trust
0.33%, 12/26/24, Series 2021-2, Class A3	329,102	322,565

CarMax Auto Owner Trust
3.01%, 12/16/24, Series 2019-2, Class B	474,000	471,796

See Notes to Financial Statements.

102	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

Investments	Principal Amount	Value

GM Financial Consumer Automobile Receivables Trust
0.48%, 6/16/26, Series 2021-3, Class A3	$351,000	$334,786
0.54%, 5/17/27, Series 2021-1, Class A4	412,000	381,323

Honda Auto Receivables Owner Trust
0.55%, 8/16/27, Series 2021-2, Class A4	412,000	381,987

Mercedes-Benz Auto Receivables Trust
0.46%, 6/15/26, Series 2021-1, Class A3	412,000	393,433

Nissan Auto Receivables Owner Trust
1.86%, 8/17/26, Series 2022-A, Class A3	650,000	616,923
4.45%, 11/15/29, Series 2022-B, Class A4	309,000	304,235

Verizon Master Trust
0.50%, 5/20/27, Series 2021-1, Class A	412,000	388,852

Volkswagen Auto Loan Enhanced Trust
1.02%, 6/22/26, Series 2021-1, Class A3	412,000	391,747

World Omni Auto Receivables Trust
1.23%, 11/17/25, Series 2020-A, Class A4	1,000,000	961,819
0.81%, 10/15/26, Series 2021-D, Class A3	600,000	568,601
TOTAL ASSET-BACKED SECURITIES (Cost: $5,913,215)		5,904,715

TOTAL INVESTMENTS IN SECURITIES – 98.8% (Cost: $1,091,758,723)		1,066,032,677

Other Assets less Liabilities – 1.2%		13,367,764

NET ASSETS – 100.0%		$1,079,400,441
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	Rate shown reflects the accrual rate as of February 28, 2023 on securities with variable or step rates.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	The security has a perpetual maturity; the date displayed is the next call date.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra 10 Year U.S. Treasury Note	193	6/21/23	$(22,617,188)	$63,328

Long Exposure
2 Year U.S. Treasury Note	40	6/30/23	$8,149,063	$(14,369)
5 Year U.S. Treasury Note	126	6/30/23	13,488,891	(37,406)
10 Year U.S. Treasury Note	149	6/21/23	16,636,781	(41,906)
U.S. Treasury Long Bond	19	6/21/23	2,379,156	(19,742)
U.S. Treasury Ultra Long Term Bond	124	6/21/23	16,747,750	(175,344)
			$57,401,641	$(288,767)
Total – Net			$34,784,453	$(225,439)

See Notes to Financial Statements.

WisdomTree Trust	103

Schedule of Investments (unaudited) (concluded)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

February 28, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$236,226,414	$—	$236,226,414
U.S. Government Obligations	—	365,173,862	—	365,173,862
Corporate Bonds	—	364,426,270	—	364,426,270
Foreign Government Agencies	—	11,318,409	—	11,318,409
Foreign Government Obligations	—	38,084,450	—	38,084,450
Supranational Bonds	—	2,126,462	—	2,126,462
Commercial Mortgage-Backed Securities	—	32,923,179	—	32,923,179
Municipal Bonds	—	9,848,916	—	9,848,916
Asset-Backed Securities	—	5,904,715	—	5,904,715
Total Investments in Securities	$—	$1,066,032,677	$—	$1,066,032,677
Financial Derivative Instruments
Futures Contracts[1]	$63,328	$—	$—	$63,328
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(288,767)	$—	$—	$(288,767)
Total — Net	$(225,439)	$1,066,032,677	$—	$1,065,807,238
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

104	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 26.6%

Federal Farm Credit Bank – 0.5%
2.02%, 4/1/31	$2,000,000	$1,637,620
1.79%, 6/22/35	500,000	357,670
1.65%, 7/23/35	1,500,000	1,051,635
1.95%, 8/13/40	1,490,000	957,236

Total Federal Farm Credit Bank		4,004,161

Federal Home Loan Bank – 1.0%
3.25%, 11/16/28	900,000	856,116
5.50%, 7/15/36	6,500,000	7,263,620

Total Federal Home Loan Bank		8,119,736

Federal Home Loan Mortgage Corporation – 3.7%
6.75%, 9/15/29, Series GDIF	280,000	320,586
2.50%, 4/1/30	1,413,501	1,310,865
3.00%, 5/1/30	370,936	354,474
6.75%, 3/15/31	2,250,000	2,644,358
6.25%, 7/15/32	1,279,000	1,484,318
3.00%, 1/1/33	1,095,243	1,031,127
3.00%, 5/1/33	1,471,047	1,378,523
4.00%, 11/1/33	16,784	16,493
6.50%, 3/1/36	132,539	139,320
5.00%, 6/1/37	1,183	1,194
5.50%, 2/1/40	4,837	4,983
4.50%, 8/1/40	91,787	90,912
4.00%, 11/1/40	7,242	6,967
5.00%, 3/1/41	150,405	151,795
5.50%, 6/1/41	2,231	2,297
5.00%, 7/1/41	4,153	4,190
4.50%, 5/1/42	60,878	60,294
3.00%, 7/1/43	582,744	528,721
3.50%, 1/1/44	565,968	528,826
3.00%, 2/1/44	100,616	91,249
3.50%, 5/1/44	24,824	23,103
4.00%, 8/1/44	333,697	323,412
3.50%, 12/1/44	132,415	123,233
4.00%, 2/1/45	43,495	41,710
4.00%, 3/1/45	6,031	5,783
3.00%, 4/1/45	9,291	8,361
3.00%, 5/1/45	38,317	34,515
3.50%, 6/1/45	29,032	26,906
4.00%, 6/1/45	82,888	79,487
3.00%, 8/1/45	42,685	38,449
3.50%, 8/1/45	407,516	379,844
4.00%, 9/1/45	45,504	43,594
3.50%, 10/1/45	56,923	52,807
4.00%, 10/1/45	48,546	46,554
4.00%, 11/1/45	39,619	37,994
3.00%, 12/1/45	39,262	35,366
4.00%, 12/1/45	83,251	79,755
4.00%, 3/1/46	49,712	47,571
4.50%, 4/1/46	306,112	302,976
3.00%, 6/1/46	41,256	37,152
3.00%, 9/1/46	230,141	207,991
3.50%, 9/1/46	70,765	65,601
2.50%, 10/1/46	45,670	39,608
3.00%, 10/1/46	54,142	48,903
3.00%, 11/1/46	51,989	46,771
3.50%, 11/1/46	9,960	9,233
4.50%, 11/1/46	131,507	129,961
4.00%, 1/1/47	84,170	80,544
3.00%, 2/1/47	86,089	77,527
3.00%, 4/1/47	289,971	260,865
3.50%, 4/1/47	115,315	106,761
4.00%, 4/1/47	61,329	58,584
4.00%, 5/1/47	48,558	46,385
4.50%, 5/1/47	12,019	11,798
4.00%, 6/1/47	73,218	69,941
3.50%, 9/1/47	114,034	105,680
4.00%, 10/1/47	220,856	210,757
4.50%, 10/1/47	35,148	34,502
3.50%, 11/1/47	264,781	245,245
4.50%, 2/1/48	50,904	49,968
4.00%, 9/1/48	48,473	46,276
4.00%, 10/1/48	294,031	280,428
4.50%, 2/1/49	501,674	490,856
5.00%, 3/1/49	12,456	12,439
4.50%, 5/1/49	59,449	58,011
4.00%, 7/1/49	484,756	465,974
4.50%, 7/1/49	80,161	78,222
3.50%, 8/1/49	307,318	283,227
2.50%, 9/1/49	910,366	780,840
3.00%, 10/1/49	553,057	494,413
5.00%, 10/1/49	461,849	460,733
5.50%, 10/1/49	226,405	231,485
3.00%, 2/1/50	398,438	354,670
3.00%, 3/1/50	299,570	267,687
3.00%, 5/1/50	58,535	52,282
2.50%, 6/1/50	664,755	568,634
2.50%, 7/1/50	254,912	218,379
4.50%, 1/1/51	77,368	75,496
1.50%, 2/1/51	451,092	349,044
1.50%, 4/1/51	474,287	367,532
2.00%, 4/1/51	1,048,390	856,942
2.00%, 5/1/51	1,553,374	1,269,597
2.50%, 5/1/51	491,115	418,472
2.50%, 9/1/51	881,849	749,768
2.00%, 10/1/51	1,009,466	824,097
2.50%, 10/1/51	1,539,679	1,308,353
3.50%, 10/1/51	454,592	415,578
2.00%, 11/1/51	2,819,239	2,300,663
3.50%, 12/1/51	374,327	342,086
3.50%, 1/1/52	257,549	235,323
2.50%, 2/1/52	937,770	795,190
3.00%, 4/1/52	190,219	167,613
3.50%, 5/1/52	143,355	130,731
3.00%, 6/1/52	432,856	381,313
4.00%, 7/1/52	72,556	68,077
4.50%, 7/1/52	47,882	46,109
4.50%, 8/1/52	455,719	439,201
4.50%, 9/1/52	1,018,518	981,260
5.00%, 9/1/52	24,327	23,908
4.00%, 10/1/52	516,975	486,983
4.50%, 10/1/52	162,414	157,223

Total Federal Home Loan Mortgage Corporation		32,161,804

See Notes to Financial Statements.

WisdomTree Trust	105

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Federal National Mortgage Association – 8.2%
4.00%, 9/1/25	$338,180	$331,328
1.88%, 9/24/26	60,000	55,025
0.75%, 10/8/27	60,000	51,481
2.50%, 11/1/30	222,785	206,619
6.63%, 11/15/30	395,000	457,821
2.50%, 1/1/32	525,394	487,271
2.50%, 2/1/32	89,393	82,889
3.00%, 5/1/32	150,048	141,269
2.50%, 6/1/32	639,778	593,232
3.00%, 11/1/32	145,755	137,227
6.00%, 12/1/32	200,767	205,230
2.50%, 1/1/33	218,873	203,028
5.50%, 10/1/35	22,658	23,282
5.50%, 4/1/37	109,260	111,568
5.63%, 7/15/37	2,830,000	3,191,674
5.00%, 5/1/38	7,326	7,383
5.50%, 6/1/38	59,391	61,087
6.21%, 8/6/38	500,000	596,075
5.50%, 11/1/38	1,511	1,554
5.00%, 9/1/39	122,719	123,774
4.50%, 8/1/40	143,377	141,873
4.50%, 9/1/40	89,234	88,298
6.00%, 7/1/41	235,476	246,659
4.00%, 10/1/41	507,982	493,531
4.00%, 11/1/41	49,388	47,576
4.50%, 1/1/42	101,235	100,172
6.00%, 1/1/42	190,427	199,471
4.00%, 9/1/42	184,396	179,152
2.50%, 2/1/43	144,293	126,322
2.50%, 5/1/43	46,024	40,288
3.00%, 5/1/43	95,130	86,187
3.50%, 7/1/43	292,748	274,718
3.00%, 8/1/43	898,141	815,634
3.00%, 9/1/43	399,910	362,316
4.50%, 9/1/43	14,344	14,193
3.50%, 10/1/43	109,493	102,084
4.00%, 1/1/44	130,171	126,466
4.50%, 5/1/44	21,982	21,736
4.00%, 6/1/44	32,725	31,578
4.00%, 7/1/44	217,790	209,775
4.50%, 2/1/45	35,629	35,229
3.50%, 6/1/45	2,809	2,603
4.00%, 6/1/45	302,589	290,767
4.00%, 9/1/45	35,677	34,179
3.00%, 12/1/45	40,865	36,773
4.00%, 1/1/46	76,636	73,902
3.50%, 2/1/46	30,238	28,190
3.50%, 5/1/46	112,491	104,179
3.00%, 6/1/46	34,235	30,800
4.00%, 7/1/46	33,374	31,906
2.50%, 9/1/46	16,695	14,466
3.00%, 9/1/46	314,199	282,671
2.50%, 10/1/46	20,751	17,981
3.00%, 10/1/46	199,992	179,924
3.00%, 11/1/46	811,054	729,668
2.50%, 12/1/46	37,891	32,833
3.00%, 12/1/46	105,056	94,515
3.50%, 12/1/46	798,912	742,533
2.50%, 1/1/47	46,787	40,540
3.50%, 1/1/47	101,993	94,457
5.50%, 1/1/47	208,662	213,820
4.50%, 3/1/47	42,507	41,686
3.00%, 4/1/47	592,176	532,754
3.00%, 5/1/47	524,330	473,762
4.50%, 5/1/47	236,505	233,853
4.00%, 6/1/47	156,903	150,134
3.50%, 7/1/47	1,042,054	973,342
4.00%, 7/1/47	110,570	106,114
5.00%, 7/1/47	183,775	185,208
4.00%, 8/1/47	77,972	74,408
3.00%, 9/1/47	531,444	479,027
4.00%, 9/1/47	109,487	104,482
4.50%, 9/1/47	103,066	101,073
4.00%, 10/1/47	424,853	405,433
3.50%, 12/1/47	91,068	84,339
3.50%, 1/1/48	140,709	130,268
4.50%, 1/1/48	58,412	57,282
3.00%, 2/1/48	87,680	78,876
3.50%, 2/1/48	442,628	409,784
3.50%, 3/1/48	530,733	491,292
5.00%, 5/1/48	82,782	82,584
4.50%, 6/1/48	18,366	17,970
3.00%, 8/1/48	366,237	330,541
4.50%, 8/1/48	61,244	59,966
4.00%, 9/1/48	302,200	289,647
5.00%, 10/1/48	395,422	398,823
3.00%, 11/1/48	918,090	826,158
3.50%, 11/1/48	534,257	494,615
4.50%, 11/1/48	99,396	97,322
4.50%, 12/1/48	80,705	78,965
5.00%, 3/1/49	8,352	8,331
4.00%, 4/1/49	11,717	11,152
4.00%, 5/1/49	7,982	7,598
4.50%, 5/1/49	127,904	124,810
3.50%, 6/1/49	183,879	170,235
3.50%, 7/1/49	208,602	192,242
3.00%, 10/1/49	438,136	389,991
2.50%, 11/1/49	145,891	125,126
3.00%, 12/1/49	432,335	384,828
4.50%, 2/1/50	40,137	39,166
3.00%, 3/1/50	673,796	602,333
4.00%, 3/1/50	484,385	461,962
5.00%, 3/1/50	93,106	92,899
4.50%, 4/1/50	494,665	484,004
2.50%, 5/1/50	2,007,716	1,725,198
3.00%, 5/1/50	74,541	66,578
3.50%, 5/1/50	1,115,640	1,031,338
2.50%, 6/1/50	1,441,457	1,233,009
2.00%, 7/1/50	827,056	681,753
3.50%, 7/1/50	165,643	153,955
3.00%, 8/1/50	650,872	580,966
2.00%, 9/1/50	2,176,883	1,786,546
2.00%, 10/1/50	2,344,383	1,939,042
3.00%, 10/1/50	427,184	381,137
1.50%, 11/1/50	267,091	206,663
2.00%, 11/1/50	855,925	701,918
3.00%, 11/1/50	323,182	289,115

See Notes to Financial Statements.

106	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value
4.00%, 11/1/50	$375,330	$359,728
1.50%, 12/1/50	2,556,967	1,978,471
2.00%, 12/1/50	6,555,844	5,377,453
2.00%, 1/1/51	269,245	220,180
2.50%, 2/1/51	966,320	828,416
2.00%, 3/1/51	2,152,041	1,761,807
2.00%, 4/1/51	4,796,940	3,915,358
2.00%, 5/1/51	650,513	532,150
2.50%, 5/1/51	2,039,318	1,733,401
2.50%, 8/1/51	622,049	529,168
2.00%, 9/1/51	1,907,096	1,556,906
2.00%, 10/1/51	2,029,982	1,658,244
2.50%, 10/1/51	2,565,321	2,182,142
2.50%, 11/1/51	2,132,533	1,811,272
3.00%, 11/1/51	831,628	735,670
2.00%, 12/1/51	232,387	190,760
2.50%, 12/1/51	513,050	435,521
2.50%, 1/1/52	1,155,684	981,243
2.50%, 2/1/52	2,286,151	1,938,551
3.00%, 2/1/52	2,038,119	1,802,723
2.50%, 3/1/52	1,282,868	1,088,979
3.00%, 3/1/52	161,415	142,806
1.50%, 4/1/52	312,463	241,989
2.50%, 4/1/52	572,155	486,474
4.00%, 5/1/52	1,308,524	1,228,551
3.50%, 6/1/52	384,443	350,308
4.50%, 7/1/52	95,909	92,479
3.50%, 8/1/52	195,933	178,392
4.00%, 8/1/52	242,927	229,175
4.00%, 9/1/52	318,640	299,283
5.00%, 9/1/52	529,804	520,679
5.00%, 10/1/52	243,264	239,074
5.50%, 1/1/53	49,467	49,394

Total Federal National Mortgage Association		71,227,132

Government National Mortgage Association – 8.9%
4.00%, 11/20/40	941,102	913,419
3.50%, 12/20/42	856,228	807,341
3.00%, 3/15/43	265,169	241,311
2.50%, 3/20/43	90,882	79,488
3.50%, 3/20/43	722,804	681,015
3.00%, 2/20/45	587,903	534,719
3.50%, 4/20/45	59,224	55,682
3.50%, 11/20/45	1,024,918	963,617
3.50%, 12/20/45	847,745	797,041
3.50%, 1/20/46	215,307	202,429
3.00%, 2/20/46	236,681	214,971
3.00%, 9/20/46	491,353	446,215
3.50%, 9/20/46	476,071	445,088
4.00%, 10/20/46	1,364,599	1,310,356
3.00%, 1/20/47	241,304	219,137
2.50%, 2/20/47	56,140	49,403
3.00%, 2/20/47	617,461	560,738
4.00%, 6/20/47	598,211	574,196
4.00%, 7/20/47	470,041	451,171
4.50%, 8/20/47	305,159	299,713
3.00%, 9/20/47	422,568	383,598
3.50%, 10/20/47	60,556	56,588
3.00%, 11/20/47	91,757	83,295
3.00%, 12/20/47	372,552	338,195
3.00%, 1/20/48	344,647	312,864
3.50%, 1/20/48	1,077,625	1,007,017
4.00%, 1/20/48	163,120	156,571
3.00%, 3/20/48	96,790	87,864
3.50%, 3/20/48	551,178	515,064
3.50%, 4/20/48	147,539	137,872
4.00%, 5/20/48	210,001	201,454
4.50%, 5/20/48	779,480	765,630
4.50%, 6/20/48	730,233	717,366
4.00%, 8/20/48	462,036	443,232
4.50%, 8/20/48	153,896	151,184
5.00%, 8/20/48	56,390	56,547
3.50%, 9/20/48	262,897	245,672
3.50%, 1/20/49	15,664	14,637
4.50%, 2/20/49	74,504	73,191
3.50%, 3/20/49	127,913	119,491
4.00%, 3/20/49	590,755	566,713
4.50%, 3/20/49	28,355	27,856
3.00%, 10/20/49	1,996,618	1,802,699
3.00%, 1/20/50	39,908	35,992
3.50%, 1/20/50	236,407	220,070
5.00%, 1/20/50	18,965	19,018
3.50%, 3/15/50	436,703	407,452
3.50%, 4/20/50	7,564	7,040
4.00%, 4/20/50	27,838	26,555
2.50%, 5/20/50	342,848	299,092
5.00%, 5/20/50	6,478	6,496
2.50%, 6/20/50	1,554,272	1,355,907
3.00%, 6/20/50	609,608	548,941
3.50%, 6/20/50	236,953	220,001
4.00%, 6/20/50	102,521	97,795
3.00%, 7/20/50	553,978	499,425
2.50%, 8/20/50	338,726	295,496
3.00%, 8/20/50	1,224,399	1,102,170
3.50%, 8/20/50	244,468	226,979
2.50%, 9/20/50	1,833,954	1,599,894
2.00%, 10/20/50	427,012	360,339
2.50%, 10/20/50	480,517	419,190
2.00%, 11/20/50	2,233,616	1,886,752
2.00%, 12/20/50	352,568	297,519
2.50%, 12/20/50	1,570,553	1,370,110
2.00%, 1/20/51	3,462,479	2,921,857
2.50%, 1/20/51	1,938,364	1,690,979
1.50%, 3/20/51	277,044	219,546
2.00%, 3/20/51	841,115	710,671
2.00%, 4/20/51	1,652,801	1,395,965
2.50%, 4/20/51	476,719	414,549
2.50%, 5/20/51	39,014	33,991
2.50%, 6/20/51	929,736	809,752
2.00%, 7/20/51	853,969	719,175
3.00%, 7/20/51	892,675	800,614
3.50%, 7/20/51	711,377	659,604
2.00%, 8/20/51	1,219,053	1,028,107
2.50%, 8/20/51	1,096,794	951,475
2.50%, 9/20/51	236,593	205,229
2.00%, 10/20/51	1,216,860	1,023,587
2.50%, 10/20/51	2,089,730	1,807,790

See Notes to Financial Statements.

WisdomTree Trust	107

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value
3.50%, 10/20/51	$848,859	$783,795
2.00%, 11/20/51	2,956,052	2,485,735
2.50%, 11/20/51	1,779,356	1,542,192
3.00%, 11/20/51	1,313,272	1,176,371
2.00%, 12/20/51	1,431,607	1,203,416
2.50%, 12/20/51	1,985,442	1,720,808
2.00%, 1/20/52	2,308,186	1,939,158
2.50%, 1/20/52	996,526	862,078
3.00%, 1/20/52	1,900,169	1,701,027
2.00%, 2/20/52	583,111	488,798
2.50%, 2/20/52	1,428,211	1,236,738
2.50%, 5/20/52	463,625	401,047
3.50%, 6/20/52	72,895	67,002
4.00%, 6/20/52	73,145	69,248
2.50%, 7/20/52	456,299	395,579
3.50%, 7/20/52	146,773	134,908
4.50%, 7/20/52	515,094	499,210
4.00%, 8/20/52	196,958	186,174
4.50%, 8/20/52	331,327	321,110
3.50%, 9/20/52	49,355	45,365
4.50%, 9/20/52	261,940	253,862
4.00%, 10/20/52	396,210	374,516
5.00%, 10/20/52	49,539	48,972
2.50%, 11/20/52	391,314	338,952
2.00%, 3/21/53(a)	400,000	335,463
2.50%, 3/21/53(a)	150,000	129,798
3.00%, 3/21/53(a)	3,050,000	2,721,850
3.50%, 3/21/53(a)	2,275,000	2,091,543
4.00%, 3/21/53(a)	1,900,000	1,796,351
4.50%, 3/21/53(a)	2,125,000	2,059,619
5.00%, 3/21/53(a)	2,775,000	2,742,582
5.50%, 3/21/53(a)	1,200,000	1,204,136
6.00%, 3/21/53(a)	675,000	684,649
5.50%, 4/20/53(a)	250,000	250,527

Total Government National Mortgage Association		77,099,353

Tennessee Valley Authority – 4.0%
4.70%, 7/15/33, Series B	2,950,000	3,001,713
4.65%, 6/15/35	2,250,000	2,254,545
5.88%, 4/1/36	4,350,000	4,847,988
6.15%, 1/15/38	170,000	194,970
5.50%, 6/15/38	2,000,000	2,166,180
5.25%, 9/15/39	7,331,000	7,663,827
3.50%, 12/15/42	3,519,000	2,917,673
4.88%, 1/15/48	1,995,000	1,993,883
5.38%, 4/1/56	3,297,000	3,574,311
4.63%, 9/15/60	2,760,000	2,642,562
4.25%, 9/15/65	3,500,000	3,112,235

Total Tennessee Valley Authority		34,369,887

Uniform Mortgage-Backed Securities – 0.3%
3.50%, 3/13/53(a)	100,000	91,053
5.00%, 3/13/53(a)	875,000	859,856
5.50%, 3/13/53(a)	1,075,000	1,073,211
6.00%, 3/13/53(a)	275,000	278,247
6.50%, 4/13/53(a)	600,000	613,776

Total Uniform Mortgage-Backed Securities		2,916,143
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $266,462,659)		229,898,216

U.S. GOVERNMENT OBLIGATIONS – 21.3%

U.S. Treasury Bonds – 3.8%
7.50%, 11/15/24	175,000	182,619
7.63%, 2/15/25	500,000	526,123
6.25%, 5/15/30	100,000	113,711
5.38%, 2/15/31	980,000	1,072,028
4.50%, 2/15/36	665,000	710,459
4.38%, 2/15/38	290,000	303,979
4.50%, 5/15/38	330,000	350,213
3.50%, 2/15/39	85,000	80,152
4.25%, 5/15/39	480,000	494,887
4.50%, 8/15/39	476,000	505,155
4.38%, 11/15/39	525,000	549,322
4.63%, 2/15/40	245,000	263,930
1.13%, 5/15/40	875,000	554,600
4.38%, 5/15/40	375,000	391,406
1.13%, 8/15/40	850,000	535,898
3.88%, 8/15/40	203,000	199,241
1.38%, 11/15/40	860,000	565,584
4.25%, 11/15/40	150,000	154,277
1.88%, 2/15/41	1,300,000	929,906
4.75%, 2/15/41	175,000	191,406
2.25%, 5/15/41	1,875,000	1,425,879
4.38%, 5/15/41	190,000	198,476
1.75%, 8/15/41	700,000	485,570
3.75%, 8/15/41	99,000	95,063
2.00%, 11/15/41	300,000	216,914
3.13%, 11/15/41	625,000	546,387
2.38%, 2/15/42	350,000	269,418
3.13%, 2/15/42	265,000	230,736
3.00%, 5/15/42	225,000	191,602
3.25%, 5/15/42	500,000	442,344
3.38%, 8/15/42	200,000	180,156
4.00%, 11/15/42	250,000	246,641
3.88%, 2/15/43	650,000	631,059
3.63%, 8/15/43	274,000	255,355
3.75%, 11/15/43	435,000	412,468
3.63%, 2/15/44	240,000	222,919
3.38%, 5/15/44	290,000	258,961
3.13%, 8/15/44	350,000	299,715
3.00%, 11/15/44	500,000	418,867
2.50%, 2/15/45	550,000	420,578
3.00%, 5/15/45	470,000	392,744
2.88%, 8/15/45	305,000	249,004
3.00%, 11/15/45	500,000	417,266
2.50%, 2/15/46	615,000	467,977
2.50%, 5/15/46	560,000	426,037
2.25%, 8/15/46	525,000	379,271
2.88%, 11/15/46	440,000	358,978
3.00%, 2/15/47	390,000	325,010
3.00%, 5/15/47	350,000	291,813
2.75%, 8/15/47	350,000	278,551
2.75%, 11/15/47	460,000	366,167
3.00%, 2/15/48	1,100,000	917,898
3.13%, 5/15/48	625,000	534,131
3.00%, 8/15/48	1,545,000	1,290,679
3.38%, 11/15/48	565,000	505,984
3.00%, 2/15/49	530,000	443,792

See Notes to Financial Statements.

108	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value
2.88%, 5/15/49	$550,000	$449,969
2.25%, 8/15/49	560,000	402,063
2.38%, 11/15/49	550,000	406,141
2.00%, 2/15/50	855,000	578,795
1.25%, 5/15/50	508,000	282,138
1.38%, 8/15/50	280,000	160,738
1.63%, 11/15/50	1,100,000	675,039
1.88%, 2/15/51	1,050,000	686,684
2.38%, 5/15/51	950,000	698,324
2.00%, 8/15/51	1,170,000	787,465
1.88%, 11/15/51	640,000	416,850
2.25%, 2/15/52	375,000	267,920
2.88%, 5/15/52	1,050,000	861,246
3.00%, 8/15/52	1,000,000	842,109
4.00%, 11/15/52	500,000	509,297
3.63%, 2/15/53	1,000,000	952,734

Total U.S. Treasury Bonds		32,746,818

U.S. Treasury Notes – 17.5%
0.25%, 3/15/24	610,000	580,072
2.13%, 3/31/24	400,000	387,313
2.25%, 3/31/24	1,000,000	969,648
0.38%, 4/15/24	1,000,000	948,691
2.25%, 4/30/24	205,000	198,402
2.50%, 4/30/24	1,450,000	1,406,981
0.25%, 5/15/24	1,100,000	1,037,824
2.50%, 5/15/24	1,900,000	1,842,147
2.00%, 5/31/24	1,010,000	972,204
2.50%, 5/31/24	1,150,000	1,113,748
0.25%, 6/15/24	1,500,000	1,409,883
1.75%, 6/30/24	1,000,000	957,461
2.00%, 6/30/24	1,644,000	1,578,336
3.00%, 6/30/24	1,000,000	973,105
0.38%, 7/15/24	1,500,000	1,407,129
1.75%, 7/31/24	1,100,000	1,050,221
2.13%, 7/31/24	576,000	552,960
3.00%, 7/31/24	1,000,000	971,797
0.38%, 8/15/24	1,200,000	1,121,766
2.38%, 8/15/24	1,400,000	1,347,500
1.25%, 8/31/24	1,205,000	1,139,337
1.88%, 8/31/24	1,100,000	1,049,813
3.25%, 8/31/24	600,000	584,590
0.38%, 9/15/24	2,100,000	1,957,389
1.50%, 9/30/24	615,000	582,689
2.13%, 9/30/24	894,000	855,638
4.25%, 9/30/24	1,000,000	988,789
0.63%, 10/15/24	1,355,000	1,264,093
1.50%, 10/31/24	1,100,000	1,039,822
2.25%, 10/31/24	310,000	296,655
0.75%, 11/15/24	1,300,000	1,211,488
2.25%, 11/15/24	1,150,000	1,100,182
1.50%, 11/30/24	865,000	815,938
2.13%, 11/30/24	1,000,000	953,750
4.50%, 11/30/24	1,000,000	992,793
1.00%, 12/15/24	2,100,000	1,960,424
1.75%, 12/31/24	1,525,000	1,442,316
2.25%, 12/31/24	972,000	927,539
4.25%, 12/31/24	2,000,000	1,977,656
1.13%, 1/15/25	1,345,000	1,256,025
1.38%, 1/31/25	1,204,000	1,128,797
2.50%, 1/31/25	750,000	718,447
4.13%, 1/31/25	500,000	493,535
1.50%, 2/15/25	1,325,000	1,243,378
2.00%, 2/15/25	1,150,000	1,090,209
1.13%, 2/28/25	850,000	791,048
2.75%, 2/28/25	1,000,000	961,426
4.63%, 2/28/25	895,000	892,168
1.75%, 3/15/25	1,000,000	941,172
0.50%, 3/31/25	1,275,000	1,168,667
2.63%, 3/31/25	1,202,000	1,151,854
2.63%, 4/15/25	1,300,000	1,244,242
0.38%, 4/30/25	1,000,000	911,172
2.88%, 4/30/25	2,000,000	1,923,750
2.13%, 5/15/25	1,375,000	1,300,933
2.75%, 5/15/25	1,350,000	1,294,313
0.25%, 5/31/25	2,000,000	1,811,875
2.88%, 5/31/25	565,000	543,084
0.25%, 6/30/25	1,650,000	1,491,768
2.75%, 6/30/25	311,000	297,904
3.00%, 7/15/25	1,000,000	962,891
0.25%, 7/31/25	600,000	540,609
2.00%, 8/15/25	500,000	469,863
3.13%, 8/15/25	125,000	120,679
0.25%, 8/31/25	1,715,000	1,540,485
0.25%, 9/30/25	1,972,000	1,768,021
4.25%, 10/15/25	1,000,000	991,641
0.25%, 10/31/25	2,000,000	1,786,406
2.25%, 11/15/25	835,000	786,335
4.50%, 11/15/25	1,000,000	998,438
0.38%, 11/30/25	1,425,000	1,273,260
4.00%, 12/15/25	1,000,000	986,680
0.38%, 12/31/25	1,400,000	1,249,172
3.88%, 1/15/26	855,000	840,405
0.38%, 1/31/26	1,746,400	1,551,704
1.63%, 2/15/26	700,000	644,902
4.00%, 2/15/26	855,000	843,210
0.50%, 2/28/26	1,500,000	1,333,887
0.75%, 3/31/26	1,120,000	1,002,356
2.25%, 3/31/26	215,000	201,554
0.75%, 4/30/26	1,400,000	1,248,242
1.63%, 5/15/26	1,170,000	1,072,195
0.75%, 5/31/26	1,500,000	1,333,887
2.13%, 5/31/26	1,000,000	930,781
0.88%, 6/30/26	1,500,000	1,337,109
1.88%, 6/30/26	850,000	784,424
0.63%, 7/31/26	1,000,000	881,094
1.88%, 7/31/26	570,000	524,934
1.50%, 8/15/26	1,624,000	1,474,161
0.75%, 8/31/26	1,000,000	882,656
1.38%, 8/31/26	335,000	302,521
0.88%, 9/30/26	1,000,000	884,727
1.63%, 9/30/26	100,000	91,000
1.13%, 10/31/26	1,000,000	890,938
2.00%, 11/15/26	500,000	459,922
1.25%, 11/30/26	315,000	281,384
1.25%, 12/31/26	1,000,000	891,719
1.75%, 12/31/26	620,000	564,588

See Notes to Financial Statements.

WisdomTree Trust	109

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value
1.50%, 1/31/27	$2,000,000	$1,797,578
2.25%, 2/15/27	500,000	462,773
1.13%, 2/28/27	500,000	442,695
1.88%, 2/28/27	1,250,000	1,138,525
0.63%, 3/31/27	90,000	77,787
0.50%, 4/30/27	300,000	257,285
2.75%, 4/30/27	1,250,000	1,176,514
2.38%, 5/15/27	1,000,000	926,836
0.50%, 5/31/27	460,000	393,138
2.63%, 5/31/27	315,000	294,808
0.50%, 6/30/27	615,000	524,263
0.38%, 7/31/27	1,245,000	1,052,803
2.25%, 8/15/27	595,000	547,028
0.50%, 8/31/27	666,700	565,523
0.38%, 9/30/27	800,000	672,906
0.50%, 10/31/27	650,000	548,539
4.13%, 10/31/27	1,000,000	995,039
2.25%, 11/15/27	540,000	494,859
0.63%, 11/30/27	1,762,400	1,493,427
3.88%, 11/30/27	1,000,000	985,781
0.63%, 12/31/27	1,250,000	1,056,885
3.88%, 12/31/27	800,000	788,375
0.75%, 1/31/28	2,190,000	1,858,934
3.50%, 1/31/28	920,000	892,113
2.75%, 2/15/28	650,000	608,156
1.13%, 2/29/28	821,600	709,240
4.00%, 2/29/28	500,000	496,348
1.25%, 3/31/28	950,000	823,791
1.25%, 4/30/28	850,000	735,449
2.88%, 5/15/28	590,000	554,047
1.25%, 5/31/28	400,000	345,484
1.25%, 6/30/28	1,000,000	861,914
1.00%, 7/31/28	1,000,000	848,281
2.88%, 8/15/28	2,200,000	2,061,898
1.13%, 8/31/28	750,000	639,404
1.25%, 9/30/28	500,000	428,320
1.38%, 10/31/28	650,000	559,813
3.13%, 11/15/28	800,000	758,375
1.50%, 11/30/28	500,000	433,086
1.75%, 1/31/29	500,000	437,949
2.63%, 2/15/29	1,000,000	920,664
1.88%, 2/28/29	500,000	441,113
2.38%, 3/31/29	1,200,000	1,087,781
2.38%, 5/15/29	1,000,000	905,078
2.75%, 5/31/29	360,000	333,070
1.63%, 8/15/29	1,305,000	1,128,162
3.13%, 8/31/29	1,000,000	944,375
1.75%, 11/15/29	750,000	652,676
3.50%, 1/31/30	475,000	458,783
1.50%, 2/15/30	1,000,000	849,219
4.00%, 2/28/30	475,000	473,182
0.63%, 5/15/30	1,195,000	945,170
0.63%, 8/15/30	700,000	550,594
0.88%, 11/15/30	960,000	767,400
1.13%, 2/15/31	595,000	484,274
1.63%, 5/15/31	1,800,000	1,513,688
1.25%, 8/15/31	1,870,000	1,516,307
1.38%, 11/15/31	1,735,000	1,412,670
1.88%, 2/15/32	1,000,000	847,500
2.88%, 5/15/32	925,000	851,145
2.75%, 8/15/32	1,660,000	1,509,173
4.13%, 11/15/32	1,450,000	1,473,789
3.50%, 2/15/33	1,000,000	967,266

Total U.S. Treasury Notes		151,131,684
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $201,154,025)		183,878,502

CORPORATE BONDS – 39.5%

Australia – 0.2%

BHP Billiton Finance USA Ltd. 6.42%, 3/1/26	100,000	103,726

Rio Tinto Finance USA Ltd. 7.13%, 7/15/28	98,000	107,778

Westpac Banking Corp.
2.89%, 2/4/30, (2.894% fixed rate until 2/4/25; 5-year Constant Maturity Treasury Rate + 1.35% thereafter)(b)	300,000	279,159
4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(b)	115,000	101,732
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(b)	600,000	461,544
2.96%, 11/16/40	323,000	220,612

Total Australia		1,274,551

Austria – 0.1%

Suzano Austria GmbH
6.00%, 1/15/29	200,000	197,120
5.00%, 1/15/30	452,000	416,432
3.75%, 1/15/31	200,000	169,566

Total Austria		783,118

Belgium – 0.5%

Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	385,000	361,927
4.90%, 2/1/46	800,000	735,104

Anheuser-Busch InBev Finance, Inc.
4.70%, 2/1/36	35,000	33,015
4.90%, 2/1/46	228,000	209,484

Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	320,000	305,741
4.75%, 1/23/29	612,000	602,349
4.90%, 1/23/31(c)	425,000	425,429
4.38%, 4/15/38	45,000	40,286
8.20%, 1/15/39	155,000	193,978
5.45%, 1/23/39	330,000	329,733
4.35%, 6/1/40	100,000	88,010
4.60%, 4/15/48	390,000	344,947
4.44%, 10/6/48	270,000	232,972
5.55%, 1/23/49	165,000	166,478
4.50%, 6/1/50	241,000	212,962
5.80%, 1/23/59	100,000	103,516

Total Belgium		4,385,931

See Notes to Financial Statements.

110	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Bermuda – 0.0%

RenaissanceRe Holdings Ltd. 3.60%, 4/15/29	$125,000	$112,616

Brazil – 0.1%

Vale Overseas Ltd.
3.75%, 7/8/30	453,000	394,264
6.88%, 11/21/36	127,000	130,349

Vale SA 5.63%, 9/11/42	100,000	97,075

Total Brazil		621,688

Canada – 1.4%

Bank of Montreal
4.25%, 9/14/24, Series H	500,000	491,540
1.50%, 1/10/25	251,000	233,917
1.85%, 5/1/25	123,000	114,415
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(b)	369,000	330,347

Bank of Nova Scotia
5.25%, 12/6/24	500,000	498,945
1.30%, 9/15/26	132,000	114,967
4.59%, 5/4/37, (4.588% fixed rate until 2/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(b)	250,000	219,175

Barrick Gold Corp. 5.25%, 4/1/42	200,000	195,800

Barrick North America Finance LLC 5.75%, 5/1/43	82,000	82,806

Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/39	25,000	25,797

Bell Telephone Co. of Canada / Bell Canada
4.30%, 7/29/49	125,000	103,107
3.20%, 2/15/52, Series US-6	160,000	108,173

Canadian Imperial Bank of Commerce 3.30%, 4/7/25	500,000	479,615

Canadian National Railway Co. 6.90%, 7/15/28	135,000	147,111

Canadian Natural Resources Ltd.
3.85%, 6/1/27	56,000	52,614
2.95%, 7/15/30	65,000	55,069
6.50%, 2/15/37	104,000	105,619
4.95%, 6/1/47	150,000	131,059

Canadian Pacific Railway Co.
1.35%, 12/2/24	83,000	77,361
7.13%, 10/15/31	330,000	370,085
4.80%, 9/15/35	95,000	88,905
3.00%, 12/2/41	40,000	30,331
3.10%, 12/2/51	186,000	127,070
6.13%, 9/15/2115	85,000	87,247

Cenovus Energy, Inc.
2.65%, 1/15/32	139,000	109,978
5.25%, 6/15/37	250,000	229,150
3.75%, 2/15/52(c)	90,000	63,838

CGI, Inc. 2.30%, 9/14/31	30,000	23,064

CI Financial Corp.
3.20%, 12/17/30	260,000	197,324
4.10%, 6/15/51	145,000	87,231

Emera U.S. Finance LP 4.75%, 6/15/46	173,000	136,260

Enbridge, Inc.
2.50%, 1/15/25	450,000	425,997
4.25%, 12/1/26	25,000	23,981
3.70%, 7/15/27	55,000	51,569
3.13%, 11/15/29	57,000	49,732
4.00%, 11/15/49	200,000	155,798

Fairfax Financial Holdings Ltd. 4.85%, 4/17/28	157,000	150,558

Manulife Financial Corp.
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(b)	25,000	23,201

Nutrien Ltd.
3.00%, 4/1/25	160,000	152,178
4.00%, 12/15/26	100,000	96,179
4.20%, 4/1/29	142,000	134,179
2.95%, 5/13/30	30,000	25,603
4.13%, 3/15/35	55,000	47,726
5.88%, 12/1/36	75,000	75,625
5.25%, 1/15/45	134,000	124,331

Rogers Communications, Inc.
2.95%, 3/15/25(d)	250,000	237,270
3.20%, 3/15/27(d)	500,000	460,270
4.50%, 3/15/43	190,000	155,334
5.00%, 3/15/44	88,000	76,516
4.30%, 2/15/48	81,000	62,273
4.35%, 5/1/49	222,000	173,517
4.55%, 3/15/52(d)	59,000	47,196

Royal Bank of Canada
1.60%, 1/21/25	750,000	702,442
6.00%, 11/1/27	750,000	772,537

Suncor Energy, Inc.
5.95%, 12/1/34	71,000	71,141
6.80%, 5/15/38	93,000	99,442
6.50%, 6/15/38	265,000	272,621
4.00%, 11/15/47	72,000	56,331

Teck Resources Ltd. 6.00%, 8/15/40	6,000	5,872

TELUS Corp.
3.70%, 9/15/27	130,000	122,754
4.60%, 11/16/48	120,000	105,918

Thomson Reuters Corp. 5.65%, 11/23/43	90,000	84,667

Toronto-Dominion Bank
4.29%, 9/13/24	500,000	492,295
4.11%, 6/8/27	157,000	150,819
4.69%, 9/15/27	200,000	195,854
4.46%, 6/8/32	250,000	235,620

TransCanada PipeLines Ltd.
4.25%, 5/15/28	77,000	72,890
2.50%, 10/12/31	25,000	19,833
4.63%, 3/1/34	145,000	132,253

See Notes to Financial Statements.

WisdomTree Trust	111

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value
4.75%, 5/15/38	$460,000	$412,183
7.25%, 8/15/38	175,000	194,395
6.10%, 6/1/40	50,000	50,698
5.10%, 3/15/49	163,000	148,348

Total Canada		12,265,866

Chile – 0.0%

Celulosa Arauco y Constitucion SA 3.88%, 11/2/27	205,000	188,670

Enel Chile SA 4.88%, 6/12/28	120,000	115,472

Total Chile		304,142

China – 0.2%

NXP BV / NXP Funding LLC
5.35%, 3/1/26	139,000	137,749
5.55%, 12/1/28	57,000	56,969

NXP BV / NXP Funding LLC / NXP USA, Inc.
3.88%, 6/18/26	95,000	90,240
4.30%, 6/18/29	227,000	209,891
2.65%, 2/15/32	500,000	393,245
3.13%, 2/15/42	300,000	203,169

Tencent Music Entertainment Group 2.00%, 9/3/30	265,000	202,579

Weibo Corp. 3.38%, 7/8/30	225,000	181,519

Total China		1,475,361

France – 0.2%

AXA SA 8.60%, 12/15/30	200,000	245,990

Lafarge SA 7.13%, 7/15/36	190,000	204,689

Orange SA
9.00%, 3/1/31	382,000	467,801
5.50%, 2/6/44	135,000	136,735

Sanofi 3.63%, 6/19/28	180,000	171,049

TotalEnergies Capital International SA 2.83%, 1/10/30	225,000	198,796

TotalEnergies Capital SA 3.88%, 10/11/28	193,000	185,504

Total France		1,610,564

Germany – 0.3%

Deutsche Bank AG
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581% thereafter)(b)	500,000	480,555
4.10%, 1/13/26	250,000	239,790
6.12%, 7/14/26, (6.119% fixed rate until 7/14/25; Secured Overnight Financing Rate + 3.91% thereafter)(b)	500,000	499,765
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(b)	585,000	490,435
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(b)	245,000	193,898

Deutsche Telekom International Finance BV
8.75%, 6/15/30	336,000	399,101
9.25%, 6/1/32	23,000	29,200

Mercedes-Benz Finance North America LLC 8.50%, 1/18/31	100,000	123,789

Total Germany		2,456,533

Ireland – 0.2%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/24	475,000	441,071
1.75%, 10/29/24, Series 3NC1	450,000	418,059
3.65%, 7/21/27	210,000	190,443
3.00%, 10/29/28	384,000	327,352
3.30%, 1/30/32	645,000	516,626
3.40%, 10/29/33	270,000	210,370

Total Ireland		2,103,921

Japan – 0.8%

Mitsubishi UFJ Financial Group, Inc.
2.19%, 2/25/25	400,000	375,024
3.84%, 4/17/26, (3.837% fixed rate until 4/17/25; 1-year Constant Maturity Treasury Rate + 1.125% thereafter)(b)	500,000	481,065
1.54%, 7/20/27, (1.538% fixed rate until 7/20/26; 1-year Constant Maturity Treasury Rate + 0.75% thereafter)(b)	400,000	350,064
3.29%, 7/25/27	245,000	227,804
3.74%, 3/7/29	150,000	137,538
3.20%, 7/18/29	235,000	206,687
2.31%, 7/20/32, (2.309% fixed rate until 7/20/31; 1-year Constant Maturity Treasury Rate + 0.95% thereafter)(b)	280,000	218,742

Mizuho Financial Group, Inc.
2.84%, 7/16/25, (2.839% fixed rate until 7/16/24; Secured Overnight Financing Rate + 0.98% thereafter)(b)	400,000	382,908
4.02%, 3/5/28	200,000	188,538
1.98%, 9/8/31, (1.979% fixed rate until 9/8/30; Secured Overnight Financing Rate + 1.532% thereafter)(b)	240,000	186,809
2.26%, 7/9/32, (2.26% fixed rate until 7/9/31; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(b)	200,000	155,490

Nomura Holdings, Inc.
2.65%, 1/16/25	386,000	365,202
5.71%, 1/9/26	500,000	499,105
3.10%, 1/16/30	414,000	350,960

ORIX Corp. 3.70%, 7/18/27	90,000	85,281

Sumitomo Mitsui Financial Group, Inc.
2.70%, 7/16/24	250,000	240,705
1.47%, 7/8/25	590,000	537,413
1.40%, 9/17/26	500,000	434,220
5.52%, 1/13/28	200,000	200,162
3.54%, 1/17/28	105,000	96,982
3.04%, 7/16/29	210,000	182,062
3.20%, 9/17/29	246,000	211,063

See Notes to Financial Statements.

112	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	$366,000	$361,403
2.05%, 3/31/30	350,000	285,691
3.03%, 7/9/40	200,000	147,162
3.18%, 7/9/50	260,000	178,316

Total Japan		7,086,396

Luxembourg – 0.1%

ArcelorMittal SA
6.80%, 11/29/32	350,000	354,707
6.75%, 3/1/41	125,000	123,880

Total Luxembourg		478,587

Mexico – 0.1%

America Movil SAB de CV 3.63%, 4/22/29	314,000	285,982

Grupo Televisa SAB 6.63%, 1/15/40	360,000	374,051

Total Mexico		660,033

Netherlands – 0.1%

Cooperatieve Rabobank UA
3.75%, 7/21/26	425,000	399,155
5.25%, 8/4/45	250,000	237,840

ING Groep NV
3.87%, 3/28/26, (3.869% fixed rate until 3/28/25; Secured Overnight Financing Rate + 1.64% thereafter)(b)	500,000	481,675

Koninklijke Ahold Delhaize NV 5.70%, 10/1/40	40,000	40,307

Total Netherlands		1,158,977

Norway – 0.0%

Equinor ASA
3.25%, 11/18/49	279,000	206,744
3.70%, 4/6/50	190,000	153,300

Total Norway		360,044

Peru – 0.1%

Southern Copper Corp.
6.75%, 4/16/40	210,000	230,857
5.88%, 4/23/45(c)	221,000	224,255

Total Peru		455,112

Spain – 0.2%

Banco Santander SA
5.15%, 8/18/25	800,000	789,232
2.75%, 12/3/30	410,000	320,021

Telefonica Emisiones SA
4.10%, 3/8/27	120,000	113,716
7.05%, 6/20/36	135,000	142,455
4.67%, 3/6/38	170,000	140,590
5.52%, 3/1/49	225,000	195,741

Telefonica Europe BV 8.25%, 9/15/30	150,000	170,206

Total Spain		1,871,961

Switzerland – 0.1%

Credit Suisse AG 4.75%, 8/9/24	500,000	481,865

Credit Suisse Group AG
4.55%, 4/17/26	360,000	322,726
4.88%, 5/15/45	225,000	164,367

Total Switzerland		968,958

United Kingdom – 1.9%

AstraZeneca Finance LLC
0.70%, 5/28/24	500,000	473,265
1.20%, 5/28/26	100,000	88,579

Barclays PLC
3.93%, 5/7/25, (3.932% fixed rate until 5/7/24; 3-month U.S. dollar London Interbank Offered Rate + 1.61% thereafter)(b)(e)	500,000	487,020
4.84%, 5/9/28	355,000	332,788
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; 3-month U.S. dollar London Interbank Offered Rate + 1.902% thereafter)(b)(e)	830,000	789,936
5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; 3-month U.S. dollar London Interbank Offered Rate + 3.054% thereafter)(b)(e)	300,000	278,367
2.65%, 6/24/31, (2.645% fixed rate until 6/24/30; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(b)	660,000	526,574
5.75%, 8/9/33, (5.746% fixed rate until 8/9/32; 1-year Constant Maturity Treasury Rate + 3.00% thereafter)(b)	325,000	314,126
3.81%, 3/10/42, (3.811% fixed rate until 3/10/41; 1-year Constant Maturity Treasury Rate + 1.70% thereafter)(b)	250,000	181,638
5.25%, 8/17/45	100,000	93,307
4.95%, 1/10/47	200,000	178,986

BAT Capital Corp.
3.22%, 8/15/24	250,000	241,030
3.56%, 8/15/27	957,000	873,186
3.46%, 9/6/29	162,000	139,096
4.91%, 4/2/30	53,000	48,984
4.39%, 8/15/37	645,000	501,668
4.54%, 8/15/47	155,000	111,315
4.76%, 9/6/49	100,000	74,265
5.28%, 4/2/50	45,000	35,949
3.98%, 9/25/50	185,000	122,194

BAT International Finance PLC 1.67%, 3/25/26	50,000	44,460

BP Capital Markets PLC 3.72%, 11/28/28	70,000	66,008

British Telecommunications PLC
5.13%, 12/4/28	375,000	368,722
9.63%, 12/15/30	281,000	340,117

CNH Industrial NV 3.85%, 11/15/27	89,000	84,370

Diageo Capital PLC 5.50%, 1/24/33	250,000	259,613

GlaxoSmithKline Capital, Inc. 3.88%, 5/15/28	21,000	20,020

See Notes to Financial Statements.

WisdomTree Trust	113

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

HSBC Holdings PLC
4.25%, 8/18/25	$375,000	$362,966
2.63%, 11/7/25, (2.633% fixed rate until 11/7/24; Secured Overnight Financing Rate + 1.402% thereafter)(b)	500,000	473,830
4.29%, 9/12/26, (4.292% fixed rate until 9/12/25; 3-month U.S. dollar London Interbank Offered Rate + 1.348% thereafter)(b)(e)	500,000	481,820
2.25%, 11/22/27, (2.251% fixed rate until 11/22/26; Secured Overnight Financing Rate + 1.10% thereafter)(b)	750,000	660,397
4.58%, 6/19/29, (4.583% fixed rate until 6/19/28; 3-month U.S. dollar London Interbank Offered Rate + 1.535% thereafter)(b)(e)	390,000	366,822
4.95%, 3/31/30	500,000	482,050
2.80%, 5/24/32, (2.804% fixed rate until 5/24/31; Secured Overnight Financing Rate + 1.187% thereafter)(b)	412,000	329,106
4.76%, 3/29/33, (4.762% fixed rate until 3/29/32; Secured Overnight Financing Rate + 2.53% thereafter)(b)	500,000	449,170
6.50%, 5/2/36	450,000	465,219
6.50%, 9/15/37	100,000	103,689

Lloyds Banking Group PLC
4.50%, 11/4/24	400,000	392,100
3.51%, 3/18/26, (3.511% fixed rate until 3/18/25; 1-year Constant Maturity Treasury Rate + 1.60% thereafter)(b)	750,000	716,505
4.34%, 1/9/48	214,000	165,771

NatWest Group PLC
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; 3-month U.S. dollar London Interbank Offered Rate + 1.754% thereafter)(b)(e)	211,000	201,904
3.75%, 11/1/29, (3.754% fixed rate until 11/1/24; 5-year Constant Maturity Treasury Rate + 2.10% thereafter)(b)	250,000	235,595
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; 3-month U.S. dollar London Interbank Offered Rate + 1.905% thereafter)(b)(e)	340,000	326,114

nVent Finance Sarl 4.55%, 4/15/28	84,000	77,999

Prudential PLC 3.13%, 4/14/30	91,000	80,181

RELX Capital, Inc.
4.00%, 3/18/29	171,000	158,546
3.00%, 5/22/30	195,000	168,074

Reynolds American, Inc.
5.70%, 8/15/35	152,000	138,469
7.25%, 6/15/37	150,000	159,044
5.85%, 8/15/45	126,000	108,404

Santander UK Group Holdings PLC
6.83%, 11/21/26, (6.833% fixed rate until 11/21/25; Secured Overnight Financing Rate + 2.749% thereafter)(b)	500,000	508,890
2.90%, 3/15/32, (2.896% fixed rate until 3/15/31; Secured Overnight Financing Rate + 1.475% thereafter)(b)	250,000	200,680

Unilever Capital Corp.
2.60%, 5/5/24	500,000	485,030
2.90%, 5/5/27	160,000	149,011

Vodafone Group PLC
4.13%, 5/30/25	250,000	243,438
7.88%, 2/15/30	164,000	186,699
4.38%, 2/19/43	64,000	52,408
5.25%, 5/30/48	406,000	375,331
4.88%, 6/19/49	283,000	245,661

Total United Kingdom		16,626,506

United States – 32.9%

3M Co. 2.88%, 10/15/27	250,000	227,615

Abbott Laboratories 3.75%, 11/30/26	84,000	81,273

AbbVie, Inc.
3.80%, 3/15/25	700,000	679,196
2.95%, 11/21/26	65,000	59,989
4.25%, 11/14/28	155,000	148,304
3.20%, 11/21/29	624,000	551,891
4.55%, 3/15/35	640,000	595,968
4.50%, 5/14/35	234,000	217,363
4.05%, 11/21/39	40,000	33,862
4.63%, 10/1/42	230,000	204,021
4.75%, 3/15/45	278,000	249,269
4.70%, 5/14/45	230,000	204,107
4.45%, 5/14/46	212,000	181,851
4.25%, 11/21/49	450,000	375,043

Activision Blizzard, Inc.
3.40%, 9/15/26	100,000	94,591
1.35%, 9/15/30	65,000	50,766
2.50%, 9/15/50	150,000	93,819

Adobe, Inc. 2.30%, 2/1/30	44,000	37,667

Advance Auto Parts, Inc. 3.50%, 3/15/32	30,000	24,655

Adventist Health System 2.95%, 3/1/29	150,000	130,314

AEP Texas, Inc.
3.95%, 6/1/28	110,000	103,714
3.80%, 10/1/47	25,000	18,648
3.45%, 5/15/51	225,000	160,830

AES Corp. 2.45%, 1/15/31	122,000	96,995

Aetna, Inc.
6.63%, 6/15/36	55,000	59,234
4.50%, 5/15/42	222,000	192,214
4.13%, 11/15/42	45,000	36,824
4.75%, 3/15/44	120,000	105,191
3.88%, 8/15/47	76,000	57,290

Agilent Technologies, Inc.
2.75%, 9/15/29	33,000	28,538
2.30%, 3/12/31	380,000	309,480

See Notes to Financial Statements.

114	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Air Lease Corp.
0.80%, 8/18/24	$385,000	$357,607
3.25%, 3/1/25	100,000	94,981
3.63%, 4/1/27	186,000	171,081
3.63%, 12/1/27	65,000	59,144
4.63%, 10/1/28	486,000	454,279
3.25%, 10/1/29	100,000	85,374

Air Products and Chemicals, Inc. 2.05%, 5/15/30	155,000	129,679

Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28(c)	95,000	89,663
4.50%, 7/30/29	42,000	40,055
3.38%, 8/15/31	675,000	593,129
4.00%, 2/1/50	35,000	27,231
3.00%, 5/18/51	150,000	96,702

Allstate Corp. 3.28%, 12/15/26	98,000	92,551

Ally Financial, Inc. 8.00%, 11/1/31	471,000	511,610

Altria Group, Inc.
4.80%, 2/14/29	366,000	351,247
3.40%, 5/6/30	279,000	240,632
5.80%, 2/14/39	184,000	169,620
3.40%, 2/4/41	55,000	36,912
5.38%, 1/31/44	400,000	348,900
3.88%, 9/16/46	67,000	44,836
5.95%, 2/14/49	112,000	100,350
3.70%, 2/4/51	375,000	238,342

Amcor Flexibles North America, Inc. 2.69%, 5/25/31	325,000	263,815

Ameren Corp.
3.65%, 2/15/26	2,000	1,909
1.75%, 3/15/28	88,000	75,047

Ameren Illinois Co. 1.55%, 11/15/30	125,000	97,775

American Airlines Pass-Through Trust
3.15%, 8/15/33, Series 2019-1, Class AA	209,321	181,800

American Electric Power Co., Inc.
1.00%, 11/1/25, Series N	25,000	22,326
4.30%, 12/1/28, Series J	180,000	171,412
3.25%, 3/1/50	40,000	26,954

American Equity Investment Life Holding Co. 5.00%, 6/15/27	50,000	49,191

American Express Co.
2.25%, 3/4/25	750,000	706,380
4.90%, 2/13/26	500,000	496,225

American Homes 4 Rent LP
4.25%, 2/15/28	87,000	81,299
4.90%, 2/15/29	141,000	134,211

American Honda Finance Corp.
2.15%, 9/10/24	500,000	477,325
1.50%, 1/13/25	150,000	140,388
1.00%, 9/10/25	150,000	135,489
1.80%, 1/13/31	145,000	116,125

American International Group, Inc.
2.50%, 6/30/25	500,000	470,985
3.88%, 1/15/35	263,000	230,761
4.38%, 6/30/50	156,000	131,503

American Tower Corp.
3.55%, 7/15/27	175,000	161,822
1.50%, 1/31/28	181,000	149,589
3.80%, 8/15/29	479,000	432,230
2.90%, 1/15/30	415,000	351,679
2.30%, 9/15/31	290,000	225,475
3.10%, 6/15/50	120,000	74,858
2.95%, 1/15/51	159,000	96,184

American Water Capital Corp.
3.40%, 3/1/25	100,000	96,433
2.95%, 9/1/27	32,000	29,371
3.75%, 9/1/28	234,000	218,958
4.45%, 6/1/32	250,000	238,102
4.00%, 12/1/46	78,000	62,268
3.75%, 9/1/47	95,000	74,391
4.20%, 9/1/48	80,000	67,305
3.45%, 5/1/50	75,000	55,561

AmerisourceBergen Corp.
3.45%, 12/15/27	167,000	155,530
2.70%, 3/15/31	410,000	341,009

Amgen, Inc.
1.90%, 2/21/25	850,000	795,345
2.20%, 2/21/27	100,000	89,653
3.20%, 11/2/27	161,000	148,873
2.45%, 2/21/30	421,000	354,040
2.00%, 1/15/32	285,000	220,846
3.35%, 2/22/32	500,000	433,805
4.20%, 3/1/33	500,000	459,990
5.25%, 3/2/33	750,000	744,780
3.15%, 2/21/40	80,000	58,957
2.80%, 8/15/41	220,000	151,650
4.40%, 5/1/45	176,000	147,423
4.56%, 6/15/48	200,000	172,264
3.38%, 2/21/50	500,000	349,480
4.66%, 6/15/51	100,000	86,583
3.00%, 1/15/52	356,000	228,313
5.65%, 3/2/53	500,000	496,185
2.77%, 9/1/53	70,000	42,362

Amphenol Corp. 2.80%, 2/15/30	220,000	189,924

Analog Devices, Inc. 3.50%, 12/5/26	83,000	78,788

Aon Corp. 4.50%, 12/15/28	509,000	492,987

Aon Corp. / Aon Global Holdings PLC
2.60%, 12/2/31	49,000	39,985
2.90%, 8/23/51	160,000	103,861

Aon Global Ltd.
3.88%, 12/15/25	50,000	48,258
4.75%, 5/15/45	25,000	22,246

Appalachian Power Co. 3.30%, 6/1/27, Series X	100,000	93,913

See Notes to Financial Statements.

WisdomTree Trust	115

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Aptiv PLC
4.35%, 3/15/29	$75,000	$71,103
5.40%, 3/15/49	150,000	130,716
3.10%, 12/1/51	364,000	220,045

Arch Capital Group Ltd. 3.64%, 6/30/50	142,000	102,460

Arch Capital Group U.S., Inc. 5.14%, 11/1/43	105,000	96,426

Ares Capital Corp.
3.25%, 7/15/25	250,000	233,050
2.88%, 6/15/28	531,000	436,360

Arizona Public Service Co. 2.95%, 9/15/27	33,000	30,030

Arrow Electronics, Inc. 3.88%, 1/12/28	212,000	194,586

Arthur J Gallagher & Co. 3.50%, 5/20/51	190,000	135,062

Assurant, Inc. 4.90%, 3/27/28(c)	50,000	48,255

Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/51	60,000	41,878

AT&T, Inc.
3.88%, 1/15/26	60,000	57,890
2.30%, 6/1/27	125,000	111,495
4.10%, 2/15/28	234,000	223,156
4.35%, 3/1/29	509,000	482,898
4.30%, 2/15/30	267,000	250,812
2.75%, 6/1/31	518,000	428,604
2.25%, 2/1/32	885,000	691,380
2.55%, 12/1/33	584,000	447,543
4.50%, 5/15/35	114,000	102,608
5.25%, 3/1/37	73,000	70,391
4.85%, 3/1/39	135,000	121,403
3.50%, 6/1/41	575,000	432,503
4.30%, 12/15/42	320,000	265,251
3.10%, 2/1/43	25,000	17,548
5.15%, 11/15/46	22,000	20,117
4.55%, 3/9/49	29,000	24,099
5.15%, 2/15/50	205,000	187,971
3.65%, 6/1/51	200,000	143,234
3.30%, 2/1/52	388,000	266,044
3.50%, 9/15/53	525,000	361,027
3.55%, 9/15/55	659,000	447,342
3.80%, 12/1/57	670,000	471,184
3.65%, 9/15/59	244,000	165,412
3.85%, 6/1/60	296,000	207,730

Athene Holding Ltd.
4.13%, 1/12/28	525,000	491,342
3.95%, 5/25/51	38,000	26,804

Autodesk, Inc.
3.50%, 6/15/27	253,000	237,683
2.40%, 12/15/31	20,000	16,015

AutoNation, Inc. 3.80%, 11/15/27	215,000	197,422

AutoZone, Inc.
3.13%, 4/18/24	50,000	48,733
3.75%, 6/1/27	163,000	154,891
3.75%, 4/18/29	175,000	160,788
1.65%, 1/15/31	245,000	189,062

AvalonBay Communities, Inc.
3.20%, 1/15/28	85,000	78,159
3.30%, 6/1/29	175,000	156,922

Avangrid, Inc. 3.80%, 6/1/29	100,000	90,563

Avery Dennison Corp. 4.88%, 12/6/28	41,000	40,307

AXIS Specialty Finance LLC 3.90%, 7/15/29	225,000	205,981

AXIS Specialty Finance PLC 4.00%, 12/6/27	195,000	185,652

Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	10,000	9,239
3.14%, 11/7/29	245,000	216,609

Baltimore Gas and Electric Co. 2.25%, 6/15/31	295,000	238,593

Bank of America Corp.
4.00%, 1/22/25	241,000	234,886
3.95%, 4/21/25, Series L	200,000	193,978
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(b)(e)	610,000	585,960
2.46%, 10/22/25, (2.456% fixed rate until 10/22/24; 3-month U.S. dollar London Interbank Offered Rate + 0.87% thereafter)(b)(e)	400,000	379,680
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(b)(e)	169,000	161,797
4.45%, 3/3/26	220,000	214,040
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(b)	750,000	668,490
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month U.S. dollar London Interbank Offered Rate + 1.06% thereafter)(b)(e)	250,000	235,060
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(b)	500,000	440,710
4.18%, 11/25/27, Series L	230,000	219,287
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(b)	500,000	478,265
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(b)(e)	150,000	136,928
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month U.S. dollar London Interbank Offered Rate + 1.07% thereafter)(b)(e)	75,000	69,716

See Notes to Financial Statements.

116	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(b)	$320,000	$269,597
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month U.S. dollar London Interbank Offered Rate + 1.19% thereafter)(b)(e)	145,000	122,948
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(b)(e)	320,000	263,965
2.65%, 3/11/32, Series N, (2.651% fixed rate until 3/11/31; Secured Overnight Financing Rate + 1.22% thereafter)(b)	906,000	738,082
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(b)	734,000	595,964
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(b)	250,000	240,720
2.48%, 9/21/36, (2.482% fixed rate until 9/21/31; 5-year Constant Maturity Treasury Rate + 1.20% thereafter)(b)	594,000	445,114
7.75%, 5/14/38	360,000	425,156

BankUnited, Inc. 5.13%, 6/11/30	225,000	213,682

Baxalta, Inc. 5.25%, 6/23/45	14,000	13,330

Baxter International, Inc.
3.95%, 4/1/30	400,000	359,652
1.73%, 4/1/31	310,000	230,972

Becton Dickinson and Co.
1.96%, 2/11/31	434,000	342,009
4.69%, 12/15/44	33,000	29,362
4.67%, 6/6/47	99,000	87,139
3.79%, 5/20/50	112,000	86,635

Berkshire Hathaway Energy Co. 3.25%, 4/15/28	73,000	67,551

Berry Global, Inc. 1.65%, 1/15/27	175,000	150,619

Biogen, Inc.
2.25%, 5/1/30	194,000	157,264
3.15%, 5/1/50	370,000	245,562
3.25%, 2/15/51	157,000	106,143

Black Hills Corp.
2.50%, 6/15/30	50,000	40,750
4.35%, 5/1/33	145,000	129,904
3.88%, 10/15/49	114,000	83,634

Blackstone Private Credit Fund 2.70%, 1/15/25	305,000	284,504

Block Financial LLC 3.88%, 8/15/30	355,000	311,339

Boardwalk Pipelines LP 3.40%, 2/15/31	380,000	323,627

Boeing Co.
4.88%, 5/1/25	600,000	591,750
2.20%, 2/4/26	500,000	454,170
2.80%, 3/1/27	285,000	259,307
3.25%, 3/1/28	249,000	226,774
5.15%, 5/1/30	382,000	370,601
3.63%, 2/1/31	194,000	170,171
3.60%, 5/1/34	169,000	137,054
6.63%, 2/15/38	220,000	230,712
3.55%, 3/1/38	50,000	37,865
6.88%, 3/15/39	155,000	167,226
5.88%, 2/15/40	130,000	127,053
5.71%, 5/1/40	226,000	216,677
3.85%, 11/1/48	25,000	17,885
3.75%, 2/1/50	60,000	42,541
5.81%, 5/1/50	578,000	551,580
3.95%, 8/1/59	50,000	34,738
5.93%, 5/1/60	242,000	228,521

Bon Secours Mercy Health, Inc.
3.46%, 6/1/30	55,000	49,064
2.10%, 6/1/31, Series 20-2	100,000	79,294

Booking Holdings, Inc. 4.63%, 4/13/30	175,000	169,998

BorgWarner, Inc. 4.38%, 3/15/45	27,000	21,055

Boston Properties LP
4.50%, 12/1/28	50,000	46,471
2.90%, 3/15/30	77,000	63,346
2.45%, 10/1/33	650,000	475,455

Boston Scientific Corp.
6.75%, 11/15/35	165,000	181,866
4.70%, 3/1/49	22,000	20,004

BP Capital Markets America, Inc.
3.02%, 1/16/27	162,000	150,694
4.23%, 11/6/28	35,000	33,789
2.72%, 1/12/32	103,000	86,353
4.81%, 2/13/33	500,000	491,310

Brandywine Operating Partnership LP 4.55%, 10/1/29	190,000	157,288

Brighthouse Financial, Inc.
5.63%, 5/15/30	415,000	408,572
4.70%, 6/22/47	25,000	19,359

Bristol-Myers Squibb Co.
3.20%, 6/15/26	500,000	473,600
1.45%, 11/13/30	113,000	89,209

Brixmor Operating Partnership LP 4.05%, 7/1/30	381,000	337,391

Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	105,000	99,106

Broadcom, Inc.
3.63%, 10/15/24	100,000	97,060
3.46%, 9/15/26	148,000	138,398
1.95%, 2/15/28(d)	233,000	197,547
4.75%, 4/15/29	515,000	492,989
5.00%, 4/15/30	250,000	240,447
4.15%, 11/15/30	790,000	712,604
2.60%, 2/15/33(d)	255,000	192,754
3.42%, 4/15/33(d)	650,000	523,848
3.47%, 4/15/34(d)	180,000	142,747

See Notes to Financial Statements.

WisdomTree Trust	117

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value
3.50%, 2/15/41(d)	$374,000	$268,143
3.75%, 2/15/51(d)	110,000	76,968

Broadridge Financial Solutions, Inc. 2.90%, 12/1/29	325,000	274,739

Broadstone Net Lease LLC 2.60%, 9/15/31	350,000	253,200

Brown & Brown, Inc. 2.38%, 3/15/31	820,000	631,630

Brunswick Corp. 2.40%, 8/18/31	70,000	51,563

Bunge Ltd. Finance Corp.
3.75%, 9/25/27	114,000	107,224
2.75%, 5/14/31(c)	107,000	88,132

Burlington Northern Santa Fe LLC 3.25%, 6/15/27	100,000	94,445

Camden Property Trust 2.80%, 5/15/30	20,000	17,176

Campbell Soup Co.
2.38%, 4/24/30	175,000	145,621
4.80%, 3/15/48	133,000	118,754

Capital One Financial Corp.
4.17%, 5/9/25, (4.166% fixed rate until 5/9/24; Secured Overnight Financing Rate + 1.37% thereafter)(b)	500,000	488,855
2.64%, 3/3/26, (2.636% fixed rate until 3/3/25; Secured Overnight Financing Rate + 1.29% thereafter)(b)	500,000	470,535
3.75%, 3/9/27	350,000	328,489
3.80%, 1/31/28(c)	280,000	259,734
5.27%, 5/10/33, (5.268% fixed rate until 5/10/22; Secured Overnight Financing Rate + 2.37% thereafter)(b)	200,000	189,782

Cardinal Health, Inc.
3.41%, 6/15/27	184,000	171,615
4.60%, 3/15/43	50,000	42,359
4.90%, 9/15/45	75,000	65,024

Carlisle Cos., Inc.
3.75%, 12/1/27	126,000	118,096
2.75%, 3/1/30	27,000	22,558

Carrier Global Corp.
2.70%, 2/15/31	305,000	252,485
3.38%, 4/5/40	175,000	131,390
3.58%, 4/5/50	219,000	158,065

Caterpillar Financial Services Corp. 2.15%, 11/8/24	750,000	715,350

Cboe Global Markets, Inc. 1.63%, 12/15/30	87,000	68,597

CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	90,000	89,347
3.57%, 12/1/31	326,000	270,326

Celanese U.S. Holdings LLC 5.90%, 7/5/24	500,000	499,540

Centene Corp.
4.63%, 12/15/29	500,000	458,920
3.00%, 10/15/30	500,000	409,250
2.50%, 3/1/31	500,000	390,945

CenterPoint Energy Resources Corp. 4.00%, 4/1/28	295,000	280,931

CenterPoint Energy, Inc. 1.45%, 6/1/26	100,000	89,001

CF Industries, Inc. 4.95%, 6/1/43	185,000	155,339

Charles Schwab Corp.
4.20%, 3/24/25	130,000	127,872
3.85%, 5/21/25	500,000	486,160
0.90%, 3/11/26	53,000	46,776
1.95%, 12/1/31	265,000	207,837

Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 7/23/25	500,000	489,360
4.20%, 3/15/28	180,000	165,470
5.05%, 3/30/29	90,000	84,099
2.80%, 4/1/31	455,000	356,119
6.38%, 10/23/35	407,000	390,427
3.50%, 6/1/41	230,000	150,535
3.50%, 3/1/42	243,000	157,304
6.48%, 10/23/45	72,000	65,253
5.38%, 5/1/47	174,000	138,243
5.75%, 4/1/48	47,000	39,168
5.13%, 7/1/49	202,000	155,548
4.80%, 3/1/50	250,000	182,427
3.70%, 4/1/51	380,000	232,549
3.90%, 6/1/52	220,000	138,923
5.25%, 4/1/53	59,000	46,147
3.85%, 4/1/61	55,000	32,384
4.40%, 12/1/61	210,000	136,147
3.95%, 6/30/62	186,000	110,981

Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	425,000	419,862
3.70%, 11/15/29	75,000	67,620

Cheniere Energy Partners LP
4.00%, 3/1/31	350,000	302,932
3.25%, 1/31/32	250,000	200,447

Chubb INA Holdings, Inc. 1.38%, 9/15/30(c)	155,000	120,623

Church & Dwight Co., Inc. 3.15%, 8/1/27	240,000	224,033

Cigna Group
4.13%, 11/15/25	150,000	145,983
3.40%, 3/1/27	130,000	121,745
3.05%, 10/15/27	165,000	151,189
4.38%, 10/15/28	509,000	488,935
2.38%, 3/15/31	127,000	103,499
4.80%, 8/15/38	277,000	255,172
6.13%, 11/15/41	61,000	65,603
4.80%, 7/15/46	131,000	115,736
3.88%, 10/15/47	221,000	169,158
4.90%, 12/15/48	150,000	135,171
3.40%, 3/15/50	230,000	161,973

Cintas Corp. No. 2 3.70%, 4/1/27	48,000	45,868

Cisco Systems, Inc. 2.50%, 9/20/26	500,000	462,825

See Notes to Financial Statements.

118	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Citigroup, Inc.
4.40%, 6/10/25	$500,000	$489,365
1.28%, 11/3/25, (1.281% fixed rate until 11/3/24; Secured Overnight Financing Rate + 0.528% thereafter)(b)	500,000	464,855
5.61%, 9/29/26, (5.61% fixed rate until 9/29/25; Secured Overnight Financing Rate + 1.546% thereafter)(b)	750,000	750,052
4.45%, 9/29/27	219,000	209,401
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month U.S. dollar London Interbank Offered Rate + 1.39% thereafter)(b)(e)	225,000	208,579
4.13%, 7/25/28	55,000	51,499
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.192% thereafter)(b)(e)	500,000	465,995
2.98%, 11/5/30, (2.976% fixed rate until 11/5/29; Secured Overnight Financing Rate + 1.422% thereafter)(b)	315,000	268,686
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(b)	149,000	124,157
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(b)	500,000	466,125
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(b)	262,000	210,486
6.63%, 6/15/32	336,000	355,686
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(b)	257,000	210,943
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(b)	475,000	413,559
6.00%, 10/31/33	50,000	50,885
6.68%, 9/13/43	54,000	59,855
4.75%, 5/18/46	100,000	86,386

Citizens Financial Group, Inc.
2.85%, 7/27/26	284,000	263,632
2.50%, 2/6/30	75,000	62,195
2.64%, 9/30/32	254,000	193,949

Clorox Co.
3.10%, 10/1/27	125,000	115,835
4.60%, 5/1/32(c)	20,000	19,165

CMS Energy Corp.
3.45%, 8/15/27	157,000	146,420
4.75%, 6/1/50, (4.75% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(b)	82,000	73,569

CNA Financial Corp. 2.05%, 8/15/30	460,000	366,169

Coca-Cola Co.
3.38%, 3/25/27	500,000	477,395
2.90%, 5/25/27	100,000	93,709
2.00%, 3/5/31	304,000	249,736

Comcast Corp.
3.95%, 10/15/25	550,000	534,770
3.30%, 2/1/27	300,000	281,826
2.65%, 2/1/30	206,000	177,498
1.95%, 1/15/31	85,000	68,213
1.50%, 2/15/31	416,000	321,672

Conagra Brands, Inc.
7.00%, 10/1/28	78,000	83,375
4.85%, 11/1/28	187,000	181,341
8.25%, 9/15/30	335,000	383,994
5.40%, 11/1/48	10,000	9,144

ConocoPhillips 6.95%, 4/15/29	130,000	142,748

Consolidated Edison Co. of New York, Inc. 2.40%, 6/15/31	40,000	32,776

Constellation Brands, Inc.
3.70%, 12/6/26	190,000	179,649
3.50%, 5/9/27	87,000	81,932
2.88%, 5/1/30	210,000	178,481
4.50%, 5/9/47	145,000	121,926
4.10%, 2/15/48	110,000	86,709

Constellation Energy Generation LLC
6.25%, 10/1/39	20,000	20,627
5.60%, 6/15/42	97,000	93,389

Consumers Energy Co. 3.80%, 11/15/28	233,000	220,166

Continental Airlines Pass-Through Trust 4.00%, 4/29/26, Series 2012-2, Class A	9,126	8,878

Corebridge Financial, Inc.
3.85%, 4/5/29(d)	250,000	225,755
3.90%, 4/5/32(d)	250,000	219,170

Corning, Inc.
4.75%, 3/15/42	75,000	68,753
5.45%, 11/15/79	250,000	222,432

Costco Wholesale Corp.
1.38%, 6/20/27	250,000	218,700
1.60%, 4/20/30	25,000	20,430

Crown Castle, Inc.
1.35%, 7/15/25	50,000	45,444
4.00%, 3/1/27	155,000	147,771
3.65%, 9/1/27	104,000	96,767
3.80%, 2/15/28	53,000	49,294
4.30%, 2/15/29	305,000	286,965
3.10%, 11/15/29	102,000	88,628
2.25%, 1/15/31	380,000	304,300
4.75%, 5/15/47	190,000	161,460
5.20%, 2/15/49	85,000	77,886

CSX Corp.
3.25%, 6/1/27	99,000	92,345
3.80%, 3/1/28	106,000	100,749
2.40%, 2/15/30	110,000	92,908
4.10%, 11/15/32	19,000	17,521
6.00%, 10/1/36	200,000	208,922
4.10%, 3/15/44	71,000	59,884
3.80%, 11/1/46	130,000	102,083
4.75%, 11/15/48	310,000	280,745
4.50%, 3/15/49	145,000	127,394

See Notes to Financial Statements.

WisdomTree Trust	119

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value
3.80%, 4/15/50	$75,000	$58,193
2.50%, 5/15/51	85,000	52,550
4.65%, 3/1/68	60,000	51,130

CubeSmart LP
2.25%, 12/15/28	78,000	65,366
4.38%, 2/15/29	150,000	139,506
2.50%, 2/15/32	200,000	156,506

CVS Health Corp.
3.88%, 7/20/25	434,000	420,589
6.25%, 6/1/27	100,000	104,227
4.30%, 3/25/28	697,000	666,618
3.25%, 8/15/29	616,000	544,735
4.88%, 7/20/35	653,000	614,264
4.78%, 3/25/38	116,000	105,444
6.13%, 9/15/39	35,000	35,737
4.13%, 4/1/40	464,000	381,686
2.70%, 8/21/40	96,000	65,092
5.13%, 7/20/45	103,000	93,039
5.05%, 3/25/48	509,000	457,011
4.25%, 4/1/50	130,000	104,151

Dayton Power & Light Co. 3.95%, 6/15/49	100,000	79,660

DCP Midstream Operating LP
5.38%, 7/15/25	250,000	247,612
3.25%, 2/15/32	30,000	24,920

Dell International LLC / EMC Corp.
6.02%, 6/15/26	250,000	253,007
6.10%, 7/15/27	222,000	228,394
5.30%, 10/1/29	95,000	91,839
8.10%, 7/15/36	608,000	682,754
3.45%, 12/15/51(d)	150,000	91,775

Devon Energy Corp.
5.25%, 10/15/27	500,000	495,360
7.95%, 4/15/32	85,000	96,740
5.00%, 6/15/45	206,000	175,073

Diamondback Energy, Inc.
3.25%, 12/1/26	220,000	203,887
3.50%, 12/1/29	158,000	139,759
3.13%, 3/24/31(c)	310,000	260,239
4.40%, 3/24/51	77,000	59,770

Digital Realty Trust LP
3.70%, 8/15/27	163,000	151,101
4.45%, 7/15/28	257,000	242,713
3.60%, 7/1/29	50,000	44,241

Discover Bank 4.65%, 9/13/28	418,000	397,848

Discovery Communications LLC
3.95%, 3/20/28	201,000	183,750
4.13%, 5/15/29	425,000	381,233
5.00%, 9/20/37	250,000	214,347
5.30%, 5/15/49	30,000	24,119
4.00%, 9/15/55	512,000	330,701

Dollar General Corp.
3.88%, 4/15/27	38,000	36,180
3.50%, 4/3/30	368,000	329,599
4.13%, 4/3/50	79,000	62,876

Dollar Tree, Inc. 2.65%, 12/1/31	440,000	354,640

Dominion Energy, Inc.
3.07%, 8/15/24(b)	500,000	482,450
4.25%, 6/1/28	75,000	71,510
3.38%, 4/1/30, Series C	566,000	496,467
4.35%, 8/15/32, Series A	99,000	91,402
5.25%, 8/1/33, Series F	45,000	43,965
7.00%, 6/15/38	25,000	27,504
4.70%, 12/1/44	137,000	118,234
4.60%, 3/15/49, Series A	47,000	40,102

Dow Chemical Co.
4.80%, 11/30/28	272,000	267,055
7.38%, 11/1/29	195,000	216,723
4.25%, 10/1/34	145,000	129,446
5.25%, 11/15/41	217,000	204,381
5.55%, 11/30/48	29,000	27,704
6.90%, 5/15/53	200,000	223,708

DTE Electric Co. 2.63%, 3/1/31, Series C	415,000	351,127

DTE Energy Co.
4.22%, 11/1/24(b)	250,000	244,750
2.85%, 10/1/26	100,000	91,900

Duke Energy Carolinas LLC 4.95%, 1/15/33	500,000	492,705

Duke Energy Corp.
3.40%, 6/15/29	92,000	82,316
2.45%, 6/1/30	260,000	213,829
2.55%, 6/15/31	738,000	595,308
3.30%, 6/15/41	66,000	47,903
4.80%, 12/15/45	10,000	8,786
3.75%, 9/1/46	200,000	147,470
3.95%, 8/15/47	125,000	94,756
4.20%, 6/15/49	300,000	238,509
3.25%, 1/15/82, (3.25% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate +2.321% thereafter)(b)	300,000	239,067

Duke Energy Florida Project Finance LLC 3.11%, 9/1/38, Series 2035	59,000	47,685

Duke Energy Progress LLC
3.70%, 9/1/28	60,000	56,393
3.45%, 3/15/29	47,000	42,934

Duke Energy Progress NC Storm Funding LLC 2.39%, 7/1/39, Series A-2	500,000	398,160

DuPont de Nemours, Inc.
4.73%, 11/15/28	311,000	306,114
5.32%, 11/15/38	56,000	54,460
5.42%, 11/15/48	177,000	169,879

Eastman Chemical Co.
4.50%, 12/1/28(c)	190,000	181,857
4.80%, 9/1/42	40,000	34,783
4.65%, 10/15/44	45,000	37,569

Eaton Corp.
3.10%, 9/15/27	206,000	190,498
4.00%, 11/2/32	101,000	92,642
4.15%, 11/2/42	100,000	85,369

See Notes to Financial Statements.

120	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Eaton Vance Corp. 3.50%, 4/6/27	$90,000	$84,900

eBay, Inc.
3.60%, 6/5/27	100,000	94,336
2.60%, 5/10/31(c)	240,000	197,342
4.00%, 7/15/42	140,000	111,297

Ecolab, Inc. 4.80%, 3/24/30	136,000	134,466

Electronic Arts, Inc. 1.85%, 2/15/31	344,000	269,730

Elevance Health, Inc.
2.38%, 1/15/25	485,000	459,135
3.65%, 12/1/27	42,000	39,435
2.25%, 5/15/30	230,000	189,635
2.55%, 3/15/31	362,000	300,312
4.63%, 5/15/42	30,000	27,089
5.10%, 1/15/44	242,000	227,274
4.65%, 8/15/44	26,000	22,941
4.38%, 12/1/47	79,000	66,821
3.13%, 5/15/50	212,000	147,018
3.60%, 3/15/51	262,000	196,060

Eli Lilly & Co. 3.38%, 3/15/29	137,000	127,287

Emerson Electric Co. 2.20%, 12/21/31	35,000	28,095

Energy Transfer LP
2.90%, 5/15/25	450,000	424,782
4.40%, 3/15/27	10,000	9,556
5.50%, 6/1/27	125,000	124,308
4.00%, 10/1/27	186,000	173,700
4.95%, 5/15/28	145,000	139,877
4.15%, 9/15/29	359,000	327,735
3.75%, 5/15/30	175,000	155,473
6.63%, 10/15/36	50,000	50,955
5.80%, 6/15/38, Series 20Y	125,000	117,300
7.50%, 7/1/38	35,000	38,098
6.10%, 2/15/42	100,000	94,503
4.95%, 1/15/43	54,000	44,194
5.00%, 5/15/44	310,000	256,581
5.35%, 5/15/45	180,000	154,120
5.30%, 4/15/47	85,000	72,368
5.40%, 10/1/47	133,000	114,677
6.25%, 4/15/49	105,000	100,028
5.00%, 5/15/50	218,000	179,155

Enstar Group Ltd. 4.95%, 6/1/29	296,000	272,311

Entergy Corp.
1.90%, 6/15/28	144,000	121,980
2.80%, 6/15/30	335,000	280,941
3.75%, 6/15/50	89,000	65,377

Entergy Louisiana LLC 3.05%, 6/1/31	25,000	21,395

Enterprise Products Operating LLC
4.15%, 10/16/28	372,000	351,685
3.13%, 7/31/29	161,000	142,244
6.65%, 10/15/34, Series H	160,000	171,104
7.55%, 4/15/38	50,000	56,733
5.95%, 2/1/41	200,000	202,938
4.45%, 2/15/43	150,000	128,525
4.85%, 3/15/44	75,000	66,935
5.10%, 2/15/45	325,000	298,587
4.25%, 2/15/48	110,000	89,507
4.95%, 10/15/54	125,000	109,674
3.95%, 1/31/60	252,000	186,006
5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month U.S. dollar London Interbank Offered Rate + 3.033% thereafter)(b)(e)	267,000	239,205
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month U.S. dollar London Interbank Offered Rate + 2.57% thereafter)(b)(e)	100,000	83,779

EPR Properties
4.75%, 12/15/26	15,000	13,733
3.60%, 11/15/31	94,000	71,246

EQT Corp.
6.13%, 2/1/25	500,000	501,130
7.00%, 2/1/30	20,000	20,662

Equifax, Inc. 2.60%, 12/15/25	300,000	277,845

Equinix, Inc.
1.80%, 7/15/27	48,000	41,216
3.20%, 11/18/29	430,000	375,278
2.15%, 7/15/30	40,000	32,005
3.90%, 4/15/32	175,000	154,842
3.00%, 7/15/50	134,000	85,891
2.95%, 9/15/51	115,000	72,091

Equitable Holdings, Inc.
4.35%, 4/20/28	294,000	279,717
5.00%, 4/20/48	95,000	84,107

ERP Operating LP
3.50%, 3/1/28	72,000	66,558
4.15%, 12/1/28	183,000	172,768

Essential Properties LP 2.95%, 7/15/31	193,000	144,543

Essential Utilities, Inc.
3.57%, 5/1/29	367,000	330,234
4.28%, 5/1/49	150,000	122,411

Essex Portfolio LP
4.00%, 3/1/29	125,000	115,170
3.00%, 1/15/30	135,000	115,104
1.65%, 1/15/31	256,000	192,842
4.50%, 3/15/48	35,000	29,204

Estee Lauder Cos., Inc. 1.95%, 3/15/31	140,000	113,842

Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	150,000	105,755
3.13%, 10/15/52	32,000	20,792

Evergy, Inc. 2.90%, 9/15/29	174,000	149,202

Eversource Energy
4.20%, 6/27/24	500,000	491,490
3.30%, 1/15/28, Series M	78,000	71,918
1.65%, 8/15/30, Series R	325,000	251,651

See Notes to Financial Statements.

WisdomTree Trust	121

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Exelon Corp.
3.40%, 4/15/26	$200,000	$188,692
3.35%, 3/15/32	280,000	239,352
4.95%, 6/15/35	151,000	143,334
4.45%, 4/15/46	60,000	50,060

Expedia Group, Inc.
4.63%, 8/1/27	133,000	127,147
3.25%, 2/15/30	348,000	293,893
2.95%, 3/15/31	229,000	184,480

Extra Space Storage LP 2.55%, 6/1/31	95,000	75,726

Federal Realty Investment Trust
3.20%, 6/15/29	71,000	61,584
4.50%, 12/1/44	130,000	104,932

FedEx Corp.
3.40%, 2/15/28	90,000	82,999
3.10%, 8/5/29	470,000	414,883
4.25%, 5/15/30	50,000	46,947
4.90%, 1/15/34	120,000	115,157
3.25%, 5/15/41	145,000	104,486
4.75%, 11/15/45	250,000	213,927
4.55%, 4/1/46	16,000	13,258
4.40%, 1/15/47	93,000	76,206
4.05%, 2/15/48	75,000	57,728
5.25%, 5/15/50(c)	160,000	148,550

Fidelity National Financial, Inc.
4.50%, 8/15/28	200,000	190,358
3.40%, 6/15/30	40,000	34,526

Fidelity National Information Services, Inc.
0.60%, 3/1/24	175,000	166,808
1.65%, 3/1/28	423,000	354,609
5.10%, 7/15/32(c)	415,000	397,354

Fifth Third Bancorp 8.25%, 3/1/38	300,000	376,002

Fifth Third Bank NA
5.85%, 10/27/25, (5.852% fixed rate until 10/27/24; Secured Overnight Financing Rate + 1.23% thereafter)(b)	500,000	502,705

First Republic Bank 4.38%, 8/1/46	75,000	57,206

Fiserv, Inc.
2.75%, 7/1/24	481,000	463,121
2.25%, 6/1/27	100,000	88,783
4.20%, 10/1/28	122,000	114,728
2.65%, 6/1/30	373,000	312,563
4.40%, 7/1/49	188,000	152,158

Flex Ltd. 4.88%, 6/15/29	50,000	47,204

Flowers Foods, Inc. 3.50%, 10/1/26	8,000	7,504

FMC Corp.
3.20%, 10/1/26	101,000	94,343
3.45%, 10/1/29	305,000	269,937

Fortinet, Inc. 1.00%, 3/15/26	100,000	87,736

Fox Corp.
4.71%, 1/25/29	360,000	343,962
3.50%, 4/8/30	246,000	216,628
5.48%, 1/25/39	115,000	105,698
5.58%, 1/25/49	37,000	33,736

Freeport-McMoRan, Inc.
4.13%, 3/1/28	445,000	412,924
5.40%, 11/14/34	90,000	85,242
5.45%, 3/15/43	150,000	136,094

FS KKR Capital Corp.
3.40%, 1/15/26	100,000	90,656
3.13%, 10/12/28	240,000	197,246

GATX Corp.
3.25%, 9/15/26	73,000	67,731
3.50%, 3/15/28	100,000	90,813
4.55%, 11/7/28	143,000	136,145
4.70%, 4/1/29	146,000	140,472
1.90%, 6/1/31	190,000	143,406

GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	262,000	242,426

GE HealthCare Technologies, Inc.
5.60%, 11/15/25(d)	500,000	501,045
6.38%, 11/22/52(c)(d)	400,000	432,388

General Dynamics Corp.
2.13%, 8/15/26	114,000	104,528
2.63%, 11/15/27	67,000	60,874

General Electric Co.
6.75%, 3/15/32	213,000	236,796
5.88%, 1/14/38	108,000	112,249
6.88%, 1/10/39	160,000	181,536
4.35%, 5/1/50	39,000	33,102

General Mills, Inc.
3.20%, 2/10/27	28,000	26,458
4.20%, 4/17/28	255,000	244,861
2.25%, 10/14/31	160,000	128,362
3.00%, 2/1/51	125,000	88,124

General Motors Co.
6.13%, 10/1/25	285,000	288,198
6.80%, 10/1/27	500,000	522,235
5.00%, 4/1/35	185,000	164,387
6.60%, 4/1/36	605,000	605,508
5.15%, 4/1/38	110,000	95,212
5.95%, 4/1/49	200,000	180,066

General Motors Financial Co., Inc.
1.05%, 3/8/24	565,000	539,699
2.90%, 2/26/25	250,000	236,920
1.50%, 6/10/26	784,000	684,989
3.85%, 1/5/28	231,000	211,453
3.10%, 1/12/32	20,000	15,940

Genuine Parts Co.
1.88%, 11/1/30	43,000	33,262
2.75%, 2/1/32	35,000	28,288

Georgia Power Co.
2.20%, 9/15/24, Series A	50,000	47,734
4.30%, 3/15/43	25,000	20,954
3.25%, 3/15/51, Series A	105,000	71,299

Gilead Sciences, Inc.
3.65%, 3/1/26	200,000	191,078
2.95%, 3/1/27	72,000	66,701

See Notes to Financial Statements.

122	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value
1.65%, 10/1/30	$525,000	$415,564
2.60%, 10/1/40	210,000	146,670
4.80%, 4/1/44	395,000	364,798
4.50%, 2/1/45	350,000	308,472
2.80%, 10/1/50	153,000	99,551

Global Payments, Inc.
2.15%, 1/15/27	100,000	87,728
4.95%, 8/15/27	38,000	36,794
4.45%, 6/1/28	85,000	79,501
3.20%, 8/15/29	572,000	486,749
5.40%, 8/15/32	200,000	191,526
4.15%, 8/15/49	43,000	31,179

Globe Life, Inc.
4.55%, 9/15/28	75,000	73,688
2.15%, 8/15/30	130,000	104,439

GLP Capital LP / GLP Financing II, Inc.
5.75%, 6/1/28	310,000	304,296
4.00%, 1/15/30	495,000	435,140

Goldman Sachs Group, Inc.
3.75%, 5/22/25	300,000	290,064
3.27%, 9/29/25, (3.272% fixed rate until 9/29/24; 3-month U.S. dollar London Interbank Offered Rate + 1.201% thereafter)(b)(e)	500,000	480,810
0.86%, 2/12/26, (0.855% fixed rate until 2/12/25; Secured Overnight Financing Rate + 0.609% thereafter)(b)	500,000	453,990
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(b)	250,000	220,515
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(b)	400,000	350,456
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(b)	500,000	464,465
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.158% thereafter)(b)(e)	250,000	229,552
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month U.S. dollar London Interbank Offered Rate + 1.301% thereafter)(b)(e)	210,000	196,772
3.80%, 3/15/30	322,000	292,370
2.62%, 4/22/32, (2.615% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.281% thereafter)(b)	350,000	281,795
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(b)	333,000	274,602
6.45%, 5/1/36	160,000	166,814
6.75%, 10/1/37	370,000	394,250
5.15%, 5/22/45	274,000	253,866

Golub Capital BDC, Inc. 2.05%, 2/15/27	200,000	167,622

GSK Consumer Healthcare Capital U.S. LLC 3.02%, 3/24/24	500,000	486,295

GSK Consumer Healthcare Capital UK PLC 3.13%, 3/24/25	250,000	238,127

GXO Logistics, Inc. 2.65%, 7/15/31	100,000	76,118

Halliburton Co.
2.92%, 3/1/30	125,000	108,184
4.85%, 11/15/35	208,000	194,178
6.70%, 9/15/38	56,000	60,222
7.45%, 9/15/39	33,000	37,594
4.75%, 8/1/43	167,000	143,926
5.00%, 11/15/45	117,000	103,506

Hanover Insurance Group, Inc. 2.50%, 9/1/30	23,000	17,905

Harley-Davidson, Inc. 4.63%, 7/28/45	110,000	85,835

Hartford Financial Services Group, Inc.
4.30%, 4/15/43	140,000	116,847
4.40%, 3/15/48	130,000	110,910
3.60%, 8/19/49	75,000	56,276

Hasbro, Inc.
3.50%, 9/15/27	234,000	214,653
6.35%, 3/15/40	91,000	89,143

HCA, Inc.
5.38%, 2/1/25	755,000	748,039
5.88%, 2/15/26	250,000	250,060
5.25%, 6/15/26	100,000	98,602
4.50%, 2/15/27	102,000	97,770
5.63%, 9/1/28	250,000	247,272
4.13%, 6/15/29	301,000	274,226
2.38%, 7/15/31	420,000	327,176
5.13%, 6/15/39	95,000	84,641
5.50%, 6/15/47	69,000	62,207
5.25%, 6/15/49	263,000	227,684
3.50%, 7/15/51	170,000	111,158

Healthcare Realty Holdings LP
3.10%, 2/15/30	125,000	106,795
2.00%, 3/15/31	300,000	229,455

Healthpeak Properties Interim, Inc.
3.25%, 7/15/26	128,000	120,056
2.88%, 1/15/31	280,000	236,368
6.75%, 2/1/41	32,000	33,873

Hershey Co. 1.70%, 6/1/30	50,000	40,563

Hess Corp.
4.30%, 4/1/27	8,000	7,667
7.13%, 3/15/33	200,000	215,074
6.00%, 1/15/40	296,000	291,273

Hewlett Packard Enterprise Co.
1.45%, 4/1/24	415,000	397,238
6.20%, 10/15/35	42,000	43,249
6.35%, 10/15/45	117,000	115,356

Highwoods Realty LP
4.13%, 3/15/28	25,000	22,251
4.20%, 4/15/29	45,000	39,182
3.05%, 2/15/30	105,000	83,335

Home Depot, Inc.
2.70%, 4/15/25	250,000	238,562

See Notes to Financial Statements.

WisdomTree Trust	123

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value
2.95%, 6/15/29	$170,000	$151,881
1.38%, 3/15/31	220,000	169,426

Honeywell International, Inc.
2.30%, 8/15/24	500,000	480,195
1.75%, 9/1/31	250,000	198,060

Hormel Foods Corp. 1.80%, 6/11/30	150,000	121,812

Host Hotels & Resorts LP 3.50%, 9/15/30, Series I	235,000	196,072

HP, Inc.
1.45%, 6/17/26	34,000	29,871
3.40%, 6/17/30	325,000	277,664
2.65%, 6/17/31	211,000	165,930
4.20%, 4/15/32	315,000	271,187
6.00%, 9/15/41(c)	135,000	132,152

Hubbell, Inc. 3.50%, 2/15/28	161,000	149,239

Hudson Pacific Properties LP
4.65%, 4/1/29	214,000	182,155
3.25%, 1/15/30	100,000	75,443

Humana, Inc.
2.15%, 2/3/32	600,000	463,632
4.95%, 10/1/44	57,000	51,319
4.80%, 3/15/47	200,000	177,560

Huntington Bancshares, Inc.
4.44%, 8/4/28, (4.443% fixed rate until 8/4/27; Secured Overnight Financing Rate + 1.97% thereafter)(b)	100,000	95,763
5.02%, 5/17/33, (5.023% fixed rate until 5/17/32; Secured Overnight Financing Rate + 2.05% thereafter)(b)(c)	300,000	289,146

Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	70,000	64,091
4.20%, 5/1/30	230,000	210,422

Huntsman International LLC 4.50%, 5/1/29	254,000	231,696

Hyatt Hotels Corp.
4.85%, 3/15/26	93,000	91,514
4.38%, 9/15/28	220,000	208,540

Ingredion, Inc. 3.20%, 10/1/26	109,000	102,199

Intel Corp.
3.40%, 3/25/25	500,000	484,030
2.45%, 11/15/29	80,000	67,336
3.90%, 3/25/30	334,000	308,486
2.00%, 8/12/31(c)	270,000	212,123

International Business Machines Corp.
3.00%, 5/15/24	500,000	486,275
3.50%, 5/15/29	400,000	365,132
4.40%, 7/27/32	100,000	93,735

International Flavors & Fragrances, Inc.
4.38%, 6/1/47	100,000	76,128
5.00%, 9/26/48	200,000	166,198

International Paper Co.
4.80%, 6/15/44	70,000	62,518
4.40%, 8/15/47	20,000	17,046
4.35%, 8/15/48(c)	234,000	196,972

Interpublic Group of Cos., Inc.
4.65%, 10/1/28	73,000	70,211
4.75%, 3/30/30	93,000	88,786
5.40%, 10/1/48	210,000	199,500

Interstate Power and Light Co.
4.10%, 9/26/28	125,000	119,986
6.25%, 7/15/39	10,000	10,511
3.70%, 9/15/46	50,000	36,986
3.50%, 9/30/49	175,000	128,042
3.10%, 11/30/51	30,000	20,025

Invitation Homes Operating Partnership LP 2.00%, 8/15/31	53,000	39,807

J.M. Smucker Co.
4.25%, 3/15/35	172,000	155,426
2.75%, 9/15/41	75,000	52,333
4.38%, 3/15/45	5,000	4,270

Jabil, Inc. 3.95%, 1/12/28	239,000	221,512

Jackson Financial, Inc. 5.67%, 6/8/32(c)	30,000	29,288

Janus Henderson U.S. Holdings, Inc. 4.88%, 8/1/25	27,000	26,689

JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
2.50%, 1/15/27(d)	225,000	196,171
3.63%, 1/15/32(d)	500,000	401,270
6.50%, 12/1/52(d)	270,000	256,694

Jefferies Financial Group, Inc.
4.85%, 1/15/27	102,000	100,135
4.15%, 1/23/30	203,000	184,038
2.75%, 10/15/32	120,000	92,804
6.25%, 1/15/36	318,000	331,245

JetBlue Pass-Through Trust
2.75%, 11/15/33, Series 2019-1, Class AA	87,454	73,963

John Deere Capital Corp.
4.55%, 10/11/24	500,000	496,720
3.05%, 1/6/28	25,000	23,496
3.45%, 3/7/29	60,000	55,667
2.80%, 7/18/29	273,000	242,378
2.45%, 1/9/30	145,000	124,984

Johnson Controls International PLC
6.00%, 1/15/36	212,000	219,681
5.13%, 9/14/45	11,000	10,248
4.50%, 2/15/47	120,000	102,312

JPMorgan Chase & Co.
2.30%, 10/15/25, (2.301% fixed rate until 10/15/24; Secured Overnight Financing Rate + 1.16% thereafter)(b)	575,000	544,738
5.55%, 12/15/25, (5.546% fixed rate until 12/15/24; Secured Overnight Financing Rate + 1.07% thereafter)(b)	250,000	249,867
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(b)	500,000	464,610
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(b)	500,000	443,140

See Notes to Financial Statements.

124	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value
1.58%, 4/22/27, (1.578% fixed rate until 4/22/26; Secured Overnight Financing Rate + 0.885% thereafter)(b)	$500,000	$442,510
8.00%, 4/29/27	101,000	113,181
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.337% thereafter)(b)(e)	250,000	235,105
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(b)(e)	360,000	333,788
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(b)	500,000	488,875
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month U.S. dollar London Interbank Offered Rate + 1.26% thereafter)(b)(e)	585,000	548,783
2.52%, 4/22/31, (2.522% fixed rate until 4/22/30; Secured Overnight Financing Rate + 2.04% thereafter)(b)	59,000	48,890
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; Secured Overnight Financing Rate + 2.515% thereafter)(b)	231,000	194,382
1.95%, 2/4/32, (1.953% fixed rate until 2/4/31; Secured Overnight Financing Rate + 1.065% thereafter)(b)	500,000	388,535
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.25% thereafter)(b)	822,000	667,053
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(b)	350,000	335,268

Juniper Networks, Inc.
1.20%, 12/10/25	100,000	89,060
2.00%, 12/10/30	60,000	46,316
5.95%, 3/15/41	75,000	73,566

Kansas City Southern
2.88%, 11/15/29	120,000	104,096
4.30%, 5/15/43	25,000	20,985
3.50%, 5/1/50	69,000	50,509
4.20%, 11/15/69	65,000	50,095

Kellogg Co.
3.40%, 11/15/27	270,000	252,247
7.45%, 4/1/31, Series B	150,000	170,008

Kennametal, Inc. 4.63%, 6/15/28	121,000	114,190

Keurig Dr. Pepper, Inc.
0.75%, 3/15/24	229,000	217,926
3.20%, 5/1/30	634,000	552,506
2.25%, 3/15/31	30,000	24,098

KeyBank NA 3.90%, 4/13/29	400,000	361,764

KeyCorp
4.10%, 4/30/28	307,000	291,613
2.55%, 10/1/29	120,000	101,719

Kilroy Realty LP
4.25%, 8/15/29	50,000	43,601
3.05%, 2/15/30	270,000	215,452

Kimberly-Clark Corp. 3.20%, 4/25/29	97,000	88,513

Kimco Realty OP LLC
2.80%, 10/1/26	150,000	137,147
1.90%, 3/1/28	41,000	34,658
2.70%, 10/1/30	50,000	41,375
4.13%, 12/1/46	10,000	7,513
3.70%, 10/1/49	150,000	106,757

Kinder Morgan Energy Partners LP
7.30%, 8/15/33	124,000	135,358
5.80%, 3/15/35	50,000	48,881
6.50%, 2/1/37	25,000	25,301
5.00%, 8/15/42	210,000	180,031
4.70%, 11/1/42	100,000	83,396
5.00%, 3/1/43	100,000	84,805
5.40%, 9/1/44	223,000	200,428

Kinder Morgan, Inc.
4.30%, 3/1/28	132,000	126,007
2.00%, 2/15/31	395,000	306,860
7.80%, 8/1/31	38,000	42,308
7.75%, 1/15/32	247,000	275,882
5.30%, 12/1/34	173,000	162,596
5.55%, 6/1/45	73,000	66,258
5.05%, 2/15/46	55,000	46,516
5.20%, 3/1/48	75,000	65,333
3.25%, 8/1/50	310,000	196,800

Kirby Corp. 4.20%, 3/1/28	106,000	100,010

Kraft Heinz Foods Co.
4.25%, 3/1/31	525,000	491,893
5.20%, 7/15/45	466,000	431,027
4.38%, 6/1/46	101,000	82,710
4.88%, 10/1/49	296,000	260,761
5.50%, 6/1/50	76,000	72,979

Kroger Co.
3.70%, 8/1/27	245,000	231,353
1.70%, 1/15/31	38,000	29,038
5.40%, 7/15/40	50,000	47,749
5.00%, 4/15/42	66,000	59,807
5.15%, 8/1/43	200,000	184,286
4.65%, 1/15/48	119,000	102,555
5.40%, 1/15/49	10,000	9,545

Kyndryl Holdings, Inc.
2.05%, 10/15/26	42,000	36,225
4.10%, 10/15/41	45,000	30,398

L3Harris Technologies, Inc.
4.40%, 6/15/28	56,000	53,986
1.80%, 1/15/31	205,000	160,111
4.85%, 4/27/35	85,000	80,793

Laboratory Corp. of America Holdings
1.55%, 6/1/26	200,000	177,302
3.60%, 9/1/27(c)	335,000	317,701
4.70%, 2/1/45	14,000	11,999

Lam Research Corp. 4.00%, 3/15/29	414,000	393,163

See Notes to Financial Statements.

WisdomTree Trust	125

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Lear Corp. 4.25%, 5/15/29	$298,000	$273,129

Leggett & Platt, Inc.
3.50%, 11/15/27	120,000	110,554
3.50%, 11/15/51	175,000	124,450

Leidos, Inc. 2.30%, 2/15/31	320,000	250,419

Lennar Corp.
5.25%, 6/1/26	100,000	99,059
5.00%, 6/15/27	100,000	98,065

Life Storage LP
3.50%, 7/1/26	35,000	33,077
3.88%, 12/15/27	10,000	9,316

Lincoln National Corp.
3.63%, 12/12/26	88,000	83,029
3.80%, 3/1/28	13,000	12,051
3.05%, 1/15/30	210,000	177,855
4.35%, 3/1/48	178,000	138,993

Lockheed Martin Corp. 4.95%, 10/15/25	500,000	501,375

Lowe’s Cos., Inc.
3.13%, 9/15/24	92,000	88,993
4.00%, 4/15/25	650,000	632,918
3.10%, 5/3/27	70,000	65,046
3.65%, 4/5/29	336,000	307,309
4.50%, 4/15/30	440,000	419,549
2.63%, 4/1/31	195,000	160,701
5.00%, 4/15/40	105,000	96,280
2.80%, 9/15/41	65,000	44,074
4.05%, 5/3/47	141,000	110,207
5.13%, 4/15/50	252,000	229,932
3.00%, 10/15/50	585,000	372,388

LYB International Finance BV 5.25%, 7/15/43	100,000	89,237

LYB International Finance III LLC
2.25%, 10/1/30	100,000	80,198
3.38%, 10/1/40	195,000	140,104
4.20%, 10/15/49	110,000	83,142
3.80%, 10/1/60	260,000	173,945

LyondellBasell Industries NV 4.63%, 2/26/55	25,000	20,050

Magellan Midstream Partners LP
3.25%, 6/1/30	125,000	109,229
5.15%, 10/15/43	147,000	129,894
4.20%, 10/3/47	100,000	76,853

Manufacturers & Traders Trust Co. 5.40%, 11/21/25	500,000	500,825

Marathon Oil Corp.
4.40%, 7/15/27	40,000	38,152
6.60%, 10/1/37	104,000	103,728

Marathon Petroleum Corp.
6.50%, 3/1/41	180,000	186,257
4.75%, 9/15/44	51,000	42,682
4.50%, 4/1/48	10,000	8,040
5.00%, 9/15/54	40,000	33,872

Markel Corp.
3.50%, 11/1/27	141,000	131,475
5.00%, 4/5/46	170,000	150,300

Marriott International, Inc.
4.63%, 6/15/30, Series FF	157,000	148,307
2.85%, 4/15/31, Series HH	361,000	297,836
3.50%, 10/15/32, Series GG	318,000	269,495

Marsh & McLennan Cos., Inc. 4.38%, 3/15/29	121,000	115,382

Martin Marietta Materials, Inc.
4.25%, 7/2/24	330,000	325,212
3.45%, 6/1/27	35,000	32,646
2.50%, 3/15/30, Series CB	23,000	19,061
2.40%, 7/15/31	11,000	8,782
4.25%, 12/15/47	40,000	33,097
3.20%, 7/15/51	146,000	99,200

Marvell Technology, Inc. 2.95%, 4/15/31	450,000	362,326

Masco Corp. 1.50%, 2/15/28	430,000	356,436

Massachusetts Institute of Technology 5.60%, 7/1/2111	60,000	65,145

Mastercard, Inc.
3.50%, 2/26/28	22,000	20,848
2.95%, 6/1/29	209,000	188,217
1.90%, 3/15/31	50,000	40,813

McCormick & Co., Inc.
3.40%, 8/15/27	60,000	55,739
1.85%, 2/15/31	235,000	182,174

McDonald’s Corp.
3.30%, 7/1/25	500,000	481,185
3.80%, 4/1/28	18,000	17,070
2.63%, 9/1/29	71,000	61,769
2.13%, 3/1/30	150,000	124,376
3.60%, 7/1/30	216,000	197,050
4.70%, 12/9/35	146,000	138,244
4.88%, 7/15/40	125,000	118,130
3.70%, 2/15/42	200,000	159,132
4.45%, 3/1/47	44,000	38,124
4.45%, 9/1/48	250,000	218,225
3.63%, 9/1/49	181,000	136,507
4.20%, 4/1/50	43,000	35,790

McKesson Corp. 0.90%, 12/3/25	70,000	62,661

MDC Holdings, Inc.
3.85%, 1/15/30	50,000	41,865
3.97%, 8/6/61	180,000	103,217

Merck & Co., Inc.
2.75%, 2/10/25	500,000	479,760
1.45%, 6/24/30	225,000	180,146
2.15%, 12/10/31	140,000	114,264

Mercury General Corp. 4.40%, 3/15/27	60,000	57,388

Meta Platforms, Inc. 3.85%, 8/15/32	250,000	224,575

MetLife, Inc.
6.40%, 12/15/66	146,000	147,209
10.75%, 8/1/69	25,000	33,970

Micron Technology, Inc.
4.98%, 2/6/26	500,000	493,710
5.33%, 2/6/29	287,000	280,617

See Notes to Financial Statements.

126	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value
2.70%, 4/15/32	$25,000	$18,991

Mid-America Apartments LP
3.95%, 3/15/29	140,000	131,912
1.70%, 2/15/31	50,000	39,093

MidAmerican Energy Co.
3.10%, 5/1/27	100,000	93,351
3.65%, 4/15/29	100,000	92,721
6.75%, 12/30/31	125,000	139,220

Mississippi Power Co. 3.95%, 3/30/28	85,000	80,181

Molson Coors Beverage Co.
3.00%, 7/15/26	500,000	462,585
5.00%, 5/1/42	45,000	40,467
4.20%, 7/15/46	220,000	171,884

Mondelez International, Inc.
2.75%, 4/13/30	43,000	36,968
1.50%, 2/4/31	475,000	366,182
1.88%, 10/15/32	175,000	133,301

Montefiore Obligated Group 4.29%, 9/1/50	25,000	15,569

Moody’s Corp.
3.25%, 1/15/28	58,000	53,411
2.00%, 8/19/31(c)	200,000	158,076
4.25%, 8/8/32	200,000	185,300
5.25%, 7/15/44	50,000	48,039
3.25%, 5/20/50	105,000	73,735

Morgan Stanley
5.00%, 11/24/25	525,000	519,797
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(b)	500,000	466,120
4.68%, 7/17/26, (4.679% fixed rate until 7/17/25; Secured Overnight Financing Rate + 1.669% thereafter)(b)	560,000	549,349
3.95%, 4/23/27	325,000	307,265
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(b)	500,000	441,650
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(b)	750,000	654,892
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(b)	500,000	475,500
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(b)(e)	120,000	113,156
1.79%, 2/13/32, (1.794% fixed rate until 2/13/31; Secured Overnight Financing Rate + 1.034% thereafter)(b)	356,000	271,165
7.25%, 4/1/32	150,000	170,004
1.93%, 4/28/32, (1.928% fixed rate until 4/28/31; Secured Overnight Financing Rate + 1.02% thereafter)(b)	225,000	172,485
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(b)	260,000	202,467
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(b)	429,000	351,690
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(b)	508,000	378,922

Morgan Stanley Domestic Holdings, Inc. 3.80%, 8/24/27	105,000	98,890

Mosaic Co.
4.05%, 11/15/27	123,000	116,597
5.63%, 11/15/43	88,000	83,765

Motorola Solutions, Inc.
4.60%, 5/23/29	153,000	144,167
2.30%, 11/15/30	100,000	78,266
2.75%, 5/24/31	361,000	287,497
5.50%, 9/1/44	25,000	22,939

MPLX LP
4.25%, 12/1/27	175,000	165,595
4.00%, 3/15/28	130,000	121,817
4.80%, 2/15/29	215,000	206,884
2.65%, 8/15/30	210,000	172,555
4.95%, 9/1/32	250,000	235,232
5.20%, 3/1/47	10,000	8,672
5.20%, 12/1/47	227,000	196,432
4.70%, 4/15/48	275,000	221,617

Mylan, Inc.
4.55%, 4/15/28	191,000	178,894
5.20%, 4/15/48	150,000	114,983

Nasdaq, Inc.
1.65%, 1/15/31	440,000	336,939
2.50%, 12/21/40	50,000	32,498
3.95%, 3/7/52	50,000	38,097

National Fuel Gas Co.
3.95%, 9/15/27	150,000	138,941
4.75%, 9/1/28	105,000	98,879

National Health Investors, Inc. 3.00%, 2/1/31	365,000	274,666

National Retail Properties, Inc.
3.60%, 12/15/26	90,000	84,006
3.50%, 10/15/27	15,000	13,739
2.50%, 4/15/30	200,000	166,272
3.50%, 4/15/51	150,000	104,286

National Rural Utilities Cooperative Finance Corp.
3.90%, 11/1/28	78,000	73,692
3.70%, 3/15/29	142,000	130,565
1.65%, 6/15/31(c)	15,000	11,558
2.75%, 4/15/32	45,000	37,262

NewMarket Corp. 2.70%, 3/18/31	279,000	225,025

Newmont Corp.
2.80%, 10/1/29	171,000	145,772
2.60%, 7/15/32	220,000	175,670
6.25%, 10/1/39	98,000	102,793
5.45%, 6/9/44	150,000	144,773

NextEra Energy Capital Holdings, Inc.
4.45%, 6/20/25	401,000	392,731
1.90%, 6/15/28	196,000	165,789

See Notes to Financial Statements.

WisdomTree Trust	127

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value
3.50%, 4/1/29	$267,000	$241,963
2.75%, 11/1/29	360,000	306,727
2.44%, 1/15/32	100,000	79,238
3.00%, 1/15/52	85,000	55,820
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(b)(e)	268,000	238,228

NIKE, Inc. 2.85%, 3/27/30	180,000	160,184

NiSource, Inc.
3.60%, 5/1/30	515,000	460,837
5.25%, 2/15/43	25,000	23,930
4.80%, 2/15/44	15,000	13,365
5.65%, 2/1/45	394,000	387,936
4.38%, 5/15/47	131,000	109,792

Norfolk Southern Corp.
3.15%, 6/1/27	60,000	55,459
3.80%, 8/1/28	34,000	31,805
2.55%, 11/1/29	193,000	163,463
4.84%, 10/1/41	120,000	109,934
3.95%, 10/1/42	62,000	50,999
3.94%, 11/1/47	113,000	89,593
4.10%, 5/15/49	83,000	67,364
3.05%, 5/15/50	255,000	170,212
2.90%, 8/25/51	110,000	70,714
3.70%, 3/15/53	45,000	33,555
4.10%, 5/15/2121	120,000	82,169

Northrop Grumman Corp.
2.93%, 1/15/25	450,000	430,987
3.20%, 2/1/27	100,000	94,083
5.15%, 5/1/40	275,000	267,347
5.05%, 11/15/40	26,000	24,997
4.03%, 10/15/47	39,000	32,322
5.25%, 5/1/50	205,000	202,778

NOV, Inc. 3.95%, 12/1/42	180,000	131,524

NSTAR Electric Co. 3.20%, 5/15/27	125,000	116,650

NVIDIA Corp. 2.85%, 4/1/30	315,000	277,821

O’Reilly Automotive, Inc.
3.60%, 9/1/27	50,000	46,950
4.20%, 4/1/30	225,000	211,003
1.75%, 3/15/31	175,000	136,302

Oglethorpe Power Corp.
5.95%, 11/1/39	50,000	50,941
5.25%, 9/1/50	80,000	73,010

Oklahoma Gas and Electric Co. 3.80%, 8/15/28	135,000	126,448

Old Republic International Corp. 3.85%, 6/11/51	25,000	17,956

Omega Healthcare Investors, Inc.
4.95%, 4/1/24	275,000	271,120
4.50%, 4/1/27	30,000	28,358
4.75%, 1/15/28	60,000	56,453
3.63%, 10/1/29	112,000	93,181

Omnicom Group, Inc. 2.45%, 4/30/30	380,000	316,529

Oncor Electric Delivery Co. LLC 4.55%, 9/15/32	500,000	484,810

ONEOK Partners LP 6.13%, 2/1/41	195,000	188,926

ONEOK, Inc.
2.20%, 9/15/25	500,000	458,845
4.00%, 7/13/27	115,000	108,285
4.55%, 7/15/28	157,000	149,323
3.40%, 9/1/29	259,000	224,973
4.95%, 7/13/47	25,000	20,559
7.15%, 1/15/51	235,000	247,669

Oracle Corp.
2.95%, 11/15/24	500,000	479,700
2.50%, 4/1/25	800,000	754,616
2.65%, 7/15/26	100,000	91,413
2.80%, 4/1/27	385,000	349,557
2.30%, 3/25/28	25,000	21,700
2.95%, 4/1/30	435,000	371,516
2.88%, 3/25/31	763,000	633,198
4.30%, 7/8/34	337,000	296,853
3.80%, 11/15/37	240,000	190,217
6.50%, 4/15/38	290,000	302,357
3.60%, 4/1/40	254,000	187,902
5.38%, 7/15/40	560,000	514,534
4.13%, 5/15/45	155,000	117,323
4.00%, 7/15/46	270,000	197,853
4.00%, 11/15/47	270,000	198,002
3.60%, 4/1/50	156,000	105,908
3.95%, 3/25/51	275,000	197,788
4.38%, 5/15/55	173,000	131,373
3.85%, 4/1/60	262,000	174,819
4.10%, 3/25/61	373,000	260,123

Oshkosh Corp. 4.60%, 5/15/28	46,000	44,489

Otis Worldwide Corp.
2.57%, 2/15/30	448,000	377,866
3.11%, 2/15/40	15,000	11,204

Ovintiv, Inc. 7.20%, 11/1/31	408,000	430,236

Owens Corning
7.00%, 12/1/36	32,000	35,023
4.30%, 7/15/47	74,000	59,152
4.40%, 1/30/48	175,000	141,941

Owl Rock Capital Corp. 2.88%, 6/11/28	300,000	240,699

Owl Rock Core Income Corp. 3.13%, 9/23/26	77,000	66,757

Pacific Gas and Electric Co.
3.45%, 7/1/25	250,000	237,147
2.10%, 8/1/27	50,000	42,583
3.75%, 7/1/28	178,000	160,390
4.55%, 7/1/30	525,000	474,432
2.50%, 2/1/31	785,000	612,167
4.40%, 3/1/32	45,000	39,270
4.50%, 7/1/40	257,000	201,555

See Notes to Financial Statements.

128	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value
4.20%, 6/1/41	$60,000	$45,400
3.75%, 8/15/42	350,000	243,988
4.60%, 6/15/43	50,000	38,160
4.75%, 2/15/44	25,000	19,674
4.00%, 12/1/46	100,000	68,388
4.95%, 7/1/50	135,000	106,750
3.50%, 8/1/50	203,000	128,048

Packaging Corp. of America
3.00%, 12/15/29	372,000	320,753
4.05%, 12/15/49	26,000	20,594

Paramount Global
2.90%, 1/15/27	92,000	83,248
3.70%, 6/1/28	84,000	75,532
7.88%, 7/30/30	97,000	104,905
4.95%, 1/15/31(c)	248,000	222,084
4.20%, 5/19/32	35,000	28,858
4.85%, 7/1/42	50,000	37,657
4.38%, 3/15/43	273,000	189,910
5.85%, 9/1/43	102,000	85,891
5.25%, 4/1/44	30,000	23,177
4.95%, 5/19/50	190,000	140,912

Parker-Hannifin Corp.
3.65%, 6/15/24	500,000	489,210
3.25%, 3/1/27	145,000	135,107
3.25%, 6/14/29	222,000	197,857
4.10%, 3/1/47(d)	100,000	83,352
4.00%, 6/14/49	105,000	84,906

PayPal Holdings, Inc.
3.90%, 6/1/27	250,000	240,962
2.30%, 6/1/30	90,000	74,244

Pentair Finance Sarl 4.50%, 7/1/29	229,000	210,508

PepsiCo, Inc.
2.25%, 3/19/25	750,000	711,157
3.00%, 10/15/27	128,000	119,208

PerkinElmer, Inc. 2.55%, 3/15/31	200,000	160,828

Pfizer, Inc.
3.60%, 9/15/28	94,000	89,480
3.45%, 3/15/29	92,000	85,796
2.63%, 4/1/30	96,000	83,862
1.70%, 5/28/30	32,000	26,177
1.75%, 8/18/31	75,000	59,714

PG&E Recovery Funding LLC
5.26%, 1/15/40, Series A-2	1,000,000	1,016,310
5.54%, 7/15/49, Series A-3	1,000,000	1,027,820

PG&E Wildfire Recovery Funding LLC 5.10%, 6/1/54, Series A-5	650,000	663,013

Philip Morris International, Inc.
4.88%, 2/13/26	500,000	494,420
1.75%, 11/1/30(c)	410,000	318,066

Phillips 66
3.75%, 3/1/28(d)	220,000	203,361
4.65%, 11/15/34	322,000	301,170
5.88%, 5/1/42	155,000	161,158
4.88%, 11/15/44	23,000	21,012
4.90%, 10/1/46(d)	100,000	88,643
3.30%, 3/15/52	200,000	138,014

Physicians Realty LP 3.95%, 1/15/28	75,000	69,299

Piedmont Operating Partnership LP 4.45%, 3/15/24	45,000	44,488

Pioneer Natural Resources Co. 1.90%, 8/15/30	278,000	217,516

Plains All American Pipeline LP / PAA Finance Corp.
4.50%, 12/15/26	171,000	164,086
3.55%, 12/15/29	170,000	147,735
6.65%, 1/15/37	252,000	252,915
4.70%, 6/15/44	42,000	32,610

PNC Financial Services Group, Inc.
5.67%, 10/28/25, (5.671% fixed rate until 10/28/24; Secured Overnight Financing Index + 1.09% thereafter)(b)	500,000	502,255
3.45%, 4/23/29	58,000	53,391
2.55%, 1/22/30	392,000	333,862

PPG Industries, Inc. 2.55%, 6/15/30	25,000	20,991

PPL Capital Funding, Inc.
3.10%, 5/15/26	87,000	81,441
4.13%, 4/15/30	100,000	93,554

President and Fellows of Harvard College 2.52%, 10/15/50	125,000	84,994

Principal Financial Group, Inc. 3.70%, 5/15/29	156,000	145,209

Progress Energy, Inc. 7.75%, 3/1/31	19,000	21,446

Progressive Corp. 6.63%, 3/1/29	105,000	113,817

Prologis LP
3.25%, 6/30/26	41,000	38,838
1.75%, 2/1/31	160,000	126,496
1.63%, 3/15/31	50,000	39,127

Prudential Financial, Inc.
3.88%, 3/27/28	70,000	66,868
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; 3-month U.S. dollar London Interbank Offered Rate + 2.38% thereafter)(b)(e)	861,000	798,216
6.00%, 9/1/52, (6.00% fixed rate until 6/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(b)	150,000	146,019

Public Service Co. of Colorado 3.70%, 6/15/28	251,000	237,346

Public Service Electric and Gas Co. 3.20%, 5/15/29	300,000	270,693

Public Service Enterprise Group, Inc. 1.60%, 8/15/30	100,000	77,460

Public Storage
3.09%, 9/15/27	50,000	46,285
2.25%, 11/9/31	185,000	149,214

Puget Energy, Inc. 2.38%, 6/15/28	104,000	88,648

See Notes to Financial Statements.

WisdomTree Trust	129

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

PulteGroup, Inc. 6.00%, 2/15/35	$190,000	$186,715

QUALCOMM, Inc.
1.30%, 5/20/28	50,000	42,121
2.15%, 5/20/30	250,000	209,542

Quanta Services, Inc. 3.05%, 10/1/41	160,000	107,554

Quest Diagnostics, Inc.
2.95%, 6/30/30	485,000	418,317
4.70%, 3/30/45	25,000	21,705

Raytheon Technologies Corp.
3.20%, 3/15/24	200,000	195,938
3.50%, 3/15/27	190,000	180,048
7.20%, 8/15/27	21,000	23,101
4.13%, 11/16/28	338,000	321,955
2.25%, 7/1/30	175,000	145,087
1.90%, 9/1/31	35,000	27,370
2.38%, 3/15/32	500,000	403,365
4.45%, 11/16/38	152,000	137,659
4.88%, 10/15/40	18,000	16,867
4.70%, 12/15/41	50,000	46,066
4.50%, 6/1/42	196,000	176,400
4.15%, 5/15/45	119,000	99,529
3.75%, 11/1/46	31,000	24,448
4.35%, 4/15/47	102,000	88,710
4.05%, 5/4/47	130,000	108,095
4.63%, 11/16/48	30,000	27,281
3.13%, 7/1/50	85,000	60,041
2.82%, 9/1/51	50,000	32,892
3.03%, 3/15/52	84,000	58,094

Realty Income Corp.
4.13%, 10/15/26	55,000	53,042
3.00%, 1/15/27	46,000	42,522
3.65%, 1/15/28	236,000	221,184

Regal Rexnord Corp.
6.05%, 2/15/26(d)	250,000	247,942
6.40%, 4/15/33(d)	250,000	245,037

Regency Centers LP
4.13%, 3/15/28	25,000	23,252
2.95%, 9/15/29	122,000	103,016
4.40%, 2/1/47	38,000	30,652
4.65%, 3/15/49	90,000	74,676

Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	224,000	174,592
2.80%, 9/15/50	150,000	94,266

Regions Financial Corp. 7.38%, 12/10/37	40,000	46,350

Reinsurance Group of America, Inc.
3.90%, 5/15/29	75,000	68,753
3.15%, 6/15/30	400,000	342,720

Republic Services, Inc.
3.95%, 5/15/28	34,000	32,209
1.45%, 2/15/31	280,000	214,816
1.75%, 2/15/32	303,000	232,734

Rockwell Automation, Inc. 3.50%, 3/1/29	168,000	156,040

Roper Technologies, Inc.
3.80%, 12/15/26	140,000	133,353
1.40%, 9/15/27	44,000	37,328
2.00%, 6/30/30	500,000	403,105

Ross Stores, Inc. 1.88%, 4/15/31	275,000	215,361

Royalty Pharma PLC
2.20%, 9/2/30	290,000	227,609
3.30%, 9/2/40	101,000	70,525
3.55%, 9/2/50	245,000	159,926

RPM International, Inc.
3.75%, 3/15/27	73,000	68,405
4.55%, 3/1/29	45,000	41,835
2.95%, 1/15/32	25,000	19,770
4.25%, 1/15/48	23,000	17,469

S&P Global, Inc.
2.95%, 1/22/27	5,000	4,680
4.25%, 5/1/29	210,000	199,478

Sabine Pass Liquefaction LLC
5.00%, 3/15/27	50,000	48,814
4.20%, 3/15/28	232,000	218,045
4.50%, 5/15/30	412,000	386,126

Sabra Health Care LP
5.13%, 8/15/26	163,000	154,400
3.90%, 10/15/29	100,000	83,384

Salesforce, Inc. 0.63%, 7/15/24	500,000	470,030

Santander Holdings USA, Inc.
4.26%, 6/9/25, (4.26% fixed rate until 6/9/24; Secured Overnight Financing Rate + 1.38% thereafter)(b)	400,000	389,596
4.40%, 7/13/27	202,000	192,080

Sempra Energy
3.25%, 6/15/27	40,000	36,845
3.40%, 2/1/28	156,000	142,954
3.80%, 2/1/38	213,000	175,540

ServiceNow, Inc. 1.40%, 9/1/30	284,000	216,698

Sherwin-Williams Co.
2.95%, 8/15/29	145,000	125,831
2.30%, 5/15/30	240,000	197,618
4.50%, 6/1/47	220,000	184,952

Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	24,000	22,344

Simon Property Group LP
3.38%, 6/15/27	166,000	154,802
3.38%, 12/1/27	37,000	34,258
1.75%, 2/1/28	25,000	21,386
2.45%, 9/13/29	82,000	68,829

SITE Centers Corp. 4.70%, 6/1/27	115,000	107,917

Skyworks Solutions, Inc.
1.80%, 6/1/26	297,000	261,696
3.00%, 6/1/31	110,000	89,202

Snap-on, Inc. 3.25%, 3/1/27	150,000	140,817

See Notes to Financial Statements.

130	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Sonoco Products Co.
2.25%, 2/1/27	$50,000	$44,841
3.13%, 5/1/30	11,000	9,480
2.85%, 2/1/32(c)	150,000	123,111

Southern California Edison Co.
3.65%, 3/1/28, Series B	125,000	116,978
4.20%, 3/1/29, Series A	180,000	169,992
6.65%, 4/1/29	208,000	218,951

Southern Co.
4.48%, 8/1/24(b)	500,000	492,730
3.70%, 4/30/30, Series A	25,000	22,563
4.25%, 7/1/36	397,000	346,136
4.40%, 7/1/46	80,000	65,680

Southern Co. Gas Capital Corp.
5.88%, 3/15/41	150,000	151,962
4.40%, 5/30/47	3,000	2,438
3.15%, 9/30/51, Series 21A	150,000	101,598

Southern Power Co.
5.15%, 9/15/41	50,000	45,793
5.25%, 7/15/43	110,000	100,364
4.95%, 12/15/46, Series F	260,000	224,822

Southwest Airlines Co.
5.13%, 6/15/27	225,000	221,940
3.45%, 11/16/27	100,000	92,129

Southwest Gas Corp.
3.80%, 9/29/46	50,000	36,197
4.15%, 6/1/49	150,000	115,832

Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	408,000	365,164
4.10%, 9/15/28, Series M	79,000	74,764
3.85%, 2/1/48, Series L	150,000	113,025
3.25%, 11/1/51	150,000	100,859

Spectra Energy Partners LP 5.95%, 9/25/43	100,000	99,055

Spirit Realty LP
2.10%, 3/15/28	500,000	415,330
3.40%, 1/15/30	45,000	38,111

Stanley Black & Decker, Inc.
4.25%, 11/15/28	159,000	150,164
2.30%, 3/15/30	25,000	20,333

Starbucks Corp.
2.00%, 3/12/27	100,000	88,997
4.00%, 11/15/28	158,000	149,902
3.55%, 8/15/29	289,000	264,400
3.00%, 2/14/32	33,000	28,079
4.30%, 6/15/45	50,000	42,286
4.50%, 11/15/48	60,000	51,701
4.45%, 8/15/49	247,000	210,876
3.35%, 3/12/50	10,000	7,138
3.50%, 11/15/50	35,000	25,492

State Street Corp.
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(b)	540,000	462,164

Steel Dynamics, Inc.
3.45%, 4/15/30	26,000	23,120
3.25%, 1/15/31	270,000	233,995

STERIS Irish FinCo Unlimited Co. 2.70%, 3/15/31	239,000	196,919

Stifel Financial Corp. 4.00%, 5/15/30	175,000	155,332

STORE Capital Corp.
4.50%, 3/15/28	30,000	26,760
4.63%, 3/15/29	25,000	22,059

Stryker Corp.
3.50%, 3/15/26	100,000	95,643
4.63%, 3/15/46	218,000	193,771
2.90%, 6/15/50	28,000	18,968

Summa Health 3.51%, 11/15/51	30,000	21,433

SVB Financial Group
3.13%, 6/5/30(f)	170,000	143,509
1.80%, 2/2/31(f)	231,000	171,728

Synchrony Financial
3.70%, 8/4/26	119,000	110,469
3.95%, 12/1/27	232,000	211,758
5.15%, 3/19/29	80,000	75,342

Sysco Corp.
3.25%, 7/15/27	109,000	100,850
5.95%, 4/1/30	123,000	127,619
5.38%, 9/21/35	72,000	71,203
4.50%, 4/1/46	25,000	20,965
6.60%, 4/1/50	232,000	255,040

T-Mobile USA, Inc.
3.50%, 4/15/25	750,000	718,537
2.25%, 2/15/26	500,000	455,325
3.75%, 4/15/27	447,000	420,484
3.88%, 4/15/30	703,000	637,972
2.55%, 2/15/31	738,000	602,880
2.25%, 11/15/31	145,000	113,956
2.70%, 3/15/32	75,000	60,812
4.38%, 4/15/40	190,000	161,679
3.00%, 2/15/41	148,000	103,508
4.50%, 4/15/50	580,000	482,456
3.30%, 2/15/51	198,000	132,939
3.40%, 10/15/52	313,000	212,971
3.60%, 11/15/60	85,000	56,920

Targa Resources Corp. 4.95%, 4/15/52	20,000	16,045

Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.88%, 2/1/31	940,000	855,729

Target Corp.
2.25%, 4/15/25	500,000	472,570
3.38%, 4/15/29	130,000	120,006

TC PipeLines LP 3.90%, 5/25/27	117,000	110,639

TD SYNNEX Corp.
1.75%, 8/9/26	112,000	96,547
2.65%, 8/9/31	58,000	45,129

Teledyne FLIR LLC 2.50%, 8/1/30	235,000	191,631

See Notes to Financial Statements.

WisdomTree Trust	131

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Teledyne Technologies, Inc.
2.25%, 4/1/28	$78,000	$67,553
2.75%, 4/1/31	340,000	278,429

Texas Instruments, Inc. 2.25%, 9/4/29	105,000	90,095

Textron, Inc.
3.65%, 3/15/27	250,000	236,397
3.38%, 3/1/28	205,000	186,630

Thermo Fisher Scientific, Inc. 2.00%, 10/15/31	240,000	191,887

Time Warner Cable Enterprises LLC 8.38%, 7/15/33	75,000	84,347

Time Warner Cable LLC
6.55%, 5/1/37	201,000	192,074
7.30%, 7/1/38	155,000	155,439
5.50%, 9/1/41	375,000	316,875
4.50%, 9/15/42	125,000	93,253

Timken Co. 4.50%, 12/15/28	206,000	195,455

TJX Cos., Inc. 1.60%, 5/15/31	170,000	133,936

Toll Brothers Finance Corp.
4.88%, 3/15/27	145,000	139,645
3.80%, 11/1/29(c)	140,000	121,293

Toyota Motor Credit Corp.
4.40%, 9/20/24	750,000	741,825
3.95%, 6/30/25	500,000	488,060
1.90%, 1/13/27	178,000	159,233
2.15%, 2/13/30	110,000	93,729
1.65%, 1/10/31	155,000	123,270

Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	58,000	54,703
5.75%, 6/15/43	50,000	50,549

Trane Technologies Luxembourg Finance SA
3.80%, 3/21/29	180,000	166,097
4.50%, 3/21/49	150,000	126,257

Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/28	420,000	396,077
4.60%, 3/15/48	200,000	171,698

Trimble, Inc. 4.90%, 6/15/28	225,000	216,182

Truist Bank
2.15%, 12/6/24	500,000	474,375
3.30%, 5/15/26	40,000	37,520

Truist Financial Corp.
4.26%, 7/28/26, (4.26% fixed rate until 7/28/25; Secured Overnight Financing Rate + 1.456% thereafter)(b)	490,000	478,034
1.95%, 6/5/30	150,000	121,409
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.85% thereafter)(b)	200,000	194,758

Tyson Foods, Inc.
4.35%, 3/1/29	230,000	218,845
4.88%, 8/15/34	126,000	120,214
4.55%, 6/2/47	50,000	41,890
5.10%, 9/28/48	305,000	276,659

U.S. Bancorp
5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(b)	750,000	758,887
2.49%, 11/3/36, (2.491% fixed rate until 11/3/31; 5-year Constant Maturity Treasury Rate + 0.95% thereafter)(b)	327,000	251,705

UDR, Inc.
2.95%, 9/1/26	40,000	36,930
3.50%, 1/15/28	25,000	23,142
4.40%, 1/26/29	129,000	121,488
3.20%, 1/15/30	260,000	228,353
3.00%, 8/15/31	95,000	80,162

Union Pacific Corp.
4.75%, 2/21/26	500,000	497,860
6.63%, 2/1/29	122,000	132,757
2.38%, 5/20/31	110,000	91,273

United Airlines Pass-Through Trust
4.30%, 2/15/27, Series 2013-1, Class A	286,199	276,188
4.00%, 10/11/27, Series 2014-1, Class A	54,155	50,687
3.75%, 3/3/28, Series 2014-2, Class A	217,032	204,097
3.45%, 1/7/30, Series 2016-1, Class A	21,294	18,712
4.15%, 2/25/33, Series 2019-1, Class AA	45,913	42,073

United Parcel Service, Inc.
3.05%, 11/15/27	49,000	45,528
3.40%, 3/15/29	110,000	101,816

UnitedHealth Group, Inc.
1.15%, 5/15/26	100,000	88,687
3.45%, 1/15/27	93,000	88,261
3.38%, 4/15/27	95,000	89,657
3.70%, 5/15/27	10,000	9,553
3.85%, 6/15/28	70,000	66,473
3.88%, 12/15/28	40,000	37,844

Universal Health Services, Inc. 2.65%, 1/15/32	365,000	282,835

University of Notre Dame du Lac 3.39%, 2/15/48, Series 2017	12,000	9,716

Unum Group
5.75%, 8/15/42	122,000	112,691
4.50%, 12/15/49	75,000	56,785

Utah Acquisition Sub, Inc. 5.25%, 6/15/46	110,000	86,002

Valero Energy Corp.
2.15%, 9/15/27	154,000	135,458
4.35%, 6/1/28	257,000	246,496
2.80%, 12/1/31	250,000	203,570
6.63%, 6/15/37	18,000	19,157
4.90%, 3/15/45	93,000	83,833
3.65%, 12/1/51	77,000	54,872

Valero Energy Partners LP 4.50%, 3/15/28	50,000	48,382

Valmont Industries, Inc. 5.00%, 10/1/44	55,000	47,986

Ventas Realty LP
3.50%, 2/1/25	100,000	96,026
4.00%, 3/1/28	115,000	106,778

See Notes to Financial Statements.

132	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value
4.40%, 1/15/29	$160,000	$149,152
3.00%, 1/15/30	140,000	119,245
2.50%, 9/1/31	370,000	292,485

Verisk Analytics, Inc.
5.50%, 6/15/45	125,000	117,299
3.63%, 5/15/50	45,000	31,495

Verizon Communications, Inc.
3.38%, 2/15/25	500,000	483,070
0.85%, 11/20/25	295,000	263,774
4.13%, 3/16/27	188,000	181,027
4.33%, 9/21/28	436,000	417,719
3.88%, 2/8/29	587,000	547,201
4.02%, 12/3/29	223,000	206,063
3.15%, 3/22/30	350,000	306,666
1.68%, 10/30/30	204,000	157,710
1.75%, 1/20/31	505,000	389,991
2.55%, 3/21/31	947,000	774,513
2.36%, 3/15/32	675,000	530,921
4.40%, 11/1/34	130,000	118,318
5.25%, 3/16/37	100,000	97,751
2.65%, 11/20/40	330,000	223,671
3.40%, 3/22/41	390,000	294,544
2.85%, 9/3/41	214,000	148,567
4.13%, 8/15/46	300,000	245,100
4.00%, 3/22/50	502,000	397,699
2.88%, 11/20/50	220,000	138,860
3.55%, 3/22/51	376,000	271,716
5.01%, 8/21/54	100,000	92,733
2.99%, 10/30/56	256,000	156,915
3.00%, 11/20/60	46,000	27,762
3.70%, 3/22/61(c)	383,000	269,774

VF Corp.
2.80%, 4/23/27	130,000	117,953
2.95%, 4/23/30	160,000	132,203

Viatris, Inc.
2.70%, 6/22/30	200,000	158,756
3.85%, 6/22/40	50,000	34,200
4.00%, 6/22/50	475,000	306,864

VICI Properties LP 4.38%, 5/15/25	500,000	481,920

Virginia Electric and Power Co. 2.40%, 3/30/32	167,000	135,046

VMware, Inc.
4.50%, 5/15/25	500,000	489,820
4.65%, 5/15/27	100,000	96,648
3.90%, 8/21/27	114,000	106,604
2.20%, 8/15/31	180,000	136,615

Vontier Corp. 2.95%, 4/1/31	175,000	133,823

Voya Financial, Inc.
4.80%, 6/15/46	52,000	43,606
4.70%, 1/23/48, (4.70% fixed rate until 1/23/28; 3-month U.S. dollar London Interbank Offered Rate + 2.084% thereafter)(b)(e)	40,000	34,138

Vulcan Materials Co.
3.90%, 4/1/27	20,000	19,106
4.50%, 6/15/47	80,000	68,742
4.70%, 3/1/48	30,000	26,455

W.R. Berkley Corp.
4.75%, 8/1/44	8,000	7,185
4.00%, 5/12/50	175,000	137,422
3.15%, 9/30/61	35,000	21,965

Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	100,000	93,800
3.20%, 4/15/30(c)	150,000	127,184
4.50%, 11/18/34	50,000	43,734
4.80%, 11/18/44	52,000	43,101
4.10%, 4/15/50	125,000	90,868

Walt Disney Co.
3.35%, 3/24/25(c)	500,000	483,245
2.00%, 9/1/29	139,000	116,201
3.80%, 3/22/30	25,000	23,262

Warnermedia Holdings, Inc.
3.64%, 3/15/25(d)	500,000	476,960
4.28%, 3/15/32(d)	510,000	440,625
5.05%, 3/15/42(d)	525,000	425,491
5.14%, 3/15/52(d)	250,000	196,672
5.39%, 3/15/62(d)	425,000	331,576

Waste Connections, Inc.
3.50%, 5/1/29	161,000	146,053
2.20%, 1/15/32	531,000	420,563

Waste Management, Inc.
3.15%, 11/15/27	175,000	161,940
1.15%, 3/15/28	121,000	100,213
1.50%, 3/15/31	275,000	211,926
4.15%, 7/15/49	50,000	43,918
2.50%, 11/15/50	50,000	31,399

WEC Energy Group, Inc.
5.00%, 9/27/25	300,000	297,372
1.38%, 10/15/27	85,000	72,083

Wells Fargo & Co.
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(b)(e)	250,000	234,247
3.00%, 4/22/26	610,000	569,667
3.91%, 4/25/26, (3.908% fixed rate until 4/25/25; Secured Overnight Financing Rate + 1.32% thereafter)(b)	500,000	482,830
4.30%, 7/22/27	750,000	726,007
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(b)	500,000	442,535
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; Secured Overnight Financing Rate + 4.032% thereafter)(b)	283,000	266,362
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(b)	424,000	358,958
5.95%, 12/1/86	100,000	104,760

Welltower OP LLC
4.25%, 4/15/28	50,000	47,307
4.13%, 3/15/29	175,000	161,863
3.10%, 1/15/30	409,000	350,182
2.80%, 6/1/31	225,000	182,738

See Notes to Financial Statements.

WisdomTree Trust	133

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Western Digital Corp. 4.75%, 2/15/26	$500,000	$471,935

Western Union Co. 1.35%, 3/15/26	100,000	87,984

Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/28	209,000	201,896

Westlake Corp.
5.00%, 8/15/46	85,000	71,821
4.38%, 11/15/47	85,000	66,841
3.13%, 8/15/51	150,000	92,912

WestRock MWV LLC 8.20%, 1/15/30	36,000	41,349

Weyerhaeuser Co.
6.95%, 10/1/27	75,000	80,017
4.00%, 11/15/29	120,000	109,456
4.00%, 4/15/30	50,000	45,460
7.38%, 3/15/32	61,000	67,961

Whirlpool Corp.
2.40%, 5/15/31	165,000	131,358
4.60%, 5/15/50(c)	185,000	150,744

Williams Cos., Inc.
3.75%, 6/15/27	149,000	140,206
2.60%, 3/15/31	560,000	454,826
6.30%, 4/15/40	55,000	56,490
5.75%, 6/24/44	47,000	44,912
5.10%, 9/15/45	195,000	171,701

Willis North America, Inc.
4.65%, 6/15/27	183,000	176,848
4.50%, 9/15/28	100,000	95,034
2.95%, 9/15/29	150,000	128,313

Wisconsin Power and Light Co. 3.00%, 7/1/29	110,000	96,781

Workday, Inc. 3.50%, 4/1/27	489,000	457,147

WRKCo, Inc.
3.00%, 9/15/24	123,000	118,368
4.00%, 3/15/28	74,000	69,226
3.90%, 6/1/28	98,000	91,074
4.90%, 3/15/29	162,000	155,450
3.00%, 6/15/33(c)	155,000	125,108

Xcel Energy, Inc.
1.75%, 3/15/27	150,000	131,862
3.40%, 6/1/30	80,000	70,939
2.35%, 11/15/31	85,000	67,787
6.50%, 7/1/36	100,000	108,435

Xylem, Inc. 1.95%, 1/30/28	95,000	81,630

Zimmer Biomet Holdings, Inc. 5.75%, 11/30/39	108,000	106,806

Zoetis, Inc.
3.00%, 9/12/27	231,000	213,292
3.90%, 8/20/28	131,000	124,185
4.70%, 2/1/43	50,000	45,225
3.95%, 9/12/47	100,000	81,609
4.45%, 8/20/48	75,000	65,168

Total United States		284,441,583
TOTAL CORPORATE BONDS (Cost: $382,201,081)		341,502,448

FOREIGN GOVERNMENT AGENCIES – 0.2%

Canada – 0.0%

Hydro-Quebec 9.38%, 4/15/30, Series HK	10,000	12,911

Germany – 0.0%

Kreditanstalt fuer Wiederaufbau 5.78%, 6/29/37(g)	177,000	97,543

Japan – 0.2%

Japan Bank for International Cooperation
1.88%, 7/21/26	250,000	226,093
2.88%, 6/1/27	320,000	296,246
2.88%, 7/21/27	250,000	231,800
1.88%, 4/15/31	910,000	742,141

Japan International Cooperation Agency 2.13%, 10/20/26	250,000	226,678

Total Japan		1,722,958

Panama – 0.0%

Panama Government International Bond 4.50%, 1/19/63	315,000	225,962
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,435,324)		2,059,374

FOREIGN GOVERNMENT OBLIGATIONS – 2.0%

Chile – 0.1%

Chile Government International Bond
3.24%, 2/6/28	200,000	185,604
2.45%, 1/31/31	200,000	167,180
2.55%, 1/27/32	200,000	164,382

Total Chile		517,166

Hungary – 0.0%

Hungary Government International Bond 7.63%, 3/29/41	138,000	155,534

Indonesia – 0.3%

Indonesia Government International Bond
4.10%, 4/24/28	460,000	445,238
2.85%, 2/14/30	540,000	478,710
3.85%, 10/15/30	300,000	280,986
4.35%, 1/11/48	625,000	551,119
5.35%, 2/11/49	200,000	200,608
4.20%, 10/15/50	220,000	185,874
4.45%, 4/15/70	322,000	271,439

Total Indonesia		2,413,974

Israel – 0.0%

State of Israel 2.50%, 1/15/30	200,000	174,296

Italy – 0.1%

Republic of Italy Government International Bond
2.88%, 10/17/29	550,000	467,577
5.38%, 6/15/33	153,000	151,680
4.00%, 10/17/49	350,000	258,657

Total Italy		877,914

See Notes to Financial Statements.

134	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

Mexico – 0.5%

Mexico Government International Bond
3.25%, 4/16/30	$450,000	$392,625
2.66%, 5/24/31	860,000	696,419
4.75%, 4/27/32	355,000	332,202
7.50%, 4/8/33	220,000	246,165
6.75%, 9/27/34	380,000	406,885
6.05%, 1/11/40	102,000	102,001
4.28%, 8/14/41	275,000	220,825
4.75%, 3/8/44	354,000	295,562
5.55%, 1/21/45	200,000	185,394
4.60%, 1/23/46	500,000	403,460
4.35%, 1/15/47	205,000	159,055
4.60%, 2/10/48	200,000	160,428
4.50%, 1/31/50	200,000	158,128
4.40%, 2/12/52	250,000	191,138
3.77%, 5/24/61	260,000	172,533
5.75%, 10/12/2110	310,000	275,922

Total Mexico		4,398,742

Panama – 0.2%

Panama Government International Bond
8.88%, 9/30/27	380,000	437,851
9.38%, 4/1/29	285,000	342,473
3.30%, 1/19/33	500,000	407,870
6.70%, 1/26/36	235,000	249,577
4.50%, 5/15/47	200,000	154,946
4.30%, 4/29/53	295,000	214,896
4.50%, 4/1/56	325,000	238,820

Total Panama		2,046,433

Peru – 0.3%

Peruvian Government International Bond
4.13%, 8/25/27	104,000	100,811
2.84%, 6/20/30	620,000	525,748
2.78%, 1/23/31	525,000	434,369
8.75%, 11/21/33	240,000	298,282
3.00%, 1/15/34	246,000	194,480
6.55%, 3/14/37	55,000	58,856
5.63%, 11/18/50	70,000	69,002
2.78%, 12/1/60	273,000	158,848
3.60%, 1/15/72	313,000	204,320
3.23%, 7/28/2121	160,000	93,909

Total Peru		2,138,625

Philippines – 0.4%

Philippine Government International Bond
3.00%, 2/1/28	750,000	692,925
9.50%, 2/2/30	282,000	353,560
2.46%, 5/5/30	200,000	169,712
1.95%, 1/6/32	376,000	297,055
6.38%, 1/15/32	285,000	309,174
5.00%, 1/13/37	500,000	493,160
3.95%, 1/20/40	480,000	405,590
3.70%, 3/1/41	200,000	162,702
3.70%, 2/2/42	325,000	262,886

Total Philippines		3,146,764

Poland – 0.0%

Republic of Poland Government International Bond 3.25%, 4/6/26	225,000	213,952

Uruguay – 0.1%

Uruguay Government International Bond
4.38%, 1/23/31	255,000	249,018
7.63%, 3/21/36	260,000	324,212
4.13%, 11/20/45	120,000	108,512
5.10%, 6/18/50	165,000	162,540
4.98%, 4/20/55	390,000	375,469

Total Uruguay		1,219,751
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $19,967,051)		17,303,151

SUPRANATIONAL BONDS – 0.0%

European Investment Bank 4.88%, 2/15/36	150,000	159,894

Inter-American Development Bank
3.88%, 10/28/41	100,000	93,508
4.38%, 1/24/44	100,000	99,482
TOTAL SUPRANATIONAL BONDS (Cost: $481,880)		352,884

COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.5%

United States – 6.5%

Bank
2.00%, 11/15/53, Series 2020-BNK29, Class A4	509,000	405,468
2.04%, 2/15/54, Series 2021-BNK31, Class A4	1,000,000	799,683
2.93%, 2/15/55, Series 2022-BNK39, Class A4	325,000	274,791
3.25%, 7/15/60, Series 2017-BNK6, Class A4	1,000,000	921,476
2.76%, 9/15/62, Series 2019-BNK20, Class A2	1,982,101	1,717,622

Barclays Commercial Mortgage Trust
3.66%, 4/15/55, Series 2022-C15, Class A5^(b)	1,000,000	898,133

Benchmark Mortgage Trust
2.70%, 9/15/43, Series 2020-IG1, Class A1	300,000	280,388
3.94%, 7/15/51, Series 2018-B5, Class A3	1,000,000	935,626
2.58%, 11/15/54, Series 2021-B30, Class A5	1,250,000	1,026,052
3.46%, 3/15/55, Series 2022-B33, Class A5	350,000	307,975
3.79%, 4/15/55, Series 2022-B34, Class A5^(b)	750,000	675,801
3.72%, 3/15/62, Series 2019-B10, Class A4	1,000,000	921,133

Citigroup Commercial Mortgage Trust
3.15%, 11/15/49, Series 2016-C3, Class A4	616,000	567,869
3.30%, 11/10/52, Series 2019-GC43, Class AS	500,000	427,029

See Notes to Financial Statements.

WisdomTree Trust	135

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value
2.69%, 8/10/56, Series 2019-GC41, Class A2	$242,858	$231,463
2.87%, 8/10/56, Series 2019-GC41, Class A5	250,000	217,816

Commercial Mortgage Trust
3.96%, 3/10/47, Series 2014-UBS2, Class A5	1,000,000	983,541
3.70%, 5/10/47, Series 2014-CR17, Class A4	1,007,225	990,163
3.18%, 2/10/48, Series 2015-LC19, Class A4	1,000,000	954,588
3.76%, 8/10/48, Series 2015-CR25, Class A4	250,000	238,811

CSAIL Commercial Mortgage Trust
3.49%, 11/15/48, Series 2016-C5, Class A4	117,779	113,184
4.22%, 8/15/51, Series 2018-CX12, Class A4^(b)	779,577	735,695
3.33%, 6/15/52, Series 2019-C16, Class A3	1,000,000	895,699
2.56%, 3/15/53, Series 2020-C19, Class A3	500,000	418,339

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.81%, 1/25/25, Series K044, Class A2	826,106	792,741
3.31%, 9/25/25, Series K051, Class A2	1,430,000	1,374,145
2.57%, 7/25/26, Series K057, Class A2	950,000	887,132
3.41%, 12/25/26, Series K062, Class A2	500,000	477,373
3.12%, 6/25/27, Series K066, Class A2	750,000	706,407
3.19%, 7/25/27, Series K067, Class A2	500,000	471,937
3.19%, 9/25/27, Series K069, Class A2^(b)	1,025,000	966,343
3.35%, 1/25/28, Series K073, Class A2	1,750,000	1,658,557
3.93%, 7/25/28, Series K080, Class A2^(b)	1,000,000	970,129
2.12%, 3/25/29, Series K749, Class A2^(b)	350,000	306,382
2.79%, 6/25/29, Series K095, Class A2	2,000,000	1,811,315
2.07%, 1/25/30, Series K106, Class A2	2,000,000	1,710,904
1.38%, 7/25/30, Series K116, Class A2	1,500,000	1,206,502
1.66%, 12/25/30, Series K124, Class A2	1,100,000	894,376
3.90%, 12/25/30, Series K158, Class A2^(b)	1,500,000	1,438,967
2.11%, 1/25/31, Series K127, Class A2	1,600,000	1,345,406
2.40%, 3/25/32, Series K142, Class A2	520,000	440,331
2.58%, 5/25/32, Series K145, Class A2	1,200,000	1,029,803
2.92%, 6/25/32, Series K146, Class A2	500,000	441,561

Federal National Mortgage Association Alternative Credit Enhancement Securities
3.27%, 2/25/29, Series 2019 -M5, Class A2	1,478,757	1,383,857
2.44%, 10/25/29, Series 2020-M1, Class A2	2,600,000	2,285,447
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	119,424
1.47%, 11/25/30, Series 2021-M1G, Class A2^(b)	1,000,000	801,406
3.61%, 2/25/31, Series 2019-M4, Class A2	1,963,318	1,850,422
2.94%, 7/25/39, Series 2016-M11, Class AL	169,673	160,338

GS Mortgage Securities Trust
3.99%, 3/10/51, Series 2018-GS9, Class A4^(b)	750,000	705,413
2.90%, 2/13/53, Series 2020-GC45, Class A2	630,000	589,868
1.66%, 12/12/53, Series 2020-GSA2, Class AAB	780,000	674,257

JP Morgan Chase Commercial Mortgage Securities Trust
3.65%, 12/15/49, Series 2016-JP4, Class A4^(b)	132,000	123,564

JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	1,000,000	982,036
3.80%, 9/15/47, Series 2014-C22, Class A4	310,000	301,211
3.60%, 11/15/48, Series 2015-C32, Class A5	1,000,000	940,387

Morgan Stanley Bank of America Merrill Lynch Trust
3.08%, 3/15/48, Series 2015-C21, Class A3	108,046	103,120
3.31%, 4/15/48, Series 2015-C22, Class A4	1,000,000	948,856
3.21%, 10/15/48, Series 2015-C26, Class A3	694,668	677,420
3.28%, 10/15/48, Series 2015-C25, Class A3	492,828	479,965
3.54%, 1/15/49, Series 2016-C28, Class A4	1,000,000	943,224

Morgan Stanley Capital I Trust
3.53%, 6/15/50, Series 2017-H1, Class A5	500,000	463,461
4.18%, 7/15/51, Series 2018-H3, Class A5	1,000,000	945,619
2.57%, 10/15/54, Series 2021-L7, Class A5	1,000,000	815,563

UBS Commercial Mortgage Trust
3.49%, 8/15/50, Series 2017-C2, Class A4	1,000,000	926,050

Wells Fargo Commercial Mortgage Trust
2.93%, 7/15/48, Series 2016-C35, Class A4	1,525,000	1,403,248
3.72%, 12/15/48, Series 2015-NXS4, Class A4	500,000	475,682
3.37%, 10/15/49, Series 2016-LC24, Class AS	860,000	771,360
3.42%, 9/15/50, Series 2017-C39, Class A5	500,000	460,627
3.75%, 3/15/51, Series 2018-C43, Class A3	461,138	432,681
2.63%, 4/15/54, Series 2021-C59, Class A5	800,000	663,646
4.00%, 4/15/55, Series 2022-C62, Class A4^(b)	100,000	91,799
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $59,238,889)		56,388,607

See Notes to Financial Statements.

136	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Principal Amount	Value

MUNICIPAL BONDS – 0.2%

United States – 0.2%

Alameda County Joint Powers Authority 7.05%, 12/1/44, Series A	$150,000	$184,508

Los Angeles County Public Works Financing Authority
7.62%, 8/1/40	100,000	127,108

Los Angeles Department of Water & Power 6.57%, 7/1/45	70,000	82,925

Municipal Electric Authority of Georgia 6.64%, 4/1/57, Series A	213,000	234,015

Port Authority of New York & New Jersey 5.65%, 11/1/40	130,000	138,888

Sales Tax Securitization Corp. 4.64%, 1/1/40, Series A	95,000	90,296

San Jose Redevelopment Agency Successor Agency
3.38%, 8/1/34, Series A-T	60,000	53,294

State of Illinois
5.10%, 6/1/33	595,000	585,347
6.63%, 2/1/35, Series 1	92,308	97,129

University of California 4.86%, 5/15/2112, Series AD	56,000	50,964
University of Virginia 3.23%, 9/1/2119, Series A	150,000	92,904
TOTAL MUNICIPAL BONDS (Cost: $1,999,746)		1,737,378

ASSET-BACKED SECURITIES – 3.9%

United States – 3.9%

American Express Credit Account Master Trust
0.90%, 11/15/26, Series 2021-1, Class A	1,570,000	1,458,870
3.39%, 5/15/27, Series 2022-2, Class A	2,000,000	1,928,917
3.75%, 8/15/27, Series 2022-3, Class A	900,000	872,698

AmeriCredit Automobile Receivables Trust
2.45%, 11/18/26, Series 2022-1, Class A3	1,130,000	1,087,765

BA Credit Card Trust
3.53%, 11/15/27, Series 2022-A1, Class A1	1,150,000	1,111,068

Barclays Dryrock Issuance Trust
3.07%, 2/15/28, Series 2022-1, Class A	1,250,000	1,195,266

Capital One Multi-Asset Execution Trust
0.55%, 7/15/26, Series 2021-A1, Class A1	655,000	614,181
3.49%, 5/15/27, Series 2022-A2, Class A	1,850,000	1,787,151
2.06%, 8/15/28, Series 2019-A3, Class A3	1,000,000	909,100
1.39%, 7/15/30, Series 2021-A2, Class A2	1,250,000	1,054,652

CarMax Auto Owner Trust
2.03%, 6/16/25, Series 2020-1, Class A4	585,000	567,762
3.97%, 4/15/27, Series 2022-3, Class A3	1,095,000	1,070,328

CNH Equipment Trust
0.70%, 5/17/27, Series 2021-B, Class A4	1,000,000	904,042

Discover Card Execution Note Trust
1.96%, 2/15/27, Series 2022-A1, Class A1	350,000	327,952
3.32%, 5/15/27, Series 2022-A2, Class A	545,000	524,401

Exeter Automobile Receivables Trust
5.70%, 8/17/26, Series 2022-6A, Class A3	1,000,000	1,000,533

Ford Credit Auto Owner Trust
3.93%, 8/15/27, Series 2022-B, Class A4	750,000	728,915

GM Financial Automobile Leasing Trust
3.42%, 6/20/25, Series 2022-2, Class A3	500,000	489,441
4.01%, 9/22/25, Series 2022-3, Class A3	850,000	836,708

GM Financial Consumer Automobile Receivables Trust
0.58%, 1/16/26, Series 2020-3, Class A4	1,000,000	945,276
3.71%, 12/16/27, Series 2022-3, Class A4	1,250,000	1,205,829

Honda Auto Receivables Owner Trust
3.73%, 7/20/26, Series 2022-2, Class A3	345,000	336,085
0.46%, 4/19/27, Series 2020-3, Class A4	250,000	240,441

Hyundai Auto Receivables Trust
0.60%, 2/16/27, Series 2021-B, Class A4	1,000,000	908,588
5.39%, 6/15/27, Series 2015-C, Class A3	1,000,000	1,003,804

Mercedes-Benz Auto Lease Trust
0.51%, 3/15/27, Series 2021-B, Class A4	223,000	212,080

Mercedes-Benz Auto Receivables Trust
4.51%, 11/15/27, Series 2023-1, Class A3	500,000	494,210

Synchrony Card Funding LLC
3.86%, 7/15/28, Series 2022-A2, Class A	900,000	874,160

Toyota Auto Receivables Owner Trust
0.53%, 10/15/26, Series 2021-B, Class A4	1,500,000	1,368,372
3.76%, 4/15/27, Series 2022-C, Class A3	250,000	243,438
3.77%, 2/15/28, Series 2022-C, Class A4	774,000	746,953

Verizon Master Trust
0.50%, 5/20/27, Series 2021-1, Class A	1,200,000	1,132,580
1.53%, 7/20/28, Series 2022-2, Class A	500,000	466,833

Volkswagen Auto Lease Trust
3.65%, 1/20/27, Series 2022-A, Class A4	1,250,000	1,215,950

World Omni Auto Receivables Trust
0.44%, 8/17/26, Series 2021-C, Class A3	990,000	945,819
0.61%, 10/15/26, Series 2020-C, Class A4	400,000	373,187
0.64%, 9/15/27, Series 2021-C, Class A4	1,000,000	908,199
1.90%, 3/15/28, Series 2022-A, Class A4	350,000	324,191

World Omni Automobile Lease Securitization Trust
3.21%, 2/18/25, Series 2022-A, Class A3	1,000,000	978,440
TOTAL ASSET-BACKED SECURITIES (Cost: $34,170,229)		33,394,185

REPURCHASE AGREEMENT – 1.5%

United States – 1.5%

Citigroup, Inc., tri-party repurchase agreement dated 2/28/23 (tri-party custodian: The Bank of New York Mellon Corp.), 4.55% due 3/1/23; Proceeds at maturity –$12,601,593 (fully collateralized by U.S. Treasury Note, 1.50% due 9/30/2024; Market value including accrued interest –$12,852,066)

(Cost: $12,600,000)	12,600,000	12,600,000

See Notes to Financial Statements.

WisdomTree Trust	137

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

February 28, 2023

Investments in Long Securities	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%

United States – 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%(h)
(Cost: $3,610,920)	3,610,920	$3,610,920
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE SECURITIES SOLD SHORT – 102.1% (Cost: $984,321,804)		882,725,665

Securities Sold Short	Principal Amount

U.S. GOVERNMENT AGENCIES SOLD SHORT – (0.9)%

Uniform Mortgage-Backed Securities – (0.9)%
2.50%, 3/16/38(a)	$(3,100,000)	(2,828,703)
3.00%, 3/16/38(a)	(3,225,000)	(3,007,651)
4.00%, 3/16/38(a)	(350,000)	(341,330)
3.00%, 3/13/53(a)	(1,675,000)	(1,473,556)
4.00%, 3/13/53(a)	(275,000)	(258,038)

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT

(Proceeds: $8,091,914)		(7,909,278)

Other Assets less Liabilities – (1.2)%		(10,273,802)

NET ASSETS – 100.0%		$864,542,585
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(b)	Rate shown reflects the accrual rate as of February 28, 2023 on securities with variable or step rates.

(c)

Security, or portion thereof, was on loan at February 28, 2023 (See Note 2). At February 28, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,886,984 and the total market value of the collateral held by the Fund was $5,037,207. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,426,287.

(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(f)	Effective March 10, 2023, the issuer of this security has been placed under receivership and the Federal Deposit Insurance Corporation, appointed as receiver, has taken over the issuer’s operations.

(g)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2023.

(h)	Rate shown represents annualized 7-day yield as of February 28, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$229,898,216	$—	$229,898,216
U.S. Government Obligations	—	183,878,502	—	183,878,502
Corporate Bonds	—	341,502,448	—	341,502,448
Foreign Government Agencies	—	2,059,374	—	2,059,374
Foreign Government Obligations	—	17,303,151	—	17,303,151
Supranational Bonds	—	352,884	—	352,884
Commercial Mortgage-Backed Securities	—	56,388,607	—	56,388,607
Municipal Bonds	—	1,737,378	—	1,737,378
Asset-Backed Securities	—	33,394,185	—	33,394,185
Repurchase Agreement	—	12,600,000	—	12,600,000
Investment of Cash Collateral for Securities Loaned	—	3,610,920	—	3,610,920
Total Investments in Securities	$—	$882,725,665	$—	$882,725,665
Liabilities:
Investments in Securities Sold Short
U.S. Government Agencies	$—	$(7,909,278)	$—	$(7,909,278)
Total – Net	$—	$874,816,387	$—	$874,816,387

See Notes to Financial Statements.

138	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2023

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 16.0%

Federal Farm Credit Bank – 1.6%
3.13%, 8/26/27	$1,000,000	$951,970

Federal Home Loan Bank – 0.3%
0.38%, 9/4/25	200,000	180,364

Federal Home Loan Mortgage Corporation – 3.9%
0.38%, 4/20/23	1,146,000	1,139,147
0.38%, 7/21/25	40,000	36,116
0.38%, 9/23/25	1,293,000	1,162,834

Total Federal Home Loan Mortgage Corporation		2,338,097

Federal National Mortgage Association – 3.2%
2.63%, 9/6/24	1,850,000	1,786,027
1.63%, 1/7/25	175,000	164,974

Total Federal National Mortgage Association		1,951,001

Tennessee Valley Authority – 0.1%
0.75%, 5/15/25	86,000	78,559

Uniform Mortgage-Backed Securities – 6.9%
2.50%, 3/16/38(a)	1,016,000	927,085
3.00%, 3/16/38(a)	3,459,000	3,225,880

Total Uniform Mortgage-Backed Securities		4,152,965
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $9,980,884)		9,652,956

U.S. GOVERNMENT OBLIGATIONS – 41.0%

U.S. Treasury Bill – 8.0%
4.59%, 3/28/23*	4,850,000	4,833,585

U.S. Treasury Notes – 33.0%
0.50%, 3/31/25	10,250,000	9,395,166
0.75%, 4/30/26	1,122,900	1,001,179
0.63%, 7/31/26	2,782,900	2,451,996
2.50%, 3/31/27	1,250,000	1,165,869
2.75%, 4/30/27	1,175,000	1,105,923
3.25%, 6/30/27	9,000	8,637
2.75%, 7/31/27	1,044,900	981,716
3.50%, 1/31/28	4,000,000	3,878,750

Total U.S. Treasury Notes		19,989,236
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $26,279,903)		24,822,821

CORPORATE BONDS – 42.5%

Belgium – 0.1%

Anheuser-Busch InBev Worldwide, Inc. 4.00%, 4/13/28	50,000	47,772

Canada – 2.3%
Bank of Montreal 1.85%, 5/1/25	1,000	930
1.25%, 9/15/26	100,000	87,376

Bank of Nova Scotia 2.20%, 2/3/25	59,000	55,648
4.50%, 12/16/25	58,000	56,262
1.05%, 3/2/26	40,000	35,266

Canadian Imperial Bank of Commerce 3.10%, 4/2/24	78,000	76,103

Canadian Natural Resources Ltd. 3.90%, 2/1/25	30,000	29,101

Canadian Pacific Railway Co. 1.75%, 12/2/26	50,000	44,307

Enbridge, Inc. 2.50%, 1/15/25	42,000	39,760
2.50%, 2/14/25	50,000	47,263

Nutrien Ltd. 4.00%, 12/15/26	25,000	24,045

Royal Bank of Canada 1.15%, 6/10/25	457,000	417,447

Toronto-Dominion Bank 1.15%, 6/12/25	343,000	312,950
1.95%, 1/12/27	160,000	142,505
TransCanada PipeLines Ltd. 4.88%, 1/15/26	30,000	29,590

Total Canada		1,398,553

China – 0.3%

Baidu, Inc. 4.13%, 6/30/25	90,000	86,845
Tencent Music Entertainment Group 1.38%, 9/3/25	110,000	98,560

Total China		185,405

France – 0.3%

BPCE SA 4.00%, 4/15/24	170,000	167,348

Germany – 0.2%

Deutsche Bank AG
2.22%, 9/18/24, (2.222% fixed rate until 9/18/23; Secured Overnight Financing Rate + 2.159% thereafter)(b)	140,000	136,954

Ireland – 0.5%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.50%, 9/15/23	130,000	129,158
6.50%, 7/15/25	150,000	150,613

Total Ireland		279,771

Japan – 1.5%

Mitsubishi UFJ Financial Group, Inc. 2.19%, 2/25/25	536,000	502,532
1.41%, 7/17/25	50,000	45,470

Sumitomo Mitsui Financial Group, Inc. 2.70%, 7/16/24	315,000	303,288
Toyota Motor Corp. 1.34%, 3/25/26	73,000	65,548

Total Japan		916,838

Netherlands – 0.4%

Cooperatieve Rabobank UA 4.63%, 12/1/23	100,000	99,357
ING Groep NV 3.55%, 4/9/24	140,000	136,994

Total Netherlands		236,351

Spain – 0.3%
Banco Santander SA 2.71%, 6/27/24	200,000	192,748

See Notes to Financial Statements.

WisdomTree Trust	139

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2023

Investments	Principal Amount	Value

United Kingdom – 2.3%

AstraZeneca PLC 3.13%, 6/12/27	$75,000	$70,262

BAT Capital Corp. 3.22%, 8/15/24	35,000	33,744

BAT International Finance PLC 1.67%, 3/25/26	100,000	88,919

Diageo Capital PLC 1.38%, 9/29/25	200,000	182,088

GlaxoSmithKline Capital, Inc. 3.63%, 5/15/25	25,000	24,266

HSBC Holdings PLC 4.25%, 3/14/24	213,000	209,856
1.65%, 4/18/26, (1.645% fixed rate until 4/18/25; Secured Overnight Financing Rate + 1.538% thereafter)(b)	50,000	45,860
2.10%, 6/4/26, (2.099% fixed rate until 6/4/25; Secured Overnight Financing Rate + 1.929% thereafter)(b)	500,000	460,985

Lloyds Bank PLC 3.50%, 5/14/25	200,000	192,128

Lloyds Banking Group PLC 3.90%, 3/12/24	50,000	49,166

Santander UK Group Holdings PLC
1.09%, 3/15/25, (1.089% fixed rate until 3/15/24; Secured Overnight Financing Rate + 0.787% thereafter)(b)	41,000	38,876

Total United Kingdom		1,396,150

United States – 34.3%

3M Co. 2.65%, 4/15/25	50,000	47,439

Abbott Laboratories 3.75%, 11/30/26	50,000	48,376

AbbVie, Inc. 3.80%, 3/15/25	100,000	97,028
3.20%, 5/14/26	125,000	117,542

Aetna, Inc. 3.50%, 11/15/24	7,000	6,788

Air Lease Corp. 3.00%, 9/15/23	50,000	49,342

Air Products and Chemicals, Inc. 1.50%, 10/15/25	104,000	94,950

Ally Financial, Inc. 1.45%, 10/2/23	17,000	16,575

Amazon.com, Inc. 0.80%, 6/3/25	50,000	45,630

American Express Co. 3.00%, 10/30/24	76,000	73,294
3.63%, 12/5/24	143,000	138,973

American Honda Finance Corp. 1.20%, 7/8/25	80,000	72,976
4.70%, 1/12/28	50,000	49,326

American International Group, Inc. 3.90%, 4/1/26	75,000	72,013

American Tower Corp. 3.65%, 3/15/27	131,000	122,096

Ameriprise Financial, Inc. 3.00%, 4/2/25	50,000	47,857

Amgen, Inc. 2.60%, 8/19/26	20,000	18,369
2.20%, 2/21/27	25,000	22,413

Applied Materials, Inc. 3.30%, 4/1/27	40,000	37,831

Ares Capital Corp. 3.88%, 1/15/26	8,000	7,429

AT&T, Inc. 2.30%, 6/1/27	150,000	133,794

AvalonBay Communities, Inc. 2.95%, 5/11/26	25,000	23,380

Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. 3.34%, 12/15/27	50,000	46,194

Bank of America Corp. 3.88%, 8/1/25	323,000	313,895
0.98%, 9/25/25, (0.981% fixed rate until 9/25/24; Secured Overnight Financing Rate + 0.91% thereafter)(b)	50,000	46,404
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(b)(c)	80,000	76,590
2.02%, 2/13/26, (2.015% fixed rate until 2/13/25; 3-month U.S. dollar London Interbank Offered Rate + 0.64% thereafter)(b)(c)	771,000	718,449
3.38%, 4/2/26, (3.384% fixed rate until 4/2/25; Secured Overnight Financing Rate + 1.33% thereafter)(b)	100,000	95,714

Bank of New York Mellon Corp. 1.60%, 4/24/25	50,000	46,377
3.35%, 4/25/25	150,000	144,553

Baxter International, Inc. 1.92%, 2/1/27	25,000	21,783

Becton Dickinson & Co. 3.70%, 6/6/27	50,000	47,227

Berkshire Hathaway Energy Co. 4.05%, 4/15/25	14,000	13,707

Berry Global, Inc. 1.57%, 1/15/26	80,000	71,387

Bestfoods 7.25%, 12/15/26, Series E	50,000	53,990

BGC Partners, Inc. 5.38%, 7/24/23	1,000	999

Blackstone Secured Lending Fund 3.65%, 7/14/23	9,000	8,939

Boeing Co. 2.75%, 2/1/26	357,000	331,050

Boston Properties LP 3.65%, 2/1/26	50,000	47,405

BP Capital Markets America, Inc. 3.41%, 2/11/26	50,000	47,782
3.12%, 5/4/26	25,000	23,627
3.54%, 4/6/27	125,000	118,329

See Notes to Financial Statements.

140	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2023

Investments	Principal Amount	Value

Bristol-Myers Squibb Co. 3.20%, 6/15/26	$100,000	$94,720
1.13%, 11/13/27	75,000	63,756

Broadcom, Inc. 3.15%, 11/15/25	17,000	16,017
3.46%, 9/15/26	60,000	56,107

Capital One Financial Corp.
2.64%, 3/3/26, (2.636% fixed rate until 3/3/25; Secured Overnight Financing Rate + 1.29% thereafter)(b)	300,000	282,321

Cardinal Health, Inc. 3.41%, 6/15/27	50,000	46,635

Carrier Global Corp. 2.24%, 2/15/25	30,000	28,195

Caterpillar Financial Services Corp. 1.15%, 9/14/26	50,000	43,968
1.70%, 1/8/27	118,000	106,353

CDW LLC / CDW Finance Corp. 4.13%, 5/1/25	25,000	23,990

Celanese U.S. Holdings LLC 6.05%, 3/15/25	50,000	49,832

Charles Schwab Corp. 3.00%, 3/10/25	91,000	87,170
4.20%, 3/24/25	50,000	49,181

Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 7/23/25	75,000	73,404

Chubb INA Holdings, Inc. 3.35%, 5/3/26	50,000	47,659

Cigna Group 4.13%, 11/15/25	55,000	53,527
1.25%, 3/15/26	37,000	32,882

Cisco Systems, Inc. 3.50%, 6/15/25	51,000	49,478

Citigroup, Inc.
2.01%, 1/25/26, (2.014% fixed rate until 1/25/25; Secured Overnight Financing Rate + 0.694% thereafter)(b)	300,000	280,113
3.29%, 3/17/26, (3.29% fixed rate until 3/17/25; Secured Overnight Financing Rate + 1.528% thereafter)(b)	200,000	190,848
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(b)	78,000	74,079
3.20%, 10/21/26	75,000	69,801
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(b)	251,000	222,803
4.45%, 9/29/27	105,000	100,398

Coca-Cola Co. 2.90%, 5/25/27	75,000	70,282

Comcast Corp. 3.38%, 8/15/25	138,000	132,577
3.95%, 10/15/25	42,000	40,837
3.15%, 3/1/26	255,000	241,095

Conagra Brands, Inc. 1.38%, 11/1/27	25,000	20,819

Constellation Brands, Inc. 3.70%, 12/6/26	35,000	33,093

Costco Wholesale Corp. 3.00%, 5/18/27	75,000	70,623

Crown Castle, Inc. 3.20%, 9/1/24	48,000	46,394

CSX Corp. 3.25%, 6/1/27	50,000	46,639

Cummins, Inc. 0.75%, 9/1/25	140,000	126,475

CVS Health Corp. 4.10%, 3/25/25	80,000	78,428
3.88%, 7/20/25	30,000	29,073

Dell International LLC / EMC Corp. 6.02%, 6/15/26	55,000	55,662

Dominion Energy, Inc. 3.90%, 10/1/25	90,000	87,099
3.60%, 3/15/27, Series B	50,000	47,196

Duke Energy Corp. 0.90%, 9/15/25	49,000	43,858

Duke Energy Florida LLC 3.20%, 1/15/27	50,000	47,007

DuPont de Nemours, Inc. 4.49%, 11/15/25	30,000	29,510

Eastman Chemical Co. 3.80%, 3/15/25	25,000	24,260

Ecolab, Inc. 1.65%, 2/1/27	30,000	26,547

Edison International 4.70%, 8/15/25	75,000	73,158

Energy Transfer LP 2.90%, 5/15/25	155,000	146,314

Entergy Louisiana LLC 5.59%, 10/1/24	36,000	36,222

Enterprise Products Operating LLC 3.95%, 2/15/27	50,000	47,787

EOG Resources, Inc. 4.15%, 1/15/26	25,000	24,441

Equinix, Inc. 1.25%, 7/15/25	44,000	39,824

ERP Operating LP 3.38%, 6/1/25	12,000	11,515

Essex Portfolio LP 3.38%, 4/15/26	20,000	18,725

Eversource Energy 2.90%, 3/1/27	60,000	54,991

Exelon Corp. 3.40%, 4/15/26	21,000	19,813

Federal Realty Investment Trust 1.25%, 2/15/26	20,000	17,786

Fidelity National Information Services, Inc. 1.15%, 3/1/26	23,000	20,186

Fifth Third Bancorp 2.38%, 1/28/25	100,000	94,482

Franklin Resources, Inc. 2.85%, 3/30/25	140,000	133,101

See Notes to Financial Statements.

WisdomTree Trust	141

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2023

Investments	Principal Amount	Value

FS KKR Capital Corp. 3.40%, 1/15/26	$36,000	$32,636

General Dynamics Corp. 3.50%, 5/15/25	31,000	30,009

General Mills, Inc. 3.20%, 2/10/27	4,000	3,780

General Motors Co. 6.13%, 10/1/25	99,000	100,111

General Motors Financial Co., Inc. 3.80%, 4/7/25	108,000	103,939
1.25%, 1/8/26	125,000	110,581

Georgia Power Co. 2.20%, 9/15/24, Series A	78,000	74,465

Gilead Sciences, Inc. 3.65%, 3/1/26	130,000	124,201

Global Payments, Inc. 4.80%, 4/1/26	20,000	19,489

Goldman Sachs Group, Inc. 3.50%, 4/1/25	209,000	201,273
3.75%, 5/22/25	250,000	241,720
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(b)	680,000	598,849

HCA, Inc. 5.25%, 4/15/25	133,000	131,736

Home Depot, Inc. 2.88%, 4/15/27	200,000	186,018

Honeywell International, Inc. 2.50%, 11/1/26	43,000	39,748
1.10%, 3/1/27	25,000	21,761

HP, Inc. 2.20%, 6/17/25	142,000	132,693

Humana, Inc. 1.35%, 2/3/27	25,000	21,536

Illinois Tool Works, Inc. 2.65%, 11/15/26	25,000	23,167

Intel Corp. 3.70%, 7/29/25	100,000	96,756
3.75%, 8/5/27	50,000	47,547

Intercontinental Exchange, Inc. 3.75%, 12/1/25	50,000	48,188

International Business Machines Corp. 3.00%, 5/15/24	235,000	228,549

Intuit, Inc. 0.95%, 7/15/25	181,000	164,410

John Deere Capital Corp. 3.45%, 3/13/25	87,000	84,323
4.05%, 9/8/25	75,000	73,605
1.75%, 3/9/27	75,000	66,963

JPMorgan Chase & Co.
3.80%, 7/23/24, (3.797% fixed rate until 7/23/23; 3-month U.S. dollar London Interbank Offered Rate + 0.89% thereafter)(b)(c)	100,000	99,283
3.88%, 9/10/24	541,000	528,378
3.13%, 1/23/25	76,000	73,259
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(b)	444,000	412,574

Juniper Networks, Inc. 1.20%, 12/10/25	45,000	40,077

Keurig Dr. Pepper, Inc. 3.40%, 11/15/25	25,000	23,814

KeyBank NA 3.30%, 6/1/25	250,000	239,675

Kinder Morgan, Inc. 1.75%, 11/15/26	50,000	43,866

Kraft Heinz Foods Co. 3.88%, 5/15/27	35,000	33,288

Kroger Co. 3.70%, 8/1/27	35,000	33,051

L3Harris Technologies, Inc. 3.85%, 12/15/26	50,000	47,721

Laboratory Corp. of America Holdings 3.60%, 2/1/25	25,000	24,130

Lam Research Corp. 3.75%, 3/15/26	7,000	6,748

Lennox International, Inc. 1.35%, 8/1/25	56,000	50,943

Lockheed Martin Corp. 3.55%, 1/15/26	25,000	24,167
5.10%, 11/15/27	25,000	25,341
Lowe’s Cos., Inc. 3.35%, 4/1/27	80,000	74,903

Marathon Petroleum Corp. 5.13%, 12/15/26	50,000	49,734

Marriott International, Inc. 5.00%, 10/15/27	50,000	49,456

Martin Marietta Materials, Inc. 3.50%, 12/15/27	25,000	23,456

Mastercard, Inc. 2.00%, 3/3/25	30,000	28,319

McDonald’s Corp. 3.50%, 7/1/27	75,000	70,772

McKesson Corp. 1.30%, 8/15/26	35,000	30,787

Merck & Co., Inc. 1.70%, 6/10/27	300,000	265,074

Meta Platforms, Inc. 3.50%, 8/15/27	50,000	47,034

Mid-America Apartments LP 3.60%, 6/1/27	25,000	23,657

Mondelez International, Inc. 1.50%, 5/4/25	25,000	23,069

Morgan Stanley
3.62%, 4/17/25, (3.62% fixed rate until 4/17/24; Secured Overnight Financing Rate + 1.16% thereafter)(b)	222,000	216,925
4.00%, 7/23/25	284,000	276,795
3.88%, 1/27/26	80,000	77,022
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(b)	306,000	285,265

See Notes to Financial Statements.

142	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2023

Investments	Principal Amount	Value

MPLX LP 1.75%, 3/1/26	$100,000	$89,474

National Rural Utilities Cooperative Finance Corp. 3.05%, 4/25/27	50,000	46,820

NetApp, Inc. 1.88%, 6/22/25	80,000	73,747

NextEra Energy Capital Holdings, Inc. 4.45%, 6/20/25	75,000	73,453
1.88%, 1/15/27	50,000	44,088

NiSource, Inc. 0.95%, 8/15/25	170,000	153,384

Northrop Grumman Corp. 2.93%, 1/15/25	25,000	23,944

NVIDIA Corp. 3.20%, 9/16/26	50,000	47,482

Oracle Corp. 2.50%, 4/1/25	244,000	230,158

Otis Worldwide Corp. 2.06%, 4/5/25	30,000	28,013

Pacific Gas and Electric Co. 4.95%, 6/8/25	100,000	98,141

Parker-Hannifin Corp. 4.25%, 9/15/27	50,000	47,891

PayPal Holdings, Inc. 2.65%, 10/1/26	40,000	36,950

PECO Energy Co. 3.15%, 10/15/25	35,000	33,408

PepsiCo, Inc. 2.63%, 3/19/27	75,000	69,415

Pfizer, Inc. 3.00%, 12/15/26	380,000	357,599

Philip Morris International, Inc. 1.50%, 5/1/25	30,000	27,779
3.38%, 8/11/25	10,000	9,593

Plains All American Pipeline LP / PAA Finance Corp. 4.65%, 10/15/25	30,000	29,320

PNC Financial Services Group, Inc. 3.90%, 4/29/24	100,000	98,409

Prologis LP 2.13%, 4/15/27	75,000	67,590

Prudential Financial, Inc. 1.50%, 3/10/26	75,000	67,666

Public Service Electric and Gas Co. 0.95%, 3/15/26	267,000	237,163

Public Storage 1.50%, 11/9/26	30,000	26,597

QUALCOMM, Inc. 3.45%, 5/20/25	29,000	28,023

Ralph Lauren Corp. 3.75%, 9/15/25	109,000	105,125

Raytheon Technologies Corp. 3.50%, 3/15/27	50,000	47,381

Realty Income Corp. 3.00%, 1/15/27	50,000	46,220

Republic Services, Inc. 3.38%, 11/15/27	25,000	23,168

Ryder System, Inc. 1.75%, 9/1/26	80,000	70,700

Sabine Pass Liquefaction LLC 5.63%, 3/1/25	75,000	74,925

Santander Holdings USA, Inc. 3.45%, 6/2/25	244,000	232,295

Sherwin-Williams Co. 3.45%, 6/1/27	25,000	23,450

Simon Property Group LP 3.38%, 6/15/27	100,000	93,254

Southwest Airlines Co. 5.25%, 5/4/25	34,000	33,866

Southwestern Electric Power Co. 1.65%, 3/15/26, Series N	80,000	71,601

Stanley Black & Decker, Inc. 3.40%, 3/1/26	25,000	23,678

Starbucks Corp. 3.80%, 8/15/25	8,000	7,760

State Street Corp. 3.55%, 8/18/25	168,000	162,150
2.35%, 11/1/25, (2.354% fixed rate until 11/1/24; Secured Overnight Financing Rate + 0.94% thereafter)(b)	211,000	200,773
1.75%, 2/6/26, (1.746% fixed rate until 2/6/25; Secured Overnight Financing Rate + 0.411% thereafter)(b)	50,000	46,697

Stryker Corp. 3.50%, 3/15/26	10,000	9,564

T-Mobile USA, Inc. 2.25%, 2/15/26	50,000	45,533

Target Corp. 1.95%, 1/15/27	280,000	252,434

Texas Instruments, Inc. 2.90%, 11/3/27	35,000	32,408

Thermo Fisher Scientific, Inc. 4.80%, 11/21/27	25,000	25,023

Toyota Motor Credit Corp. 0.80%, 10/16/25	250,000	224,277
3.05%, 3/22/27	150,000	139,698

Truist Bank 1.50%, 3/10/25	250,000	232,287

TWDC Enterprises 18 Corp. 3.15%, 9/17/25	250,000	237,942

U.S. Bancorp 1.45%, 5/12/25	100,000	92,331
5.73%, 10/21/26, (5.727% fixed rate until 10/21/25; Secured Overnight Financing Rate + 1.43% thereafter)(b)	75,000	75,889

Union Pacific Corp. 2.15%, 2/5/27	100,000	90,573

United Parcel Service, Inc. 3.05%, 11/15/27	50,000	46,457

UnitedHealth Group, Inc. 3.75%, 7/15/25	80,000	77,665
1.15%, 5/15/26	50,000	44,344
2.95%, 10/15/27	50,000	45,940

See Notes to Financial Statements.

WisdomTree Trust	143

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2023

Investments	Principal Amount	Value

UPMC 3.60%, 4/3/25, Series D-1	$50,000	$47,789

Ventas Realty LP 4.13%, 1/15/26	25,000	24,088

Verizon Communications, Inc. 1.45%, 3/20/26	75,000	67,187
4.13%, 3/16/27	70,000	67,404

Viatris, Inc. 1.65%, 6/22/25	10,000	9,108

Walgreens Boots Alliance, Inc. 3.45%, 6/1/26	50,000	46,900

Walt Disney Co. 3.70%, 10/15/25	209,000	201,946

Wells Fargo & Co. 3.00%, 2/19/25	400,000	383,000
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; Secured Overnight Financing Rate + 1.087% thereafter)(b)	416,000	394,668
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(b)(c)	322,000	301,711

Welltower OP LLC 3.63%, 3/15/24	50,000	49,000

Williams Cos., Inc. 3.75%, 6/15/27	75,000	70,573

Zoetis, Inc. 4.50%, 11/13/25	22,000	21,599

Total United States		20,720,002
TOTAL CORPORATE BONDS (Cost: $27,469,428)		25,677,892

FOREIGN GOVERNMENT AGENCIES – 0.5%

Japan – 0.5%

Japan Bank for International Cooperation 1.75%, 10/17/24, Series DTC	200,000	189,098
2.13%, 2/10/25, Series DTC	140,000	132,209
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $347,846)		321,307

FOREIGN GOVERNMENT OBLIGATIONS – 0.5%

Chile – 0.2%

Chile Government International Bond 3.13%, 3/27/25	110,000	106,576

Colombia – 0.3%

Colombia Government International Bond 2.63%, 3/15/23	100,000	99,782
4.00%, 2/26/24	78,000	76,792

Total Colombia		176,574
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $294,082)		283,150

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.7%

United States – 5.7%

Benchmark Mortgage Trust
3.75%, 3/15/52, Series 2019-B9, Class A4	200,000	184,733
2.58%, 4/15/54, Series 2021-B25, Class A5	1,900,000	1,569,597

Commercial Mortgage Trust
3.42%, 8/10/47, Series 2014-UBS4, Class A4	200,000	194,653

GS Mortgage Securities Trust
5.31%, 11/10/46, Series 2013-GC16, Class C^(b)	200,000	196,152

Morgan Stanley Bank of America Merrill Lynch Trust
2.74%, 4/15/48, Series 2015-C22, Class A2	244,355	234,070

Morgan Stanley Capital I Trust
4.32%, 12/15/50, Series 2017-HR2, Class C^(b)	160,000	140,660

Wells Fargo Commercial Mortgage Trust
2.60%, 6/15/49, Series 2016-C34, Class A2	14,599	14,268
2.63%, 4/15/54, Series 2021-C59, Class A5	376,000	311,914

WFRBS Commercial Mortgage Trust
3.50%, 8/15/47, Series 2014-C21, Class D(d)	627,000	521,674

WMRK Commercial Mortgage Trust
7.35%, 11/15/27, Series 2022-WMRK, Class A^(b)(d)	100,000	100,132
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $4,036,643)		3,467,853

ASSET-BACKED SECURITIES – 0.1%

United States – 0.1%

CarMax Auto Owner Trust 2.30%, 4/15/25, Series 2019-3, Class A4
(Cost: $61,977)	62,000	61,113

TOTAL INVESTMENTS IN SECURITIES – 106.3% (Cost: $68,470,763)		64,287,092

Other Assets less Liabilities – (6.3)%		(3,811,666)

NET ASSETS – 100.0%		$60,475,426
*	Interest rate shown reflects the yield to maturity at the time of purchase.

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)	To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(b)	Rate shown reflects the accrual rate as of February 28, 2023 on securities with variable or step rates.

(c)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

144	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

February 28, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$–	$9,652,956	$–	$9,652,956
U.S. Government Obligations	–	24,822,821	–	24,822,821
Corporate Bonds	–	25,677,892	–	25,677,892
Foreign Government Agencies	–	321,307	–	321,307
Foreign Government Obligations	–	283,150	–	283,150
Commercial Mortgage-Backed Securities	–	3,467,853	–	3,467,853
Asset-Backed Securities	–	61,113	–	61,113
Total Investments in Securities	$–	$64,287,092	$–	$64,287,092

See Notes to Financial Statements.

WisdomTree Trust	145

Schedule of Investments (unaudited)

WisdomTree Alternative Income Fund (HYIN)

February 28, 2023

Investments	Shares	Value

COMMON STOCKS – 71.4%

United States – 71.4%

Capital Markets – 24.1%

Ares Capital Corp.	16,762	$324,512

Blackstone Secured Lending Fund	13,454	348,459

FS KKR Capital Corp.(a)	17,521	345,339

Golub Capital BDC, Inc.(a)	23,545	331,749

Hercules Capital, Inc.(a)	23,111	363,998

Main Street Capital Corp.(a)	8,395	356,704

Owl Rock Capital Corp.(a)	25,935	355,309

Prospect Capital Corp.(a)	41,916	310,598

Total Capital Markets		2,736,668

Mortgage Real Estate Investment Trusts (REITs) – 47.3%

AGNC Investment Corp.	29,604	321,795

Angel Oak Mortgage, Inc.	64,533	485,288

Annaly Capital Management, Inc.	14,096	291,505

Apollo Commercial Real Estate Finance, Inc.	27,175	312,241

Arbor Realty Trust, Inc.(a)	22,423	338,139

Blackstone Mortgage Trust, Inc., Class A(a)	13,538	286,599

Chimera Investment Corp.	48,687	315,979

Claros Mortgage Trust, Inc.	19,220	267,927

Ellington Financial, Inc.	22,918	294,955

Ladder Capital Corp.	29,575	334,198

MFA Financial, Inc.	28,061	300,533

New York Mortgage Trust, Inc.	106,117	283,332

Ready Capital Corp.	25,135	283,020

Redwood Trust, Inc.(a)	43,677	332,382

Rithm Capital Corp.	34,962	318,154

Starwood Property Trust, Inc.	15,929	305,200

Two Harbors Investment Corp.	18,824	311,914

Total Mortgage Real Estate Investment Trusts (REITs)		5,383,161
TOTAL COMMON STOCKS (Cost: $8,915,992)		8,119,829

CLOSED-END MUTUAL FUNDS – 28.2%

United States – 28.2%

BlackRock Corporate High Yield Fund, Inc.	34,481	308,950

Blackstone Strategic Credit Fund	28,512	316,483

Eaton Vance Limited Duration Income Fund	31,231	318,244

Guggenheim Strategic Opportunities Fund	19,147	326,839

Invesco Senior Income Trust	81,452	321,735

Nuveen Credit Strategies Income Fund	60,274	321,260

Nuveen Floating Rate Income Fund	37,766	320,256

Oxford Lane Capital Corp.	60,395	340,024

PIMCO Corporate & Income Opportunity Fund	23,938	316,700
PIMCO Dynamic Income Fund	15,895	310,906
TOTAL CLOSED-END MUTUAL FUNDS (Cost: $3,546,410)		3,201,397

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 17.9%

United States – 17.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%(b)
(Cost: $2,035,829)	2,035,829	2,035,829

TOTAL INVESTMENTS IN SECURITIES – 117.5% (Cost: $14,498,231)		13,357,055

Other Assets less Liabilities – (17.5)%		(1,986,591)

NET ASSETS – 100.0%		$11,370,464
(a)

Security, or portion thereof, was on loan at February 28, 2023 (See Note 2). At February 28, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,492,383 and the total market value of the collateral held by the Fund was $2,576,864. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $541,035.

(b)	Rate shown represents annualized 7-day yield as of February 28, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$8,119,829	$—	$—	$8,119,829
Closed-End Mutual Funds	3,201,397	—	—	3,201,397
Investment of Cash Collateral for Securities Loaned	—	2,035,829	—	2,035,829
Total Investments in Securities	$11,321,226	$2,035,829	$—	$13,357,055

See Notes to Financial Statements.

146	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

February 28, 2023

Investments	Shares	Value

COMMON STOCKS – 89.9%

Argentina – 0.1%

Internet & Direct Marketing Retail – 0.1%

MercadoLibre, Inc.*	6	$7,320

Brazil – 0.0%

Banks – 0.0%

NU Holdings Ltd., Class A*	310	1,563

China – 0.2%

Hotels, Restaurants & Leisure – 0.1%

Yum China Holdings, Inc.	54	3,172

Semiconductors & Semiconductor Equipment – 0.1%

NXP Semiconductors NV	34	6,068
Total China		9,240

Ireland – 0.0%

Technology Hardware, Storage & Peripherals – 0.0%

Seagate Technology Holdings PLC	28	1,808

Israel – 0.0%

Software – 0.0%

Check Point Software Technologies Ltd.*	13	1,608

South Korea – 0.1%

Internet & Direct Marketing Retail – 0.1%

Coupang, Inc.*	153	2,373

United Kingdom – 0.5%

Chemicals – 0.5%

Linde PLC	74	25,779

United States – 89.0%

Aerospace & Defense – 1.6%

Boeing Co.*	88	17,736

General Dynamics Corp.	36	8,205

Howmet Aerospace, Inc.	54	2,278

L3Harris Technologies, Inc.	25	5,280

Lockheed Martin Corp.	35	16,599

Northrop Grumman Corp.	21	9,746

Raytheon Technologies Corp.	208	20,403

Textron, Inc.	26	1,886

TransDigm Group, Inc.	6	4,463

Total Aerospace & Defense		86,596

Air Freight & Logistics – 0.5%

C.H. Robinson Worldwide, Inc.	16	1,599

Expeditors International of Washington, Inc.	21	2,196

FedEx Corp.	34	6,910

United Parcel Service, Inc., Class B	104	18,979

Total Air Freight & Logistics		29,684

Airlines – 0.2%

Delta Air Lines, Inc.*	91	3,489

Southwest Airlines Co.	72	2,418

United Airlines Holdings, Inc.*	50	2,598

Total Airlines		8,505

Auto Components – 0.1%

Aptiv PLC*	41	4,767

Automobiles – 1.8%

Ford Motor Co.	580	7,001

General Motors Co.	210	8,135

Rivian Automotive, Inc., Class A*	57	1,100

Tesla, Inc.*	389	80,021

Total Automobiles		96,257

Banks – 3.5%

Bank of America Corp.	1,037	35,569

Citigroup, Inc.	300	15,207

Citizens Financial Group, Inc.	63	2,631

Fifth Third Bancorp	70	2,541

First Citizens BancShares, Inc., Class A	2	1,467

First Horizon Corp.	56	1,387

First Republic Bank	26	3,198

Huntington Bancshares, Inc.	140	2,145

JPMorgan Chase & Co.	434	62,214

KeyCorp	116	2,122

M&T Bank Corp.	23	3,572

PNC Financial Services Group, Inc.	60	9,475

Regions Financial Corp.	104	2,425

SVB Financial Group*	8	2,305

Truist Financial Corp.	186	8,733

U.S. Bancorp	194	9,260

Wells Fargo & Co.	564	26,378

Total Banks		190,629

Beverages – 1.6%

Brown-Forman Corp., Class B	45	2,919

Coca-Cola Co.	581	34,575

Constellation Brands, Inc., Class A	24	5,369

Keurig Dr. Pepper, Inc.	123	4,250

Monster Beverage Corp.*	56	5,699

PepsiCo, Inc.	199	34,532

Total Beverages		87,344

Biotechnology – 2.1%

AbbVie, Inc.	259	39,860

Alnylam Pharmaceuticals, Inc.*	11	2,106

Amgen, Inc.	75	17,375

Biogen, Inc.*	18	4,857

Biohaven Ltd.*	4	61

BioMarin Pharmaceutical, Inc.*	22	2,191

Gilead Sciences, Inc.	168	13,529

Horizon Therapeutics PLC*	31	3,394

Incyte Corp.*	30	2,309

Moderna, Inc.*	50	6,941

Regeneron Pharmaceuticals, Inc.*	12	9,125

Seagen, Inc.*	25	4,492

Vertex Pharmaceuticals, Inc.*	33	9,580

Total Biotechnology		115,820

Building Products – 0.4%

Carlisle Cos., Inc.	7	1,808

Carrier Global Corp.	95	4,278

Johnson Controls International PLC	96	6,021

See Notes to Financial Statements.

WisdomTree Trust	147

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

February 28, 2023

Investments	Shares	Value

Masco Corp.	31	$1,625

Trane Technologies PLC	30	5,549

Total Building Products		19,281

Capital Markets – 3.1%

Ameriprise Financial, Inc.	18	6,172

Bank of New York Mellon Corp.	111	5,648

BlackRock, Inc.	22	15,167

Blackstone, Inc.	102	9,261

Charles Schwab Corp.	224	17,454

CME Group, Inc.	47	8,712

Coinbase Global, Inc., Class A*	24	1,556

FactSet Research Systems, Inc.	5	2,073

Goldman Sachs Group, Inc.	52	18,286

Intercontinental Exchange, Inc.	81	8,246

KKR & Co., Inc.	89	5,015

LPL Financial Holdings, Inc.	11	2,745

Moody’s Corp.	25	7,254

Morgan Stanley	202	19,493

MSCI, Inc.	12	6,266

Nasdaq, Inc.	53	2,971

Northern Trust Corp.	29	2,763

Raymond James Financial, Inc.	26	2,820

S&P Global, Inc.	48	16,377

State Street Corp.	50	4,434

T. Rowe Price Group, Inc.	31	3,481

Total Capital Markets		166,194

Chemicals – 1.1%

Air Products and Chemicals, Inc.	31	8,865

Albemarle Corp.	17	4,323

CF Industries Holdings, Inc.	21	1,804

Corteva, Inc.	98	6,104

Dow, Inc.	100	5,720

DuPont de Nemours, Inc.	75	5,477

Ecolab, Inc.	37	5,897

FMC Corp.	17	2,196

International Flavors & Fragrances, Inc.	32	2,982

LyondellBasell Industries NV, Class A	32	3,072

Mosaic Co.	46	2,447

PPG Industries, Inc.	34	4,490

Sherwin-Williams Co.	36	7,969

Total Chemicals		61,346

Commercial Services & Supplies – 0.5%

Cintas Corp.	13	5,700

Copart, Inc.*	62	4,369

Republic Services, Inc.	29	3,739

Waste Connections, Inc.	37	4,955

Waste Management, Inc.	58	8,686

Total Commercial Services & Supplies		27,449

Communications Equipment – 0.7%

Arista Networks, Inc.*	37	5,132

Cisco Systems, Inc.	566	27,406

Motorola Solutions, Inc.	20	5,256

Total Communications Equipment		37,794

Construction & Engineering – 0.1%

Quanta Services, Inc.	20	3,228

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	8	2,879

Vulcan Materials Co.	18	3,256

Total Construction Materials		6,135

Consumer Finance – 0.5%

American Express Co.	89	15,485

Capital One Financial Corp.	53	5,781

Discover Financial Services	38	4,256

Synchrony Financial	59	2,107

Total Consumer Finance		27,629

Containers & Packaging – 0.2%

Amcor PLC	158	1,760

Avery Dennison Corp.	11	2,004

Ball Corp.	37	2,080

International Paper Co.	51	1,856

Packaging Corp. of America	13	1,777

Total Containers & Packaging		9,477

Distributors – 0.1%

Genuine Parts Co.	17	3,007

LKQ Corp.	40	2,292

Pool Corp.	5	1,784

Total Distributors		7,083

Diversified Financial Services – 1.5%

Apollo Global Management, Inc.	50	3,545

Berkshire Hathaway, Inc., Class B*	255	77,821

Total Diversified Financial Services		81,366

Diversified Telecommunication Services – 0.8%

AT&T, Inc.	1,024	19,364

Verizon Communications, Inc.	604	23,441

Total Diversified Telecommunication Services		42,805

Electric Utilities – 1.5%

Alliant Energy Corp.	29	1,487

American Electric Power Co., Inc.	75	6,598

Constellation Energy Corp.	37	2,771

Duke Energy Corp.	113	10,651

Edison International	53	3,509

Entergy Corp.	28	2,880

Evergy, Inc.	21	1,235

Eversource Energy	49	3,693

Exelon Corp.	137	5,533

FirstEnergy Corp.	71	2,807

NextEra Energy, Inc.	291	20,670

PG&E Corp.*	240	3,749

PPL Corp.	93	2,518

Southern Co.	144	9,081

Xcel Energy, Inc.	74	4,778

Total Electric Utilities		81,960

See Notes to Financial Statements.

148	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

February 28, 2023

Investments	Shares	Value

Electrical Equipment – 0.6%

AMETEK, Inc.	35	$4,954

Eaton Corp. PLC	59	10,321

Emerson Electric Co.	87	7,196

Generac Holdings, Inc.*	7	840

Hubbell, Inc.	7	1,761

Plug Power, Inc.*	61	907

Rockwell Automation, Inc.	18	5,309

Total Electrical Equipment		31,288

Electronic Equipment, Instruments & Components – 0.5%

Amphenol Corp., Class A	72	5,581

CDW Corp.	21	4,251

Corning, Inc.	111	3,769

Keysight Technologies, Inc.*	25	3,999

TE Connectivity Ltd.	41	5,220

Teledyne Technologies, Inc.*	5	2,150

Trimble, Inc.*	28	1,458

Zebra Technologies Corp., Class A*	8	2,402

Total Electronic Equipment, Instruments & Components		28,830

Energy Equipment & Services – 0.3%

Baker Hughes Co.	108	3,305

Halliburton Co.	114	4,130

Schlumberger Ltd.	203	10,802

Total Energy Equipment & Services		18,237

Entertainment – 1.3%

Activision Blizzard, Inc.	108	8,235

Electronic Arts, Inc.	36	3,994

Live Nation Entertainment, Inc.*	20	1,441

Netflix, Inc.*	65	20,938

ROBLOX Corp., Class A*	67	2,455

Take-Two Interactive Software, Inc.*	21	2,301

Walt Disney Co.*	269	26,795

Warner Bros Discovery, Inc.*	336	5,248

Total Entertainment		71,407

Equity Real Estate Investment Trusts (REITs) – 2.3%

Alexandria Real Estate Equities, Inc.	19	2,846

American Tower Corp.	69	13,663

AvalonBay Communities, Inc.	20	3,450

Boston Properties, Inc.	16	1,048

Camden Property Trust	12	1,377

Crown Castle, Inc.	59	7,714

Digital Realty Trust, Inc.	39	4,065

Equinix, Inc.	13	8,948

Equity LifeStyle Properties, Inc.	24	1,644

Equity Residential	45	2,813

Essex Property Trust, Inc.	9	2,053

Extra Space Storage, Inc.	17	2,799

Gaming and Leisure Properties, Inc.	26	1,401

Healthpeak Properties, Inc.	81	1,949

Host Hotels & Resorts, Inc.	98	1,646

Invitation Homes, Inc.	78	2,438

Iron Mountain, Inc.	35	1,846

Kimco Realty Corp.	74	1,525

Mid-America Apartment Communities, Inc.	15	2,402

Prologis, Inc.	127	15,672

Public Storage	21	6,278

Realty Income Corp.	85	5,436

SBA Communications Corp.	15	3,890

Simon Property Group, Inc.	46	5,616

Sun Communities, Inc.	17	2,433

UDR, Inc.	35	1,499

Ventas, Inc.	53	2,579

VICI Properties, Inc.	108	3,621

W.P. Carey, Inc.	30	2,435

Welltower, Inc.	61	4,521

Weyerhaeuser Co.	104	3,250

Total Equity Real Estate Investment Trusts (REITs)		122,857

Food & Staples Retailing – 1.4%

Costco Wholesale Corp.	65	31,472

Kroger Co.	81	3,494

Sysco Corp.	76	5,667

Walgreens Boots Alliance, Inc.	98	3,482

Walmart, Inc.	215	30,558

Total Food & Staples Retailing		74,673

Food Products – 0.9%

Archer-Daniels-Midland Co.	71	5,652

Bunge Ltd.	20	1,910

Conagra Brands, Inc.	66	2,403

Darling Ingredients, Inc.*	19	1,202

General Mills, Inc.	75	5,963

Hershey Co.	20	4,766

Hormel Foods Corp.	33	1,464

J.M. Smucker Co.	13	1,923

Kellogg Co.	34	2,242

Kraft Heinz Co.	113	4,400

McCormick & Co., Inc., Non-Voting Shares	26	1,932

Mondelez International, Inc., Class A	210	13,688

Tyson Foods, Inc., Class A	36	2,133

Total Food Products		49,678

Gas Utilities – 0.0%

Atmos Energy Corp.	18	2,031

Health Care Equipment & Supplies – 2.3%

Abbott Laboratories	260	26,447

Align Technology, Inc.*	10	3,095

Baxter International, Inc.	59	2,357

Becton Dickinson and Co.	39	9,147

Boston Scientific Corp.*	213	9,951

Cooper Cos., Inc.	6	1,962

Dexcom, Inc.*	54	5,995

Edwards Lifesciences Corp.*	84	6,757

Hologic, Inc.*	34	2,708

IDEXX Laboratories, Inc.*	12	5,679

Insulet Corp.*	7	1,935

Intuitive Surgical, Inc.*	49	11,240

See Notes to Financial Statements.

WisdomTree Trust	149

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

February 28, 2023

Investments	Shares	Value

Medtronic PLC	182	$15,070

ResMed, Inc.	20	4,260

STERIS PLC	13	2,444

Stryker Corp.	50	13,144

Zimmer Biomet Holdings, Inc.	30	3,716

Total Health Care Equipment & Supplies		125,907

Health Care Providers & Services – 2.7%

AmerisourceBergen Corp.	22	3,422

Cardinal Health, Inc.	33	2,498

Centene Corp.*	64	4,378

Cigna Group	41	11,976

CVS Health Corp.	187	15,622

Elevance Health, Inc.	35	16,439

HCA Healthcare, Inc.	31	7,547

Humana, Inc.	17	8,415

Laboratory Corp. of America Holdings	12	2,872

McKesson Corp.	21	7,346

Molina Healthcare, Inc.*	6	1,652

Quest Diagnostics, Inc.	13	1,799

UnitedHealth Group, Inc.	132	62,824

Total Health Care Providers & Services		146,790

Health Care Technology – 0.1%

Veeva Systems, Inc., Class A*	17	2,816

Hotels, Restaurants & Leisure – 1.9%

Airbnb, Inc., Class A*	58	7,150

Booking Holdings, Inc.*	6	15,144

Chipotle Mexican Grill, Inc.*	4	5,964

Darden Restaurants, Inc.	12	1,716

Domino’s Pizza, Inc.	5	1,470

Expedia Group, Inc.*	20	2,180

Hilton Worldwide Holdings, Inc.	40	5,781

Las Vegas Sands Corp.*	49	2,816

Marriott International, Inc., Class A	45	7,616

McDonald’s Corp.	110	29,030

Starbucks Corp.	171	17,457

Yum! Brands, Inc.	44	5,595

Total Hotels, Restaurants & Leisure		101,919

Household Durables – 0.3%

D.R. Horton, Inc.	38	3,514

Garmin Ltd.	24	2,355

Lennar Corp., Class A	34	3,289

NVR, Inc.*	1	5,174

Total Household Durables		14,332

Household Products – 1.3%

Church & Dwight Co., Inc.	31	2,597

Clorox Co.	18	2,798

Colgate-Palmolive Co.	129	9,456

Kimberly-Clark Corp.	49	6,127

Procter & Gamble Co.	355	48,834

Total Household Products		69,812

Independent Power & Renewable Electricity Producers – 0.0%

AES Corp.	84	2,073

Industrial Conglomerates – 0.7%

3M Co.	78	8,404

General Electric Co.	133	11,266

Honeywell International, Inc.	98	18,765

Total Industrial Conglomerates		38,435

Insurance – 2.0%

Aflac, Inc.	86	5,861

Allstate Corp.	37	4,765

American International Group, Inc.	113	6,905

Aon PLC, Class A	30	9,122

Arch Capital Group Ltd.*	44	3,080

Arthur J Gallagher & Co.	29	5,433

Brown & Brown, Inc.	34	1,906

Chubb Ltd.	59	12,450

Cincinnati Financial Corp.	21	2,535

Hartford Financial Services Group, Inc.	40	3,131

Markel Corp.*	2	2,660

Marsh & McLennan Cos., Inc.	71	11,512

MetLife, Inc.	98	7,030

Principal Financial Group, Inc.	30	2,687

Progressive Corp.	87	12,486

Prudential Financial, Inc.	48	4,800

Travelers Cos., Inc.	33	6,109

W.R. Berkley Corp.	31	2,052

Willis Towers Watson PLC	15	3,515

Total Insurance		108,039

Interactive Media & Services – 4.0%

Alphabet, Inc., Class A*	837	75,380

Alphabet, Inc., Class C*	840	75,852

Match Group, Inc.*	36	1,491

Meta Platforms, Inc., Class A*	334	58,430

Pinterest, Inc., Class A*	79	1,984

Snap, Inc., Class A*	145	1,472

ZoomInfo Technologies, Inc.*	41	991

Total Interactive Media & Services		215,600

Internet & Direct Marketing Retail – 2.5%

Amazon.com, Inc.*	1,343	126,551

DoorDash, Inc., Class A*	35	1,913

eBay, Inc.	85	3,902

Etsy, Inc.*	18	2,185

Total Internet & Direct Marketing Retail		134,551

IT Services – 4.3%

Accenture PLC, Class A	93	24,696

Akamai Technologies, Inc.*	20	1,452

Automatic Data Processing, Inc.	61	13,409

Block, Inc.*	77	5,908

Broadridge Financial Solutions, Inc.	22	3,097

Cloudflare, Inc., Class A*	30	1,800

Cognizant Technology Solutions Corp., Class A	76	4,760

EPAM Systems, Inc.*	7	2,154

See Notes to Financial Statements.

150	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

February 28, 2023

Investments	Shares	Value

Fidelity National Information Services, Inc.	81	$5,133

Fiserv, Inc.*	88	10,128

FleetCor Technologies, Inc.*	10	2,148

Gartner, Inc.*	11	3,606

Global Payments, Inc.	38	4,264

GoDaddy, Inc., Class A*	21	1,590

International Business Machines Corp.	126	16,292

Jack Henry & Associates, Inc.	8	1,314

MasterCard, Inc., Class A	126	44,767

MongoDB, Inc.*	8	1,676

Paychex, Inc.	40	4,416

PayPal Holdings, Inc.*	171	12,586

Snowflake, Inc., Class A*	46	7,101

SS&C Technologies Holdings, Inc.	29	1,702

Twilio, Inc., Class A*	25	1,680

VeriSign, Inc.*	14	2,756

Visa, Inc., Class A	241	53,005

Total IT Services		231,440

Life Sciences Tools & Services – 1.6%

Agilent Technologies, Inc.	40	5,679

Avantor, Inc.*	84	2,047

Bio-Techne Corp.	18	1,308

Danaher Corp.	102	25,248

Illumina, Inc.*	18	3,586

IQVIA Holdings, Inc.*	26	5,420

Mettler-Toledo International, Inc.*	3	4,301

PerkinElmer, Inc.	16	1,993

Thermo Fisher Scientific, Inc.	58	31,422

Waters Corp.*	8	2,487

West Pharmaceutical Services, Inc.	9	2,853

Total Life Sciences Tools & Services		86,344

Machinery – 1.6%

Caterpillar, Inc.	74	17,727

Cummins, Inc.	20	4,862

Deere & Co.	41	17,189

Dover Corp.	18	2,698

Fortive Corp.	45	3,000

IDEX Corp.	9	2,025

Illinois Tool Works, Inc.	40	9,326

Ingersoll Rand, Inc.	41	2,381

Nordson Corp.	7	1,538

Otis Worldwide Corp.	65	5,500

PACCAR, Inc.	65	4,693

Parker-Hannifin Corp.	19	6,685

Snap-on, Inc.	6	1,492

Stanley Black & Decker, Inc.	20	1,712

Westinghouse Air Brake Technologies Corp.	25	2,608

Xylem, Inc.	25	2,566

Total Machinery		86,002

Media – 0.7%

Charter Communications, Inc., Class A*	15	5,514

Comcast Corp., Class A	651	24,198

Omnicom Group, Inc.	29	2,626

Trade Desk, Inc., Class A*	56	3,134

Total Media		35,472

Metals & Mining – 0.4%

Freeport-McMoRan, Inc.	203	8,317

Newmont Corp.	108	4,710

Nucor Corp.	34	5,693

Steel Dynamics, Inc.	23	2,900

Total Metals & Mining		21,620

Multi-Utilities – 0.6%

Ameren Corp.	33	2,729

CenterPoint Energy, Inc.	75	2,087

CMS Energy Corp.	32	1,887

Consolidated Edison, Inc.	50	4,468

Dominion Energy, Inc.	118	6,563

DTE Energy Co.	23	2,523

Public Service Enterprise Group, Inc.	62	3,747

Sempra Energy	39	5,848

WEC Energy Group, Inc.	45	3,990

Total Multi-Utilities		33,842

Multiline Retail – 0.4%

Dollar General Corp.	28	6,056

Dollar Tree, Inc.*	32	4,649

Target Corp.	63	10,616

Total Multiline Retail		21,321

Oil, Gas & Consumable Fuels – 4.0%

APA Corp.	43	1,650

Cheniere Energy, Inc.	37	5,822

Chevron Corp.	266	42,765

ConocoPhillips	185	19,120

Coterra Energy, Inc.	87	2,172

Devon Energy Corp.	87	4,691

Diamondback Energy, Inc.	25	3,515

EOG Resources, Inc.	73	8,250

EQT Corp.	41	1,360

Exxon Mobil Corp.	620	68,144

Hess Corp.	35	4,715

Kinder Morgan, Inc.	314	5,357

Marathon Oil Corp.	86	2,163

Marathon Petroleum Corp.	71	8,776

Occidental Petroleum Corp.	111	6,500

ONEOK, Inc.	61	3,992

Phillips 66	71	7,282

Pioneer Natural Resources Co.	29	5,812

Targa Resources Corp.	31	2,297

Texas Pacific Land Corp.	1	1,780

Valero Energy Corp.	56	7,377

Williams Cos., Inc.	165	4,966

Total Oil, Gas & Consumable Fuels		218,506

Personal Products – 0.2%

Estee Lauder Cos., Inc., Class A	35	8,507

See Notes to Financial Statements.

WisdomTree Trust	151

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

February 28, 2023

Investments	Shares	Value

Pharmaceuticals – 3.7%

Bristol-Myers Squibb Co.	297	$20,481

Catalent, Inc.*	25	1,706

Eli Lilly & Co.	116	36,102

Johnson & Johnson	386	59,158

Merck & Co., Inc.	352	37,396

Pfizer, Inc.	779	31,604

Royalty Pharma PLC, Class A	31	1,111

Zoetis, Inc.	69	11,523

Total Pharmaceuticals		199,081

Professional Services – 0.3%

Booz Allen Hamilton Holding Corp.	15	1,421

CoStar Group, Inc.*	60	4,240

Equifax, Inc.	18	3,646

Jacobs Solutions, Inc.	15	1,792

Leidos Holdings, Inc.	17	1,650

Verisk Analytics, Inc.	22	3,764

Total Professional Services		16,513

Real Estate Management & Development – 0.1%

CBRE Group, Inc., Class A*	46	3,916

Road & Rail – 1.0%

CSX Corp.	315	9,604

JB Hunt Transport Services, Inc.	11	1,989

Norfolk Southern Corp.	36	8,094

Old Dominion Freight Line, Inc.	12	4,071

Uber Technologies, Inc.*	289	9,612

Union Pacific Corp.	93	19,277

Total Road & Rail		52,647

Semiconductors & Semiconductor Equipment – 5.0%

Advanced Micro Devices, Inc.*	236	18,545

Analog Devices, Inc.	75	13,760

Applied Materials, Inc.	123	14,287

Broadcom, Inc.	48	28,526

Enphase Energy, Inc.*	18	3,790

Entegris, Inc.	21	1,790

First Solar, Inc.*	14	2,368

Intel Corp.	554	13,811

KLA Corp.	19	7,208

Lam Research Corp.	19	9,234

Marvell Technology, Inc.	103	4,650

Microchip Technology, Inc.	76	6,158

Micron Technology, Inc.	155	8,962

Monolithic Power Systems, Inc.	6	2,906

NVIDIA Corp.	343	79,631

ON Semiconductor Corp.*	52	4,025

QUALCOMM, Inc.	166	20,506

Skyworks Solutions, Inc.	24	2,678

SolarEdge Technologies, Inc.*	8	2,543

Teradyne, Inc.	21	2,124

Texas Instruments, Inc.	127	21,774

Total Semiconductors & Semiconductor Equipment		269,276

Software – 8.3%

Adobe, Inc.*	68	22,029

ANSYS, Inc.*	12	3,643

Atlassian Corp. Ltd., Class A*	18	2,958

Autodesk, Inc.*	32	6,358

Bills Holdings, Inc.*	10	846

Cadence Design Systems, Inc.*	37	7,139

Crowdstrike Holdings, Inc., Class A*	29	3,500

Datadog, Inc., Class A*	35	2,678

DocuSign, Inc.*	30	1,841

Fortinet, Inc.*	86	5,112

Gen Digital, Inc.	89	1,736

HubSpot, Inc.*	6	2,321

Intuit, Inc.	39	15,880

Microsoft Corp.	1,094	272,866

Oracle Corp.	231	20,189

Palantir Technologies, Inc., Class A*	275	2,156

Palo Alto Networks, Inc.*	44	8,288

Paycom Software, Inc.*	8	2,312

PTC, Inc.*	15	1,880

Roper Technologies, Inc.	14	6,023

Salesforce, Inc.*	147	24,051

ServiceNow, Inc.*	28	12,101

Splunk, Inc.*	21	2,153

Synopsys, Inc.*	20	7,275

Tyler Technologies, Inc.*	5	1,606

VMware, Inc., Class A*	32	3,524

Workday, Inc., Class A*	30	5,564

Zoom Video Communications, Inc., Class A*	34	2,536

Zscaler, Inc.*	14	1,836

Total Software		450,401

Specialty Retail – 1.9%

AutoZone, Inc.*	2	4,973

Best Buy Co., Inc.	26	2,161

CarMax, Inc.*	19	1,312

Home Depot, Inc.	152	45,074

Lowe’s Cos., Inc.	92	18,929

O’Reilly Automotive, Inc.*	9	7,471

Ross Stores, Inc.	43	4,753

TJX Cos., Inc.	169	12,945

Tractor Supply Co.	15	3,499

Ulta Beauty, Inc.*	7	3,632

Total Specialty Retail		104,749

Technology Hardware, Storage & Peripherals – 6.2%

Apple, Inc.	2,214	326,366

Hewlett Packard Enterprise Co.	158	2,466

HP, Inc.	114	3,365

NetApp, Inc.	22	1,420

Total Technology Hardware, Storage & Peripherals		333,617

See Notes to Financial Statements.

152	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

February 28, 2023

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – 0.5%

Lululemon Athletica, Inc.*	14	$4,329

NIKE, Inc., Class B	188	22,332

Total Textiles, Apparel & Luxury Goods		26,661

Tobacco – 0.6%

Altria Group, Inc.	245	11,376

Philip Morris International, Inc.	204	19,849

Total Tobacco		31,225

Trading Companies & Distributors – 0.2%

Fastenal Co.	81	4,177

United Rentals, Inc.	10	4,685

W.W. Grainger, Inc.	7	4,679

Total Trading Companies & Distributors		13,541

Water Utilities – 0.1%

American Water Works Co., Inc.	26	3,650

Wireless Telecommunication Services – 0.2%

T-Mobile US, Inc.*	96	13,649
Total United States		4,812,604

TOTAL INVESTMENTS IN SECURITIES – 89.9% (Cost: $4,948,440)		4,862,295

Other Assets less Liabilities – 10.1%		546,227

NET ASSETS – 100.0%		$5,408,522
*	Non-income producing security.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
Gold 100 Ounce	27	4/26/23	$4,959,090	$(273,575)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$4,862,295	$—	$—	$4,862,295
Total Investments in Securities	$4,862,295	$—	$—	$4,862,295
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(273,575)	$—	$—	$(273,575)
Total – Net	$4,588,720	$—	$—	$4,588,720
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	153

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

February 28, 2023

Investments	Shares	Value

COMMON STOCKS – 89.8%

Australia – 14.2%

De Grey Mining Ltd.*	32,655	$30,719

Evolution Mining Ltd.(a)	54,189	99,395

Gold Road Resources Ltd.	25,617	25,394

Newcrest Mining Ltd.	12,992	197,477

Northern Star Resources Ltd.	34,725	242,832

OceanaGold Corp.*	19,078	38,956

Perseus Mining Ltd.	37,085	49,141

Ramelius Resources Ltd.	24,690	14,902

Regis Resources Ltd.	23,016	27,006

Silver Lake Resources Ltd.*	25,917	17,565

St. Barbara Ltd.*(a)	22,222	8,167

West African Resources Ltd.*	26,011	16,225

Westgold Resources Ltd.*	13,052	8,362

Total Australia		776,141

Brazil – 4.0%

Wheaton Precious Metals Corp.	5,288	220,245

Canada – 40.9%

Agnico Eagle Mines Ltd.	6,022	277,193

Alamos Gold, Inc., Class A	11,351	115,553

B2Gold Corp.	31,024	105,171

Barrick Gold Corp.	31,487	507,571

Centerra Gold, Inc.	6,198	39,243

Dundee Precious Metals, Inc.	5,700	36,676

Equinox Gold Corp.*	8,172	29,746

Franco-Nevada Corp.	3,188	407,840

GoGold Resources, Inc.*	8,748	13,494

IAMGOLD Corp.*	14,057	31,909

K92 Mining, Inc.*	6,628	36,220

Kinross Gold Corp.	36,849	134,867

Lundin Gold, Inc.	2,323	24,058

New Gold, Inc.*	20,234	18,508

Osisko Gold Royalties Ltd.	4,509	59,113

Pan American Silver Corp.(a)	6,228	92,548

Sandstorm Gold Ltd.	5,564	27,375

SSR Mining, Inc.	6,198	84,603

Torex Gold Resources, Inc.*	2,531	31,232

Wesdome Gold Mines Ltd.*	4,048	19,356

Yamana Gold, Inc.	28,054	143,075

Total Canada		2,235,351

China – 2.6%

Shandong Gold Mining Co. Ltd., Class A	8,100	22,115

Zhaojin Mining Industry Co. Ltd., Class H*	39,000	40,891

Zijin Mining Group Co. Ltd., Class A	48,100	78,948

Total China		141,954

Peru – 1.0%

Cia de Minas Buenaventura SAA, ADR	6,950	52,681

Russia – 0.3%

Petropavlovsk PLC*†	40,769	0

Polymetal International PLC*	4,821	14,241

Total Russia		14,241

South Africa – 7.9%

AngloGold Ashanti Ltd., ADR	12,208	203,385

Gold Fields Ltd., ADR	19,664	178,746

Harmony Gold Mining Co. Ltd., ADR(a)	15,820	48,884

Total South Africa		431,015

Turkey – 0.9%

Eldorado Gold Corp.*	5,376	50,104

United Kingdom – 3.8%

Centamin PLC	33,277	41,113

Endeavour Mining PLC	5,365	111,914

Fresnillo PLC	5,616	51,904

Total United Kingdom		204,931

United States – 14.2%

Argonaut Gold, Inc.*	8,947	3,056

Coeur Mining, Inc.*	7,779	24,270

Newmont Corp.	12,959	565,142
Royal Gold, Inc.	1,553	184,481

Total United States		776,949
TOTAL COMMON STOCKS (Cost: $6,415,196)		4,903,612

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.4%

United States – 4.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%(b)
(Cost: $242,114)	242,114	242,114

TOTAL INVESTMENTS IN SECURITIES – 94.2% (Cost: $6,657,310)		5,145,726

Other Assets less Liabilities – 5.8%		314,926

NET ASSETS – 100.0%		$5,460,652
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at February 28, 2023 (See Note 2). At February 28, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $230,906 and the total market value of the collateral held by the Fund was $242,114.

(b)	Rate shown represents annualized 7-day yield as of February 28, 2023.

See Notes to Financial Statements.

154	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated)

February 28, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
Gold 100 Ounce	27	4/26/23	$4,959,090	$(310,125)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$14,241	$—	$0	*	$14,241
Other	4,889,371	—	—		4,889,371
Investment of Cash Collateral for Securities Loaned	—	242,114	—		242,114
Total Investments in Securities	$4,903,612	$242,114	$0		$5,145,726
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(310,125)	$—	$—		$(310,125)
Total – Net	$4,593,487	$242,114	$0		$4,835,601
*

Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	155

Schedule of Investments (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

February 28, 2023

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 80.4%

U.S. Treasury Bills – 80.4%
4.39%, 3/16/23*(a)	$19,306,000	$19,269,943
4.63%, 5/18/23*	135,000,000	133,637,680
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $152,964,553)		152,907,623
Investments	Shares	Value

EXCHANGE-TRADED FUND – 4.6%

United States – 4.6%

WisdomTree Floating Rate Treasury Fund(b)
(Cost: $8,797,379)	175,148	8,808,193

TOTAL INVESTMENTS IN SECURITIES – 85.0% (Cost: $161,761,932)		161,715,816

Other Assets less Liabilities – 15.0%		28,478,648

NET ASSETS – 100.0%		$190,194,464
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $19,269,943 as of February 28, 2023.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2023 were as follows:

Affiliate	Value at 8/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2023	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$13,018,670	$—	$4,217,958	$(1,567)	$9,048	$8,808,193	$188,258	$450

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	23	12/18/23	$(1,416,789)	$77,312
Copper	70	9/18/23	(15,680,000)	(200,750)
Copper	5	12/18/23	(1,118,750)	31,156
Nickel	52	4/17/23	(7,706,088)	782,286
Zinc	7	12/18/23	(519,006)	57,850
			$(26,440,633)	$747,854

Long Exposure
Aluminum	194	12/18/23	$11,950,303	$(434,028)
Bitcoin	34	3/31/23	3,979,700	(286,038)
Brent Crude	232	11/30/23	18,441,680	311,710
Cattle Feeder	9	5/25/23	898,313	21,750
Cocoa	104	9/14/23	2,889,120	165,840
Coffee “C”	63	9/19/23	4,318,650	152,663
Copper	70	9/18/23	15,680,000	907,625
Copper	72	12/18/23	16,110,000	123,333
Corn	428	12/14/23	12,192,650	(1,491,800)
Cotton No. 2	41	12/6/23	1,718,515	(43,080)
Gasoline RBOB	68	11/30/23	6,359,170	488,855
Gold 100 Ounce	92	8/29/23	17,216,880	(530,030)
HRW Wheat	74	7/14/23	2,984,050	(466,250)
Lean Hogs	89	4/17/23	3,032,230	(190,080)
Live Cattle	63	6/30/23	4,066,020	167,800
Low Sulphur Gasoil	100	12/12/23	7,660,000	(698,000)
Natural Gas	192	3/26/24	6,401,280	(558,440)
Nickel	52	4/17/23	7,706,088	(881,064)
Nickel	48	7/17/23	7,183,296	(718,272)
NY Harbor ULSD	67	5/31/23	7,633,256	(983,401)

See Notes to Financial Statements.

156	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

February 28, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Platinum	61	4/26/23	$2,914,275	$(181,410)
Silver	79	5/26/23	8,323,045	(103,955)
Soybeans	144	11/14/23	9,700,200	(81,050)
Sugar No. 11	207	4/28/23	4,653,029	278,454
Wheat	209	7/14/23	7,458,687	(1,124,688)
WTI Crude Oil	242	2/20/24	17,719,240	(135,670)
Zinc	96	12/18/23	7,117,800	(478,194)
			$216,307,477	$(6,767,420)
Total – Net			$189,866,844	$(6,019,566)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$152,907,623	$—	$152,907,623
Exchange-Traded Fund	8,808,193	—	—	8,808,193
Total Investments in Securities	$8,808,193	$152,907,623	$—	$161,715,816
Financial Derivative Instruments
Futures Contracts[1]	$3,566,634	$—	$—	$3,566,634
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(9,586,200)	$—	$—	$(9,586,200)
Total – Net	$2,788,627	$152,907,623	$—	$155,696,250
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	157

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

February 28, 2023

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 90.8%

U.S. Treasury Bills – 90.8%
4.41%, 3/16/23*(a)	$13,320,000	$13,295,122
4.63%, 5/18/23*	105,500,000	104,435,373
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $117,774,383)		117,730,495

EXCHANGE-TRADED FUND – 4.4%

United States – 4.4%

WisdomTree Floating Rate Treasury Fund(b)
(Cost: $5,717,941)	114,030	5,734,569

TOTAL INVESTMENTS IN SECURITIES – 95.2% (Cost: $123,492,324)		123,465,064

Other Assets less Liabilities – 4.8%		6,283,957

NET ASSETS – 100.0%		$129,749,021
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $13,295,122 as of February 28, 2023.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2023 were as follows:

Affiliate	Value at 8/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2023	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$6,059,547	$—	$329,500	$91	$4,431	$5,734,569	$112,852	$293

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	37	6/21/23	$(4,131,281)	$122,617
Aluminum	2	4/17/23	(117,681)	1,439
Cattle Feeder	30	3/30/23	(2,847,000)	(55,437)
Copper	1	4/17/23	(224,000)	1,425
HRW Wheat	65	5/12/23	(2,641,438)	172,325
Lead	3	4/17/23	(157,575)	(5,812)
Lean Hogs	83	4/17/23	(2,827,810)	42,480
Natural Gas	110	3/29/23	(3,021,700)	(292,970)
Nickel	1	4/17/23	(148,194)	10,296
Tin	1	4/17/23	(124,440)	10,385
U.S. Treasury Long Bond	32	6/21/23	(4,007,000)	203,375
Wheat	73	5/12/23	(2,575,075)	226,700
Zinc	2	4/17/23	(150,388)	(50)
			$(22,973,582)	$436,773

Long Exposure
Aluminum	46	4/17/23	$2,706,675	$(234,088)
Bitcoin	32	3/31/23	3,745,600	(269,212)
Brazilian Real Currency	132	3/31/23	2,509,320	(35,560)
Copper	13	4/17/23	2,912,000	(4,956)
E-Mini Russell 2000 Index	104	3/17/23	9,875,320	(29,400)
Euro Stoxx 50 Index	226	3/17/23	10,178,917 ^	659,483
Gasoline RBOB	26	3/31/23	2,885,064	142,069
Indian Rupee/U.S. Dollar	108	3/28/23	2,611,872	(18,570)
Korean Won Currency	26	3/13/23	2,460,250	(117,000)
Lead	56	4/17/23	2,941,400	4,931
Live Cattle	44	4/28/23	2,912,360	69,700
Low Sulphur Gasoil	34	4/12/23	2,805,000	81,600

See Notes to Financial Statements.

158	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

February 28, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value		Unrealized Appreciation/ (Depreciation)
Mexican Peso Currency	100	3/13/23	$2,723,000		$228,685
Nickel	17	4/17/23	2,519,298		(395,658)
Nikkei 225 Index	50	6/8/23	9,987,887	^	(12,260)
NY Harbor ULSD	24	3/31/23	2,828,045		82,051
S&P 500 E-Mini Index	50	3/17/23	9,938,750		(361,568)
S&P/TSX 60 Index	56	3/16/23	10,008,388	^	(134,783)
Silver	24	5/26/23	2,528,520		(184,405)
South African Rand Currency	90	3/13/23	2,448,000		(107,038)
Sugar No. 11	125	4/28/23	2,809,800		11,917
Tin	20	4/17/23	2,488,800		(351,200)
Zinc	35	4/17/23	2,631,781		(207,813)
			$99,456,047		$(1,183,075)
Total – Net			$76,482,465		$(746,302)
^	Notional value has been converted to U.S. dollars using the relevant foreign exchange rate as of February 28, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$117,730,495	$—	$117,730,495
Exchange-Traded Fund	5,734,569	—	—	5,734,569
Total Investments in Securities	$5,734,569	$117,730,495	$—	$123,465,064
Financial Derivative Instruments
Futures Contracts[1]	$2,071,478	$—	$—	$2,071,478
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(2,817,780)	$—	$—	$(2,817,780)
Total – Net	$4,988,267	$117,730,495	$—	$122,718,762
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	159

Schedule of Investments (unaudited)

WisdomTree PutWrite Strategy Fund (PUTW)

February 28, 2023

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 95.8%

U.S. Treasury Bills – 95.8%
4.76%, 5/18/23*	$52,760,000	$52,227,586
4.92%, 8/10/23*	36,000,000	35,221,792
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $87,462,172)		87,449,378

EXCHANGE-TRADED FUND – 4.4%

United States – 4.4%

WisdomTree Floating Rate Treasury Fund(a)
(Cost: $4,009,824)	79,965	$4,021,440

TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $91,471,996)		91,470,818

Other Assets less Liabilities – (0.2)%		(148,757)

NET ASSETS – 100.0%		$91,322,061
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended February 28, 2023 were as follows:

Affiliate	Value at 8/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 2/28/2023	Dividend Income	Capital Gain Distributions
WisdomTree Floating Rate Treasury Fund	$4,652,949	$524,394	$1,159,491	$(707)	$4,295	$4,021,440	$84,752	$206

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Description	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Value
SPDR S&P 500 ETF Trust	(1,160)	$(47,328,000)	$408	3/17/2023	$(1,099,680)	$(532,440)	$(1,632,120)
SPDR S&P 500 ETF Trust	(1,176)	(47,157,600)	401	4/6/2023	(1,434,802)	80,050	(1,354,752)
					$(2,534,482)	$(452,390)	$(2,986,872)
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$87,449,378	$—	$87,449,378
Exchange-Traded Fund	4,021,440	—	—	4,021,440
Total Investments in Securities	$4,021,440	$87,449,378	$—	$91,470,818
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(2,986,872)	$—	$(2,986,872)
Total – Net	$4,021,440	$84,462,506	$—	$88,483,946
[1]	Amount shown represents the market value of the financial instrument.

See Notes to Financial Statements.

160	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Target Range Fund (GTR)

February 28, 2023

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 74.2%

U.S. Treasury Bill – 74.2%
4.62%, 5/18/23*
(Cost: $44,168,599)	$44,600,000	$44,149,930

PURCHASED OPTIONS (EXCHANGE-TRADED) – 18.5%

Call Options	Number of Contracts	Notional Amount(a)	Strike Price	Expiration Date	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Value
iShares MSCI EAFE ETF	1,699	$10,363,900	$61	1/19/24	$2,251,324	$(293,226)	1,958,098
iShares MSCI Emerging Markets ETF	1,464	5,124,000	35	1/19/24	1,207,237	(369,097)	838,140
iShares Russell 2000 ETF	643	10,288,000	160	1/19/24	2,362,414	107,349	2,469,763
SPDR S&P 500 ETF Trust	757	25,738,000	340	1/19/24	5,778,921	(17,773)	5,761,148
TOTAL PURCHASED OPTIONS (EXCHANGE-TRADED) (Cost: $11,599,896)							11,027,149

TOTAL INVESTMENTS IN SECURITIES – 92.7% (Cost: $55,768,495)							55,177,079

Other Assets less Liabilities – 7.3%							4,321,389

NET ASSETS – 100.0%							$59,498,468
*	Interest rate shown reflects the yield to maturity at the time of purchase.

(a)	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Call Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation	Value
iShares MSCI EAFE ETF	(1,699)	$(13,931,800)	$82	1/19/2024	$(246,045)	$118,620	$(127,425)
iShares MSCI Emerging Markets ETF	(1,464)	(7,027,200)	48	1/19/2024	(147,881)	103,961	(43,920)
iShares Russell 2000 ETF	(643)	(13,824,500)	215	1/19/2024	(409,635)	1,651	(407,984)
SPDR S&P 500 ETF Trust	(757)	(34,822,000)	460	1/19/2024	(623,891)	132,598	(491,293)
					$(1,427,452)	$356,830	$(1,070,622)
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$44,149,930	$—	$44,149,930
Purchased Options	—	11,027,149	—	11,027,149
Total Investments in Securities	$—	$55,177,079	$—	$55,177,079
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(1,070,622)	$—	$(1,070,622)
Total – Net	$—	$54,106,457	$—	$54,106,457
[1]	Amount shown represents the market value of the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	161

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

February 28, 2023

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund
ASSETS:

Investments, at cost	$281,113,828	$16,637,168	$5,406,064	$47,050,084	$104,842,238

Investment in affiliates, at cost (Note 3)	12,892,368	1,119,572	341,394	—	—

Repurchase agreements, at cost	—	7,340,000	2,720,000	—	6,660,000

Foreign currency, at cost	—	105	—	—	1,320,843

Foreign currency (restricted), at cost (Note 2)	—	—	—	—	276,462
Investments in securities, at value[1,2] (Note 2)	281,047,479	16,634,879	5,405,324	42,449,984	87,327,150

Investment in affiliates, at value (Note 3)	12,899,385	1,121,467	341,972	—	—

Repurchase agreements, at value (Note 2)	—	7,340,000	2,720,000	—	6,660,000

Cash	1,443,770	93,685	292,450	2,274,973	234,647

Deposits at broker for futures contracts	—	—	—	112,238	—

Foreign currency, at value	—	102	—	—	1,495,718

Foreign currency (restricted), at value (Note 2)	—	—	—	—	0	^

Unrealized appreciation on foreign currency contracts	9,403,836	181,684	30,634	—	18,471

Receivables:

Investment securities sold	—	—	—	594,285	—

Capital shares sold	28,361	—	—	—	—

Dividends	—	—	—	—	522

Securities lending income	—	—	—	693	79

Interest	—	2,817	344	533,944	1,589,890

Foreign tax reclaims	—	—	—	—	142,588
Total Assets	304,822,831	25,374,634	8,790,724	45,966,117	97,469,065
LIABILITIES:

Foreign currency due to custodian, at value	—	—	—	592	—

Unrealized depreciation on foreign currency contracts	1,429,528	304,253	274,586	—	48,046

Payables:

Cash collateral received for securities loaned (Note 2)	—	—	—	1,951,805	3,798,540

Investment securities purchased	—	—	—	625,000	—

Cash collateral received for foreign currency contracts	530,000	20,000	—	—	—

Advisory fees (Note 3)	114,826	8,651	3,593	20,257	39,758

Service fees (Note 2)	1,024	86	29	149	318

Net variation margin on futures contracts	—	—	—	5,508	—

Foreign capital gains tax	—	—	—	—	30,476
Total Liabilities	2,075,378	332,990	278,208	2,603,311	3,917,138
NET ASSETS	$302,747,453	$25,041,644	$8,512,516	$43,362,806	$93,551,927
NET ASSETS:

Paid-in capital	$324,632,783	$26,694,353	$56,824,677	$62,022,617	$143,206,392

Total distributable earnings (loss)	(21,885,330)	(1,652,709)	(48,312,161)	(18,659,811)	(49,654,465)
NET ASSETS	$302,747,453	$25,041,644	$8,512,516	$43,362,806	$93,551,927
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	11,450,000	1,000,000	500,000	700,000	3,600,000
Net asset value per share	$26.44	$25.04	$17.03	$61.95	$25.99
[1] Includes market value of securities out on loan of:	—	—	—	$2,527,792	$3,655,566

[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

^   Foreign currency (restricted), at value, has been fair valued using significant unobservable inputs by a valuation committee of WisdomTree Asset Management, Inc.

See Notes to Financial Statements.

162	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

February 28, 2023

	WisdomTree Floating Rate Treasury Fund	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Mortgage Plus Bond Fund	WisdomTree Voya Yield Enhanced USD Universal Bond Fund
ASSETS:

Investments, at cost	$13,767,230,701	$213,461,385	$256,052,322	$23,826,382	$1,091,758,723

Repurchase agreements, at cost	—	—	2,950,000	—	—

Foreign currency, at cost	—	—	74	—	—
Investments in securities, at value[1,2] (Note 2)	13,771,480,665	194,686,165	237,456,179	21,286,569	1,066,032,677

Repurchase agreements, at value (Note 2)	—	—	2,950,000	—	—

Cash	554,689	3,906,850	622,572	763,842	4,333,943

Deposits at broker for futures contracts	—	1,625,951	5,943,559	65,013	1,037,163

Foreign currency, at value	—	—	79	—	—

Receivables:

Investment securities sold	1,083,705,005	—	3,825,933	—	—

Due from broker for securities sold short (Note 2)	—	—	662,530	—	—

Capital shares sold	58,905,969	—	10,212	—	3,881,622

Securities lending income	187	16,151	429	—	—

Interest	53,724,058	2,750,688	1,371,976	146,076	7,251,473

Foreign tax reclaims	—	—	506	—	8,146

Net variation margin on futures contracts	—	351,072	—	—	—
Total Assets	14,968,370,573	203,336,877	252,843,975	22,261,500	1,082,545,024
LIABILITIES:

Securities sold short, at value[3]	—	—	644,268	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	—	24,646,150	1,366,795	—	—

Investment securities purchased	1,142,430,835	—	13,738,355	542,830	3,018,415

Advisory fees (Note 3)	1,552,756	59,918	45,044	7,594	96,889

Service fees (Note 2)	45,548	613	862	74	2,842

Net variation margin on futures contracts	—	—	32,688	1,539	26,437

Interest on securities sold short	—	—	779	—	—
Total Liabilities	1,144,029,139	24,706,681	15,828,791	552,037	3,144,583
NET ASSETS	$13,824,341,434	$178,630,196	$237,015,184	$21,709,463	$1,079,400,441
NET ASSETS:

Paid-in capital	$13,829,315,357	$214,560,940	$264,710,218	$27,190,849	$1,111,193,803

Total distributable earnings (loss)	(4,973,923)	(35,930,744)	(27,695,034)	(5,481,386)	(31,793,362)
NET ASSETS	$13,824,341,434	$178,630,196	$237,015,184	$21,709,463	$1,079,400,441
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	274,977,500	8,500,000	5,400,000	500,000	22,240,000
Net asset value per share	$50.27	$21.02	$43.89	$43.42	$48.53
[1] Includes market value of securities out on loan of:	—	$24,507,237	$1,988,071	—	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Securities sold short, proceeds:	—	—	$661,751	—	—

See Notes to Financial Statements.

WisdomTree Trust	163

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

February 28, 2023

	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Alternative Income Fund	WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
ASSETS:

Investments, at cost	$971,721,804	$68,470,763	$14,498,231	$4,948,440	$6,657,310

Repurchase agreements, at cost	12,600,000	—	—	—	—

Foreign currency, at cost	148	—	—	—	645
Investments in securities, at value[1,2] (Note 2)	870,125,665	64,287,092	13,357,055	4,862,295	5,145,726

Repurchase agreements, at value (Note 2)	12,600,000	—	—	—	—

Cash	3,248,028	89,080	31,540	286,476	232,013

Deposits at broker for futures contracts	—	—	—	220,984	281,986

Foreign currency, at value	160	—	—	—	233

Receivables:

Investment securities sold	24,658,861	998,611	—	—	—

Due from broker for securities sold short (Note 2)	8,101,800	—	—	—	—

Capital shares sold	1,272	—	—	—	—

Dividends	—	—	20,071	7,730	12,505

Securities lending income	901	—	1,715	—	23

Interest	6,550,947	319,235	—	—	—

Foreign tax reclaims	—	—	—	—	476

Net variation margin on futures contracts	—	—	—	31,860	31,860
Total Assets	925,287,634	65,694,018	13,410,381	5,409,345	5,704,822
LIABILITIES:

Foreign currency due to custodian, at value	—	16	—	—	—

Securities sold short, at value[3]	7,909,278	—	—	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	3,610,920	—	2,035,829	—	242,114

Investment securities purchased	49,131,588	5,212,760	—	—	—

Advisory fees (Note 3)	80,429	5,610	4,052	805	2,036

Service fees (Note 2)	2,949	206	36	18	20

Interest on securities sold short	9,885	—	—	—	—
Total Liabilities	60,745,049	5,218,592	2,039,917	823	244,170
NET ASSETS	$864,542,585	$60,475,426	$11,370,464	$5,408,522	$5,460,652
NET ASSETS:

Paid-in capital	$1,044,598,245	$70,205,558	$13,730,578	$5,485,348	$7,313,913

Total distributable earnings (loss)	(180,055,660)	(9,730,132)	(2,360,114)	(76,826)	(1,853,261)
NET ASSETS	$864,542,585	$60,475,426	$11,370,464	$5,408,522	$5,460,652
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	20,200,000	1,300,000	600,000	250,000	250,000
Net asset value per share	$42.80	$46.52	$18.95	$21.63	$21.84
[1] Includes market value of securities out on loan of:	$4,886,984	—	$2,492,383	—	$230,906
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Securities sold short, proceeds:	$8,091,914	—	—	—	—

See Notes to Financial Statements.

164	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

February 28, 2023

	WisdomTree Enhanced Commodity Strategy Fund (consolidated)	WisdomTree Managed Futures Strategy Fund (consolidated)	WisdomTree PutWrite Strategy Fund	WisdomTree Target Range Fund
ASSETS:

Investments, at cost	$152,964,553	$117,774,383	$87,462,172	$55,768,495

Investment in affiliates, at cost (Note 3)	8,797,379	5,717,941	4,009,824	—
Investments in securities, at value	152,907,623	117,730,495	87,449,378	55,177,079

Investment in affiliates, at value (Note 3)	8,808,193	5,734,569	4,021,440	—

Cash	28,678,033	7,482,194	2,871,292	1,689,554

Foreign currency, at value	—	9,527	—	—

Cash collateral segregated for written options	—	—	—	3,731,095

Receivables:

Capital shares sold	1,139	216	—	3,131

Dividends	890	—	—	—

Net variation margin on futures contracts	717,361	—	—	—
Total Assets	191,113,239	130,957,001	94,342,110	60,600,859
LIABILITIES:

Written options, at value[1]	—	—	2,986,872	1,070,622

Payables:

Due to broker	838,433	1,113,468	—	—

Advisory fees (Note 3)	79,692	65,739	32,843	31,571

Service fees (Note 2)	650	449	334	198

Net variation margin on futures contracts	—	28,324	—	—
Total Liabilities	918,775	1,207,980	3,020,049	1,102,391
NET ASSETS	$190,194,464	$129,749,021	$91,322,061	$59,498,468
NET ASSETS:

Paid-in capital	$297,104,656	$185,084,901	$110,898,636	$65,985,600

Total distributable earnings (loss)	(106,910,192)	(55,335,880)	(19,576,575)	(6,487,132)
NET ASSETS	$190,194,464	$129,749,021	$91,322,061	$59,498,468
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	10,750,000	4,000,000	3,000,000	2,800,000
Net asset value per share	$17.69	$32.44	$30.44	$21.25
[1] Premiums received on written options:	—	—	$2,534,482	$1,427,452

See Notes to Financial Statements.

WisdomTree Trust	165

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended February 28, 2023

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund
INVESTMENT INCOME:

Dividends from affiliates (Note 3)	$309,160	$21,743	$6,630	$—	$—

Interest	6,158,355	432,088	136,172	1,157,083	3,146,552

Securities lending income, net (Note 2)	—	—	—	3,506	1,789

Less: Foreign withholding taxes on interest	—	—	—	—	(65,974)
Total investment income	6,467,515	453,831	142,802	1,160,589	3,082,367
EXPENSES:

Advisory fees (Note 3)	942,535	59,631	22,690	142,560	247,618

Service fees (Note 2)	8,294	583	182	1,045	1,981
Total expenses	950,829	60,214	22,872	143,605	249,599
Expense waivers (Note 3)	(12,226)	(835)	(255)	—	—
Net expenses	938,603	59,379	22,617	143,605	249,599
Net investment income	5,528,912	394,452	120,185	1,016,984	2,832,768
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(122,231)	(3,248)	(842)	(2,805,638)	(2,734,668)

Investment transactions in affiliates (Note 3)	(4,943)	—	—	—	—

In-kind redemptions	—	—	—	(615,958)	(92,452)

Capital gain distributions from affiliates (Note 3)	909	57	17	—	—

Futures contracts	—	—	—	114,864	—

Foreign currency contracts	(12,311,473)	(673,965)	572,566	—	(224,803)

Foreign currency related transactions	69	—	—	(7)	(46,371)
Net realized gain (loss)	(12,437,669)	(677,156)	571,741	(3,306,739)	(3,098,294)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[1]	161,592	11,879	1,033	3,346,716	3,675,858

Investment transactions in affiliates (Note 3)	19,143	892	272	—	—

Futures contracts	—	—	—	(26,746)	—

Foreign currency contracts	389,101	452,868	(348,321)	—	35,429

Translation of assets and liabilities denominated in foreign currencies	(60)	(1)	—	(31)	(149,262)
Net increase (decrease) in unrealized appreciation/depreciation	569,776	465,638	(347,016)	3,319,939	3,562,025
Net realized and unrealized gain (loss) on investments	(11,867,893)	(211,518)	224,725	13,200	463,731
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,338,981)	$182,934	$344,910	$1,030,184	$3,296,499
[1] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	—	—	—	$7,172

See Notes to Financial Statements.

166	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months or Period Ended February 28, 2023

	WisdomTree Floating Rate Treasury Fund	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Mortgage Plus Bond Fund	WisdomTree Voya Yield Enhanced USD Universal Bond Fund[1]
INVESTMENT INCOME:

Dividends	$—	$—	$74	$—	$—

Interest	247,748,647	5,236,582	5,499,460	175,721	2,993,331

Payment-in-kind interest	—	—	—	175,365	—

Securities lending income, net (Note 2)	2,297	78,647	5,163	—	—

Less: Foreign withholding taxes on interest	—	—	—	—	(528)
Total investment income	247,750,944	5,315,229	5,504,697	351,086	2,992,803
EXPENSES:

Advisory fees (Note 3)	8,770,521	373,647	363,907	51,470	96,889

Service fees (Note 2)	257,269	3,823	6,962	503	2,842
Total expenses	9,027,790	377,470	370,869	51,973	99,731
Net investment income	238,723,154	4,937,759	5,133,828	299,113	2,893,072
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(7,915,548)	(4,753,777)	(14,696,862)	(1,090,831)	(4,687,610)

In-kind redemptions	405,314	(4,476,548)	(4,195,297)	—	—

Futures contracts	—	7,307,940	16,727,286	(224,800)	(1,388,139)
Net realized loss	(7,510,234)	(1,922,385)	(2,164,873)	(1,315,631)	(6,075,749)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	11,224,342	6,194,783	7,269,065	59,868	(25,726,046)

Futures contracts	—	(297,706)	(54,345)	7,595	(225,439)

Securities sold short	—	—	17,483	—	—

Translation of assets and liabilities denominated in foreign currencies	—	—	5	—	—
Net increase (decrease) in unrealized appreciation/depreciation	11,224,342	5,897,077	7,232,208	67,463	(25,951,485)
Net realized and unrealized gain (loss) on investments	3,714,108	3,974,692	5,067,335	(1,248,168)	(32,027,234)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$242,437,262	$8,912,451	$10,201,163	$(949,055)	$(29,134,162)
[1] For the period February 7, 2023 (commencement of operations) through February 28, 2023.

See Notes to Financial Statements.

WisdomTree Trust	167

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended February 28, 2023

	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Alternative Income Fund	WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
INVESTMENT INCOME:

Dividends	$148	$—	$569,735	$30,804	$71,568

Interest	14,820,431	683,102	—	2,221	4,235

Securities lending income, net (Note 2)	7,404	14	11,709	—	60

Less: Foreign withholding taxes on dividends	—	—	—	(8)	(5,220)
Total investment income	14,827,983	683,116	581,444	33,017	70,643
EXPENSES:

Advisory fees (Note 3)	523,422	44,782	23,975	3,907	15,060

Service fees (Note 2)	19,192	1,642	211	86	147
Total expenses	542,614	46,424	24,186	3,993	15,207
Net investment income	14,285,369	636,692	557,258	29,024	55,436
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(27,661,282)	(1,573,805)	(921,608)	(90,712)	(384,541)

In-kind redemptions	(15,372,049)	(2,104,129)	111,527	—	217,197

Futures contracts	—	—	—	393,135	555,122

Foreign currency contracts	—	—	—	—	(3,793)

Foreign currency related transactions	—	(1)	—	(5)	2,056
Net realized gain (loss)	(43,033,331)	(3,677,935)	(810,081)	302,418	386,041
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	6,850,046	2,134,757	196,272	97,886	1,241,545

Futures contracts	—	—	—	(238,435)	(237,325)

Securities sold short	(230,648)	—	—	—	—

Foreign currency contracts	—	—	—	—	(41)

Translation of assets and liabilities denominated in foreign currencies	12	(1)	—	—	38
Net increase (decrease) in unrealized appreciation/depreciation	6,619,410	2,134,756	196,272	(140,549)	1,004,217
Net realized and unrealized gain (loss) on investments	(36,413,921)	(1,543,179)	(613,809)	161,869	1,390,258
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,128,552)	$(906,487)	$(56,551)	$190,893	$1,445,694

See Notes to Financial Statements.

168	WisdomTree Trust

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended February 28, 2023

	WisdomTree Enhanced Commodity Strategy Fund (consolidated)	WisdomTree Managed Futures Strategy Fund (consolidated)	WisdomTree PutWrite Strategy Fund	WisdomTree Target Range Fund
INVESTMENT INCOME:

Dividends from affiliates (Note 3)	$188,258	$112,852	$84,752	$—

Interest	2,620,732	1,779,193	1,582,697	723,082
Total investment income	2,808,990	1,892,045	1,667,449	723,082
EXPENSES:

Advisory fees (Note 3)	604,684	434,654	216,250	190,739

Service fees (Note 2)	4,837	2,942	2,162	1,199
Total expenses	609,521	437,596	218,412	191,938
Expense waivers (Note 3)	(7,427)	(4,345)	(3,283)	—
Net expenses	602,094	433,251	215,129	191,938
Net investment income	2,206,896	1,458,794	1,452,320	531,144
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(174,992)	(35)	(526,859)	(6,512,864)

Investment transactions in affiliates (Note 3)	(1,567)	91	(707)	—

Capital gain distributions from affiliates (Note 3)	450	293	206	—

Futures contracts	(22,186,434)	(3,523,935)	—	—

Written options	—	—	(4,237,391)	560,487

Foreign currency related transactions	—	393,381	—	—
Net realized loss	(22,362,543)	(3,130,205)	(4,764,751)	(5,952,377)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	746,900	362,718	20,589	4,017,554

Investment transactions in affiliates (Note 3)	9,048	4,431	4,295	—

Futures contracts	7,941,861	(605,377)	—	—

Written options	—	—	4,618,085	(187,085)

Translation of assets and liabilities denominated in foreign currencies	—	(289,133)	—	—
Net increase (decrease) in unrealized appreciation/depreciation	8,697,809	(527,361)	4,642,969	3,830,469
Net realized and unrealized loss on investments	(13,664,734)	(3,657,566)	(121,782)	(2,121,908)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,457,838)	$(2,198,772)	$1,330,538	$(1,590,764)

See Notes to Financial Statements.

WisdomTree Trust	169

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Bloomberg U.S. Dollar Bullish Fund		WisdomTree Chinese Yuan Strategy Fund		WisdomTree Emerging Currency Strategy Fund

	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$5,528,912	$488,465	$394,452	$(18,243)	$120,185	$(25,194)

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(12,437,669)	22,252,692	(677,156)	(333,837)	571,741	(1,196,994)

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	569,776	6,630,908	465,638	(656,130)	(347,016)	(64)

Net increase from payment by affiliate	—	5,967	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(6,338,981)	29,378,032	182,934	(1,008,210)	344,910	(1,222,252)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(30,189,364)	—	(230,769)	(2,437,806)	(67,060)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	290,387,218	655,640,869	—	1,353,373	—	5,316,708

Cost of shares redeemed	(348,693,731)	(430,604,669)	(2,558,983)	(13,424,593)	—	(8,591,822)
Net increase (decrease) in net assets resulting from capital share transactions	(58,306,513)	225,036,200	(2,558,983)	(12,071,220)	—	(3,275,114)
Net Increase (Decrease) in Net Assets	(94,834,858)	254,414,232	(2,606,818)	(15,517,236)	277,850	(4,497,366)
NET ASSETS:

Beginning of period	$397,582,311	$143,168,079	$27,648,462	$43,165,698	$8,234,666	$12,732,032

End of period	$302,747,453	$397,582,311	$25,041,644	$27,648,462	$8,512,516	$8,234,666
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	13,800,000	5,600,000	1,100,000	1,550,000	500,000	700,000

Shares created	10,050,000	24,050,000	—	50,000	—	300,000

Shares redeemed	(12,400,000)	(15,850,000)	(100,000)	(500,000)	—	(500,000)
Shares outstanding, end of period	11,450,000	13,800,000	1,000,000	1,100,000	500,000	500,000

See Notes to Financial Statements.

170	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets Corporate Bond Fund		WisdomTree Emerging Markets Local Debt Fund		WisdomTree Floating Rate Treasury Fund

	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,016,984	$2,096,985	$2,832,768	$5,972,020	$238,723,154	$39,544,240

Net realized loss on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(3,306,739)	(3,341,239)	(3,098,294)	(16,401,615)	(7,510,234)	(269,352)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,319,939	(9,048,954)	3,562,025	(10,845,404)	11,224,342	(7,264,999)
Net increase (decrease) in net assets resulting from operations	1,030,184	(10,293,208)	3,296,499	(21,274,999)	242,437,262	32,009,889
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(1,008,750)	(2,111,000)	(2,359,500)	(1,932,000)	(239,726,529)	(39,230,685)

Tax return of capital	—	—	—	(3,377,500)	—	—
Total distributions to shareholders	(1,008,750)	(2,111,000)	(2,359,500)	(5,309,500)	(239,726,529)	(39,230,685)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	18,064,242	8,988,986	—	6,756,763,743	8,323,042,148

Cost of shares redeemed	(9,313,674)	(6,283,915)	(3,917,712)	(20,655,386)	(987,376,095)	(1,350,033,412)
Net increase (decrease) in net assets resulting from capital share transactions	(9,313,674)	11,780,327	5,071,274	(20,655,386)	5,769,387,648	6,973,008,736
Net Increase (Decrease) in Net Assets	(9,292,240)	(623,881)	6,008,273	(47,239,885)	5,772,098,381	6,965,787,940
NET ASSETS:

Beginning of period	$52,655,046	$53,278,927	$87,543,654	$134,783,539	$8,052,243,053	$1,086,455,113

End of period	$43,362,806	$52,655,046	$93,551,927	$87,543,654	$13,824,341,434	$8,052,243,053
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	850,000	700,000	3,400,000	4,150,000	160,267,500	21,637,500 [1]

Shares created	—	250,000	350,000	—	134,340,000	165,475,000 [1]

Shares redeemed	(150,000)	(100,000)	(150,000)	(750,000)	(19,630,000)	(26,845,000)[1]
Shares outstanding, end of period	700,000	850,000	3,600,000	3,400,000	274,977,500	160,267,500 [1]
[1] Shares were adjusted to reflect a 1:2 reverse stock split effective March 24, 2022.

See Notes to Financial Statements.

WisdomTree Trust	171

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Interest Rate Hedged High Yield Bond Fund		WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund		WisdomTree Mortgage Plus Bond Fund

	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,937,759	$9,238,906	$5,133,828	$5,403,325	$299,113	$396,539

Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(1,922,385)	11,693,307	(2,164,873)	23,627,891	(1,315,631)	(1,264,533)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, securities sold short and translation of assets and liabilities denominated in foreign currencies	5,897,077	(28,601,245)	7,232,208	(30,747,073)	67,463	(2,883,171)
Net increase (decrease) in net assets resulting from operations	8,912,451	(7,669,032)	10,201,163	(1,715,857)	(949,055)	(3,751,165)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(5,163,000)	(8,977,500)	(25,487,148)	(5,628,375)	(402,500)	(544,800)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	31,229,115	114,007,335	20,559,055	206,436,694	—	—

Cost of shares redeemed	(39,390,342)	(80,765,992)	(134,625,882)	(48,054,059)	(13,396,567)	—
Net increase (decrease) in net assets resulting from capital share transactions	(8,161,227)	33,241,343	(114,066,827)	158,382,635	(13,396,567)	—
Net Increase (Decrease) in Net Assets	(4,411,776)	16,594,811	(129,352,812)	151,038,403	(14,748,122)	(4,295,965)
NET ASSETS:

Beginning of period	$183,041,972	$166,447,161	$366,367,996	$215,329,593	$36,457,585	$40,753,550

End of period	$178,630,196	$183,041,972	$237,015,184	$366,367,996	$21,709,463	$36,457,585
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	8,900,000	7,500,000	8,000,000	4,600,000	800,000	800,000

Shares created	1,500,000	5,200,000	450,000	4,450,000	—	—

Shares redeemed	(1,900,000)	(3,800,000)	(3,050,000)	(1,050,000)	(300,000)	—
Shares outstanding, end of period	8,500,000	8,900,000	5,400,000	8,000,000	500,000	800,000

See Notes to Financial Statements.

172	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund		WisdomTree Yield Enhanced U.S. Short- Term Aggregate Bond Fund

	For the Period February 7, 2023* through February 28, 2023 (unaudited)	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,893,072	$14,285,369	$20,553,179	$636,692	$1,393,491

Net realized loss on investments, futures contracts and foreign currency related transactions	(6,075,749)	(43,033,331)	(45,722,496)	(3,677,935)	(3,629,511)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, securities sold short and translation of assets and liabilities denominated in foreign currencies	(25,951,485)	6,619,410	(126,975,089)	2,134,756	(7,287,920)
Net decrease in net assets resulting from operations	(29,134,162)	(22,128,552)	(152,144,406)	(906,487)	(9,523,940)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(2,659,200)	(14,855,000)	(22,805,004)	(626,000)	(1,584,566)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	1,111,193,802	162,994,560	329,303,699	—	—

Cost of shares redeemed	(99)	(212,874,184)	(292,023,597)	(32,636,609)	(94,048,957)
Net increase (decrease) in net assets resulting from capital share transactions	1,111,193,703	(49,879,624)	37,280,102	(32,636,609)	(94,048,957)
Net Increase (Decrease) in Net Assets	1,079,400,341	(86,863,176)	(137,669,308)	(34,169,096)	(105,157,463)
NET ASSETS:

Beginning of period	$100	$951,405,761	$1,089,075,069	$94,644,522	$199,801,985

End of period	$1,079,400,441	$864,542,585	$951,405,761	$60,475,426	$94,644,522
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2	21,400,000	20,700,000	2,000,000	3,900,000

Shares created	22,240,000	3,800,000	7,000,000	—	—

Shares redeemed	(2)	(5,000,000)	(6,300,000)	(700,000)	(1,900,000)
Shares outstanding, end of period	22,240,000	20,200,000	21,400,000	1,300,000	2,000,000
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust	173

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Alternative Income Fund		WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)		WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)

	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (unaudited)	For the Period March 17, 2022* through August 31, 2022	For the Six Months Ended February 28, 2023 (unaudited)	For the Period December 16, 2021* through August 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$557,258	$585,019	$29,024	$13,866	$55,436	$64,276

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(810,081)	(473,608)	302,418	(307,822)	386,041	(1,365,280)

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	196,272	(1,389,017)	(140,549)	(219,171)	1,004,217	(2,826,339)
Net increase (decrease) in net assets resulting from operations	(56,551)	(1,277,606)	190,893	(513,127)	1,445,694	(4,127,343)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(663,200)	(651,729)	(29,464)	—	(108,732)	—

Tax return of capital	—	(119,461)	—	—	—	—
Total distributions to shareholders	(663,200)	(771,190)	(29,464)	—	(108,732)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,030,303	7,716,935	2,114,328	4,884,608	—	10,743,460

Cost of shares redeemed	(1,133,421)	(5,789,854)	—	(1,238,816)	(2,492,429)	(98)
Net increase (decrease) in net assets resulting from capital share transactions	1,896,882	1,927,081	2,114,328	3,645,792	(2,492,429)	10,743,362
Net Increase (Decrease) in Net Assets	1,177,131	(121,715)	2,275,757	3,132,665	(1,155,467)	6,616,019
NET ASSETS:

Beginning of period	$10,193,333	$10,315,048	$3,132,765	$100	$6,616,119	$100

End of period	$11,370,464	$10,193,333	$5,408,522	$3,132,765	$5,460,652	$6,616,119
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	500,000	400,000	150,000	4	350,000	4

Shares created	160,000	340,000	100,000	200,000	—	350,000

Shares redeemed	(60,000)	(240,000)	—	(50,004)	(100,000)	(4)
Shares outstanding, end of period	600,000	500,000	250,000	150,000	250,000	350,000
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

174	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Enhanced Commodity Strategy Fund (consolidated)		WisdomTree Managed Futures Strategy Fund (consolidated)		WisdomTree PutWrite Strategy Fund

	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$2,206,896	$(168,010)	$1,458,794	$(351,745)	$1,452,320	$13,014

Net realized gain (loss) on investments, futures contracts, written options and foreign currency related transactions	(22,362,543)	45,843,429	(3,130,205)	(4,444,734)	(4,764,751)	735,644

Net increase (decrease) in unrealized appreciation/depreciation on investments, futures contracts, written options and translation of assets and liabilities denominated in foreign currencies	8,697,809	(25,008,506)	(527,361)	(1,807,823)	4,642,969	(5,807,868)
Net increase (decrease) in net assets resulting from operations	(11,457,838)	20,666,913	(2,198,772)	(6,604,302)	1,330,538	(5,059,210)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(47,895,505)	(18,086,292)	(6,642,066)	(18,766,008)	(5,132,818)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	35,531,218	177,602,284	11,260,244	64,523,255	9,312,504	53,761,022

Cost of shares redeemed	(82,707,023)	(77,010,956)	(13,269,002)	(45,554,835)	(18,509,712)	(8,320,344)
Net increase (decrease) in net assets resulting from capital share transactions	(47,175,805)	100,591,328	(2,008,758)	18,968,420	(9,197,208)	45,440,678
Net Increase (Decrease) in Net Assets	(106,529,148)	103,171,949	(10,849,596)	(6,401,890)	(12,999,488)	40,381,468
NET ASSETS:

Beginning of period	$296,723,612	$193,551,663	$140,598,617	$147,000,507	$104,321,549	$63,940,081

End of period	$190,194,464	$296,723,612	$129,749,021	$140,598,617	$91,322,061	$104,321,549
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	13,050,000	8,750,000	4,050,000	3,550,000	3,300,000	1,950,000

Shares created	1,950,000	7,700,000	350,000	1,800,000	300,000	1,600,000

Shares redeemed	(4,250,000)	(3,400,000)	(400,000)	(1,300,000)	(600,000)	(250,000)
Shares outstanding, end of period	10,750,000	13,050,000	4,000,000	4,050,000	3,000,000	3,300,000

See Notes to Financial Statements.

WisdomTree Trust	175

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Target Range Fund

	For the Six Months Ended February 28, 2023 (unaudited)	For the Period October 7, 2021* through August 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$531,144	$(13,638)

Net realized loss on investments and written options	(5,952,377)	(566,816)

Net increase (decrease) in unrealized appreciation/depreciation on investments and written options	3,830,469	(4,065,055)
Net decrease in net assets resulting from operations	(1,590,764)	(4,645,509)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(255,407)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	11,816,126	56,320,960

Cost of shares redeemed	(2,146,938)	(100)
Net increase in net assets resulting from capital share transactions	9,669,188	56,320,860
Net Increase in Net Assets	7,823,017	51,675,351
NET ASSETS:

Beginning of period	$51,675,451	$100

End of period	$59,498,468	$51,675,451
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,350,000	4

Shares created	550,000	2,350,000

Shares redeemed	(100,000)	(4)
Shares outstanding, end of period	2,800,000	2,350,000
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

176	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Bloomberg U.S. Dollar Bullish Fund	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Net asset value, beginning of period	$28.81	$25.57	$26.23	$28.11	$26.73	$25.64
Investment operations:

Net investment income (loss)[1]	0.41	0.06	(0.12)	0.05	0.47	0.21

Net realized and unrealized gain (loss)	(0.74)	3.18	(0.37)	(1.11)	1.15	0.88

Net increase from payment by affiliate	—	0.00 [2]	—	—	—	0.00 [2]
Total from investment operations	(0.33)	3.24	(0.49)	(1.06)	1.62	1.09
Dividends and distributions to shareholders:

Net investment income	(0.28)	—	(0.17)	(0.82)	(0.24)	—

Capital gains	(1.76)	—	—	—	—	—
Total dividends and distributions to shareholders	(2.04)	—	(0.17)	(0.82)	(0.24)	—
Net asset value, end of period	$26.44	$28.81	$25.57	$26.23	$28.11	$26.73

TOTAL RETURN[3]	(1.12)%	12.67%[4]	(1.85)%	(3.87)%	6.09%	4.25%[4]
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$302,747	$397,582	$143,168	$83,951	$44,974	$90,884

Ratios to average net assets of:

Expenses[5,6]	0.50%[7]	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income (loss)[6]	2.93%[7]	0.21%	(0.45)%	0.19%	1.71%	0.83%
Portfolio turnover rate[8]	31%[9]	156%[9]	55%[9]	266%[9]	23%[9]	0%

WisdomTree Chinese Yuan Strategy Fund	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Net asset value, beginning of period	$25.13	$27.85	$25.80	$24.80	$25.49	$25.54
Investment operations:

Net investment income (loss)[1]	0.37	(0.01)	(0.11)	0.15	0.47	0.24

Net realized and unrealized gain (loss)	(0.25)	(0.97)	2.27	1.36	(0.87)	(0.29)
Total from investment operations	0.12	(0.98)	2.16	1.51	(0.40)	(0.05)
Dividends and distributions to shareholders:

Net investment income	(0.21)	—	(0.11)	(0.51)	(0.29)	—

Capital gains	—	(1.74)	—	—	—	—
Total dividends and distributions to shareholders	(0.21)	(1.74)	(0.11)	(0.51)	(0.29)	—
Net asset value, end of period	$25.04	$25.13	$27.85	$25.80	$24.80	$25.49

TOTAL RETURN[3]	0.48%	(3.88)%	8.39%	6.16%	(1.59)%	(0.20)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$25,042	$27,648	$43,166	$24,507	$26,044	$31,861

Ratios to average net assets of:

Expenses[5,6]	0.45%[7]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income (loss)[6]	2.98%[7]	(0.05)%	(0.41)%	0.60%	1.82%	0.92%
Portfolio turnover rate[8]	0%	0%	25%[9]	0%	0%	0%
[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	Annualized.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]

During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal period).

See Notes to Financial Statements.

WisdomTree Trust	177

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Currency Strategy Fund	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Net asset value, beginning of period	$16.47	$18.19	$17.55	$18.19	$17.97	$19.14
Investment operations:

Net investment income (loss)[1]	0.24	(0.04)	(0.09)	0.12	0.31	0.16

Net realized and unrealized gain (loss)	0.45	(1.68)	0.85	(0.41)	0.25	(1.33)
Total from investment operations	0.69	(1.72)	0.76	(0.29)	0.56	(1.17)
Dividends to shareholders:

Net investment income	(0.13)	—	(0.12)	(0.35)	(0.34)	—
Net asset value, end of period	$17.03	$16.47	$18.19	$17.55	$18.19	$17.97

TOTAL RETURN[2]	4.22%	(9.46)%	4.31%	(1.68)%	3.12%	(6.11)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$8,513	$8,235	$12,732	$10,532	$20,009	$28,746

Ratios to average net assets of:

Expenses[3,4]	0.55%[5]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income (loss)[4]	2.91%[5]	(0.21)%	(0.51)%	0.65%	1.68%	0.82%
Portfolio turnover rate[6]	0%	36%[7]	26%[7]	0%	0%	0%

WisdomTree Emerging Markets Corporate Bond Fund	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Net asset value, beginning of period	$61.95	$76.11	$74.14	$72.72	$68.58	$72.91
Investment operations:

Net investment income[1]	1.30	2.53	2.63	2.99	3.00	2.84

Net realized and unrealized gain (loss)	0.01	(14.16)	1.94	1.47 [8]	4.17	(4.30)
Total from investment operations	1.31	(11.63)	4.57	4.46	7.17	(1.46)
Dividends to shareholders:

Net investment income	(1.31)	(2.53)	(2.60)	(3.04)	(3.03)	(2.87)
Net asset value, end of period	$61.95	$61.95	$76.11	$74.14	$72.72	$68.58

TOTAL RETURN[2]	2.18%	(15.52)%	6.26%	6.37%	10.69%	(2.08)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$43,363	$52,655	$53,279	$29,655	$36,362	$41,150

Ratios to average net assets of:

Expenses	0.60%[5]	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income	4.28%[5]	3.70%	3.48%	4.13%	4.26%	3.96%
Portfolio turnover rate[6]	61%	36%	56%	43%	54%	132%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Emerging Currency Strategy Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]

During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal period).

[8]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

See Notes to Financial Statements.

178	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Local Debt Fund	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Net asset value, beginning of period	$25.75	$32.48	$32.70	$34.35	$32.47	$38.92
Investment operations:

Net investment income[1]	0.80	1.57	1.64	1.83	1.96	2.15

Net realized and unrealized gain (loss)	0.10	(6.89)	(0.33)	(1.76)[2]	1.72	(6.48)
Total from investment operations	0.90	(5.32)	1.31	0.07	3.68	(4.33)
Dividends and distributions to shareholders:

Net investment income	(0.66)	(0.48)	(0.52)	(0.60)	(0.82)	(2.06)

Tax return of capital	—	(0.93)	(1.01)	(1.12)	(0.98)	(0.06)
Total dividends and distributions to shareholders	(0.66)	(1.41)	(1.53)	(1.72)	(1.80)	(2.12)
Net asset value, end of period	$25.99	$25.75	$32.48	$32.70	$34.35	$32.47

TOTAL RETURN[3]	3.58%	(16.69)%	4.06%	0.20%	11.54%	(11.66)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$93,552	$87,544	$134,784	$127,519	$195,783	$172,083

Ratios to average net assets of:

Expenses	0.55%[4]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	6.29%[4]	5.47%	4.97%	5.42%	5.77%	5.71%
Portfolio turnover rate[5]	6%	31%	31%	29%	27%	44%

WisdomTree Floating Rate Treasury Fund	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022*	For the Year Ended August 31, 2021*	For the Year Ended August 31, 2020*	For the Year Ended August 31, 2019*	For the Year Ended August 31, 2018*
Net asset value, beginning of period	$50.24	$50.21	$50.23	$50.11	$50.15	$50.14
Investment operations:

Net investment income (loss)[1]	1.02	0.56	(0.01)	0.48	1.12	0.91

Net realized and unrealized gain (loss)	(0.01)[2]	(0.24)	0.01	0.13	(0.10)	(0.14)
Total from investment operations	1.01	0.32	0.00 [6]	0.61	1.02	0.77
Dividends and distributions to shareholders:

Net investment income	(0.98)	(0.29)	(0.01)	(0.49)	(1.06)	(0.70)

Capital gains	(0.00)[6]	(0.00)[6]	(0.01)	—	—	(0.06)
Total dividends and distributions to shareholders	(0.98)	(0.29)	(0.02)	(0.49)	(1.06)	(0.76)
Net asset value, end of period	$50.27	$50.24	$50.21	$50.23	$50.11	$50.15

TOTAL RETURN[3]	2.02%	0.63%	0.00%[7]	1.26%	2.06%	1.53%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$13,824,341	$8,052,243	$1,086,455	$1,491,940	$1,652,361	$272,044

Ratios to average net assets of:

Expenses, net of expense waivers	0.15%[4]	0.15%	0.15%	0.15%	0.15%	0.15%

Expenses, prior to expense waivers	0.15%[4]	0.15%	0.15%	0.15%	0.15%	0.17%

Net investment income (loss)	4.08%[4]	1.12%	(0.02)%	0.95%	2.22%	1.83%
Portfolio turnover rate[5]	86%	170%	147%	163%	170%	170%
*	Per share amounts were adjusted to reflect a 1:2 reverse stock split effective March 24, 2022.

[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Floating Rate Treasury Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	Amount represents less than $0.005.

[7]	Amount represents less than 0.005%.

See Notes to Financial Statements.

WisdomTree Trust	179

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Interest Rate Hedged High Yield Bond Fund	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Net asset value, beginning of period	$20.57	$22.19	$21.40	$23.13	$24.07	$23.91
Investment operations:

Net investment income[1]	0.59	0.98	0.96	1.20	1.30	1.23

Net realized and unrealized gain (loss)	0.47	(1.65)[2]	0.78	(1.73)	(0.91)	0.10

Net increase from payment by affiliate	—	—	0.01	—	—	—
Total from investment operations	1.06	(0.67)	1.75	(0.53)	0.39	1.33
Dividends and distributions to shareholders:

Net investment income	(0.61)	(0.95)	(0.96)	(1.20)	(1.30)	(1.17)

Capital gains	—	—	—	—	(0.03)	—
Total dividends and distributions to shareholders	(0.61)	(0.95)	(0.96)	(1.20)	(1.33)	(1.17)
Net asset value, end of period	$21.02	$20.57	$22.19	$21.40	$23.13	$24.07

TOTAL RETURN[3]	5.21%	(3.11)%	8.33%[4]	(2.26)%	1.68%	5.68%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$178,630	$183,042	$166,447	$128,377	$247,466	$262,332

Ratios to average net assets of:

Expenses	0.43%[5]	0.43%	0.43%	0.43%	0.43%	0.43%

Net investment income	5.68%[5]	4.53%	4.40%	5.43%	5.52%	5.14%
Portfolio turnover rate[6]	10%	23%	40%	101%[7,8]	61%	60%

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Net asset value, beginning of period	$45.80	$46.81	$47.04	$47.71	$47.82	$47.89
Investment operations:

Net investment income[1]	0.72	0.83	0.69	1.11	1.36	1.18

Net realized and unrealized gain (loss)	0.78	(1.01)[2]	(0.06)	(0.60)	(0.10)	(0.07)
Total from investment operations	1.50	(0.18)	0.63	0.51	1.26	1.11
Dividends and distributions to shareholders:

Net investment income	(0.80)	(0.83)	(0.86)	(1.18)	(1.37)	(1.18)

Capital gains	(2.61)	—	—	—	—	—
Total dividends and distributions to shareholders	(3.41)	(0.83)	(0.86)	(1.18)	(1.37)	(1.18)
Net asset value, end of period	$43.89	$45.80	$46.81	$47.04	$47.71	$47.82

TOTAL RETURN[3]	3.40%	(0.39)%	1.34%	1.08%	2.69%	2.35%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$237,015	$366,368	$215,330	$94,088	$76,337	$52,606

Ratios to average net assets of:

Expenses	0.23%[5]	0.23%	0.23%	0.23%	0.23%	0.23%

Net investment income	3.24%[5]	1.79%	1.47%	2.36%	2.86%	2.46%
Portfolio turnover rate[6]	115%	131%	81%	70%	39%	81%
Portfolio turnover rate excluding TBA roll transactions[6]	96%	42%	23%	33%	12%	28%
[1]	Based on average shares outstanding.

[2]

The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]

Includes a voluntary reimbursement from the sub-advisor for an operational error that resulted in investment transaction losses. Excluding the voluntary reimbursement, total return would have been 0.05% lower.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on June 1, 2020.

[8]	On June 4, 2020, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

See Notes to Financial Statements.

180	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Mortgage Plus Bond Fund	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period November 14, 2019* through August 31, 2020
Net asset value, beginning of period	$45.57	$50.94	$51.64	$50.26
Investment operations:

Net investment income[1]	0.57	0.50	0.45	0.66

Net realized and unrealized gain (loss)	(1.91)	(5.19)	0.06	1.55
Total from investment operations	(1.34)	(4.69)	0.51	2.21
Dividends and distributions to shareholders:

Net investment income	(0.81)	(0.68)	(0.88)	(0.83)

Capital gains	—	—	(0.32)	—

Tax return of capital	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.81)	(0.68)	(1.21)	(0.83)
Net asset value, end of period	$43.42	$45.57	$50.94	$51.64

TOTAL RETURN[2]	(2.94)%	(9.27)%	0.99%	4.45%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$21,709	$36,458	$40,754	$30,986

Ratios to average net assets of:

Expenses	0.45%[3]	0.45%	0.45%	0.45%[3]

Net investment income	2.62%[3]	1.02%	0.88%	1.64%[3]
Portfolio turnover rate[4]	56%	373%	430%	278%
Portfolio turnover rate excluding TBA roll transactions[4]	14%	19%	47%	70%

WisdomTree Voya Yield Enhanced USD Universal Bond Fund				For the Period February 7, 2023* through February 28, 2023 (unaudited)
Net asset value, beginning of period				$49.64
Investment operations:

Net investment income[1]				0.13

Net realized and unrealized loss				(1.12)
Total from investment operations				(0.99)
Dividends to shareholders:

Net investment income				(0.12)
Net asset value, end of period				$48.53

TOTAL RETURN[2]				(1.99)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)				$1,079,400

Ratios to average net assets of:

Expenses				0.15%[3]

Net investment income				4.48%[3]
Portfolio turnover rate[4]				35%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	181

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Net asset value, beginning of period	$44.46	$52.61	$53.93	$52.71	$48.68	$50.94
Investment operations:

Net investment income[1]	0.70	0.96	0.85	1.28	1.61	1.53

Net realized and unrealized gain (loss)	(1.63)	(8.05)	(0.76)[2]	1.38	4.05	(2.26)
Total from investment operations	(0.93)	(7.09)	0.09	2.66	5.66	(0.73)
Dividends and distributions to shareholders:

Net investment income	(0.73)	(1.04)	(1.14)	(1.44)	(1.63)	(1.53)

Capital gains	—	(0.02)	(0.27)	—	—	—
Total dividends and distributions to shareholders	(0.73)	(1.06)	(1.41)	(1.44)	(1.63)	(1.53)
Net asset value, end of period	$42.80	$44.46	$52.61	$53.93	$52.71	$48.68

TOTAL RETURN[3]	(2.08)%	(13.62)%	0.18%	5.14%	11.92%	(1.44)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$864,543	$951,406	$1,089,075	$1,315,856	$880,193	$418,662

Ratios to average net assets of:

Expenses, net of expense waivers	0.12%[4]	0.12%	0.12%[5]	0.12%	0.12%	0.12%

Expenses, prior to expense waivers	0.12%[4]	0.12%	0.15%	0.20%	0.20%	0.20%

Net investment income	3.28%[4]	1.97%	1.61%	2.43%	3.25%	3.10%
Portfolio turnover rate[6]	64%	293%	148%	88%	54%	82%
Portfolio turnover rate excluding TBA roll transactions[6]	25%	40%	41%	65%	44%	38%

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Net asset value, beginning of period	$47.32	$51.23	$51.60	$50.58	$48.88	$50.25
Investment operations:

Net investment income[1]	0.40	0.49	0.50	1.19	1.40	1.17

Net realized and unrealized gain (loss)	(0.79)	(3.81)	(0.14)	1.05	1.69	(1.41)
Total from investment operations	(0.39)	(3.32)	0.36	2.24	3.09	(0.24)
Dividends and distributions to shareholders:

Net investment income	(0.41)	(0.53)	(0.51)	(1.22)	(1.39)	(1.07)

Capital gains	—	(0.06)	(0.22)	—	—	(0.06)
Total dividends and distributions to shareholders	(0.41)	(0.59)	(0.73)	(1.22)	(1.39)	(1.13)
Net asset value, end of period	$46.52	$47.32	$51.23	$51.60	$50.58	$48.88

TOTAL RETURN[3]	(0.83)%	(6.52)%	0.69%	4.51%	6.43%	(0.47)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$60,475	$94,645	$199,802	$113,529	$91,052	$39,104

Ratios to average net assets of:

Expenses, net of expense waivers	0.12%[4]	0.12%	0.12%[5]	0.12%	0.12%	0.12%

Expenses, prior to expense waivers	0.12%[4]	0.12%	0.15%	0.20%	0.20%	0.20%

Net investment income	1.71%[4]	1.00%	0.97%	2.34%	2.83%	2.40%
Portfolio turnover rate[6]	70%	193%	224%	106%	49%	177%
Portfolio turnover rate excluding TBA roll transactions[6]	16%	21%	49%	46%	24%	120%
[1]	Based on average shares outstanding.

[2]

The total amount of net realized and unrealized loss per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

The investment advisor had contractually agreed to limit the advisory fee to 0.12% through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.12%.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

182	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Alternative Income Fund	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Period May 6, 2021* through August 31, 2021
Net asset value, beginning of period	$20.39	$25.79	$24.96
Investment operations:

Net investment income[1]	1.07	1.49	0.43

Net realized and unrealized gain (loss)	(1.25)	(4.82)	0.40
Total from investment operations	(0.18)	(3.33)	0.83
Dividends and distributions to shareholders:

Net investment income	(1.26)	(1.66)	—

Capital gains	—	(0.01)	—

Tax return of capital	—	(0.40)	—
Total dividends and distributions to shareholders	(1.26)	(2.07)	—
Net asset value, end of period	$18.95	$20.39	$25.79

TOTAL RETURN[2]	(0.31)%	(13.50)%	3.33%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$11,370	$10,193	$10,315

Ratios to average net assets of:

Expenses	0.50%[3]	0.50%	0.50%[3]

Net investment income	11.62%[3]	6.35%	5.39%[3]
Portfolio turnover rate[4]	22%	52%	2%

WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)		For the Six Months Ended February 28, 2023 (unaudited)	For the Period March 17, 2022* through August 31, 2022
Net asset value, beginning of period		$20.89	$25.31
Investment operations:

Net investment income[1]		0.16	0.13

Net realized and unrealized gain (loss)		0.75	(4.55)
Total from investment operations		0.91	(4.42)
Dividends to shareholders:

Net investment income		(0.17)	—
Net asset value, end of period		$21.63	$20.89

TOTAL RETURN[2]		4.42%	(17.46)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)		$5,409	$3,133

Ratios to average net assets of:

Expenses		0.20%[3]	0.20%[3]

Net investment income		1.49%[3]	1.26%[3]
Portfolio turnover rate[4]		12%	12%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	183

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	For the Six Months Ended February 28, 2023 (unaudited)	For the Period December 16, 2021* through August 31, 2022
Net asset value, beginning of period	$18.90	$24.49
Investment operations:

Net investment income[1]	0.18	0.26

Net realized and unrealized gain (loss)	3.09	(5.85)
Total from investment operations	3.27	(5.59)

Dividends to shareholders:

Net investment income	(0.33)	—
Net asset value, end of period	$21.84	$18.90

TOTAL RETURN[2]	17.48%	(22.83)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$5,461	$6,616

Ratios to average net assets of:

Expenses	0.45%[3]	0.45%[3]

Net investment income	1.66%[3]	1.40%[3]
Portfolio turnover rate[4]	11%	27%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

184	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	Post-Reorganization			Pre-Reorganization
WisdomTree Enhanced Commodity Strategy Fund (consolidated)^	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Period December 19, 2020 through August 31, 2021	For the Period January 1, 2020 through December 18, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Net asset value, beginning of period	$22.74	$22.12	$18.74	$18.80	$17.50	$19.25	$17.50
Investment operations:

Net investment income (loss)[1]	0.19	(0.01)	(0.08)	(0.03)	0.23	0.18	0.00 [2]

Net realized and unrealized gain (loss)	(1.14)	2.66	3.46	(0.03)	1.07	(1.93)	(0.10)

Net increase from payment by affiliate	—	—	0.00 [2]	0.00 [2]	—		—
Total from investment operations	(0.95)	2.65	3.38	(0.06)	1.30	(1.75)	(0.10)

Dividends and distributions to shareholders:

Net investment income	(4.10)	(2.03)	—	—	—	—	—

Capital gains	—	(0.00)[2]	—	—	—	—	—
Total dividends and distributions to shareholders	(4.10)	(2.03)	—	—	—	—	—
Net asset value, end of period	$17.69	$22.74	$22.12	$18.74	$18.80	$17.50	$19.25

TOTAL RETURN[3]	(4.40)%	12.81%	18.04%[4]	(0.32)%[4]	7.43%	(9.09)%	(0.52)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$190,194	$296,724	$193,552	$99,333	$127,836	$154,855	$154,956

Ratios to average net assets of:

Expenses, net of expense waivers	0.55%[5,6]	0.55%[5]	0.55%[5,6]	0.75%[6]	0.75%	0.75%	0.75%

Expenses, prior to expense waivers	0.55%[5,6]	0.55%[5]	0.55%[5,6]	0.85%[6]	0.85%	0.85%	0.85%

Net investment income (loss)	2.01%[5,6]	(0.06)%[5]	(0.52)%[5,6]	(0.18)%[6]	1.30%	0.94%	0.01%
Portfolio turnover rate[7]	0%	47%[8]	22%[8]	0%	0%	0%	0%
^

After the close of business on December 18, 2020, the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”), a commodity pool that was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), was reorganized into the WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund”), an investment company registered under the 1940 Act. The Successor Fund adopted the financial information for the Predecessor Fund. Accordingly, information presented prior to the close of business on December 18, 2020 is that of the Predecessor Fund prior to the reorganization into a regulated investment company under the 1940 Act.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor (or the Managing Owner, with respect to the Predecessor Fund) waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Includes a voluntary reimbursement from the advisor for brokerage commissions incurred in connection with the Reorganization. Excluding this reimbursement, total return would have been unchanged.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	Annualized.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]

During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal period).

See Notes to Financial Statements.

WisdomTree Trust	185

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Managed Futures Strategy Fund (consolidated)	For the Six Months Ended February 28, 2023 (unaudited)	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Net asset value, beginning of period	$34.72	$41.41	$35.31	$39.08	$40.57	$38.84
Investment operations:

Net investment income (loss)[1]	0.36	(0.09)	(0.23)	0.17	0.55	0.26

Net realized and unrealized gain (loss)	(0.97)	(1.39)	6.50	(3.34)	(0.65)	1.47

Net increase from payment by affiliate	—	—	0.00 [2]	—	—	—
Total from investment operations	(0.61)	(1.48)	6.27	(3.17)	(0.10)	1.73

Dividends to shareholders:

Net investment income	(1.67)	(5.21)	(0.17)	(0.60)	(1.39)	—
Net asset value, end of period	$32.44	$34.72	$41.41	$35.31	$39.08	$40.57

TOTAL RETURN[3]	(1.83)%	(3.91)%	17.83%[4]	(8.17)%	(0.22)%[4]	4.45%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$129,749	$140,599	$147,001	$112,993	$216,875	$160,250

Ratios to average net assets of:

Expenses, net of expense waivers	0.65%[5,6]	0.65%[5]	0.65%[5,7]	0.65%[5]	0.65%	0.65%

Expenses, prior to expense waivers	0.65%[5,6]	0.65%[5]	0.68%[5]	0.75%[5]	0.75%	0.75%

Net investment income (loss)	2.18%[5,6]	(0.24)%[5]	(0.60)%[5]	0.46%[5]	1.40%	0.66%
Portfolio turnover rate[8]	0%	7%[9]	25%[9]	97%[9]	0%	0%

WisdomTree PutWrite Strategy Fund	For the Six Months Ended February 28, 2023 (unaudited)[10]	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018
Net asset value, beginning of period	$31.61	$32.79	$26.64	$27.45	$30.57	$29.23
Investment operations:

Net investment income (loss)[1]	0.45	0.01	(0.11)	0.24	0.49	0.22

Net realized and unrealized gain (loss)	(0.01)	(1.19)[11]	6.67	(0.63)[11]	(1.96)	2.15
Total from investment operations	0.44	(1.18)	6.56	(0.39)	(1.47)	2.37

Dividends and distributions to shareholders:

Net investment income	(1.61)	—	(0.41)	(0.42)	(0.25)	(0.06)

Capital gains	—	—	—	—	(1.40)	(0.97)
Total dividends and distributions to shareholders	(1.61)	—	(0.41)	(0.42)	(1.65)	(1.03)
Net asset value, end of period	$30.44	$31.61	$32.79	$26.64	$27.45	$30.57

TOTAL RETURN[3]	1.48%	(3.60)%	24.87%	(1.52)%	(4.72)%	8.28%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$91,322	$104,322	$63,940	$117,225	$211,350	$238,434

Ratios to average net assets of:

Expenses, net of expense waivers	0.44%[5,6]	0.44%[5]	0.44%[5]	0.41%[5]	0.38%	0.38%

Expenses, prior to expense waivers	0.44%[5,6]	0.44%[5]	0.44%[5]	0.44%[5]	0.44%	0.44%

Net investment income (loss)	2.96%[5,6]	0.02%[5]	(0.38)%[5]	0.90%[5]	1.78%	0.76%
Portfolio turnover rate[8]	12%[9,10]	8%[9]	18%[9]	72%[9]	0%	0%
[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain futures contract transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	Annualized.

[7]

The investment advisor had contractually agreed to limit the advisory fee to 0.65% through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.65%.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]

During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal period).

[10]

The information reflects the investment objective and strategy of the WisdomTree CBOE S&P 500 PutWrite Strategy Fund through October 24th, 2022 and the investment objective and strategy of the WisdomTree PutWrite Strategy Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

[11]

The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

See Notes to Financial Statements.

186	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Target Range Fund	For the Six Months Ended February 28, 2023 (unaudited)	For the Period October 7, 2021* through August 31, 2022
Net asset value, beginning of period	$21.99	$24.99
Investment operations:

Net investment income (loss)[1]	0.21	(0.01)

Net realized and unrealized loss	(0.85)	(2.99)
Total from investment operations	(0.64)	(3.00)
Dividends to shareholders:

Net investment income	(0.10)	—
Net asset value, end of period	$21.25	$21.99

TOTAL RETURN[2]	(2.92)%	(12.00)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$59,498	$51,675

Ratios to average net assets of:

Expenses	0.70%[3]	0.70%[3]

Net investment income (loss)	1.95%[3]	(0.06)%[3]
Portfolio turnover rate[4]	9%	0%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	187

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund” and also referred to herein as “Currency Strategy Funds”)	December 18, 2013
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 14, 2008
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 6, 2009
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Mortgage Plus Bond Fund (“Mortgage Plus Bond Fund”)	November 14, 2019
WisdomTree Voya Yield Enhanced USD Universal Bond Fund (“Voya Yield Enhanced USD Universal Bond Fund”)	February 7, 2023
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund”)	July 9, 2015
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (“Yield Enhanced U.S. Short-Term Aggregate Bond Fund”)	May 18, 2017
WisdomTree Alternative Income Fund (“Alternative Income Fund”)	May 6, 2021
WisdomTree Efficient Gold Plus Equity Strategy Fund (“Efficient Gold Plus Equity Strategy Fund”) (consolidated)	March 17, 2022
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (“Efficient Gold Plus Gold Miners Strategy Fund”) (consolidated)	December 16, 2021
WisdomTree Enhanced Commodity Strategy Fund (“Enhanced Commodity Strategy Fund”) (consolidated)	January 23, 2008	*
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011
WisdomTree PutWrite Strategy Fund (“PutWrite Strategy Fund”) (formerly, WisdomTree CBOE S&P 500 PutWrite Strategy Fund)	February 24, 2016
WisdomTree Target Range Fund (“Target Range Fund”)	October 7, 2021
*	Commencement of operations date shown is that of the predecessor fund. After the close of business December 18, 2020, the predecessor fund was reorganized into the Enhanced Commodity Strategy Fund.

Each Fund is actively managed except for the Floating Rate Treasury Fund, Interest Rate Hedged High Yield Bond Fund, Interest Rate Hedged U.S. Aggregate Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund, Yield Enhanced U.S. Short-Term Aggregate Bond Fund, Alternative Income Fund, and PutWrite Strategy Fund, which seek to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation — The financial statements of the Efficient Gold Plus Equity Strategy Fund, Efficient Gold Plus Gold Miners Strategy Fund, Enhanced Commodity Strategy Fund and Managed Futures Strategy Fund (each a “Parent Fund”), include the accounts of WisdomTree Efficient Gold Plus Equity Strategy Portfolio I, WisdomTree Efficient Gold Plus Gold Miners Strategy

188	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Portfolio I, WisdomTree Enhanced Commodity Strategy Portfolio I and WisdomTree Managed Futures Portfolio I, respectively, each a wholly-owned and controlled Cayman Islands subsidiary (each a “Subsidiary”). For each Parent Fund, the accompanying financial statements reflect the financial position and results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Parent Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Parent Fund’s investment in its Subsidiary may not exceed 25% of the respective Parent Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. For all Funds, except for U.S. Dollar Bullish Fund, foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time except for Forward Contracts in certain Asian currencies (Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, New Taiwan dollar, and the Thai baht) which are valued daily using WM/Reuters closing forward rates as of 2:00 pm Singapore time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. Eastern time to value foreign currency contracts daily. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”), or exchange-traded notes (“ETNs” or “ETN”) or closed-end mutual funds (“CEF” or “CEFs”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s valuation policy. The Board of Trustees has established a valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

WisdomTree Trust	189

Notes to Financial Statements (unaudited) (continued)

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments, such as fixed income securities, are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months or period ended February 28, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

190	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, foreign currency futures contracts, commodity futures contracts, interest rate futures contracts, equity futures contracts, digital assets futures contracts and equity options contracts during the fiscal period ended February 28, 2023 and open positions in such derivatives as of February 28, 2023 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements may also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at February 28, 2023 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit risk would be the total value of derivatives in net liability positions for each Fund, as disclosed in the table included in Note 2 — Master Netting Arrangements. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of February 28, 2023, if any, is reflected as a footnote within each Fund’s Schedule of Investments.

As of February 28, 2023, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
U.S. Dollar Bullish Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$9,403,836	Unrealized depreciation on foreign currency contracts	$1,429,528
Chinese Yuan Strategy Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	181,684	Unrealized depreciation on foreign currency contracts	304,253
Emerging Currency Strategy Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	30,634	Unrealized depreciation on foreign currency contracts	274,586
Emerging Markets Corporate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	18,144	Unrealized depreciation on futures contracts*	20,145
Emerging Markets Local Debt Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	18,471	Unrealized depreciation on foreign currency contracts	48,046
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	370,588	Unrealized depreciation on futures contracts*	19,516
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	601,029	Unrealized depreciation on futures contracts*	44,688
Mortgage Plus Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	1,845	Unrealized depreciation on futures contracts*	17,632
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	63,328	Unrealized depreciation on futures contracts*	288,767
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	273,575
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	310,125

WisdomTree Trust	191

Notes to Financial Statements (unaudited) (continued)

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	$3,566,634	Unrealized depreciation on futures contracts*	$9,300,162
Digital assets risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	286,038
Managed Futures Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	857,318	Unrealized depreciation on futures contracts*	1,732,389
Digital assets risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	269,212
Equity risk	Unrealized appreciation on futures contracts*	659,483	Unrealized depreciation on futures contracts*	538,011
Foreign currency risk	Unrealized appreciation on futures contracts*	228,685	Unrealized depreciation on futures contracts*	278,168
Interest rate risk	Unrealized appreciation on futures contracts*	325,992	Unrealized depreciation on futures contracts*	—
PutWrite Strategy Fund
Equity risk			Written options, at value	2,986,872
Target Range Fund
Equity risk	Purchased options, at value**	11,027,149	Written options, at value	1,070,622
*

Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 196 for additional information regarding balance sheet location of balances associated with futures contracts.

**	Purchased options, at value are reported in the Fund’s Investment in securities, at value within the Statements of Assets and Liabilities.

For the six months or period ended February 28, 2023, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
U.S. Dollar Bullish Fund
Foreign currency risk	$(12,311,473)	$389,101
Chinese Yuan Strategy Fund
Foreign currency risk	(673,965)	452,868
Emerging Currency Strategy Fund
Foreign currency risk	572,566	(348,321)
Emerging Markets Corporate Bond Fund
Interest rate risk	114,864	(26,746)
Emerging Markets Local Debt Fund
Foreign currency risk	(224,803)	35,429
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	7,307,940	(297,706)
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	16,727,286	(54,345)
Mortgage Plus Bond Fund
Interest rate risk	(224,800)	7,595
Voya Yield Enhanced USD Universal Bond Fund[3]
Interest rate risk	(1,388,139)	(225,439)
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	393,135	(238,435)
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	555,122	(237,325)
Foreign currency risk	(3,793)	(41)

192	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	$(22,802,940)	$7,949,339
Digital assets risk	616,506	(7,478)
Managed Futures Strategy Fund (consolidated)
Commodity risk	(2,657,943)	(1,585,713)
Digital assets risk	642,196	(162,529)
Equity risk	(2,577,124)	1,604,380
Foreign currency risk	109,882	(286,686)
Interest rate risk	959,054	(174,829)
PutWrite Strategy Fund
Equity risk	(4,237,391)	4,618,085
Target Range Fund
Equity risk	(5,950,100)	3,729,101
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Commodity risk	Net realized gain (loss) from futures contracts
Digital assets risk	Net realized gain (loss) from futures contracts
Equity risk

Net realized gain (loss) from purchased options are included in net realized gain (loss) from investment transactions

Net realized gain (loss) from written options

Net realized gain (loss) from futures contracts

Foreign currency risk	Net realized gain (loss) from foreign currency contracts Net realized gain (loss) from futures contracts
Interest rate risk	Net realized gain (loss) from futures contracts
[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Commodity risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Digital assets risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Equity risk

Net realized gain (loss) from purchased options are included in net increase (decrease) in unrealized appreciation/depreciation from investment transactions

Net increase (decrease) in unrealized appreciation/depreciation from written options

Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Interest rate risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
[3]	For the period February 7, 2023 (commencement of operations) through February 28, 2023.

During the six months or period ended February 28, 2023, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Purchased options	Written options
U.S. Dollar Bullish Fund
Foreign currency risk	$426,511,296	$800,496,094	$—	$—	$—	$—
Chinese Yuan Strategy Fund
Foreign currency risk	35,653,002	8,985,281	—	—	—	—
Emerging Currency Strategy Fund
Foreign currency risk	10,627,936	2,398,227	—	—	—	—
Emerging Markets Corporate Bond Fund
Interest rate risk	—	—	10,079,037	9,168,741	—	—
Emerging Markets Local Debt Fund
Foreign currency risk	4,472,428	418,960	—	—	—	—

WisdomTree Trust	193

Notes to Financial Statements (unaudited) (continued)

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Purchased options	Written options
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	$—	$—	$3,364,602	$157,852,653	$—	$—
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	—	—	—	358,636,583	—	—
Mortgage Plus Bond Fund
Interest rate risk	—	—	2,895,863	674,625	—	—
Voya Yield Enhanced USD Universal Bond Fund[1]
Interest rate risk	—	—	57,401,641	22,617,188	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	—	—	3,542,011	—	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	—	—	5,879,346	—	—	—
Foreign currency risk[2]	3,769	851	—	—	—	—
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	—	—	294,099,037	76,136,760	—	—
Digital assets risk	—	—	3,755,950	—	—	—
Managed Futures Strategy Fund (consolidated)
Commodity risk	—	—	17,689,377	25,857,244	—	—
Digital assets risk	—	—	1,479,561	—	—	—
Equity risk	—	—	36,425,612	—	—	—
Foreign currency risk	—	—	13,771,342	—	—	—
Interest rate risk	—	—	3,084,727	12,640,045	—	—
PutWrite Strategy Fund
Equity risk	—	—	—	—	—	101,796,043
Target Range Fund
Equity risk	—	—	—	—	52,978,771	68,192,657
[1]	For the period February 7, 2023 (commencement of operations) through February 28, 2023.
[2]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method). Payment-in-kind (“PIK”) interest income is accrued daily and the increase in a security’s principal amount related to such PIK interest income is recorded on the coupon payment date. Dividend income net of foreign withholding taxes, if any, is recognized on the ex-dividend date. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends/interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies”

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in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Repurchase Agreements — Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Foreign Currency Contracts — The Currency Strategy Funds, except the U.S. Dollar Bullish Fund, utilized foreign currency contracts to obtain net long exposure to foreign currencies consistent with each Currency Strategy Fund’s investment strategy. The U.S. Dollar Bullish Fund utilized foreign currency contracts to obtain net short exposure to foreign currencies consistent with its investment strategy. The Emerging Markets Local Debt Fund utilized foreign currency contracts to obtain long and short exposures to foreign currencies consistent with its investment objective. The Efficient Gold Plus Gold Miners Strategy Fund utilized foreign currency contracts primarily to facilitate foreign security settlements. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

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Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss)” from foreign currency contracts on the Statements of Operations.

Futures Contracts — The Duration Funds and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund utilized futures contracts to obtain net short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Emerging Markets Corporate Bond Fund, Mortgage Plus Bond Fund and Voya Yield Enhanced USD Universal Bond Fund each utilized futures contracts on U.S. Treasury bonds to manage interest rate risk. The Efficient Gold Plus Equity Strategy Fund and Efficient Gold Plus Gold Miners Strategy Fund utilized futures contracts to obtain long exposure to commodities consistent with its investment objective. The Enhanced Commodity Strategy Fund utilized futures contracts to obtain long and short exposures to commodities and digital assets consistent with its investment objective. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities, digital assets, interest rates and equity indexes consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statement of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The variation margin received or paid by the Funds, that is on deposit with the broker, on both open and closed futures contracts and certain futures contracts where variation margin is received or paid by the Funds on the expiration date, are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, “Deposits at broker for futures contracts” or “Deposits due to broker for future contracts”. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. The Funds have adopted a derivatives risk management program that is reasonably designed to manage the Funds’ derivatives risk.

Options Contracts — The PutWrite Strategy Fund utilized option contracts by writing put options on the SPDR® S&P 500 ETF Trust. The Target Range Fund utilized option contracts by purchasing long call options and writing short call options on a portfolio of four exchanged traded funds (“ETFs”) that track the performance of large- and mid-capitalization companies in the United States, developed market countries and emerging market countries, respectively, consisting of the SPDR® S&P 500 ETF Trust, iShares Russell 2000 ETF, iShares MSCI EAFE ETF, and iShares MSCI Emerging Markets ETF consistent with its investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The PutWrite Strategy Fund and Target Range Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When an option is purchased, an amount equal to the premium paid is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, a loss equal to the amount of premium

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paid is realized. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When an option is written, an amount equal to the premium received is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased from the exercise of the written put option to form the basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss.

The maximum payout for written put options is limited to the number of contracts written and the associated strike prices. At February 28, 2023, the maximum payout for written put options for the PutWrite Strategy Fund was $94,485,600. The maximum payout for written call options is potentially unlimited to the extent that the written call option is uncovered.

The risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option is that the writer of the option may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the writer of the option is exposed to the risk of loss if the market price of the underlying security increases. The risk in writing a put option is that the writer of the option may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the purchaser or writer of an option may not be able to enter into a closing transaction because of an illiquid secondary market.

Other significant risks associated with the use of options contracts may include the following: (1) the success of a strategy may depend on the investment adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the PutWrite Strategy Fund and Target Range Fund intend to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their

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financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

Repurchase agreements are subject to the terms and conditions of a Master Repurchase Agreement (“Master Repurchase Agreement”) between a Fund and a counterparty. In the event of a default or failure by a party to perform an obligation with respect to a repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off claims and to apply collateral held by it in connection with a repurchase transaction against obligations owed to the non-defaulting party.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

The Funds’ futures contracts and option contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts and option contracts are excluded from the netting table.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, Master Repurchase Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2023, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement, Master Repurchase Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
U.S. Dollar Bullish Fund
Foreign Currency Contracts	$9,403,836	$(877,002)	$—	$8,526,834	$1,429,528	$(877,002)	$—	$552,526
Chinese Yuan Strategy Fund
Repurchase Agreements	7,340,000	—	(7,340,000)[1]	—	—	—	—	—
Foreign Currency Contracts	181,684	(142,205)	—	39,479	304,253	(142,205)	—	162,048

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	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
Emerging Currency Strategy Fund
Repurchase Agreements	$2,720,000	$—	$(2,720,000)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	30,634	(30,634)	—	—	274,586	(30,634)	—	243,952
Emerging Markets Corporate Bond Fund
Securities Lending	2,527,792	—	(2,527,792)[1]	—	—	—	—	—
Emerging Markets Local Debt Fund
Securities Lending	3,655,566	—	(3,655,566)[1]	—	—	—	—	—
Repurchase Agreements	6,660,000	—	(6,660,000)[1]	—	—	—	—	—
Foreign Currency Contracts	18,471	(10,897)	—	7,574	48,046	(10,897)	—	37,149
Interest Rate Hedged High Yield Bond Fund
Securities Lending	24,507,237	—	(24,507,237)[1]	—	—	—	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Securities Lending	1,988,071	—	(1,988,071)[1]	—	—	—	—	—
Repurchase Agreements	2,950,000	—	(2,950,000)[1]	—	—	—	—	—
Yield Enhanced U.S. Aggregate Bond Fund
Securities Lending	4,886,984	—	(4,886,984)[1]	—	—	—	—	—
Repurchase Agreements	12,600,000	—	(12,600,000)[1]	—	—	—	—	—
Alternative Income Fund
Securities Lending	2,492,383	—	(2,492,383)[1]	—	—	—	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Securities Lending	230,906	—	(230,906)[1]	—	—	—	—	—

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Interest-Only and Principal-Only Securities — The Funds may invest in interest-only (“IO”) and principal-only (“PO”) securities which are typically created by splitting a traditional mortgage-backed security or pool of loans into an IO and a PO security. In general, the IO security is entitled to receive the interest payments on the underlying debt obligation(s) and the PO security is entitled to receive the principal payments of the underlying debt obligation(s). Both IO and PO securities are subject to prepayments and therefore prepayment risk. IO securities are at risk for faster than anticipated prepayments and PO securities are at risk for slower than anticipated prepayments. Assumptions regarding the rates of prepayment play a significant role in the value of these securities. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in the IO security.

Collateralized Loan Obligations — The Funds may invest in the debt tranche of collateralized loan obligations (“CLOs”). CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As CLOs are backed by pools of loans, they also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk profile and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The value of an investment in a CLO may decline as a result of, but not limited to, underlying loan defaults and/or market anticipation of defaults, credit impairment on the underlying loans or the disappearance of one of more subordinate tranches resulting from changes in the credit profile of the underlying loans.

To-be-announced Transactions — Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days

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prior to the settlement date; however, it is not anticipated that the Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e., same type, coupon, maturity) to settle on a specified future date.

The Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and the Yield Enhanced U.S. Short-Term Aggregate Bond Fund may also enter into TBA sale commitments to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Digital Assets Risk — The Enhanced Commodity Strategy Fund (“GCC”) and Managed Futures Strategy Fund (“WTMF”) each invests up to 5% of its net assets in bitcoin futures contracts. GCC and WTMF only invests in cash-settled bitcoin futures traded on the Chicago Mercantile Exchange, which is a futures exchange registered with the Commodity Futures Trading Commission. Bitcoin is a digital asset (i.e., a cryptocurrency) whose ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. GCC and WTMF do not invest in bitcoin directly. Bitcoin and bitcoin futures are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The market for bitcoin futures is also relatively new and commenced trading on the Chicago Mercantile Exchange in 2017. As a result, the market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurances that this growth will continue. The price of bitcoin could drop precipitously (including to zero), which would be expected to have a similar impact on the bitcoin futures price. Each of these factors and events could have a significant negative impact on GCC and WTMF.

Foreign currency (restricted) — Restricted foreign currency is subject to legal or contractual restriction by third parties as well as a restriction to withdrawal or use. Under sanctions imposed by the United States (“U.S.”) and the European Union (“E.U.”) against Russia and certain Russian issuers pertaining to Russia’s invasion of Ukraine, payments (such as dividend payments or interest payments) made by sanctioned issuers to entities domiciled in the U.S., such as the Funds, or E.U. are restricted from withdrawal or use by the Funds.

During the period ended February 28, 2023, the Emerging Markets Local Debt Fund received interest payments from sanctioned Russian issuers having a U.S.-dollar equivalent as shown in the Statements of Assets and Liabilities under “Foreign currency (restricted), at cost”, which are held in a foreign cash account held by the Fund’s custodian and is restricted from withdrawal or use. These amounts have been fair valued using significant unobservable inputs by WTAM’s Valuation Committee and is shown in the Statements of Assets and Liabilities under “Foreign currency (restricted), at value”.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e, book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

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Notes to Financial Statements (unaudited) (continued)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for Emerging Markets Corporate Bond Fund, Interest Rate Hedged High Yield Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (“Voya IM”) and Enhanced Commodity Strategy Fund, Managed Futures Strategy Fund, PutWrite Strategy Fund and Target Range Fund which are sub-advised by Newton Investment Management North America, LLC (“Newton”). Mellon, Voya IM and Newton are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
U.S. Dollar Bullish Fund	0.50%
Emerging Markets Corporate Bond Fund	0.60%
Emerging Markets Local Debt Fund	0.55%
Floating Rate Treasury Fund	0.15%
Interest Rate Hedged High Yield Bond Fund	0.43%
Interest Rate Hedged U.S. Aggregate Bond Fund	0.23%
Mortgage Plus Bond Fund	0.45%
Voya Yield Enhanced USD Universal Bond Fund[1]	0.15%
Yield Enhanced U.S. Aggregate Bond Fund	0.12%
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	0.12%
Alternative Income Fund	0.50%
Efficient Gold Plus Equity Strategy Fund (consolidated)	0.20%
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	0.45%
Enhanced Commodity Strategy Fund (consolidated)	0.55%
Managed Futures Strategy Fund (consolidated)	0.65%
PutWrite Strategy Fund	0.44%
Target Range Fund	0.70%
[1]	Since the commencement of operations on February 7, 2023.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended February 28, 2023, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFEs (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

WTAM and Voya IM collaborated on the creation of the Voya Yield Enhanced USD Universal Bond Fund (the “Fund”), which is designed, in part, to meet certain of the investment needs of the Voya Index Solution Portfolios (the “Voya Portfolios”). As such, the Fund expects the Voya Portfolios to be significant investors in the Fund, including, in particular, at the outset of the Fund’s operations. The Fund, Voya Portfolios, and their respective service providers will collectively coordinate the provision of investor services with respect to the shareholders of the Voya Portfolios. Voya Investments, LLC, an affiliate of Voya IM, and Voya IM serve as adviser and sub-adviser, respectively, to the Voya Portfolios. Due to the investment and servicing relationship between the Fund and the Voya Portfolios and their common sub-adviser, Voya IM, the Fund and Voya Portfolios are considered to be part of the “same

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Notes to Financial Statements (unaudited) (continued)

group of investment companies” or “related funds” for purposes of the Investment Company Act of 1940 (the investment Company Act) and the rules thereunder.

Initial purchase transactions between the Fund and Voya Portfolios were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal period ended February 28, 2023, the cost of those purchases are shown in the following table:

Fund	Purchases
Voya Yield Enhanced USD Universal Bond Fund	$1,015,341,736

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended February 28, 2023, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At February 28, 2023		For the Period Ended February 28, 2023

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Emerging Markets Local Debt Fund	130	$2,473	$55
Floating Rate Treasury Fund	605,529	30,428,568	346,596
Interest Rate Hedged High Yield Bond Fund	84	7,023	163
Interest Rate Hedged U.S. Aggregate Bond Fund	88	3,375	2,573
Mortgage Plus Bond Fund	29,411	1,266,085	23,420
Yield Enhanced U.S. Aggregate Bond Fund	770	72,538	8,003
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	93	4,463	3,511
PutWrite Strategy Fund	91	5,698	242
Enhanced Commodity Strategy Fund (consolidated)	88	3,819	700
Managed Futures Strategy Fund (consolidated)	195	8,686	398
Target Range Fund	43	1,170	5

During the fiscal period ended February 28, 2023, in connection with the organization of the Voya Yield Enhanced USD Universal Bond Fund, a newly launched Fund, WTAM contributed $100 to the Fund in exchange for 2 shares of the Fund. Prior to February 28, 2023, WTAM redeemed the aforementioned 2 shares of the Fund for proceeds of $99.

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2023, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended February 28, 2023 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales	Purchases	Sales
U.S. Dollar Bullish Fund	$5,033,200	$8,906,389	$—	$—	$—	$—
Chinese Yuan Strategy Fund	—	—	—	—	—	—
Emerging Currency Strategy Fund	—	—	—	—	—	—

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Notes to Financial Statements (unaudited) (continued)

	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales	Purchases	Sales
Emerging Markets Corporate Bond Fund	$29,106,182	$27,228,663	$—	$—	$—	$8,794,907
Emerging Markets Local Debt Fund	5,619,501	5,035,720	—	—	5,027,631	2,372,892
Floating Rate Treasury Fund	—	—	13,058,330,641	10,063,708,493	3,714,061,825	975,591,818
Interest Rate Hedged High Yield Bond Fund	23,171,169	17,390,255	—	—	30,584,137	37,304,681
Interest Rate Hedged U.S. Aggregate Bond Fund	9,563,109	10,329,347	347,271,451	385,781,929	12,295,374	89,055,430
Mortgage Plus Bond Fund	159,903	3,063,304	12,928,297	23,611,982	—	—
Voya Yield Enhanced USD Universal Bond Fund[1]	168,288,090	4,257,698	180,117,646	348,387,149	1,062,026,449	—
Yield Enhanced U.S. Aggregate Bond Fund	107,515,530	26,705,845	450,943,906	541,982,541	106,654,792	141,995,669
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	6,032,896	5,130,017	45,931,788	51,281,938	—	28,001,403
Alternative Income Fund	2,143,279	2,263,409	—	—	3,057,029	1,147,881
Efficient Gold Plus Equity Strategy Fund (consolidated)	527,360	435,319	—	—	1,930,959	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	663,138	650,830	—	—	—	2,152,334
Enhanced Commodity Strategy Fund (consolidated)	—	4,217,958	—	—	—	—
Managed Futures Strategy Fund (consolidated)	—	329,500	—	—	—	—
PutWrite Strategy Fund	524,394	1,159,491	—	—	—	—
Target Range Fund	10,717,179	305,672	—	—	—	—
[1]	For the period February 7, 2023 (commencement of operations) through February 28, 2023.

6. FEDERAL INCOME TAXES

At February 28, 2023, the cost of investments (including securities on loan, derivatives and securities sold short) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Securities Sold Short and Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$294,008,762	$7,017	$(68,915)	$(61,898)	$170,616	$(66,511)	$104,105	$42,207
Chinese Yuan Strategy Fund	25,096,740	1,896	(2,290)	(394)	—	—	—	(394)
Emerging Currency Strategy Fund	8,467,458	578	(740)	(162)	—	(98,007)	(98,007)	(98,169)
Emerging Markets Corporate Bond Fund	47,050,084	199,787	(4,799,887)	(4,600,100)	—	—	—	(4,600,100)
Emerging Markets Local Debt Fund	111,519,852	579,600	(18,112,302)	(17,532,702)	6,851	(29,955)	(23,104)	(17,555,806)
Floating Rate Treasury Fund	13,769,046,110	6,098,997	(3,664,442)	2,434,555	—	—	—	2,434,555
Interest Rate Hedged High Yield Bond Fund	213,507,026	304,095	(19,124,956)	(18,820,861)	—	—	—	(18,820,861)
Interest Rate Hedged U.S. Aggregate Bond Fund	259,192,751	270,343	(19,056,915)	(18,786,572)	17,483	—	17,483	(18,769,089)
Mortgage Plus Bond Fund	23,826,382	3,001	(2,542,814)	(2,539,813)	—	—	—	(2,539,813)
Voya Yield Enhanced USD Universal Bond Fund	1,091,758,723	217,784	(25,943,830)	(25,726,046)	—	—	—	(25,726,046)
Yield Enhanced U.S. Aggregate Bond Fund	984,650,099	726,849	(102,651,283)	(101,924,434)	182,636	—	182,636	(101,741,798)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	68,470,763	7,675	(4,191,346)	(4,183,671)	—	—	—	(4,183,671)
Alternative Income Fund	14,524,843	143,711	(1,311,499)	(1,167,788)	—	—	—	(1,167,788)
Efficient Gold Plus Equity Strategy Fund (consolidated)[2]	4,996,440	142,395	(276,540)	(134,145)	—	—	—	(134,145)
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)[2]	5,995,196	42,847	(1,134,431)	(1,091,584)	—	—	—	(1,091,584)

WisdomTree Trust	203

Notes to Financial Statements (unaudited) (continued)

	Investments in Long Securities				Investments in Securities Sold Short and Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Enhanced Commodity Strategy Fund (consolidated)[2]	$195,574,744	$10,814	$(30,135,637)	$(30,124,823)	$—	$—	$—	$(30,124,823)
Managed Futures Strategy Fund (consolidated)[2]	182,119,027	16,627	(58,625,486)	(58,608,859)	—	—	—	(58,608,859)
PutWrite Strategy Fund	91,471,996	11,616	(12,794)	(1,178)	—	—	—	(1,178)
Target Range Fund	54,341,043	107,446	(698,862)	(591,416)	356,830	—	356,830	(234,586)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/ (depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

[2]

“Tax Cost” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the Parent Fund’s investment in the Subsidiary. “Gross Unrealized Depreciation” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the tax-basis unrealized depreciation associated with the Parent Fund’s investment in the Subsidiary.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included in the Statements of Operations in “Less: Foreign withholding taxes”, the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from investment transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

7. RECENT REGULATORY UPDATE

The fair valuation Rule 2a-5 went into effect on September 8, 2022. The Rule sets forth requirements for determining the fair value of portfolio securities and establishes a framework focused on process, testing and oversight. The Rule allows fund boards to designate a valuation designee responsible for performing fair value determinations in good faith. WTAM has been designated as the Valuation Designee for the Funds and is responsible for assessing material risks, establishing fair value methodologies, testing the appropriateness and accuracy of the methodologies and overseeing third-party pricing vendors. Under the new fair valuation policies, WTAM is responsible for regular quarterly reporting of any material fair valuation matter, annual reporting on the adequacy of the Valuation Designee’s processes, and the prompt notification to the board of any material impact of the fair value process on portfolio investments.

8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions. The amendments in ASU 2022-03 clarify that a contractual restriction on a sale of an equity security is not considered a part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments in ASU 2022-03 also require the following disclosures for equity securities subject to contractual sale restrictions: (i) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet, (ii) the nature and remaining duration of the restriction(s), and (iii) the circumstances that could cause a lapse in the restriction(s). The amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years for public business entities (early adoption is also permitted). WTAM has evaluated ASU 2022-03 and determined that the adoption of ASU 2202-03 will not have a significant impact on the Trust’s financial statements and related disclosures.

9. ADDITIONAL INFORMATION

The respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally since 2019, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19,

204	WisdomTree Trust

Notes to Financial Statements (unaudited) (concluded)

governments and businesses world-wide took aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments.

COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined fully at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

*    *    *    *    *

Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries have led to increased volatility and uncertainty in the financial markets and could continue to adversely affect regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, the European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, and the United Kingdom made a commitment to phase out oil import from Russia by the end of 2022.

These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion or otherwise adversely affected by the sanctions. To the extent a Fund has exposure to Russian investments or investments in countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive or deliver, or receive dividends and interest payments on such investments may be impaired. In certain circumstances, such as when there is no market for a security or other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. Further, an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

WisdomTree Trust	205

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 19-20, 2022 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), (ii) the Sub-Advisory Agreement, pursuant to which Mellon Investments Corporation (“Mellon”) coordinates the investment and reinvestment of the assets of the applicable Funds, (iii) the Sub-Advisory Agreement, pursuant to which Voya Investment Management Co. LLC (“Voya”) coordinates the investment and reinvestment of the assets of the applicable Funds, and (iv) the Sub-Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (“Newton” and, together with Mellon and Voya, the “Sub-Advisers”) coordinates the investment and reinvestment of the assets of the applicable Funds.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 11, 2022, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2022, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the Funds’ performance. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to continue to monitor carefully disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on December 5-6, 2022, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Voya Investment Management Co., LLC will coordinate the investment and reinvestment of the assets of the WisdomTree Voya Yield Enhanced USD Universal Bond Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees, on November 30, 2022. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Fund would be passively managed. The Board noted WTAM’s belief that shareholders will invest in the Funds on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub- Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund has not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fee paid by the Fund) and not by the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund has not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

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General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com/investments.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com/investments.

210	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall, income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. One of the risks associated with the Efficient Gold Plus Equity Strategy Fund (GDE), the Efficient Gold Plus Gold Miners Strategy Fund (GDMN), the Enhanced Commodity Strategy Fund (GCC) and the Managed Futures Strategy Fund (WTMF) is the complexity of the different factors which contribute to the Funds’ performance, as well as their correlation (or non-correlation) to other asset classes. These factors include use of long and short positions in commodity futures contracts, foreign currency contracts, swaps and other derivatives. An investment in GDE, GDMN, GCC and WTMF is speculative and involves a substantial degree of risk. GDE, GDMN, GCC and WTMF should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” GDE, GDMN, GCC and WTMF may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the actively managed Currency Strategy Funds, actively managed Fixed Income Funds or GDE, GDMN, GCC and WTMF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Commodities and futures are generally volatile and are not suitable for all investors. Investments in commodities may be affected by overall market movements, changes in interest rates and other factors such as weather, disease, embargoes and international economic and political developments.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

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WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S.

WTGM-7555

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: May 5, 2023

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: May 5, 2023